                                        As filed pursuant to Rule 497
                                        Under the Securities Act of 1933
                                        Registration No. 333-63511 and 811-09003

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                         VARIABLE ANNUITY ACCOUNT SEVEN
             SUPPLEMENT TO THE POLARIS PLUS PROSPECTUS (R-2066-PRO)
                              DATED AUGUST 29, 2005
--------------------------------------------------------------------------------

THIS SUPPLEMENT REPLACES ALL PREVIOUS SUPPLEMENTS.

THE DATE OF THE PROSPECTUS HAS BEEN CHANGED TO MAY 1, 2006. ALL REFERENCES IN THE PROSPECTUS TO THE DATE OF THE STATEMENT OF ADDITIONAL INFORMATION ARE HEREBY CHANGED TO MAY 1, 2006.

THE FOLLOWING REPLACES THE FEE TABLES AND MAXIMUM AND MINIMUM EXPENSE EXAMPLES SECTIONS ON PAGES 5 AND 6 OF THE PROSPECTUS:

================================================================================
                                    FEE TABLE
================================================================================

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME YOU BUY THE CONTRACT, TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS OR SURRENDER THE CONTRACT. IF APPLICABLE, YOU MAY ALSO BE SUBJECT TO STATE PREMIUM TAXES.

MAXIMUM OWNER TRANSACTION EXPENSES

MAXIMUM WITHDRAWAL CHARGES (AS A PERCENTAGE OF EACH PURCHASE PAYMENT)(1)     6%

TRANSFER FEE...................................None

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.

CONTRACT MAINTENANCE FEE
NONE

SEPARATE ACCOUNT ANNUAL EXPENSES
(DEDUCTED DAILY AS A PERCENTAGE OF YOU AVERAGE DAILY NET ASSET VALUE)
  Mortality and Expense Risk Fees                                1.10%
    Distribution Expense Fee                                     0.15%
                                                          -----------
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSE                            1.25%
                                                          ===========

ADDITIONAL OPTIONAL FEATURE FEE
        The Income Protector is optional and, if elected, the fee is deducted annually from your contract value. You may elect either Income Protector feature described below.

OPTIONAL INCOME PROTECTOR FEE
(CALCULATED AS A PERCENTAGE OF YOUR CONTRACT VALUE ON THE DATE OF YOUR EFFECTIVE ENROLLMENT IN THE PROGRAM AND THEN EACH SUBSEQUENT CONTRACT ANNIVERSARY, PLUS PURCHASE PAYMENTS MADE SINCE THE PRIOR CONTRACT ANNIVERSARY, LESS PROPORTIONAL WITHDRAWALS, AND FEES AND CHARGES APPLICABLE TO THOSE WITHDRAWALS)

                                                     ANNUAL FEE AS A % OF YOU
OPTION                                GROWTH RATE     INCOME BENEFIT BASE(2)
------                                -----------    -----------------------
Income Protector Plus...........         3.25%                0.15%
Income Protector Max............         5.25%                0.30%

THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS OF THE TRUSTS, BEFORE ANY WAIVERS OR REIMBURSEMENTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH THE TRUSTS. PLEASE READY THEM CAREFULLY BEFORE INVESTING.

                               PORTFOLIO EXPENSES

TOTAL ANNUAL TRUST OPERATING EXPENSES (As of January 31, 2006)     MINIMUM  MAXIMUM
-------------------------------------                              -------  -------
(expenses that are deducted from Underlying Funds of the Trusts, including management fees, other expenses and 12b-1 fees,
    if applicable)                                                  0.54%    1.90%

Footnotes to Fee Table:
(1) Withdrawal Charge Schedule (as a percentage of each Purchase payment)
Years:........................................... 1    2    3    4    5    6    7+
Schedule A*.......................................6%   6%   5%   5%   4%   0%   0%
Schedule B**......................................6%   6%   5%   5%   4%   4%   0%

* This Withdrawal Charge Schedule applies to participants who are separated from service at the time of Contract issue. See Expenses above.

**  This Withdrawal Charge Schedule applies to all other participants.

(2) The fee is deducted from your contract value annually.

================================================================================
                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
================================================================================

These examples are intended to help you compare the cost of investing in the contract, with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, separate account annual expenses, available optional feature fees and Underlying Fund expenses.

The examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and that you incur the maximum and minimum fees and expenses of the Underlying Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be:

MAXIMUM EXPENSE EXAMPLES
(assuming maximum Separate Account annual expense of 1.25% , election of the optional Income Protector Max with an annualized fee of 0.30%, and investment in the Underlying Fund with total expenses of 1.90%)

        If you surrender your contract at the end of the applicable time period:
          1 YEAR             3 YEARS              5 YEARS            10 YEARS
         =======================================================================
            $948               $1,559              $2,193              $3,730
         =======================================================================

(1)     If you annuitize your contract:
         1 YEAR             3 YEARS              5 YEARS            10 YEARS
         =======================================================================
          $348               $1,059              $1,793              $3,730
         =======================================================================

(2)     If you do not surrender your contract:
         1 YEAR             3 YEARS              5 YEARS            10 YEARS
         =======================================================================
          $348               $1,059              $1,793              $3,730
         =======================================================================


MINIMUM EXPENSE EXAMPLES
(assuming minimum Separate Account annual expense of 1.25% and investment in the Underlying Fund with total expenses of 0.54%)

(1) If you surrender your contract at the end of the applicable time period and you do not elect any optional features:
         1 YEAR            3 YEARS              5 YEARS            10 YEARS
         =======================================================================
          $782              $1,063              $1,370              $2,105
         =======================================================================

(2)     If you annuitize your contract:
         1 YEAR            3 YEARS              5 YEARS            10 YEARS
         =======================================================================
          $182               $563                $970               $2,105
         =======================================================================

(3) If you do not surrender your contract and you do not elect any optional features:
         1 YEAR            3 YEARS              5 YEARS            10 YEARS
         =======================================================================
          $182               $563                $970               $2,105
         =======================================================================

EXPLANATION OF FEE TABLE AND EXAMPLES

1. The purpose of the Fee Table and Expense Examples is to show you the various expenses you would incur directly and indirectly by investing in the contract. The Fee Table and Expense Examples represent both fees at the separate account as well as the maximum and minimum total annual Underlying Fund operating expenses. Additional information on the Underlying Fund fees can be found in the accompanying Trust prospectuses.

2. In addition to the stated assumptions, the Examples also assume that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Expense Examples.

3. Expense Examples reflecting application of optional features and benefits use the highest fees and charges at which those features are being offered. The fee for the Income Protector feature is not calculated as a percentage of your daily net asset value but on other calculations more fully described in the prospectus.

4. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

THE ANCHOR SERIES AND SUNAMERICA SERIES TRUST PROSPECTUSES THAT ARE ATTACHED TO THE PROSPECTUS ARE NO LONGER CURRENT. PLEASE REFER TO THE ANCHOR SERIES AND SUNAMERICA SERIES TRUST PROSPECTUSES DATED MAY 1, 2006 WHICH ARE INCLUDED IN THIS PACKAGE.

THE FOLLOWING VARIABLE PORTFOLIOS' MANAGERS HAVE BEEN REPLACED AS FOLLOWS:

Global Equities Portfolio
         Previous Manager: Alliance Capital Management L.P.
         New Manager: J.P. Morgan Investment Management Inc.

Growth Opportunities Portfolio
         Previous Manager: AIG SunAmerica Asset Management Corp.
         New Manager: Morgan Stanley Investment Management Inc.**

    ** Morgan Stanley Investment Management Inc. does business in certain circumstances as "Van Kampen."

SunAmerica Balanced Portfolio
         Previous Manager:  AIG SunAmerica Asset Management Corp.
         New Manager:  J. P. Morgan Investment Management Inc.

Cash Management Portfolio
         Previous Manager: Banc of America Capital Management, LLC New Manager: Columbia Management Advisors, LLC

Equity Index Portfolio
        Previous Manager:  U.S. Bancorp Asset Management, Inc.
        New Manager:  FAF Advisors, Inc.

THE ALLIANCE CAPITAL MANAGEMENT L.P. CHANGED ITS NAME TO ALLIANCEBERNSTEIN L.P.

THE FOLLOWING IS INSERTED AS THE THIRD PARAGRAPH IN THE PURCHASING A POLARIS PLUS VARIABLE ANNUITY SECTION ON PAGE 7 OF THE PROSPECTUS:

Subsequent Purchase Payments can only be accepted by the Company at the following address:

AIG SunAmerica Life Assurance Company
P.O. Box 100330
Pasadena, CA 91189-0330

Purchase Payments sent to the Service Center will be forwarded to the address above and will be credited to your contract as of the date received at the address above.

Overnight deliveries of Purchase Payments can only be accepted at the following address:

Bank One National Processing Center
Lock Box 100357
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065

Deliveries of Subsequent Purchase Payments to any other address will result in a delay in crediting your contract.

THE FOLLOWING IS ADDED TO THE EXPENSES SECTION OF THE PROSPECTUS:

INCOME PROTECTOR
We charge a fee for the Income Protector program, as follows:

--------------------------------------------------------------------
CONTRACT YEAR                       ANNUALIZED FEE AS A % OF YOUR
                                         INCOME BENEFIT BASE
--------------------------------------------------------------------
Income Protector Plus                           0.15%
--------------------------------------------------------------------
Income Protector Max                            0.30%
--------------------------------------------------------------------

Since the Income Benefit Base is only a calculation and does not provide a Contract value, we deduct the fee from your actual Contract value beginning on the Contract anniversary on which your enrollment in the program becomes effective. If you elect to participate in the Income Protector program at Contract issue, we begin deducting the annual fee for the Plus or Max option when your participation becomes effective. If you elect to participate in the Income Protector program at some time after Contract issue, we begin deducting the annual fee on the Contract anniversary of or following election. We will deduct this charge from your Contract value on every Contract anniversary up to and including your Income Benefit Date.

THE FOLLOWING PARAGRAPH REPLACES THE LAST PARAGRAPH IN THE MINIMUM DISTRIBUTIONS SUBSECTION OF THE TAXES SECTION OF THE PROSPECTUS:

The IRS issued regulations, effective January 1, 2003, regarding required minimum distributions from qualified annuity contracts. One of the regulations effective January 1, 2006 will require that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits and living benefits. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these new regulations with your tax advisor.

THE FOLLOWING REPLACES THE GENERAL ACCOUNT SUBSECTION IN THE OTHER INFORMATION SECTION ON PAGE 22 OF THE PROSPECTUS:

THE GENERAL ACCOUNT

Money allocated to any Fixed Accounts goes into the Company's general account. The general account consists of all of the company's assets other than assets attributable to a Separate Account. All of the assets in the general account are chargeable with the claims of any of the Company's contract holders as well as all of its creditors. The general account funds are invested as permitted under state insurance laws.

The Company has a support agreement in effect between the Company and its ultimate parent company, AIG, and the Company's insurance policy obligations are guaranteed by American Home Assurance Company ("American Home"), a subsidiary of AIG. See the Statement of Additional Information for more information regarding these arrangements.

Circumstances affecting AIG can have an impact on the Company. For example, the recent downgrades and ratings actions taken by the major rating agencies with respect to AIG resulted in corresponding downgrades and ratings actions being taken with respect to the Company's ratings. There can be no assurance that such ratings agencies will not take further action with respect to such ratings. Accordingly, we can give no assurance that any further changes in circumstances for AIG will not impact us.

GUARANTEE OF INSURANCE OBLIGATIONS

Insurance obligations under contracts issued by the Company are guaranteed by American Home, an affiliate of the Company. Insurance obligations include, without limitation, contract value invested in any available Fixed Accounts, death benefits, living benefits and income options. The guarantee does not guarantee contract value or the investment performance of the Variable Portfolios available under the contracts. The guarantee provides that the Company's contract owners can enforce the guarantee directly.

The Company expects that the American Home guarantee will be terminated within the next year. However, the insurance obligations on contracts issued prior to termination of the American Home guarantee would continue to be covered, including obligations arising from Purchase Payments received after termination, until satisfied in full.

American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 70 Pine Street, New York, New York 10270. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home is a wholly owned subsidiary of AIG.

THE FOLLOWING REPLACES THE LEGAL PROCEEDINGS SECTION LOCATED ON PAGE 24 OF THE
PROSPECTUS:

There are no pending legal proceedings affecting the Separate Account. The Company and its subsidiaries are parties to various kinds of litigation incidental to their respective business operations. In management's opinion, these matters are not material in relation to the financial position of the Company with the exception of the matter disclosed below.

A purported class action captioned Nitika Mehta, as Trustee of the N.D. Mehta Living Trust vs. AIG SunAmerica Life Assurance Company, Case 04L0199, was filed on April 5, 2004 in the Circuit Court, Twentieth Judicial District in St. Clair County, Illinois. The action has been transferred to and is currently pending in the United States District Court for the District of Maryland, Case No. 04-md-15863, as part of a Multi-District Litigation proceeding. The lawsuit alleges certain improprieties in conjunction with alleged market timing activities. The probability of any particular outcome cannot be reasonably estimated at this time.

On February 9, 2006, AIG announced that is has reached a resolution of claims and matters under investigation with the United States Department of Justice ("DOJ"), the Securities & Exchange Commission, ("SEC"), Department of Justice ("DOJ"), the Office of the New York Attorney General and the New York State Department of Insurance ("NYAG and DOI"). The settlements resolved outstanding litigation filed by the SEC, NYAG and DOI against AIG and conclude negotiations with these authorities and the DOJ in connection with the accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of the settlement, the Company obtained temporary permission form the SEC to continue to serve as a depositor for separate accounts. The Company expects that permanent permission to be forthcoming, as the SEC has granted this type of relief to others in the past in similar circumstances. There is no assurance that permanent permission will be granted, however.

THE FOLLOWING REPLACES THE FIRST TWO PARAGRAPHS UNDER THE SUBHEADING "WHERE YOU CAN FIND MORE INFORMATION" LOCATED IN THE FINANCIAL STATEMENTS SUBSECTION OF THE OTHER INFORMATION SECTION ON PAGE 24 OF THE PROSPECTUS:

The SEC allows us to "incorporate by reference" some of the information the Company and AIG files with the SEC, which means that we can disclose important information to you by referring you to those documents. The information incorporated by reference is considered to be a part of this prospectus.

We incorporate by reference the consolidated financial statements (including notes and financial statement schedules thereto) and management's assessment of the effectiveness of internal control over financial reporting (which is included in Management's Report on Internal Control Over Financial Reporting) of AIG included in AIG's Annual Report on Form 10-K for the year ended December 31, 2005, File No. 001-08787, in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

THE FOLLOWING IS ADDED AS THE LAST PARAGRAPH UNDER THE WHERE YOU CAN FIND MORE INFORMATION SUBHEADING IN THE FINANCIAL STATEMENTS SUBSECTION IN THE OTHER INFORMATION SECTION LOCATED ON PAGE 25 OF THE PROSPECTUS:

The financial statements of the Company, the Separate Account and American Home can be found in the Statement of Additional Information ("SAI"). You may obtain a free copy of this SAI if you contact our Annuity Service Center at 800-445-SUN2.



Date: May 1, 2006

                Please keep this Supplement with your Prospectus.

                                                    This filing is made pursuant
                                                           to Rule 497 under the
                                            Securities Act of 1933 in connection
                                                 with Registration No. 333-63511

                            [THE POLARIS PLUS LOGO]
                                VARIABLE ANNUITY

                                   PROSPECTUS
                                AUGUST 29, 2005


Please read this prospectus carefully         FLEXIBLE PAYMENT GROUP AND INDIVIDUAL DEFERRED ANNUITY
before investing and keep it for              CONTRACTS
future reference. It contains                     issued by
important information about the               AIG SUNAMERICA LIFE ASSURANCE COMPANY
Polaris Plus Variable Annuity.                    in connection with
                                              VARIABLE ANNUITY ACCOUNT SEVEN
To learn more about the annuity               The annuity has several investment choices - both fixed
offered by this prospectus, obtain a          account options and variable investment portfolios listed
copy of the Statement of Additional           below. The fixed account options include market value
Information ("SAI") dated August 29,          adjustment fixed accounts for specified periods of 1, 3, and
2005. The SAI is on file with the             5 years. In addition there are 2 Dollar Cost Averaging
Securities and Exchange Commission            Accounts for 6-month and 1-year periods. The variable
("SEC") and is incorporated by                investment portfolios are part of the Anchor Series Trust
reference into this prospectus. The           ("AST") or the SunAmerica Series Trust ("SST").
Table of Contents of the SAI appears
at the end of this prospectus. For a          STOCKS:
free copy of the SAI, call us at                  MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.
(800) 445-SUN2 or write to us at our                - Aggressive Growth Portfolio                  SST
Annuity Service Center, P.O. Box                    - "Dogs" of Wall Street Portfolio*             SST
54299, Los Angeles, California
90054-0299.                                       MANAGED BY ALLIANCE CAPITAL MANAGEMENT L.P.
                                                    - Alliance Growth Portfolio                    SST
In addition, the SEC maintains a                    - Global Equities Portfolio                    SST
website (http://www.sec.gov) that                   - Growth-Income Portfolio                      SST
contains the SAI, materials
incorporated by reference and other               MANAGED BY DAVIS ADVISORS
information filed electronically with               - Davis Venture Value Portfolio                SST
the SEC by AIG SunAmerica Life                      - Real Estate Portfolio                        SST
Assurance Company.
                                                  MANAGED BY FEDERATED EQUITY MANAGEMENT COMPANY
ANNUITIES INVOLVE RISKS, INCLUDING                  - Federated American Leaders Portfolio*        SST
POSSIBLE LOSS OF PRINCIPAL. ANNUITIES               - Telecom Utility Portfolio                    SST
ARE NOT A DEPOSIT OR OBLIGATION OF,
OR GUARANTEED OR ENDORSED BY, ANY                 FRANKLIN ADVISORY SERVICES, LLC
BANK. THEY ARE NOT FEDERALLY INSURED                - Small Company Value Portfolio                SST
BY THE FEDERAL DEPOSIT INSURANCE
CORPORATION, THE FEDERAL RESERVE                  MANAGED BY U.S. BANCORP ASSET MANAGEMENT, INC.
BOARD OR ANY OTHER AGENCY.                          - Equity Income Portfolio                      SST
                                                    - Equity Index Portfolio                       SST
                                                  MANAGED BY VAN KAMPEN
                                                    - International Diversified Equities Portfolio SST
                                                  MANAGED BY PUTNAM INVESTMENT MANAGEMENT, LLC
                                                    - Emerging Markets Portfolio                   SST
                                                    - International Growth & Income Portfolio      SST
                                                    - Putnam Growth: Voyager Portfolio             SST
                                                  MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP
                                                    - Capital Appreciation Portfolio               AST
                                                    - Growth Portfolio                             AST
                                              BALANCED:
                                                  MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.
                                                    - SunAmerica Balanced Portfolio                SST
                                                  MANAGED BY WM ADVISORS, INC.
                                                    - Asset Allocation Portfolio                   AST
                                              BOND:
                                                  MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.
                                                    - High-Yield Bond Portfolio                    SST
                                                  MANAGED BY FEDERATED INVESTMENT MANAGEMENT COMPANY
                                                    - Corporate Bond Portfolio                     SST
                                                  MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL
                                                    - Global Bond Portfolio                        SST
                                                  MANAGED BY VAN KAMPEN
                                                    - Worldwide High Income Portfolio              SST
                                                  MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP
                                                    - Government and Quality Bond Portfolio        AST
                                              CASH:
                                                  MANAGED BY BANC OF AMERICA CAPITAL MANAGEMENT, LLC
                                                    - Cash Management Portfolio                    SST
                                              * "Dogs" of Wall Street Portfolio is an equity fund seeking total return and Federated American Leaders Portfolio is an equity fund seeking growth of capital and income.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
 OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 GLOSSARY.............................................     3

 HIGHLIGHTS...........................................     4

 FEE TABLES...........................................     5
 Maximum Owner Transaction Expenses...................     5
 Contract Maintenance Fee.............................     5
 Separate Account Annual Expenses.....................     5
 Additional Optional Feature Fee......................     5
 Portfolio Expenses...................................     5

 MAXIMUM AND MINIMUM EXPENSE EXAMPLES.................     6

 THE POLARIS PLUS VARIABLE ANNUITY....................     7

 PURCHASING A POLARIS PLUS VARIABLE ANNUITY...........     7
 Allocation of Purchase Payments......................     8
 Accumulation Units...................................     8
 Right to Cancel......................................     8
 Exchange Offers......................................     8

 INVESTMENT OPTIONS...................................     9
 Variable Portfolios..................................     9
     Anchor Series Trust..............................     9
     SunAmerica Series Trust..........................     9
 Fixed Account Options................................     9
 Dollar Cost Averaging Fixed Accounts.................    10
 Transfers During the Accumulation Phase..............    10
 Transfers Policies...................................    11
 Dollar Cost Averaging Program........................    12
 Asset Allocation Rebalancing.........................    12
 Voting Rights........................................    13
 Substitution.........................................    13

 ACCESS TO YOUR MONEY.................................    13
 Withdrawal Restrictions..............................    13
 Texas Optional Retirement Program....................    14
 Systematic Withdrawal Program........................    14
 Loans................................................    14
 Free Withdrawal Amount...............................    14
 Minimum Contract Value...............................    14

 DEATH BENEFIT........................................    14

 EXPENSES.............................................    15
 Separate Account Charges.............................    15
 Withdrawal Charges...................................    15
 Exceptions to Withdrawal Charge......................    16
 Investment Charges...................................    16
 Transfer Fee.........................................    16
 Premium Tax..........................................    16
 Income Taxes.........................................    16
 Reduction or Elimination of Charges and Expenses, and
   Additional Amounts Credited........................    16
 INCOME OPTIONS.......................................    16
 Annuity Date.........................................    16
 Income Options.......................................    17
 Fixed or Variable Income Payments....................    17
 Income Payments......................................    17
 Transfers During the Income Phase....................    18
 Deferment of Payments................................    18
 The Income Protector.................................    18

 TAXES................................................    20
 Annuity Contracts in General.........................    20
 Tax Treatment of Distributions -
   Non-Qualified Contracts............................    20
 Tax Treatment of Distributions -
   Qualified Contracts................................    20
 Minimum Distributions................................    21
 Tax Treatment of Death Benefits......................    21
 Contracts Owned by a Trust or Corporation............    22
 Gifts, Pledges and/or Assignments of a Contract......    22
 Diversification and Investor Control.................    22

 OTHER INFORMATION....................................    22
 The Separate Account.................................    22
 The General Account..................................    22
 Registration Statements..............................    23
 Payments in Connection with Distribution of the          23
   Contract...........................................
 Administration.......................................    23
 Legal Proceedings....................................    24
 Financial Statements.................................    24

 TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL
 INFORMATION..........................................    25

 APPENDIX A -- MARKET VALUE ADJUSTMENT................   A-1

 APPENDIX B -- CONDENSED FINANCIAL INFORMATION........   B-1

 APPENDIX C -- HYPOTHETICAL EXAMPLE OF THE OPERATION
   OF THE INCOME PROTECTOR............................   C-1

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    GLOSSARY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

ACCUMULATION PHASE - The period during which you invest money in your Contract.

ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your Contract during the Accumulation Phase.

ANNUITANT(S) - The person(s) on whose life (lives) we base annuity payments. For a Contract issued pursuant to IRC Section 403(b), the Participant must be the Annuitant. Under an IRA the owner is always the Annuitant.

ANNUITY DATE - The date on which annuity payments are to begin, as selected by you.

ANNUITY UNITS - A measurement we use to calculate the amount of annuity payments you receive from the variable portion of your Contract during the Income Phase.

BENEFICIARY (IES) - The person(s) designated to receive any benefits under the Contract if you or the Annuitant dies.

COMPANY - AIG SunAmerica Life Assurance Company, AIG SunAmerica Life, we, us, or our, the insurer that issues this Contract.

CONTRACT - The variable annuity contract issued by AIG SunAmerica Life Assurance Company ("AIG SunAmerica Life"). This includes any applicable group master contract, certificate and endorsement.

CONTRACTHOLDER - The party named as the Contractholder on the annuity Contract issued by AIG SunAmerica Life. The Contractholder may be an Employer, a retirement plan trust, an association or any other entity allowed under the law.

EMPLOYER - The organization specified in the Contract which offers the Plan to its employees.

ERISA - Employee Retirement Income Security Act of 1974 (as amended).

FIXED ACCOUNT - An account, if available, that we offer in which you may invest money and earn fixed rates of return.

INCOME PHASE - The period during which we make annuity payments to you.

IRA - An Individual Retirement Annuity qualified under and issued in accordance with the provisions of Section 408(b) of the IRC.

IRC - The Internal Revenue Code of 1986, as amended, and all regulations thereto.

IRS - The Internal Revenue Service.

NON-QUALIFIED (CONTRACT) - A Contract purchased with after-tax dollars. In general, these Contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").

PARTICIPANT - An employee or other person affiliated with the Contractholder on whose behalf an account is maintained under the terms of the Contract.

PLAN - A retirement program offered by an Employer to its employees for which a Contract is used to accumulate funds which may or may not be regulated by ERISA.

PURCHASE PAYMENTS - The money you give us to buy the Contract, as well as any additional money you give us to invest in the Contract after you own it.

QUALIFIED (CONTRACT) - A Contract purchased with pretax dollars. These Contracts are generally purchased under a pension plan, specially sponsored program or IRA.

SEPARATE ACCOUNT - A segregated asset account maintained separately from the Company's regular portfolio of investment and general accounts. The Separate Account is established by the Company to purchase and hold the Variable Portfolios.

TRUSTS - Refers to the Anchor Series Trust and the SunAmerica Series Trust collectively.

TSA - A tax sheltered annuity qualified under and issued in accordance with the provisions of Section 403(b) of the IRC.

UNDERLYING FUND - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.

VARIABLE PORTFOLIO(S) - The variable investment options available under the Contract. Each Variable Portfolio has its own investment objective and is invested in the underlying investments of the Anchor Series Trust or the SunAmerica Series Trust. The underlying investment portfolios are referred to as "Underlying Funds."

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Polaris Plus Variable Annuity is a Contract between you and AIG SunAmerica Life Assurance Company ("AIG SunAmerica Life"). It is designed primarily for IRC 403(b) and IRA Contract investments to help you meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a Contract. Purchase payments may be invested in a variety of variable and fixed account options. Like all deferred annuities, the Contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your Contract. The Income Phase begins when you start receiving income payments from your annuity to provide for your retirement.

FREE LOOK: If you cancel your Contract within 10 days after receiving it (or whatever period is required in your state), we will cancel the Contract without charging a withdrawal charge. You will receive whatever your Contract is worth on the day that we receive your request. This amount may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law. Please see PURCHASING A POLARIS PLUS VARIABLE ANNUITY in the prospectus.

EXPENSES: There are fees and charges associated with the Contract. We deduct separate account charges, which equal a maximum of 1.25% annually of the average daily value of your Contract allocated to the Variable Portfolios. There are investment charges on amounts invested in the Variable Portfolios. If you elect optional features available under the Contract we may charge additional fees for these features. A separate withdrawal charge schedule applies to each Purchase Payment, depending on your employment status at the time the Contract is issued. The maximum amount of the withdrawal charge declines over five or six years. After a Purchase Payment has been in the Contract for six complete years, or five complete years if you were separated from service at the time the Contract was issued, withdrawal charges no longer apply to that Purchase Payment. Please see the FEE TABLE, PURCHASING A POLARIS PLUS VARIABLE ANNUITY and EXPENSES in the prospectus.

ACCESS TO YOUR MONEY: You may withdraw money from your Contract during the Accumulation Phase, however, withdrawal restrictions may apply. If you do so, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Payments received during the Income Phase may be considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. Please see ACCESS TO YOUR MONEY and TAXES in the prospectus.

DEATH BENEFIT: A death benefit feature is available under the Contract to protect your Beneficiaries in the event of your death during the Accumulation Phase. Please see DEATH BENEFITS in the prospectus.

INCOME OPTIONS: When you are ready to begin taking income, you can choose to receive income payments on a variable basis, fixed basis or a combination of both. You may also chose from five different income options, including an option for income that you cannot outlive. Please see INCOME OPTIONS in the prospectus.

INQUIRIES: If you have questions about your Contract call your financial representative or contact us at AIG SunAmerica Life Assurance Company Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299. Telephone
Number: (800) 445-SUN2.

THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS AND PROGRAMS OFFERED AT DIFFERENT FEES AND EXPENSES. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.

IF YOU WOULD LIKE MORE INFORMATION REGARDING HOW MONEY IS SHARED AMONGST OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS THROUGH WHICH YOU MAY PURCHASE A VARIABLE ANNUITY, SEE THE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT SECTION UNDER OTHER INFORMATION.

PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF INVESTING.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   FEE TABLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME YOU TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS OR SURRENDER THE CONTRACT. IF APPLICABLE, YOU MAY ALSO BE SUBJECT TO STATE PREMIUM TAXES.

MAXIMUM OWNER TRANSACTION EXPENSES

MAXIMUM WITHDRAWAL CHARGES (AS A PERCENTAGE OF EACH PURCHASE
PAYMENT)(1).................................................  6%

TRANSFER FEE................................................  None

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND FEES AND EXPENSES.

CONTRACT MAINTENANCE FEE
    None

SEPARATE ACCOUNT ANNUAL EXPENSES
(deducted daily as a percentage of your average daily net asset value)

    Mortality and Expense Risk Fees.......................  1.10%
    Distribution Expense Fee..............................  0.15%
                                                            -----
      TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES..............  1.25%
                                                            =====

ADDITIONAL OPTIONAL FEATURE FEE
    The Income Protector is optional and, if elected, the fee is deducted annually from your contract value. You may elect either Income Protector feature described below.

  OPTIONAL INCOME PROTECTOR FEE
 (CALCULATED AS A PERCENTAGE OF YOUR CONTRACT VALUE ON THE DATE OF YOUR EFFECTIVE ENROLLMENT IN THE PROGRAM AND THEN EACH SUBSEQUENT CONTRACT ANNIVERSARY, PLUS PURCHASE PAYMENTS MADE SINCE THE PRIOR CONTRACT ANNIVERSARY, LESS PROPORTIONAL WITHDRAWALS, AND FEES AND CHARGES APPLICABLE TO THOSE WITHDRAWALS)

                                                ANNUAL FEE AS A % OF YOUR
   OPTION                         GROWTH RATE    INCOME BENEFIT BASE(2)
   ------                         -----------   -------------------------
   Income Protector Plus........     3.25%                0.15%
   Income Protector Max.........     5.25%                0.30%

FOOTNOTES TO THE FEE TABLE:

  (1) Withdrawal Charge Schedule (as a percentage of each Purchase Payment)

   YEARS:......................................................   1    2    3    4    5    6   7+
   Schedule A*.................................................  6%   6%   5%   5%   4%   0%   0%
   Schedule B**................................................  6%   6%   5%   5%   4%   4%   0%

    * This Withdrawal Charge Schedule applies to participants who are separated from service at the time of Contract issue. See
      EXPENSES below.

   ** This Withdrawal Charge Schedule applies to all other participants.

  (2) The fee is deducted from your Contract value annually.

THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS OF THE TRUSTS BEFORE ANY WAIVERS OR REIMBURSEMENTS. MORE DETAIL CONCERNING THE TRUSTS' FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH OF THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.

                               PORTFOLIO EXPENSES

           TOTAL ANNUAL TRUST OPERATING EXPENSES              MINIMUM   MAXIMUM
           -------------------------------------              -------   -------
(expenses that are deducted from underlying funds of the
Trusts, including management fees, other expenses and 12b-1
fees, if applicable)........................................   0.56%     2.00%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include owner transaction expenses, Contract maintenance fees, separate account annual expenses, fees for optional features and expenses of the underlying funds of the Trusts.

The Examples assume that you invest $10,000 in the Contract for the time periods indicated; that your investment has a 5% return each year; and that the maximum and minimum fees and expenses of the underlying funds are reflected. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be:

MAXIMUM EXPENSE EXAMPLES
(ASSUMING MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSE OF 1.25% AND INVESTMENT IN THE UNDERLYING FUND WITH TOTAL EXPENSES OF 2.00%)

(1) If you surrender your Contract at the end of the applicable time period and you elect the optional Income Protector Max (0.30%) feature:

    1 YEAR   3 YEARS   5 YEARS   10 YEARS
    -------------------------------------
    -------------------------------------
     $958    $1,588    $2,240     $3,818
    -------------------------------------
    -------------------------------------

(2) If you annuitize your Contract:

    1 YEAR   3 YEARS   5 YEARS   10 YEARS
    -------------------------------------
    -------------------------------------
     $328    $1,001    $1,698     $3,549
    -------------------------------------
    -------------------------------------

(3) If you do not surrender your Contract and you elect the optional Income Protector Max (0.30%) feature:

    1 YEAR   3 YEARS   5 YEARS   10 YEARS
    -------------------------------------
    -------------------------------------
     $358    $1,088    $1,840     $3,818
    -------------------------------------
    -------------------------------------

MINIMUM EXPENSE EXAMPLES
(ASSUMING MINIMUM SEPARATE ACCOUNT ANNUAL EXPENSE OF 1.25% AND INVESTMENT IN THE UNDERLYING FUND WITH TOTAL EXPENSES OF 0.56%)

(1) If you surrender your Contract at the end of the applicable time period and you do not elect any optional features:

    1 YEAR   3 YEARS   5 YEARS   10 YEARS
    -------------------------------------
    -------------------------------------
     $784    $1,069    $1,380     $2,127
    -------------------------------------
    -------------------------------------

(2) If you annuitize your Contract:

    1 YEAR   3 YEARS   5 YEARS   10 YEARS
    -------------------------------------
    -------------------------------------
     $184     $569      $980      $2,127
    -------------------------------------
    -------------------------------------

(3) If you do not surrender your Contract and you do not elect any optional features:

    1 YEAR   3 YEARS   5 YEARS   10 YEARS
    -------------------------------------
    -------------------------------------
     $184     $569      $980      $2,127
    -------------------------------------
    -------------------------------------

EXPLANATION OF FEE TABLES AND EXAMPLES

1. The purpose of the Fee Tables is to show you the various expenses you would incur directly and indirectly by investing in the Contract. The tables represent both fees at the separate account level as well as total annual underlying fund operating expenses. Additional information on the portfolio company fees can be found in the accompanying Trust prospectuses.

2. In addition to the stated assumptions, the Examples also assume separate account expenses as indicated and that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Examples.

3. Examples reflecting application of optional features and benefits use the highest fees and charges at which those features are being offered. The fee for the Income Protector feature is not calculated as a percentage of your daily net asset value but on other calculations more fully described in the prospectus.

4. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

   CONDENSED FINANCIAL INFORMATION APPEARS IN APPENDIX B OF THIS PROSPECTUS.

----------------------------------------------------------------
----------------------------------------------------------------
                       THE POLARIS PLUS VARIABLE ANNUITY
----------------------------------------------------------------
----------------------------------------------------------------

We issue the Polaris Plus variable annuity to certain groups and/or individuals which qualify to purchase Contracts to fund their Tax Sheltered Annuity ("TSA") pursuant to Section 403(b) of the Internal Revenue Code ("IRC") or IRA retirement savings investments pursuant to Section 408(b) of the IRC. For TSA Contracts, the Contract may be issued to a group Contractholder (usually your employer or plan trustee) for the benefit of the Participants in the group (you and other employees in the group).

As a Participant under a group Contract you will receive a certificate which explains your rights under the Contract. In certain situations an individual Contract will be issued directly to you.

A TSA Polaris Plus participant may choose to convert their 403(b) to an IRA if they separate from service. Generally, all of the same features, charges and benefits will apply to a Contract converted to an IRA, as was applicable to a participant's TSA, so long as no conflict arises with the appropriate provisions of the IRC. We will only specifically address IRAs in this Prospectus to the extent that applicable IRC provisions and/or any other state or federal laws, require different treatment.

Generally, an annuity is a Contract between you and an insurance company. For Plans governed by Employee Retirement Income Security Act of 1974 ("ERISA"), the Contract may be owned by Plan Sponsor, Trustee or some other employee association. Your retirement plan allows you to invest money on which you have not already paid taxes and your earnings grow tax deferred. In addition, funding that Plan with a variable annuity provides certain benefits. You should decide whether the benefits are right for you. Among other features the Contract offers:

     - Investment Options: Various investment options available in one Contract, including both variable and fixed-rate investing.

     - Death Benefit: If you die during the Accumulation Phase, the insurance company pays a death benefit to your Beneficiary.

     - Guaranteed Income: You receive a stream of income for your lifetime if elected, or another available period you select.

We developed this variable annuity to help you contribute to your retirement savings. Your contributions may come from payroll deductions arranged through your employer for TSAs. Contracts may also be funded by direct transfers or direct rollovers from other retirement savings plans. Existing Polaris Plus 403(b) Contracts may be converted to an IRA upon a separation from service. Additionally, those IRA Contract holders may make on-going contributions subject to restrictions set forth in the IRC.


This Contract has two stages, the Accumulation Phase and the Income Phase. Your Contract is in the Accumulation Phase when you make payments into the Contract. During the Accumulation Phase, generally you have the advantage of making Purchase Payments before paying taxes on the contributions. In addition, as a function of IRC provisions, taxes on your earnings are deferred until withdrawal. The Income Phase begins when you request that we start making income payments to you out of the money accumulated in your Contract.

The Contract is called a "variable" annuity because it allows you to invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance which vary with market conditions. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your Contract depends on the performance of the Variable Portfolios in which you invest.

The Contract may offer fixed account options for varying time periods (which also may be limited by any applicable Plan). Fixed account options earn interest at a rate set and guaranteed by AIG SunAmerica Life. If you allocate money to the fixed account options, the amount of money that accumulates in the Contract depends on the total interest credited to the particular fixed account option(s) in which you are invested.

For more information on investment options available under this Contract SEE INVESTMENT OPTIONS BELOW.

AIG SunAmerica Life is a stock life insurance company organized under the laws of the state of Arizona. Its principal place of business is 1 SunAmerica Center, Los Angeles, California 90067. The Company conducts life insurance and annuity business in the District of Columbia and all states except New York. AIG SunAmerica Life is an indirect, wholly owned subsidiary of American International Group, Inc., a Delaware Corporation.
----------------------------------------------------------------
----------------------------------------------------------------
                   PURCHASING A POLARIS PLUS VARIABLE ANNUITY
----------------------------------------------------------------
----------------------------------------------------------------

A Purchase Payment is the money you give us to buy a Contract. Any additional money you give us to invest in your Contract after purchase is a subsequent Purchase Payment. You make payments into your Contract in two ways:

- salary reduction contributions, arranged through your employer; and/or

- direct transfer or direct rollover from an existing retirement plan.

If you enter into a salary reduction agreement with your employer to make Purchase Payments, there is no minimum initial payment. If you do not establish such a salary reduction agreement, and only contribute through direct transfer or direct rollover, the minimum initial Purchase Payment is $2,000.

We reserve the right to require company approval prior to accepting Purchase Payments greater than $1,000,000. For Contracts owned by a non-natural owner, we reserve the right to require prior Company approval to accept Purchase Payments greater than $250,000. Subsequent Purchase Payments that would cause total Purchase Payments in all Contracts issued by the Company and First SunAmerica Life

Insurance Company, an affiliate of the Company, to the same owner to exceed these limits may also be subject to company pre-approval. We reserve the right to change the amount at which pre-approval is required, at any time.

In general, we will not issue you a TSA or IRA Contract if you are age 70 1/2 or older, unless you certify that the minimum distributions required by the IRC are being made. Upon proof satisfactory to us that minimum distribution requirements are being satisfied or are not yet required, we may issue you a Contract prior to your reaching age 80. If we discover a misstatement of age, we reserve the right to fully pursue our remedies including termination of the Contract and/or revocation of any age-driven benefits.

You may assign this Contract before beginning the Income Phase by sending us a written request for an assignment. Your rights and those of any other person with rights under this Contract will be subject to the assignment. WE RESERVE THE RIGHT TO NOT RECOGNIZE ASSIGNMENTS IF IT CHANGES THE RISK PROFILE OF THE OWNER OF THE CONTRACT, AS DETERMINED IN OUR SOLE DISCRETION. Please see the Statement of Additional Information for details on the tax consequences of an assignment.

ALLOCATION OF PURCHASE PAYMENTS

We invest your Purchase Payments in the fixed and variable investment options according to your instructions. If we receive a Purchase Payment without allocation instructions, we will invest the money according to your last allocation instructions. SEE INVESTMENTS OPTIONS BELOW.

In order to issue your Contract, we must receive your completed enrollment form, and/or Purchase Payment allocation instructions and any other required paper work at our principal place of business. We allocate your initial Purchase Payment within two days of receiving it. If we do not have the complete information necessary to issue your Contract, we will contact you. If we do not have the information necessary to issue your Contract within 5 business days we will:

     - Send your money back to you, or;

     - Ask your permission to keep your money until we get the information necessary to issue the Contract.

ACCUMULATION UNITS

The value of the variable portion of your Contract will go up and down dependent on the investment performance of the Variable Portfolios you choose. When you allocate a Purchase Payment to the Variable Portfolios, we credit your Contract with Accumulation Units. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we receive your money if we receive it before 1:00 p.m. Pacific Time, or on the next business day's unit value if we receive it after 1:00 p.m. Pacific Time. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.
We calculate the value of an Accumulation Unit each day that the New York Stock Exchange ("NYSE") is open, as follows:

     1. We determine the total value of money invested in a particular Variable Portfolio;

     2. We subtract from that amount all applicable Contract charges; and

     3. We divide this amount by the number of outstanding Accumulation Units.

When you make a Purchase Payment, we credit your Contract with Accumulation Units. We determine the number of Accumulation Units credited by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.

     EXAMPLE:

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to the Global Bond Portfolio. We determine that the value of an Accumulation Unit for the Global Bond Portfolio is $11.10 when the NYSE closes on Wednesday. We then divide $25,000 by $11.10 and credit your Contract on Wednesday night with 2252.25 Accumulation Units for the Global Bond Portfolio.

Performance of the Variable Portfolios in which you are invested and the insurance charges and expenses under your Contract affect your Accumulation Unit values. These factors may cause the value of your Contract to go up or down.

RIGHT TO CANCEL

You may cancel your Contract within ten days after receiving it (or longer if required by state law). We call this a "free look." To cancel, you must mail the Contract along with your free look request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299. We will refund to you the value of your Contract on the day we receive your request. The amount refunded to you may be more or less than the amount you originally invested.

Certain states (and all Contracts issued as IRAs) require us to return your Purchase Payments upon a free look request. With respect to those Contracts, we reserve the right to put your money in the Cash Management Portfolio option during the free look period. If you cancel your Contract during the free look period, generally, we return your Purchase Payments or the value of your Contract, whichever is larger. At the end of the free look period, we reallocate your money according to your instructions.

EXCHANGE OFFERS

From time to time, we may offer to allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with more current features and benefits, also issued by the Company or one of its affiliates. Such an Exchange Offer will be made in accordance with applicable state and federal securities and insurance rules and regulations. We will explain the specific terms and conditions of any such Exchange Offer at the time the offer is made.
----------------------------------------------------------------
----------------------------------------------------------------
                               INVESTMENT OPTIONS
----------------------------------------------------------------
----------------------------------------------------------------

VARIABLE PORTFOLIOS

The Variable Portfolios invest in shares of the Anchor Series Trust and the SunAmerica Series Trust (the "Trusts"). Additional Variable Portfolios may be available in the future. These Portfolios are only available through the purchase of certain insurance Contracts. The Trusts serve as the underlying investment vehicles for other variable annuity Contracts issued by AIG SunAmerica Life, and other affiliated and unaffiliated insurance companies. Neither AIG SunAmerica Life nor the Trusts believe that offering shares of the Trusts in this manner is disadvantageous to you. The fund's management monitors the Trusts for any conflicts between Contract owners. Other funds may be available through the Trusts which are not available for investment under your Contract.

The Variable Portfolios along with their respective subadvisers are listed below:

     ANCHOR SERIES TRUST - CLASS 1

Wellington Management Company, LLP serves as subadviser to the Anchor Series Trust Portfolios. Anchor Series Trust ("AST") has investment portfolios in addition to those listed below which are not available for investment under the Contract.

     SUNAMERICA SERIES TRUST - CLASS 1

Various subadvisers provide investment advice for the SunAmerica Series Trust Portfolios. SunAmerica Series Trust ("SST") has investment portfolios in addition to those listed below which are not available for investment under the Contract.

STOCKS:

  MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.
       - Aggressive Growth Portfolio                                         SST
       - "Dogs" of Wall Street Portfolio*                                    SST

  MANAGED BY ALLIANCE CAPITAL MANAGEMENT L.P.

       - Alliance Growth Portfolio                                           SST
       - Global Equities Portfolio                                           SST
       - Growth-Income Portfolio                                             SST

  MANAGED BY DAVIS ADVISORS
       - Davis Venture Value Portfolio                                       SST
       - Real Estate Portfolio                                               SST

  MANAGED BY FEDERATED EQUITY MANAGEMENT COMPANY
       - Federated American Leaders Portfolio*                               SST
       - Telecom Utility Portfolio                                           SST

  MANAGED BY FRANKLIN ADVISORY SERVICES, LLC
       - Small Company Value Portfolio                                       SST

  MANAGED BY U.S. BANCORP ASSET MANAGEMENT, INC.
       - Equity Income Portfolio                                             SST
       - Equity Index Portfolio                                              SST

  MANAGED BY VAN KAMPEN
       - International Diversified Equities Portfolio                        SST

  MANAGED BY PUTNAM INVESTMENT MANAGEMENT, LLC
       - Emerging Markets Portfolio                                          SST
       - International Growth & Income Portfolio                             SST
       - Putnam Growth: Voyager Portfolio                                    SST

  MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP
       - Capital Appreciation Portfolio                                      AST
       - Growth Portfolio                                                    AST
BALANCED:

  MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.
       - SunAmerica Balanced Portfolio                                       SST

  MANAGED BY WM ADVISORS, INC.
       - Asset Allocation Portfolio                                          AST
BOND:

  MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.
       - High-Yield Bond Portfolio                                           SST

  MANAGED BY FEDERATED INVESTMENT MANAGEMENT COMPANY
       - Corporate Bond Portfolio                                            SST

  MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL
       - Global Bond Portfolio                                               SST

  MANAGED BY VAN KAMPEN
       - Worldwide High Income Portfolio                                     SST

  MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP
       - Government and Quality Bond Portfolio                               AST
CASH:

  MANAGED BY BANC OF AMERICA CAPITAL MANAGEMENT, LLC
       - Cash Management Portfolio                                           SST

* "Dogs" of Wall Street Portfolio is an equity fund seeking total return and Federated American Leaders Portfolio is an equity fund seeking growth of capital and income.

YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE PORTFOLIOS, INCLUDING EACH VARIABLE PORTFOLIO'S INVESTMENT OBJECTIVE AND RISK FACTORS.

If applicable, your Plan may limit the Variable Portfolios available under your Contract.

FIXED ACCOUNT OPTIONS

Your Contract may offer Fixed Account Guarantee Periods ("FAGP") to which you may allocate certain Purchase Payments or Contract value. Available guarantee periods may be for different lengths of time (such as 1, 3 or 5 years) and may have different guaranteed interest rates, as noted below. We guarantee the interest rate credited to amounts allocated to any available FAGP and that the rate will never be less than the minimum guaranteed interest rate as specified in your Contract. Once established, the rates for specified payments do not change during the guarantee period. We determine the FAGPs offered at any time in our sole discretion and we reserve the right to change the FAGPs that we make available at any time, unless state law requires us to do otherwise. Please check with your financial representative to learn if any FAGPs are currently offered.

There are three interest rate scenarios for money allocated to the FAGPs. Each of these rates may differ from one another. Once declared, the applicable rate is guaranteed until the corresponding guarantee period expires. Under each scenario your money may be credited a different rate of interest as follows:

     - Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a FAGP.

     - Current Rate: The rate credited to any portion of the subsequent Purchase Payments allocated to a FAGP.

     - Renewal Rate: The rate credited to money transferred from a FAGP or a Variable Portfolio into a FAGP and to money remaining in a FAGP after expiration of a guarantee period.

When a FAGP ends, you may leave your money in the same FAGP or you may reallocate your money to another FAGP or to the Variable Portfolios. If you want to reallocate your money, you must contact us within 30 days after the end of the current interest guarantee period and instruct us as to where you would like the money invested. We do not contact you. If we do not hear from you, your money will remain in the same FAGP where it will earn interest at the renewal rate then in effect for that FAGP.

If you take money out of an available multi-year FAGP, before the end of the guarantee period, we make an adjustment to your Contract. We refer to the adjustment as a market value adjustment ("MVA"). The MVA reflects any difference in the interest rate environment between the time you place your money in the FAGP and the time when you withdraw or transfer that money. This adjustment can increase or decrease your Contract value. Generally, if interest rates drop between the time you put your money into a FAGP and the time you take it out, we credit a positive adjustment to your Contract. Conversely, if interest rates increase during the same period, we post a negative adjustment to your Contract. However, the market value adjustment will never result in your earning less than 3% annually in any particular FAGP. You have 30 days after the end of each guarantee period to reallocate your funds without incurring any MVA. APPENDIX A SHOWS HOW WE CALCULATE AND APPLY THE MVA.

If available, you may systematically transfer interest in available FAGPs into any of the Variable Portfolios on certain periodic schedules offered by us. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center. Check with your financial representative about the current availability of this service.

All FAGPs may not be available in all states. We reserve the right to refuse any Purchase Payment to available FAGPs if we are crediting a rate equal to the minimum guaranteed interest rate specified in your Contract. We may also offer the specific Dollar Cost Averaging Fixed Accounts ("DCAFA"). The rules, restrictions and operation of the DCAFAs may differ from the standard FAGPs described above, please see DOLLAR COST AVERAGING PROGRAM BELOW for more details.

DOLLAR COST AVERAGING FIXED ACCOUNTS

You may invest initial rollover Purchase Payments in the DCAFAs, if available. The minimum Purchase Payment that you must invest for the 6-month DCAFA is $600 and $1,200 for the 12-month DCAFA, if such accounts are available. Purchase Payments less than these minimum amounts will automatically be allocated to the Variable Portfolios ("target account(s)") according to your instructions to us or your current allocation instruction on file. DCAFAs also credit a fixed rate of interest but are specifically designed to facilitate a dollar cost averaging program. Interest is credited to amounts allocated to the DCAFAs while your investment is transferred to the Variable Portfolios over certain specified time frames. The interest rates applicable to the DCAFA may differ from those applicable to any available FAGPs but will never be less than the minimum annual guaranteed interest rate as specified in your Contract. However, when using a DCAFA the annual interest rate is paid on a declining balance as you systematically transfer your investment to the Variable Portfolios. Therefore, the actual effective yield will be less than the annual crediting rate. We determine the DCAFAs offered at any time in our sole discretion and we reserve the right to change to DCAFAs that we make available at any time, unless state law requires us to do otherwise. See DOLLAR COST AVERAGING PROGRAM BELOW for more information.

TRANSFERS DURING THE ACCUMULATION PHASE

Subject to our rules, restrictions and policies, during the Accumulation Phase you may transfer funds between the Variable Portfolios and/or any available Fixed Account options by telephone or through the Company's website (http://www.aigsunamerica.com) or in writing by mail or facsimile. All transfer instructions submitted via facsimile must be sent to (818) 615-1543, otherwise they will not be considered received by us. We may accept transfers by telephone or the Internet unless you tell us not to on your contract application. When receiving instructions over the telephone or the Internet, we follow procedures we have adopted to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the Internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

Any transfer request will be priced as of the day it is confirmed in good order by us if the request is processed before Market Close. If the transfer request is processed after Market Close, the request will be priced as of the next business day.

Funds already in your contract cannot be transferred into the DCA Fixed Accounts. You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio after a transfer, that amount must be transferred as well.

TRANSFER POLICIES

We do not want to issue this variable annuity contract to contract owners engaged in trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below. However, we cannot always anticipate if a potential contract owner intends to engage in Short-Term Trading. Short-Term Trading may create risks that may result in adverse effects on investment return of an Underlying Fund. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund and/or (2) increased brokerage and administrative costs due to forced and unplanned fund turnover; both of which may dilute the value of the shares in the Underlying Fund and reduce value for all investors in the Variable Portfolio. In addition to negatively impacting the contract owner, a reduction in contract value may also be harmful to annuitants and/or beneficiaries.

We have adopted the following administrative procedures to discourage Short-Term Trading.

All transfer request in excess of 15 transfers per contract year must be submitted in writing by United States Postal Service first-class mail ("U.S. Mail") until your next contract anniversary ("Standard U.S. Mail Policy"). We will not accept transfer requests sent by any other medium except U.S. Mail until your next contract anniversary. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer. All transfers made on the same day prior to Market Close are considered one transfer request. Transfers resulting from your participation in the DCA or Asset Rebalancing programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy. We apply the Standard U.S. Mail Policy uniformly and consistently to all contract owners except for omnibus group contracts and contracts utilizing third party asset allocation services as described below.

We believe that the Standard U.S. Mail Policy is a sufficient deterrent to Short-Term Trading and we do not conduct any additional routine monitoring. However, we may become aware of transfer patterns among the Variable Portfolios and/or available Fixed Accounts which reflect what we consider to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not triggered the limitations of the Standard U.S. Mail Policy described above. If such transfer activity cannot be controlled by the Standard U.S. Mail Policy, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers ("Accelerated U.S. Mail Policy"). To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we also reserve the right to evaluate, in our sole discretion, whether to impose further limits on the number and frequency of transfers you can make, impose minimum holding periods and/or reject any transfer request or terminate your transfer privileges. We will notify you in writing if your transfer privileges are terminated. In addition, we reserve the right to not accept transfers from a third party acting for you and not to accept preauthorized transfer forms.

Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject or impose other conditions on transfer privileges include:

     (1) the number of transfers made in a defined period;

     (2) the dollar amount of the transfer;

     (3) the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     (4) the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

     (5) whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies; and/or

     (6) other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading.

Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations. We cannot guarantee that we will detect and/or deter all Short-Term Trading. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above. Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. You should be aware that the design of our administrative procedures involves inherently subjective decisions, which we attempt to make in a fair and reasonable manner consistent with the interests of all owners of this contract. We do not enter into agreements with contract owners whereby we permit or intentionally disregard Short-Term Trading.

The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract owners utilizing third party trading services performing asset allocation services for a number of contract owners at the same time except for purposes of calculating the number of transfers for the

Standard U.S. Mail Policy. A calendar year will be used (instead of a contract year) for these contracts. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks to Short-Term Trading and negatively impact the Variable Portfolios as described above.

Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.

WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THIS SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.

For information regarding transfers during the Income Phase, SEE INCOME OPTIONS BELOW.

DOLLAR COST AVERAGING PROGRAM

The DCA program allows you to invest gradually in the Variable Portfolios. Under the program you systematically transfer a set dollar amount or percentage of portfolio value from any Variable Portfolio or available fixed account ("source account") to any other Variable Portfolio ("target account"). Transfers may occur on certain periodic schedules, such as weekly or monthly. You may change the frequency to other available options at any time by notifying us in writing. The minimum transfer amount under the DCA program is $100 per transaction, regardless of the source account. Fixed accounts are not available as target accounts for the DCA program. There is not charge for participating in the program.

In addition to using the Variable Portfolios or the available fixed accounts as the source account for the DCA program, you may also use the DCAFAs, which are exclusively offered to facilitate this program. The DCAFAs only accept new Purchase Payments. You cannot transfer money already in your Contract into a DCAFA. If you allocate new Purchase Payments into a DCAFA, we transfer all the money you allocated to the DCAFA into the selected Variable Portfolios over the selected time period at an offered frequency of your choosing. You cannot change the particular DCAFA or the frequency of the transfers once selected. The minimum Purchase Payment that you must invest for the 6-month DCAFA is $600 and $1,200 for the 12-month DCAFA, if such accounts are available. Purchase Payments less than these minimum amounts will automatically be allocated to the target account(s) according to your instructions to us or your current allocation instruction on file.

You may terminate your DCA program at any time. If money remains in a DCAFA, we transfer the remaining money into the 1-year MVA fixed account.

The DCA program is designed to lessen the impact of market fluctuations on your investment. However, we cannot ensure that you will make a profit. When you participate in the DCA program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want to gradually move $750 each quarter from the Cash Management Portfolio to the Aggressive Growth Portfolio over six quarters. You set up dollar cost averaging and purchase Accumulation Units at the following values:

-------------------------------------------
                ACCUMULATION      UNITS
   QUARTER          UNIT        PURCHASED
-------------------------------------------
      1            $ 7.50          100
      2            $ 5.00          150
      3            $10.00           75
      4            $ 7.50          100
      5            $ 5.00          150
      6            $ 7.50          100
-------------------------------------------

     You paid an average price of only $6.67 per Accumulation Unit over six quarters, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

ASSET ALLOCATION REBALANCING

Earnings in your Contract may cause the percentage of your investment in each investment option to differ from your original allocations. The Automatic Asset Rebalancing program addresses this situation. At your election, we periodically rebalance your investments in the Variable Portfolios to return your allocations to their original percentages. You request quarterly, semi-annual or annual rebalancing. There is no charge for participating in the Asset Allocation Rebalancing Program.

We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want your initial Purchase Payment split between two Portfolios. You want 50% in the Corporate Bond Portfolio and 50% in the Growth Portfolio. Over the next calendar quarter, the bond market does very well while the stock market performs poorly. At the end of the calendar quarter, the Corporate Bond Portfolio now represents 60% of your holdings because it has increased in value and the Growth Portfolio represents 40% of your holdings. If you had chosen quarterly rebalancing, on the last day of that quarter, we would sell some of your units in the Corporate Bond Portfolio to bring its holdings back to 50% and use the money to buy more units in the Growth Portfolio to increase those holdings to 50%.

VOTING RIGHTS

AIG SunAmerica Life is the legal owner of the Trusts' shares. However, when a Variable Portfolio solicits proxies in conjunction with a vote of shareholders, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to comply with these rules, we will vote the shares in our own right.

SUBSTITUTION

We may amend your Contract due to changes to the Variable Portfolios offered under your Contract. For example, we may offer new Variable Portfolios, delete Variable Portfolios, or stop accepting allocations and/or investments in a particular Variable Portfolio. We may move assets and re-direct future premium allocations from one Variable Portfolio to another if we receive investor approval through a proxy vote or SEC approval for a fund substitution. This would occur if a Variable Portfolio is no longer an appropriate investment for the Contract, for reasons such as continuing substandard performance, or for changes to the portfolio manager, investment objectives, risks and strategies, or federal or state laws. The new Variable Portfolio offered may have different fees and expenses. You will be notified of any upcoming proxies or substitutions that affect your Variable Portfolio choices.

----------------------------------------------------------------
----------------------------------------------------------------
                              ACCESS TO YOUR MONEY
----------------------------------------------------------------
----------------------------------------------------------------

You can access money in your Contract in three ways:

     - by receiving income payments during the Income Phase, SEE INCOME OPTIONS BELOW;

     - by taking a loan in accordance with the provisions of your Plan and/or this Contract (TSA only); or

     - subject to the restrictions described below, by making a partial or total withdrawal.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of Contract owners.

Additionally, we reserve the right to defer payments for a withdrawal from a fixed account option. Such deferrals are limited to no longer than six months.

We may deduct a withdrawal charge applicable to any total or partial withdrawal, and a market value adjustment if a total or partial withdrawal comes from the 1, 3 or 5 year MVA fixed accounts unless the withdrawal qualifies for withdrawal charge exception. SEE INVESTMENT OPTIONS AND EXPENSES BELOW.

We may establish certain minimum withdrawal amounts or require that a minimum amount remain in a Variable Portfolio upon withdrawal. Please consult the Annuity Service Center for additional information. You must send a written withdrawal request. Unless you provide us with different instructions, partial withdrawals will be made pro rata from each Variable Portfolio and each fixed account option in which you are invested.

WITHDRAWAL RESTRICTIONS

Withdrawals under Section 403(b) Contracts are subject to the limitations under
Section 403(b)(11) of the IRC and any applicable Plan document. Section 403(b) provides that salary reduction contributions deposited and earnings credited on any salary reduction contributions after December 31, 1988 may only be withdrawn upon (1) death; (2) disability; (3) reaching age 59 1/2; (4) separation from service; or (5) occurrence of a hardship. Amounts accumulated in one Section 403(b)(1) Contract may be transferred to another Section 403(b)(1) Contract or
Section 403(b)(7) custodial account without a penalty under the IRC. Amounts accumulated in a Section 403(b)(7) custodial account and deposited in a Contract will be subject to the same withdrawal restrictions as are applicable to post-1988 salary reduction contributions. For more information on these provisions. SEE TAXES BELOW.

If your Plan is subject to Title I of ERISA, your withdrawal request must be authorized by the Contractholder on your behalf. All withdrawal requests will require the Contractholder's written authorization and written documentation specifying the portion of your Contract value which is available for distribution to you.

If your Plan is not subject to Title I of ERISA and you own a TSA, you must certify to AIG SunAmerica Life that, one of the events listed in the IRC has occurred (and provide supporting information, if requested) and that AIG

SunAmerica Life may rely on such representation in granting such a withdrawal request. The above does not apply to transfers to other Qualified investment alternatives. SEE TAXES BELOW. You should consult your tax adviser as well as review the provisions of any applicable Plan before requesting a withdrawal.

In addition to the restrictions noted above, a Plan may contain additional withdrawal or transfer restrictions.

Early withdrawals from a TSA or IRA, as defined under Section 72(q) and 72(t) of the IRC, may be subject to 10% penalty tax.

TEXAS OPTIONAL RETIREMENT PROGRAM

If you participate in the Texas Optional Retirement Program ("ORP") you must obtain a certificate of termination from your employer before you can redeem your Contract. We impose this requirement on you because the Texas Attorney General ruled that participants in ORP may redeem their Contract only upon termination of their employment by Texas public institutions of higher education, or upon retirement death or total disability.

SYSTEMATIC WITHDRAWAL PROGRAM

If you elect and the terms of any applicable Plan and/or the IRC allow, then we use money in your Contract to pay your monthly, quarterly, semiannual or annual payments during the Accumulation Phase. Electronic transfer of these funds to your bank account is also available. However, any such payments you elect to receive are subject to all applicable withdrawal charges, market value adjustments, income taxes, tax penalties and other withdrawal restrictions affecting your Contract. The minimum amount of each withdrawal is $50. There must be a least $500 remaining in your Contract at all times. Withdrawals may be taxable and a 10% IRS tax penalty may apply if you are under age 59 1/2 at the time of withdrawal. There is no additional charge for participating in this program.

The program is not available to everyone. Please check with our Annuity Service Center, which can provide the necessary enrollment forms. We reserve the right to modify, suspend or terminate this program at any time.

WITHDRAWAL CHARGES, MARKET VALUE ADJUSTMENTS, INCOME TAXES, TAX PENALTIES AND CERTAIN WITHDRAWAL RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE, INCLUDING SYSTEMATIC WITHDRAWALS.

LOANS

If you own a TSA and, if applicable, your Plan permits, you may take a loan from your Contract during the Accumulation Period. You may apply for a loan under the Contract by completing a loan application available from AIG SunAmerica Life. Loans are secured by a portion of your Contract Value. More information about loans, including interest rates, restrictions, terms of repayment and applicable fees and charges is available in the Certificate, the Endorsement and the Loan Agreement as well as from AIG SunAmerica Life's Annuity Service Center.

FREE WITHDRAWAL AMOUNT

If your Contract is subject to withdrawal charge schedule A, you may be able to withdraw 15% of your Purchase Payments each Contract year, free of a contractual withdrawal charge. The amount available for free withdrawal each year is reduced by the amount of any Purchase Payment previously withdrawn in that Contract year. However, upon a full surrender of your Contract, any previous free withdrawals would be subject to a surrender charge, if any is applicable at the time of surrender (except in the State of Washington).

MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your Contract if both of the following occur: (1) your Contract is less than $500 as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice. At the end of the notice period, we will distribute the Contract's remaining value to you.

----------------------------------------------------------------
----------------------------------------------------------------
                                 DEATH BENEFIT
----------------------------------------------------------------
----------------------------------------------------------------

If you should die during the Accumulation Phase of your Contract, we pay a death benefit to your Beneficiary. For Contracts issued on or after November 24, 2003, the death benefit (unless limited by your Plan) equals the greater of:

     1. Total Purchase Payments reduced by the amount of any loan(s) outstanding plus accrued interest and reduced for withdrawals (and any fees and charges applicable to those withdrawals) in the same proportion that each withdrawal reduced Contract Value on the date of the withdrawal as calculated at the time we receive satisfactory proof of death, or;

     2. Contract Value at the time we receive satisfactory proof of death and all required paperwork.

For information on death benefits included in Contracts issued before November 24, 2003 please see the Statement of Additional Information.

We do not pay the death benefit if you die after you switch to the Income Phase. However, if you die during the Income Phase your Beneficiary receives any remaining guaranteed income payments (or a portion thereof) in accordance with the income option you selected. SEE INCOME OPTIONS BELOW.

You name your Beneficiary. You may change the Beneficiary at any time, unless you previously made an irrevocable

Beneficiary designation. Plans subject to Title 1 of ERISA may impose additional restrictions on beneficiary designation which are discussed in the Beneficiary Designation Form.

We calculate and pay the death benefit when we receive satisfactory proof of death and all required paperwork. We consider the following satisfactory proof of death:

     1. a certified copy of the death certificate; or

     2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     3. a written statement by a medical doctor who attended the deceased at the time of death; or

     4. any other proof satisfactory to us.

The death benefit must be paid by December 31 of the calendar year containing the fifth anniversary of the date of death unless the Beneficiary elects to have it payable in the form of an income option. If the Beneficiary elects an income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin on or before December 31 of the calendar year immediately following the year of your death.

If the Beneficiary is the Participant's surviving spouse, the surviving spouse may elect to receive the entire death benefit in equal or substantially equal payments over their life or over a period not longer than their life expectancy, commencing at any date prior to the later of:

      (i) December 31 of the calendar year immediately following the calendar year in which the Participant died, and

     (ii) December 31 of the calendar year in which the Participant would have attained age 70 1/2.

----------------------------------------------------------------
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                                    EXPENSES
----------------------------------------------------------------
----------------------------------------------------------------
There are charges and expenses associated with your Contract. These charges and expenses reduce your investment return. We will not increase the separate account and withdrawal fees and charges under your Contract. However, investment charges may increase or decrease. Some states may require that we charge less than the amounts described below.

SEPARATE ACCOUNT CHARGES

Separate account charges may vary by Plan or group Contract. The annual separate account expenses on this Contract ranges from 0.85% to a maximum of 1.25%, annually of the value of your Contract invested in the Variable Portfolios. We deduct the charge daily. This charge compensates the Company for the mortality and expense risk and the costs of Contract distribution assumed by the Company. The separate account charges applicable to your Contract can be obtained by contacting your Plan Sponsor, Employer or financial representative or consulting your Contract Data page. There is no separate account charge deducted against amounts allocated to the fixed account options.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the Contracts and the Separate Account will exceed the amount received from the administrative fees and charges assessed under the Contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference.

The separate account charge is expected to result in a profit. Profit may be used for any legitimate cost/expense including distribution, depending upon market conditions.

WITHDRAWAL CHARGES

A withdrawal charge may apply against each Purchase Payment you put into the Contract if you seek withdrawal of that payment prior to the end of a specified period.

The withdrawal charge amount may vary by Plan. If applicable, the withdrawal charge equals a percentage of the Purchase Payment you take out of the Contract. The withdrawal charge percentage may decline over time for each Purchase Payment in the Contract. The applicable withdrawal charge schedule will appear on your Contract Data Page.

Currently, the withdrawal charges range from 0% to the maximum withdrawal charge, as noted:

SEPARATED FROM SERVICE AT CONTRACT ISSUE
(SCHEDULE A)

----------------------------------------------------------------
               YEAR                  1    2    3    4    5    6
----------------------------------------------------------------
        WITHDRAWAL CHARGE           6%   6%   5%   5%   4%   0%
----------------------------------------------------------------

EMPLOYED AT CONTRACT ISSUE
(SCHEDULE B)

----------------------------------------------------------------
            YEAR                1    2    3    4    5    6    7
----------------------------------------------------------------
      WITHDRAWAL CHARGE        6%   6%   5%   5%   4%   4%   0%
----------------------------------------------------------------

You may obtain information as to the withdrawal charge applicable to your Contract by contacting your Plan Sponsor, Employer, financial representative or by consulting your Contract Data page.

When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your Contract the longest. However, for tax purposes, your withdrawals are considered earnings first, then Purchase Payments.

Whenever possible, we deduct the withdrawal charge from the money remaining in your Contract. If you withdraw all of your Contract value, we deduct any applicable withdrawal charge from the amount withdrawn.

We calculate charges due on a total withdrawal as of the day after we receive your request and your Contract. We return your Contract value less any applicable fees and charges. You will not receive the benefit of any available and prior free withdrawal amounts (applicable only to those subject to withdrawal charge Schedule A) if you make a complete withdrawal of your Contract.

Both the insurance charges and the withdrawal charges may vary by Plan and/or group Contract based on certain objective factors. SEE REDUCTION OR ELIMINATION OF CHARGES AND EXPENSES, AND ADDITIONAL AMOUNTS CREDITED BELOW.

EXCEPTIONS TO WITHDRAWAL CHARGE

If a withdrawal charge applies to your Contract a withdrawal charge is not applicable to withdrawals requested in the following situations:

     - Annuitization (except if under the Income Protector Program) SEE INCOME OPTIONS ABOVE;
     - Death Benefits, SEE DEATH BENEFIT BELOW;
     - After your 10th Contract anniversary;
     - If you are subject to withdrawal charge Schedule A, 15% of your Purchase Payments each Contract year;
     - Disability occurring after Contract issue;
     - Hardship occurring after Contract issue;
     - After separation from service occurring after Contract issue.
     - loans in accordance with the requirements of ERISA and/or the IRC, the Plan and the Contract; and
     - to avoid Federal Income Tax penalties or satisfy income tax rules applicable to the Contract from which the withdrawal is made.

Additionally, upon conversion to an IRA from an existing Polaris Plus 403(b) Contract, IRA Contractholders will receive credit for time served in their prior Polaris Plus TSA variable annuity investment. This means we will carry over the 403(b) Purchase Payment history with respect to any potential withdrawal charges under the IRA.

Withdrawals made prior to age 59 1/2 may result in tax penalties. SEE TAXES
BELOW.

INVESTMENT CHARGES

Charges are deducted from your Variable Portfolios for the advisory and other expenses of the Portfolios. THE FEE TABLES, ABOVE, illustrate these charges and expenses. For more detailed information on these investment charges, refer to the prospectuses for the Trusts.

TRANSFER FEE

We currently permit an unlimited number of transfers between investment options, every year. We reserve the right to limit the number of transfers to 15 per year, in the future, for both new and existing Contractholders. If we do impose such a limit you will be charged $25 for each transfer over that limit. SEE INVESTMENT OPTIONS ABOVE.

PREMIUM TAX

Certain states charge the Company a tax on the premiums you pay into the Contract ranging from zero to 3.5%. Currently we deduct the charge for premium taxes when you make a full withdrawal or annuitize the Contract. In the future, we may assess this deduction at the time you put Purchase Payment(s) into the Contract or upon payment of a death benefit.

INCOME TAXES

We do not currently deduct income taxes from your Contract. We reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF CHARGES AND EXPENSES, AND ADDITIONAL AMOUNTS
CREDITED

Sometimes sales of the Contracts to groups of similarly situated individuals may lower our administrative and/or sales expenses. We reserve the right to reduce or waive certain charges and expenses when this type of sale occurs. In addition, we may also credit additional interest to policies sold to such groups. We determine which groups are eligible for such treatment. Some of the criteria we evaluate to make a determination are: size of the group; amount of expected Purchase Payments; relationship existing between us and prospective purchaser; nature of the purchase; length of time a group of Contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that administrative and/or sales expenses may be reduced.

AIG SunAmerica Life may make a similar determination regarding sales to its employees, its affiliates' employees and employees of currently contracted broker-dealers; its financial representatives and immediate family members of all of those described.

We reserve the right to change or modify any such determination or the treatment applied to a particular group, at any time.

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                                 INCOME OPTIONS
----------------------------------------------------------------
----------------------------------------------------------------

ANNUITY DATE

During the Income Phase, the money in your Contract is used to make regular income payments to you. You may switch to the Income Phase any time. You select the month and year in which you want income payments to begin. The first day of that month is the Annuity Date. You may change your Annuity Date, so long as you do so at least seven days before the income payments are scheduled to begin. Once you begin receiving income payments, you cannot change your income option. Except as indicated under Option 5, once you begin receiving income payments, you cannot otherwise access your money through withdrawal or surrender.

Generally, for Qualified Contracts, the Annuity Date may be any day after you reach age 59 1/2 but not later than your 75th birthday. However, you may be required to begin taking minimum distributions by April 1 following the later of, the year in which you turn age 70 1/2 or the calendar year in which you retire. SEE TAXES BELOW.

As to TSAs and IRAs, an income payment is generally considered a withdrawal. Therefore, IRC withdrawal restrictions may limit the time at which income payments may begin. SEE ACCESS TO YOUR MONEY ABOVE.

If the Annuity Date is past your 85th birthday, your Contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences.

INCOME OPTIONS

Currently, this Contract offers 5 standard income options. Other payout options may be available. Contact the Annuity Service Center for more information. If you elect to receive income payments but do not select an option, your income payments will be made in accordance with Option 4 for a period of 10 years. For income payments selected for joint lives, We pay according to Option 3.

We base our calculation of income payments on the life of the Annuitant and the annuity rates set forth in your Contract. Under a TSA you, as the Participant, are always the Annuitant. Under an IRA you as the Owner must always be the Annuitant. UNDER CERTAIN QUALIFIED CONTRACTS THE INCOME OPTION YOU SELECT MAY NOT EXCEED YOUR LIFE EXPECTANCY.

     OPTION 1 - LIFE INCOME ANNUITY

This option provides income payments for the life of the Annuitant. Income payments stop when the Annuitant dies.

     OPTION 2 - JOINT AND SURVIVOR LIFE ANNUITY

This option provides income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make income payments during the lifetime of the survivor. Income payments stop whenever the survivor dies.

     OPTION 3 - JOINT AND SURVIVOR LIFE ANNUITY WITH
     10 OR 20 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of income payments for at least 10 or 20 years. If the Annuitant and the Survivor die before all of the guaranteed income payments have been made, the remaining payments are made to the Beneficiary under your Contract.

     OPTION 4 - LIFE ANNUITY WITH 10, 15 OR 20 YEARS GUARANTEED

This option is similar to Option 1 above. In addition, this option provides a guarantee that income payments will be made for at least 10, 15 or 20 years. You select the number of years. If the Annuitant dies before all guaranteed income payments are made, the remaining income payments go to the Beneficiary under your Contract.

     OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides income payments for a guaranteed period ranging from 5 to 30 years. If the Annuitant dies before all the guaranteed income payments are made, the remaining income payments are made to the Beneficiary under your Contract. Additionally, if variable income payments are elected under this option, you (or the Beneficiary under the Contract if the Annuitant dies prior to all guaranteed payments being made) may redeem the Contract value after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed payments.

The value of an Annuity Unit, regardless of the option chosen, takes into account the Mortality and Expense Risk Charge. Since annuity Option 5, Income for a Specified Period, does not contain an element of mortality risk, the payee is not getting the benefit of this Charge. There shall be no right to terminate the Contract during the Income Phase if the option elected contains an element of mortality risk. For more information regarding Income Options using the Income Protector feature, please see below.

FIXED OR VARIABLE INCOME PAYMENTS

You can choose income payments that are fixed, variable or both. Unless otherwise elected, if at the date when income payments begin you are invested in the Variable Portfolios only, your income payments will be variable and if your money is only in fixed accounts at that time, your income payments will be fixed in amount. Further, if you are invested in both fixed and variable investment options when income payments begin, a portion of your payments will be fixed and a portion will be variable unless otherwise elected. AIG SunAmerica Life guarantees any amount of each payment which is invested in a fixed account during the income phase. If the income payments are variable the amount is not guaranteed.

INCOME PAYMENTS

Your income payments will vary if you are invested in the Variable Portfolios after the Annuity Date depending on four things:

     - for life options, your age when payments begin, and;

     - the value of your Contract in the Variable Portfolios on the Annuity Date, and;

     - the 3.5% assumed investment rate used in the annuity table for the Contract, and;

     - the performance of the Variable Portfolios in which you are invested during the time you receive income payments.

If you are invested in both the fixed account options and the Variable Portfolios after the Annuity Date, the allocation of funds between the fixed and variable options also impacts the amount of your annuity payments.

We make income payments on a monthly, quarterly, semi-annual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a Contract value of $5,000 or less in a lump sum. Also, if the selected income option results in income payments of less than $50 per payment, we may decrease the frequency of the payments, state law allowing.

The value of variable income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable income payments generally increase or decrease from one income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the income payments will increase and if it is less than the AIR, the income payments will decline.

TRANSFERS DURING THE INCOME PHASE

If you are invested in the Variable Portfolios during the Income Phase, one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase.

DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period.

Please read the Statement of Additional Information ("SAI") for a more detailed discussion of the income options. See also "Access to Your Money" for a discussion of when payments from a Variable Portfolio may be suspended or postponed.

THE INCOME PROTECTOR

If elected, this feature provides a future "safety net" in the event that, when you choose to begin receiving income payments, your Contract has not performed within a historically anticipated range. The Income Protector program offers you the ability to receive a guaranteed fixed minimum retirement income upon annuitization. With the Income Protector you can know the level of minimum income that will be available to you if, when you chose to begin the income phase of your Contract, down markets have negatively impacted your Contract value. We reserve the right to modify, suspend or terminate the Income Protector program at any time.

The Income Protector provides two levels of minimum retirement income. The two available options are the Income Protector Plus and Max. If you enroll in the Income Protector program, We charge a fee based on the level of protection you select. The amount of the fee and how to enroll are described below. In order to utilize the benefit of the program you must follow the provisions discussed below.

Certain IRC restrictions on income options available to Qualified retirement investors may have an impact on your ability to benefit from this feature. Qualified investors should read NOTE TO QUALIFIED CONTRACTHOLDERS, below.

     HOW WE DETERMINE THE AMOUNT OF YOUR MINIMUM
     GUARANTEED INCOME

We base the amount of minimum income available to you if you take income payments using the Income Protector upon a calculation we call the Income Benefit Base. At the time your enrollment in the Income Protector program becomes effective, your Income Benefit Base is equal to your Contract value. Your participation becomes effective on either the date of issue of the Contract (if elected at the time of application) or on the Contract anniversary following your enrollment in the program.

The Income Benefit Base is only a calculation. It does not represent a Contract value, nor does it guarantee performance of the Variable Portfolios in which you invest.

Your Income Benefit Base increases if you make subsequent Purchase Payments and decreases if you withdraw money from your Contract. The exact Income Benefit Base calculation is equal to (a) plus (b) minus (c) where:

     (a) is,

          - for the first year of calculation, your Contract value on the date your participation in the program became effective, or;

          - for each subsequent year of calculation, the Income Benefit Base on the prior Contract anniversary, and;

     (b) is the sum of all Purchase Payments made into the Contract since the last Contract anniversary, and;

     (c) is all withdrawals and applicable fees and charges since the last Contract anniversary (excluding any positive MVA), in an amount proportionate to the amount by which such withdrawals decreased your Contract value.

The Income Benefit Base accumulates at one of the following annual growth rates from the date your enrollment becomes effective through your election to begin receiving income under the program:

----------------------------------------------------
               Options                 Growth Rate*
----------------------------------------------------
      The Income Protector Plus         3.25%
----------------------------------------------------
      The Income Protector Max          5.25%
----------------------------------------------------

* If you elect the Plus or Max feature on a subsequent anniversary, the Growth Rates may be different.

The growth rates for the Plus or Max features cease on the Contract anniversary following the Annuitant's 90th birthday.

     ENROLLING IN THE PROGRAM

If you decide that you want the protection offered by the Income Protector program, you must elect the option of your choice by completing the Income Protector Election Form available through our Annuity Service Center. You may only elect one of the options, you can not change your election once made, and you can not terminate your enrollment. In order to obtain the benefit of the Income Protector program you may not begin the income phase for at least seven years following your enrollment.

     STEP-UP OF YOUR INCOME BENEFIT BASE

You may also have the opportunity to "Step-Up" your Income Benefit Base. The Step-Up feature allows you to increase your Income Benefit Base to the amount of your Contract value on your Contract anniversary. You can only elect to Step-Up within the 30 days before the next Contract anniversary. The seven year waiting period required prior to electing income payments through the Income Protector is restarted if you step-up your Income Benefit Base.

You must complete the appropriate portion of the Income Protector Election Form to effect a Step-Up.

     ELECTING TO RECEIVE INCOME PAYMENTS

You may elect to begin the Income Phase of your Contract using the Income Protector Program ONLY within the 30 days after the seventh or later Contract anniversary following the later of,

     - the effective date of your enrollment in the Income Protector program, or

     - the Contract anniversary of your most recent Step-Up.

The Contract anniversary prior to your election to begin receiving income payments is your Income Benefit Date. This is the date as of which we calculate your Income Benefit Base to use in determining your guaranteed minimum fixed retirement income. To arrive at the minimum guaranteed fixed retirement income available to you, we apply the annuity rates stated in your Income Protector Endorsement for the income option you select to your final Income Benefit Base.

You then choose if you would like to receive that income annually, quarterly or monthly for the time guaranteed under your selected annuity option. Your final Income Benefit Base is equal to (a) minus (b) where:
     (a) is your Income Benefit Base as your Income Benefit Date, and;

     (b) is any partial withdrawals of Contract value and any charges applicable to those withdrawals (excluding any positive MVA) and any withdrawal charges otherwise applicable, calculated as if you fully surrender your Contract at the Income Benefit Date, and any applicable premium taxes.

The income options available when using the Income Protector program to receive your retirement income are:

     - Life Annuity with 10 Year Period Certain, or

     - Joint and 100% Survivor Annuity with 20 Year Period Certain

At the time you elect to begin the income phase, we will calculate your annual income using both your final Income Benefit Base and your Contract value. We will use the same income option for each calculation, however, the annuity factors used to calculate your income under the Income Protector will be different. You will receive whichever provides a greater stream of income. If you take Income Payments using the Income Protector your payments will be fixed in amount. You are not required to use the Income Protector to receive your Income Payments. The general provisions of your Contract provide other income options. However, we will not refund fees paid for the Income Protector if you begin taking Income Payments under the general provisions of your Contract. YOU MAY NEVER NEED TO RELY UPON THE INCOME PROTECTOR, IF YOUR CONTRACT PERFORMS WITHIN A HISTORICALLY ANTICIPATED RANGE. HOWEVER, PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

     NOTE TO QUALIFIED CONTRACTHOLDERS

Qualified Contracts generally require that you select an income option which does not exceed your life expectancy. That restriction may limit the benefit of the Income Protector program. To utilize the Income Protector you must take income payments under one of two income options. If those income options exceed your life expectancy you may be prohibited from receiving your guaranteed fixed income under the program. If you own a Qualified Contract to which this restriction applies and you elect the Income Protector program, you may pay for this minimum guarantee and not be able to realize the benefit.

You should consult your tax advisor for information concerning your particular circumstances.

     FEES ASSOCIATED WITH THE INCOME PROTECTOR

We charge a fee for the Income Protector program, as follows:


-------------------------------------------------------
                                        Fee As a % of
                                        Your Income
                Options                 Benefit Base
-------------------------------------------------------
         Income Protector Plus            0.15%
-------------------------------------------------------
         Income Protector Max             0.30%
-------------------------------------------------------

Since the Income Benefit Base is only a calculation and does not provide a Contract value, we deduct the fee from your actual Contract value beginning on the Contract anniversary on which your enrollment in the program becomes effective.

If you elect to participate in the Income Protector program at Contract issue, we begin deducting the annual fee for the Plus or Max option when your participation becomes effective. If you elect to participate in the Income Protector program at some time after Contract issue, we begin deducting the annual fee on the Contract anniversary of or following election. We will deduct this charge from your Contract value on every Contract anniversary up to and including your Income Benefit Date.

After a Step-Up, the fee for the Income Protector Max or Plus will be based on your Stepped-Up Income Benefit Base, and will be deducted from your Contract value beginning on the effective date of the step-up.

The Income Protector may not be available in your state. Please consult your financial representative for information regarding availability of this program in your state. SEE APPENDIX C FOR AN EXAMPLE OF THE OPERATION OF THE INCOME PROTECTOR FEATURE.

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                                     TAXES
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NOTE: THE BASIC SUMMARY BELOW ADDRESSES BROAD FEDERAL TAXATION MATTERS, AND
GENERALLY DOES NOT ADDRESS STATE TAXATION ISSUES OR QUESTIONS. IT IS NOT TAX ADVICE. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE; THEREFORE, WE CANNOT GUARANTEE THAT THE INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE. WE HAVE INCLUDED AN ADDITIONAL DISCUSSION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION.

ANNUITY CONTRACTS IN GENERAL

The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments that satisfy specific tax and ERISA requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.

If you do not purchase your contract under a pension plan, a specially sponsored employer program or an individual retirement account, your contract is referred to as a Non-Qualified contract. A Non-Qualified contract receives different tax treatment than a Qualified contract. In general, your cost in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.

If you purchase your contract under a pension plan, a specially sponsored employer program or as an individual retirement account, your contract is referred to as a Qualified contract. Examples of qualified plans or arrangements are: Individual Retirement Accounts ("IRAs"), Roth IRAs, Tax-Sheltered Annuities (referred to as 403(b) contracts), plans of self-employed individuals (often referred to as H.R.10 Plans or Keogh Plans) and pension and profit sharing plans, including 401(k) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have cost basis in a Roth IRA, and you may have cost basis in a traditional IRA or in another Qualified Contract.

TAX TREATMENT OF DISTRIBUTIONS--NON-QUALIFIED CONTRACTS

If you make a partial or total withdrawal from a Non-Qualified contract, the IRC treats such a withdrawal as first coming from the earnings and then as coming from your Purchase Payments. Purchase payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes are treated as being distributed before the earnings on those contributions. If you annuitize your contract, a portion of each income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment(s). Any portion of each income payment that is considered a return of your Purchase Payment will not be taxed. Withdrawn earnings are treated as income to you and are taxable. The IRC provides for a 10% penalty tax on any earnings that are withdrawn other than in conjunction with the following circumstances: (1) after reaching age 59 1/2; (2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) when paid in a series of substantially equal periodic payments calculated over your life or for the joint lives of you and your Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is longer; (5) under an immediate annuity; or (6) which are attributable to Purchase Payments made prior to August 14, 1982.

TAX TREATMENT OF DISTRIBUTIONS--QUALIFIED CONTRACTS (INCLUDING GOVERNMENTAL 457(B) ELIGIBLE DEFERRED COMPENSATION PLANS)

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, with certain limited exceptions, any amount of money you take out as a withdrawal or as income payments is taxable income. In the case of certain Qualified contracts, the IRC further provides for a 10% penalty tax on any taxable withdrawal or income payment paid to you other than in conjunction with the following circumstances: (1) after reaching age 59 1/2;
(2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) in a series of substantially equal periodic payments calculated over your life or for the joint lives of you and your Beneficiary, that begins after separation from service with the employer sponsoring the plan and continued for a period of 5 years until you attain age 59 1/2, whichever is longer; (5) to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care; (6) to fund higher education expenses (as defined in the IRC; only from an IRA); (7) to fund certain first-time home purchase expenses (only from an IRA); (8) when you separate from service after attaining age 55 (does not apply to an IRA); (9) when paid for health insurance, if you are unemployed and meet certain requirements; and (10) when paid to an alternate payee pursuant to a qualified domestic relations order (does not apply to IRAs). This 10% penalty tax does not apply to withdrawals or income payments from governmental 457(b) eligible deferred compensation plans, except to the extent that such withdrawals or income payments are attributable to a prior rollover to the plan (or earnings thereon) from another plan or arrangement that was subject to the 10% penalty tax.

The IRC limits the withdrawal of an employee's voluntary Purchase Payments from a Tax-Sheltered Annuity (TSA). Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA annuity contract as of December 31, 1988 are not subject to these restrictions. Qualifying transfers of amounts from one TSA contract to another TSA contract under section 403(b) or to a custodial account under section 403(b)(7), and qualifying transfers to a state defined benefit plan to purchase service credits, are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred from a custodial account described in Code section 403(b)(7) to this contract the transferred amount will retain the custodial account withdrawal restrictions.

Withdrawals from other Qualified Contracts are often limited by the IRC and by the employer's plan.

MINIMUM DISTRIBUTIONS

Generally, the IRC requires that you begin taking annual distributions from qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you separate from service from the employer sponsoring the plan. If you own an IRA, you must begin taking distributions when you attain age 70 1/2. If you own more than one TSA, you may be permitted to take your annual distributions in any combination from your TSAs. A similar rule applies if you own more than one IRA. However, you cannot satisfy this distribution requirement for your TSA contract by taking a distribution from an IRA, and you cannot satisfy the requirement for your IRA by taking a distribution from a TSA.

You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax advisor for more information.

You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax advisor concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.

The IRS issued regulations, effective January 1, 2003, regarding required minimum distributions from qualified annuity contracts. One of the regulations effective January 1, 2006 will require that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. Generally, we are currently awaiting further clarification from the IRS on this regulation, including how the value of such benefits is determined. You should discuss the effect of these new regulations with your tax advisor.

TAX TREATMENT OF DEATH BENEFITS

Any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

Certain enhanced death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2.

If you own a Qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for Qualified contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s)could result in taxable income to the owner of the Qualified contract. Furthermore, the IRC provides that the assets of an IRA (including a Roth IRA) may not be invested in life insurance, but may provide, in the case of death during the Accumulation Phase, for a death benefit payment equal to the greater of Purchase Payments or Contract Value. This contract offers death benefits, which may exceed the greater of Purchase Payments or Contract Value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including Roth IRAs). You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.

CONTRACTS OWNED BY A TRUST OR CORPORATION

A Trust or Corporation ("Non-Natural Owner") that is considering purchasing this contract should consult a tax advisor. Generally, the IRC does not treat a Non-Qualified contract owned by a non-natural owner as an annuity contract for Federal income tax purposes. The non-natural owner pays tax currently on the contract's value in excess of the owner's cost basis. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. See the SAI for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a non-qualified annuity contract.

GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT

If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non- Qualified contract as a withdrawal. See the SAI for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-Qualified contract.

The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and
(b) the plan funding vehicle is not an IRA.

DIVERSIFICATION AND INVESTOR CONTROL

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the management of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the underlying investments must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable Portfolios under your Non-Qualified Contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." It is unknown to what extent owners are permitted to select investments, to make transfers among Variable Portfolios or the number and type of Variable Portfolios owners may select from. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-qualified Contract, could be treated as the owner of the underlying Variable Portfolios. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

These investor control limitations generally do not apply to Qualified Contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified Contracts in the future.

----------------------------------------------------------------
----------------------------------------------------------------
                               OTHER INFORMATION
----------------------------------------------------------------
----------------------------------------------------------------

AIG SUNAMERICA LIFE

The Company is a stock life insurance company originally organized under the laws of the state of California in April 1965. On January 1, 1996, the Company redomesticated under the laws of the state of Arizona. Its principal place of business is 1 SunAmerica Center, Los Angeles, California 90067. The Company conducts life insurance and annuity business in the District of Columbia and all states except New York. The Company is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

THE SEPARATE ACCOUNT

The Company established the Separate Account, Variable Annuity Seven Account, under Arizona law on August 28, 1998. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

The Company owns the assets in the Separate Account. However, the assets in the Separate Account are not chargeable with liabilities arising out of any other business conducted by the Company. Income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.

THE GENERAL ACCOUNT

Money allocated to any Fixed Account options goes into the Company's general account. The general account consists of all of the company's assets other than assets attributable to a Separate Account. All of the assets in the general account are chargeable with the claims of any of the Company's contract holders as well as all of its creditors. The general account funds are invested as permitted under state insurance laws.

REGISTRATION STATEMENTS

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its general account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT

PAYMENTS TO BROKER-DEALERS

Registered representatives of broker-dealers sell the contract. We pay commissions to the broker-dealers for the sale of your contract ("Contract Commissions"). There are different structures by which a broker-dealer can choose to have their Contract Commissions paid. For example, as one option, we may pay upfront Contract Commission only, that may be up to a maximum 5.25% of each Purchase Payment you invest (which may include promotional amounts). Another option may be a lower upfront Contract Commission on each Purchase Payment, with a trail commission of up to a maximum 0.65% of contract value annually. Generally, the higher the upfront commissions, the lower the trail and vice versa. We pay Contract Commissions directly to the broker-dealer with whom your registered representative is affiliated. Registered representatives may receive a portion of these amounts we pay in accordance with any agreement in place between the registered representative and his/her broker-dealer firm.

We may pay broker-dealers support fees in the form of additional cash or non-cash compensation. These payments may be intended to reimburse for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us or a flat fee. These payments may be consideration for, among other things, product placement/preference, greater access to train and educate the firm's registered representatives about our products, our participation in sales conferences and educational seminars and allowing broker-dealers to perform due diligence on our products. The amount of these fees may be tied to the anticipated level of our access in that firm. We enter into such arrangements in our discretion and we may negotiate customized arrangements with firms, including affiliated and non-affiliated broker-dealers based on various factors. We do not deduct these amounts directly from your Purchase Payments. We anticipate recovering these amounts from the fees and charges collected under the contract.

Contract commissions and other support fees may influence the way that a broker-dealer and its registered representatives market the contracts and service customers who purchase the contracts and may influence the broker-dealer and its registered representatives to present this contract over others available in the market place. You should discuss with your broker-dealer and/or registered representative how they are compensated for sales of a contract and/or any resulting real or perceived conflicts of interest.

AIG SunAmerica Capital Services, Inc., Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992, distributes the contracts. AIG SunAmerica Capital Services, an affiliate of AIG SunAmerica Life, is a registered broker-dealer under the Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. No underwriting fees are paid in connection with the distribution of the contracts.

PAYMENTS WE RECEIVE

In addition to amounts received pursuant to established 12b-1 Plans from the Underlying Funds, we receive compensation of up to 0.50% annually based on assets under management from certain Trusts' investment advisers or their affiliates for services related to the availability of the Underlying Funds in the contract. We receive such payments in connection with each of the Trusts available in this Contract. Such amounts received from our affiliate, AIG SAAMCo, are paid pursuant to a profit sharing agreement and are not expected to exceed 0.50% annually based on assets under management. Furthermore, certain investment advisers and/or subadvisers may help offset the costs we incur for training to support sales of the Underlying Funds in the contract.

ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-SUN2, if you have any comment, question or service request.

We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations immediately. It is your responsibility to review these documents carefully and notify us of any inaccuracies immediately. We investigate all inquiries. To the extent that we believe we made an error, we retroactively adjust your contract, provided you notify us within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error.

LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the Separate Account. The Company and its subsidiaries are parties to various kinds of litigation incidental to their respective business operations. In management's opinion, these matters are not material in relation to the financial position of the Company with the exception of the matter disclosed below.

A purported class action captioned Nitika Mehta, as Trustee of the N.D. Mehta Living Trust vs. AIG SunAmerica Life Assurance Company, Case 04L0199, was filed on April 5, 2004 in the Circuit Court, Twentieth Judicial District in St. Clair County, Illinois. The action has been transferred to and is currently pending in the United States District Court for the District of Maryland, Case No. 04-md-15863, as part of a Multi-District Litigation proceeding. The lawsuit alleges certain improprieties in conjunction with alleged market timing activities. The probability of any particular outcome cannot be reasonably estimated at this time.

On May 31, 2005, AIG filed its Annual Report on Form 10-K for the year ended December 31, 2004, which included a restatement of its previously reported financial information for the years 2000-2003 and the adjustment of its previously announced results in 2004.

Circumstances affecting AIG can have an impact on the Company. For example, the recent downgrades and ratings actions taken by the major rating agencies with respect to AIG resulted in corresponding downgrades and ratings actions being taken with respect to the Company's ratings. There can be no assurance that such ratings agencies will not take further action with respect to such ratings. Accordingly, we can give no assurance that any further changes in circumstances for AIG will not impact us.

On May 26, 2005, the New York Attorney General and the New York Superintendent of Insurance filed a civil complaint against American International Group, Inc. ("AIG") as well as its former Chairman and Chief Executive Officer and former Vice Chairman and Chief Financial Officer, in the Supreme Court of the State of New York. The complaint asserts claims under New York's Martin Act and Insurance Law, among others, and makes allegations concerning certain transactions entered into by AIG and certain of its subsidiaries, but in no case involving any subsidiary engaged in issuing or distributing AIG SunAmerica variable annuities. The complaint seeks disgorgement, injunctive relief, punitive damages and costs, among other things.

AIG is the ultimate parent company and an affiliated person of the AIG SunAmerica Life Assurance Company (the "Depositor") and an indirect parent of AIG SunAmerica Capital Services, Inc. (the "Distributor"). Neither the Depositor nor the Distributor or their respective officers and directors have been named in the complaint, nor does the complaint seek any penalties against them.

In the Depositor's view, the matters alleged in the lawsuit are not material in relation to the financial position of the Depositor or the Distributor or to their ability to provide their respective services in connection with the variable annuities. However, due to a provision in the law governing the operation of these types of investment companies, if the lawsuit results in an injunction being entered against AIG, then the Depositor and the Distributor will need to obtain permission from the Securities and Exchange Commission to continue to service the variable annuities. While the Securities and Exchange Commission has granted this type of relief to others in the past in similar circumstances, there is no assurance that this permission would be granted.

FINANCIAL STATEMENTS

AIG SUPPORT AGREEMENT

AIG has entered into a support agreement with the Company under which AIG has agreed to cause the Company to maintain a minimum net worth and liquidity to meet its policy obligations. The support agreement requires AIG to make payments solely to the Company and not to the policyholders. Under no circumstance can a policyholder proceed directly against AIG for payment on its own behalf; all actions under the support agreements must be brought by the Company, or if the Company fails to enforce its rights, by a policyholder on behalf of the Company.

WHERE YOU CAN FIND MORE INFORMATION

The SEC allows us to "incorporate by reference" some of the information the Company and AIG files with the SEC, which means that we can disclose important information to you by referring you to those documents. The information incorporated by reference is considered to be a part of this prospectus, and later information that AIG files with the SEC will automatically update and supersede information that is incorporated earlier, as well as the information included directly in this prospectus.

We incorporate by reference the consolidated financial statements (including notes and financial statement schedules thereto) and management's assessment of the effectiveness of internal control over financial reporting (which is included in Management's Report on Internal Control Over Financial Reporting) of AIG included in AIG's Annual Report on Form 10-K for the year ended December 31, 2004, File No. 001-08787, in reliance on the report (which contains an explanatory paragraph relating to AIG's restatement of its 2003 and 2002 consolidated financial statements and an adverse opinion on the effectiveness of internal control over financial reporting) of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. All consolidated annual financial statements of AIG (including notes and financial statement schedules thereto) and management's assessments of the effectiveness of internal control over financial reporting included in any documents or reports filed by AIG under
Section 13(a), 13(c), 14, or 15(d) of the Securities Exchange Act of 1934 after the effective date of this prospectus are also incorporated by reference.

The Company and AIG are subject to the informational requirements of the Exchange Act. The Company and AIG file reports and other information with the SEC to meet those requirements. AIG and the Company file this information electronically pursuant to EDGAR, and it is available to the public through the SEC's website at http://www.sec.gov. You can also inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
100 F. Street, N.E., Room 1580
Washington, DC 20549

CHICAGO, ILLINOIS
175 W. Jackson Boulevard
Chicago, IL 60604

NEW YORK, NEW YORK
3 World Financial, Room 4300
New York, NY 10281

To obtain copies by mail contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents incorporated by reference. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:

AIG SunAmerica Life Assurance Company
Annuity Service Center
P.O. Box 54299
Los Angeles, California 90054-0299
Telephone Number: (800) 445-SUN2
----------------------------------------------------------------
----------------------------------------------------------------

                              TABLE OF CONTENTS OF
                      STATEMENT OF ADDITIONAL INFORMATION
----------------------------------------------------------------
----------------------------------------------------------------

Additional information concerning the operations of the separate account is contained in the SAI, which is available upon written request addressed to our Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299 or by calling (800) 445-SUN2. The contents of the SAI are listed below.

Separate Account..............................      3
General Account...............................      3
Support Agreement Between the Company and           4
  AIG.........................................
Performance Data..............................      4
Income Payments...............................      7
Annuity Unit Values...........................      7
Taxes.........................................     10
Distribution of Contracts.....................     14
Financial Statements..........................     14

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--------------------------------------------------------------------------------
                      APPENDIX A - MARKET VALUE ADJUSTMENT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The information in this Appendix applies only if you take money out of a FAGP (with a duration longer than 1 year) before the end of the guarantee period.

We calculate the MVA by doing a comparison between current rates and the rate being credited to you in the FAGP. For the current rate we use a rate being offered by us for a guarantee period that is equal to the time remaining in the FAGP from which you seek withdrawal. If we are not currently offering a guarantee period for that period of time, we determine an applicable rate by using a formula to arrive at a number between the interest rates currently offered for the two closest periods available.

Where the MVA is negative, we first deduct the adjustment from any money remaining in the FAGP. If there is not enough money in the FAGP to meet the negative deduction, we deduct the remainder from your withdrawal. Where the MVA is positive, we add the adjustment to your withdrawal amount. If a withdrawal charge applies, it is deducted before the MVA calculation. The MVA is assessed on the amount withdrawn less any withdrawal charges.

The MVA is computed by multiplying the amount withdrawn, transferred or taken under an income option by the following factor:

                [(1+I)/(1+J+L)] [to the power of] (n-t)/12) - 1

  where:

        I is the interest rate you are earning on the money invested in the FAGP;

        J is the interest rate then currently available for the period of time equal to the number of years rounded up to the nearest integer remaining in the term you initially agreed to leave your money in the FAGP;

        n is the number of full months rounded up to the nearest integer in the term you initially agreed to leave your money in the FAGP to the end of the Calendar Year;

        t is the time expired in months rounded up to the nearest integer in the term you initially agreed to leave your money in the FAGP to the end of the Calendar Year;

        (n-t) is the number of months remaining in the term you initially agreed to leave your money in the FAGP to the end of the Calendar Year;

        L is 0.005;

       If (n-t) greater than 60 months, then J in the MVA formula is the interest rate then currently available for the 5-Year FAGP;

       The MVA is applied only if the absolute difference between I and J is greater than 0.005;

       If the MVA is negative, the annuity value may not be reduced below the purchase payments made less withdrawals, accumulated at an effective annual rate of 3% from the date of receipt or withdrawal to the date of surrender; and

       If the MVA is positive, the amount added to the annuity value may not exceed the amount that if negative, could be deducted.

We do not assess an MVA for:

     - Amounts DCA'd from the 1-Year MVA Fixed account;

     - Amounts withdrawn to pay fees or charges;

     - Amounts transferred from the DCA Fixed accounts;

     - Withdrawals or fund transfers within 30 days after the end of the guarantee period;

     - Transfers from MVA Fixed accounts to Collateral Fixed accounts;

     - Death Benefit paid upon death of participant;

     - Annuitizations on the Latest Annuity Date.

EXAMPLES OF THE MVA

The purpose of the examples below is to show how the MVA adjustments are calculated and may not reflect the Guarantee periods available or Surrender Charges applicable under your Contract.

The examples below assume the following:

     (1) You made an initial Purchase Payment of $10,000 on October 1, 2003 and allocated it to a 3-year FAGP at a rate of 5%. The number of full months in the Guaranteed Period is 39 months (n=39);

     (2) You make a partial withdrawal of $5,000 on June 15, 2005 after the funds have been in the FAGP for 20 1/2 months (t=21);

     (3) The annuity value at the date of withdrawal is $10,868.43 (10,000 X 1.05(623/365)) assuming 623 days of interest;

     (4) The minimum remaining account value after the application of a negative market value adjustment is $5,517.47 [(10,000 X 1.03(623/365)) - 5,000]
         assuming 623 days of interest;

     (5) You have not made any transfers, additional Purchase Payments, or withdrawals; and

     (6) Your Contract was not issued in Pennsylvania, Florida, or New York.

If the MVA is negative or positive, the maximum amount by which the account value can be reduced or increased is the account value prior to the application of the MVA less the minimum remaining account value. In the examples that follow, the maximum MVA adjustment, either positive or negative, is:

                         5,868.43 - 5,517.47 = $350.96

POSITIVE ADJUSTMENT, NO WITHDRAWAL CHARGE APPLIES

Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year FAGP is 3.5% and the 3-year FAGP is 4.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the Contract is calculated to be 4%. No withdrawal charge is reflected in this example, assuming that the Purchase Payment withdrawn fall within the free withdrawal amount.

The MVA factor is = [(1+I)/(1+J+0.005)] [to the power of] (n-t)/12) - 1
                  = [(1.05)/(1.04+0.005)] [to the power of] (18/12) - 1
                  = (1.004785) [to the power of] (1.5) - 1
                  = 1.007186 - 1
                  = +0.007186

The requested withdrawal amount is multiplied by the MVA factor to determine the
MVA:

                         $5,000 X (+0.007186) = +$35.93

Because the MVA, in absolute value, is less than the maximum market value adjustment of $350.96, the full MVA is assessed and added to the withdrawal.

NEGATIVE ADJUSTMENT, NO WITHDRAWAL CHARGE APPLIES

Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year FAGP is 5.5% and the 3-year FAGP is 6.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the Contract is calculated to be 6%. No withdrawal charge is reflected in this example, assuming that the Purchase Payment withdrawn fall within the free withdrawal amount.

The MVA factor is = [(1+I)/(1+J+0.005)] [to the power of] (n-t)/12) - 1
                  = [(1.05)/(1.06+0.005)] [to the power of] (18/12) - 1
                  = (0.985915) [to the power of] (1.5) - 1
                  = 0.978948 - 1
                  = -0.021052

The requested withdrawal amount is multiplied by the MVA factor to determine the
MVA:

                        $5,000 X (-0.021052) = - $105.26

Because the MVA, in absolute value, is less than the maximum market value adjustment of $350.96, the full MVA is assessed and deducted from the money remaining in the 3-year FAGP.

POSITIVE ADJUSTMENT, WITHDRAWAL CHARGE APPLIES

Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year FAGP is 3.5% and the 3-year FAGP is 4.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the Contract is calculated to be 4%. A withdrawal charge of 5% is reflected in this example, assuming that the Purchase Payment withdrawn exceeds the free withdrawal amount.

The MVA factor is = [(1+I)/(1+J+0.005)] [to the power of] (n-t)/12) - 1
                    = [(1.05)/(1.04+0.005)] [to the power of] (18/12) - 1
                    = (1.004785) [to the power of] (1.5) - 1
                    = 1.007186 - 1
                    = +0.007186

The requested withdrawal amount, less the withdrawal charge ($5,000 - 5% X $5,000 = $4,750) is multiplied by the MVA factor to determine the MVA:

                         $4,750 X (+0.007186) = +$34.13

Because the MVA, in absolute value, is less than the maximum market value adjustment of $350.96, the full MVA is assessed and added to the withdrawal.

NEGATIVE ADJUSTMENT, WITHDRAWAL CHARGE APPLIES

Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year FAGP is 5.5% and the 3-year FAGP is 6.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the Contract is calculated to be 6%. A withdrawal charge of 5% is reflected in this example, assuming that the Purchase Payment withdrawn exceeds the free withdrawal amount.

The MVA factor is = [(1+I)/(1+J+0.005)] [to the power of] (n-t)/12) - 1
                  = [(1.05)/(1.06+0.005)] [to the power of] (18/12) - 1
                  = (0.985915) [to the power of] (1.5) - 1
                  = 0.978948 - 1
                  =-0.021052

The requested withdrawal amount, less the withdrawal charge ($5,000 - 5% X $5,000 = $4,750) is multiplied by the MVA factor to determine the MVA:

                        $4,750 X (-0.021052) = -$100.00

Because the MVA, in absolute value, is less than the maximum market value adjustment of $350.96, the full MVA is assessed and deducted from the money remaining in the 3-year FAGP.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX B - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                     FOR THE FISCAL   FOR THE FISCAL   FOR THE FISCAL
                                               INCEPTION TO FISCAL      YEAR END        YEAR ENDED       YEAR ENDED
      POLARIS PLUS VARIABLE PORTFOLIOS          YEAR END 4/30/99        4/30/00          4/30/01          4/30/02
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Asset Allocation
(Inception Date - (a) 3/23/99 (b) N/A)
  Beginning AUV..............................  (a)          18.47          19.16            19.87           19.099
                                               (b)
  Ending AUV.................................  (a)          19.16          19.87            19.10           18.333
                                               (b)
  Ending Number of AUs.......................  (a)         27,027        593,068          638,666          602,916
                                               (b)
---------------------------------------------------------------------------------------------------------------------
Capital Appreciation
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............................  (a)          27.21          28.69            45.44           37.392
                                               (b)                                          10.00            8.575
  Ending AUV.................................  (a)          28.69          45.44            37.39           31.686
                                               (b)                                           8.57            7.295
  Ending Number of AUs.......................  (a)         52,736        878,168          935,668          939,065
                                               (b)                                            818            3,904
---------------------------------------------------------------------------------------------------------------------
Government and Quality Bond
(Inception Date - (a) 3/19/99 (b) 2/8/01)
  Beginning AUV..............................  (a)          13.60          13.60            13.50           14.844
                                               (b)                                          10.69           10.717
  Ending AUV.................................  (a)          13.60          13.50            14.84           15.704
                                               (b)                                          10.72           11.384
  Ending Number of AUs.......................  (a)        180,434      3,159,021        3,297,472        3,250,427
                                               (b)                                             25            3,422
---------------------------------------------------------------------------------------------------------------------
Growth
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............................  (a)          27.45          28.24            34.09           29.136
                                               (b)                                          10.00            8.745
  Ending AUV.................................  (a)          28.24          34.09            29.14           25.649
                                               (b)                                           8.75            7.729
  Ending Number of AUs.......................  (a)         49,892        795,149          838,055          829,414
                                               (b)                                          1,549            4,575
---------------------------------------------------------------------------------------------------------------------
Aggressive Growth
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............................  (a)          15.48          16.18            24.02           17.202
                                               (b)                                           9.66            6.660
  Ending AUV.................................  (a)          16.18          24.02            17.20           13.067
                                               (b)                                           6.66            5.079
  Ending Number of AUs.......................  (a)         28,487        907,848          951,846          893,284
                                               (b)                                            463              980
---------------------------------------------------------------------------------------------------------------------
Alliance Growth
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............................  (a)          40.86          40.20            49.82           35.913
                                               (b)                                           8.81            7.072
  Ending AUV.................................  (a)          40.20          49.82            35.91           28.657
                                               (b)                                           7.07            5.666
  Ending Number of AUs.......................  (a)        147,759      2,826,566        2,862,749        2,724,668
                                               (b)                                            694            3,136
---------------------------------------------------------------------------------------------------------------------
Cash Management
(Inception Date - (a) 3/23/99 (b) 1/26/01)
  Beginning AUV..............................  (a)          11.95          11.99            12.45           13.012
                                               (b)                                          10.22           10.325
  Ending AUV.................................  (a)          11.99          12.45            13.01           13.185
                                               (b)                                          10.32           10.505
  Ending Number of AUs.......................  (a)        337,271      2,131,823        2,060,001        1,839,033
                                               (b)                                          1,701            3,026
---------------------------------------------------------------------------------------------------------------------
         AUV - Accumulation Unit Value
        AU - Accumulation Units
        (a) Reflects 1.25% Separate Account Charges
        (b) Reflects 0.85% Separate Account Charges

                                               FOR THE FISCAL   FOR THE FISCAL   FOR THE FISCAL
                                                 YEAR ENDED       YEAR ENDED       YEAR ENDED
      POLARIS PLUS VARIABLE PORTFOLIOS            4/30/03          4/30/04          4/30/05
---------------------------------------------  ------------------------------------------------
---------------------------------------------  ------------------------------------------------
Asset Allocation
(Inception Date - (a) 3/23/99 (b) N/A)
  Beginning AUV..............................       18.333           17.703           20.967
  Ending AUV.................................       17.703           20.967           22.195
  Ending Number of AUs.......................      571,196          662,512          566,460
--------------------------------------------------------------------------------------------------------------
Capital Appreciation
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............................       31.686           27.782           34.031
                                                     7.295            6.422            7.899
  Ending AUV.................................       27.782           34.031           34.158
                                                     6.422            7.899            7.960
  Ending Number of AUs.......................      872,982          849,975          718,778
                                                     2,897            2,025            1,009
---------------------------------------------------------------------------------------------------------------------
Government and Quality Bond
(Inception Date - (a) 3/19/99 (b) 2/8/01)
  Beginning AUV..............................       15.704           16.834           16.804
                                                    11.384           12.253           12.280
  Ending AUV.................................       16.834           16.804           17.353
                                                    12.253           12.280           12.732
  Ending Number of AUs.......................    3,259,053        2,682,883        1,995,979
                                                       326              175              132
---------------------------------------------------------------------------------------------------------------------
Growth
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............................       25,649           21.660           26.870
                                                     7.729            6.553            8.163
  Ending AUV.................................       21.660           26.870           28.327
                                                     6.553            8.163            8.640
  Ending Number of AUs.......................      767,232          743,102          606,500
                                                     1,707            1,707            1,317
---------------------------------------------------------------------------------------------------------------------
Aggressive Growth
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............................       13.067           10.587           12.923
                                                     5.079            4.131            5.063
  Ending AUV.................................       10.587           12.923           14.167
                                                     4.131            5.063            5.573
  Ending Number of AUs.......................      812,929          790,356          693,354
                                                       288              310               22
---------------------------------------------------------------------------------------------------------------------
Alliance Growth
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............................       28.657           24.004           26.836
                                                     5.666            4.756            5.349
  Ending AUV.................................       24.004           26.836           27.116
                                                     4.765            5.349            5.426
  Ending Number of AUs.......................    2,424,504        2,306,310        1,847,707
                                                     1,984            2,006            2,006
---------------------------------------------------------------------------------------------------------------------
Cash Management
(Inception Date - (a) 3/23/99 (b) 1/26/01)
  Beginning AUV..............................       13.185           13.171           13.080
                                                    10.505           10.536           10.505
  Ending AUV.................................       13.171           13.080           13.092
                                                    10.536           10.505           10.557
  Ending Number of AUs.......................    1,553,588        1,210,503        1,115,235
                                                     3,497            3,497            3,497
---------------------------------------------------------------------------------------------------------------------
         AUV - Accumulation Unit Value
        AU - Accumulation Units
        (a) Reflects 1.25% Separate Account C
        (b) Reflects 0.85% Separate Account C

                                                                     FOR THE FISCAL   FOR THE FISCAL   FOR THE FISCAL
                                               INCEPTION TO FISCAL      YEAR END        YEAR ENDED       YEAR ENDED
      POLARIS PLUS VARIABLE PORTFOLIOS          YEAR END 4/30/99        4/30/00          4/30/01          4/30/02
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Corporate Bond
(Inception Date - (a) 3/23/99 (b) 4/6/01)
  Beginning AUV..............................  (a)          13.09          13.15            12.77           13.649
                                               (b)                                          10.00            9.958
  Ending AUV.................................  (a)          13.15          12.77            13.65           14.359
                                               (b)                                           9.96           10.517
  Ending Number of AUs.......................  (a)         32,037        600,023          644,043          685,610
                                               (b)                                              5              255
---------------------------------------------------------------------------------------------------------------------
Davis Venture Value
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............................  (a)          25.34          26.76            30.39           28.201
                                               (b)                                          10.00            9.864
  Ending AUV.................................  (a)          26.76          30.39            28.20           25.682
                                               (b)                                           9.86            9.019
  Ending Number of AUs.......................  (a)         37,452        748,416          830,018          876,039
                                               (b)                                            719            4,088
---------------------------------------------------------------------------------------------------------------------
"Dogs" of Wall Street
(Inception Date - (a) 3/19/99 (b) 1/15/04)
  Beginning AUV..............................  (a)           9.42          10.22             8.41            9.436
                                               (b)
  Ending AUV.................................  (a)          10.22           8.41             9.44           10.177
                                               (b)
  Ending Number of AUs.......................  (a)         30,615        665,329          640,566          657,864
                                               (b)
---------------------------------------------------------------------------------------------------------------------
Emerging Markets
(Inception Date - (a) 3/23/99 (b) 10/24/00)
  Beginning AUV..............................  (a)           6.60           7.63             9.68            6.741
                                               (b)                                          10.00            9.120
  Ending AUV.................................  (a)           7.63           9.68             6.74            7.366
                                               (b)                                           9.12           10.010
  Ending Number of AUs.......................  (a)         18,838        588,449          588,363          599,115
                                               (b)                                             90              797
---------------------------------------------------------------------------------------------------------------------
Equity Income
(Inception Date - (a) 3/23/99 (b) 4/4/01)
  Beginning AUV..............................  (a)          10.00          10.58             9.90           10.956
                                               (b)                                          10.16           10.812
  Ending AUV.................................  (a)          10.58           9.90            10.96           10.476
                                               (b)                                          10.81           10.378
  Ending Number of AUs.......................  (a)         36,063        705,007          737,673          790,207
                                               (b)                                             18              246
---------------------------------------------------------------------------------------------------------------------
Equity Index
(Inception Date - (a) 3/19/99 (b) 1/19/01)
  Beginning AUV..............................  (a)          10.00          10.26            10.82            9.277
                                               (b)                                           8.98            8.357
  Ending AUV.................................  (a)          10.26          10.82             9.28            7.965
                                               (b)                                           8.36            7.203
  Ending Number of AUs.......................  (a)        400,093      6,227,727        6,183,325        5,912,696
                                               (b)                                            201              907
---------------------------------------------------------------------------------------------------------------------
Federated American Leaders
(Inception Date - (a) 3/19/99 (b) N/A)
  Beginning AUV..............................  (a)          16.63          17.58            16.34           17.333
                                               (b)
  Ending AUV.................................  (a)          17.58          16.34            17.33           15.940
                                               (b)
  Ending Number of AUs.......................  (a)         25,264        422,715          445,284          477,854
                                               (b)
---------------------------------------------------------------------------------------------------------------------
Global Bond
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............................  (a)          14.43          14.54            14.36           15.454
                                               (b)                                          10.00           10.481
  Ending AUV.................................  (a)          14.54          14.36            15.45           15.801
                                               (b)                                          10.48           10.763
  Ending Number of AUs.......................  (a)         40,454        510,047          517,475          510,010
                                               (b)                                            446              446
---------------------------------------------------------------------------------------------------------------------
        AUV - Accumulation Unit Value
        AU - Accumulation Units
        (a) Reflects 1.25% Separate Account Charges
        (b) Reflects 0.85% Separate Account Charges

                                               FOR THE FISCAL   FOR THE FISCAL   FOR THE FISCAL
                                                 YEAR ENDED       YEAR ENDED       YEAR ENDED
      POLARIS PLUS VARIABLE PORTFOLIOS            4/30/03          4/30/04          4/30/05
---------------------------------------------  ------------------------------------------------
---------------------------------------------  ------------------------------------------------
Corporate Bond
(Inception Date - (a) 3/23/99 (b) 4/6/01)
  Beginning AUV..............................       14.359           15.637           16.594
                                                    10.517
  Ending AUV.................................       15.637           16.594           17.235
  Ending Number of AUs.......................      679,219          634,989          500,897
---------------------------------------------------------------------------------------------------------------------
Davis Venture Value
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............................       25.682           22.336           29.081
                                                     9.019            7.875           10.294
  Ending AUV.................................       22.336           29.081           31.579
                                                     7.875           10.294           11.223
  Ending Number of AUs.......................      837,110          860,682          736,735
                                                     1,413            1,375            1,204
---------------------------------------------------------------------------------------------------------------------
"Dogs" of Wall Street
(Inception Date - (a) 3/19/99 (b) 1/15/04)
  Beginning AUV..............................       10.177            8.758           10.912
                                                                     11.646           11.804
  Ending AUV.................................        8.758           10.912           11.108
                                                                     11.804           12.064
  Ending Number of AUs.......................      647,923          609,287          496,507
                                                                          8                8
---------------------------------------------------------------------------------------------------------------------
Emerging Markets
(Inception Date - (a) 3/23/99 (b) 10/24/00)
  Beginning AUV..............................        7.366            6.102            9.107
                                                    10.010
  Ending AUV.................................        6.102            9.107           11.202
  Ending Number of AUs.......................      518,892          680,531          544,013
---------------------------------------------------------------------------------------------------------------------
Equity Income
(Inception Date - (a) 3/23/99 (b) 4/4/01)
  Beginning AUV..............................       10.476            8.968           10.735
                                                    10.378
  Ending AUV.................................        8.968           10.735           11.340
  Ending Number of AUs.......................      758,827          792,665          603,319
---------------------------------------------------------------------------------------------------------------------
Equity Index
(Inception Date - (a) 3/19/99 (b) 1/19/01)
  Beginning AUV..............................        7.965            6.794            8.190
                                                     7.203
  Ending AUV.................................        6.794            8.190            8.555
  Ending Number of AUs.......................    5,344,702        5,140,659        4,114,983
---------------------------------------------------------------------------------------------------------------------
Federated American Leaders
(Inception Date - (a) 3/19/99 (b) N/A)
  Beginning AUV..............................       15.940           13.207           16.286
  Ending AUV.................................       13.207           16.286           17.263
  Ending Number of AUs.......................      463,108          428,881          329,288
---------------------------------------------------------------------------------------------------------------------
Global Bond
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............................       15.801           16.849           16.975
                                                    10.763
  Ending AUV.................................       16.849           16.975           17.683
  Ending Number of AUs.......................      476,778          424,680          337,148
---------------------------------------------------------------------------------------------------------------------
        AUV - Accumulation Unit Value
        AU - Accumulation Units
        (a) Reflects 1.25% Separate Account C
        (b) Reflects 0.85% Separate Account C

                                                                     FOR THE FISCAL   FOR THE FISCAL   FOR THE FISCAL
                                               INCEPTION TO FISCAL      YEAR END        YEAR ENDED       YEAR ENDED
      POLARIS PLUS VARIABLE PORTFOLIOS          YEAR END 4/30/99        4/30/00          4/30/01          4/30/02
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Global Equities
  (Inception Date - (a) 3/19/99 (b) 12/11/00)
  Beginning AUV..............................  (a)          21.05          21.42            27.15           19.986
                                               (b)                                          10.00            8.673
  Ending AUV.................................  (a)          21.42          27.15            19.99           16.270
                                               (b)                                           8.67            7.089
  Ending Number of AUs.......................  (a)         14,587        587,483          621,167          598,333
                                               (b)                                            499            1,959
---------------------------------------------------------------------------------------------------------------------
Growth & Income
  (Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............................  (a)          29.83          30.82            36.49           30.347
                                               (b)                                          10.00            8.734
  Ending AUV.................................  (a)          30.82          36.49            30.35           25.714
                                               (b)                                           8.73            7.431
  Ending Number of AUs.......................  (a)        124,672      2,435,756        2,501,326        2,430,317
                                               (b)                                            201            1,872
---------------------------------------------------------------------------------------------------------------------
High-Yield Bond
  (Inception Date - (a) 3/19/99 (b) 1/19/01)
  Beginning AUV..............................  (a)          14.71          15.15            14.78           13.607
                                               (b)                                          10.00            9.622
  Ending AUV.................................  (a)          15.15          14.78            13.61           12.745
                                               (b)                                           9.62            9.049
  Ending Number of AUs.......................  (a)         23,707        375,439          380,713          368,246
                                               (b)                                             82              539
---------------------------------------------------------------------------------------------------------------------
International Diversified Equities
  (Inception Date - (a) 3/19/99 (b) N/A)
  Beginning AUV..............................  (a)          13.99          14.36            15.36           12.332
                                               (b)
  Ending AUV.................................  (a)          14.36          15.36            12.33           10.238
                                               (b)
  Ending Number of AUs.......................  (a)         22,528        381,038          399,062          397,985
                                               (b)
---------------------------------------------------------------------------------------------------------------------
International Growth & Income
  (Inception Date - (a) 3/24/99 (b) 10/24/00)
  Beginning AUV..............................  (a)          11.81          12.87            14.13           12.641
                                               (b)                                           9.09            8.725
  Ending AUV.................................  (a)          12.87          14.13            12.64           11.010
                                               (b)                                           8.73            7.631
  Ending Number of AUs.......................  (a)         14,725        555,461          591,348          600,190
                                               (b)                                            213              807
---------------------------------------------------------------------------------------------------------------------
Putnam Growth: Voyager
  (Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............................  (a)          25.97          26.04            30.47           22.464
                                               (b)                                          10.00            7.727
  Ending AUV.................................  (a)          26.04          30.47            22.46           17.538
                                               (b)                                           7.73            6.057
  Ending Number of AUs.......................  (a)        149,215      1,971,364        1,966,522        1,831,599
                                               (b)                                            371            1,209
---------------------------------------------------------------------------------------------------------------------
Real Estate
  (Inception Date - (a) 3/31/99 (b) 10/24/00)
  Beginning AUV..............................  (a)           9.06           9.98             9.30           10.856
                                               (b)                                          10.00           11.068
  Ending AUV.................................  (a)           9.98           9.30            10.86           12.265
                                               (b)                                          10.97           12.434
  Ending Number of AUs.......................  (a)          5,242        182,417          209,952          269,182
                                               (b)                                             17            1,034
---------------------------------------------------------------------------------------------------------------------
Small Company Value
  (Inception Date - (a) 3/23/99 (b) 2/8/01)
  Beginning AUV..............................  (a)          10.00          10.96            12.65           14.522
                                               (b)                                          10.00           10.068
  Ending AUV.................................  (a)          10.96          12.65            14.52           16.627
                                               (b)                                          10.07           11.574
  Ending Number of AUs.......................  (a)          4,634        260,742          332,571          458,007
                                               (b)                                            211            1,010
---------------------------------------------------------------------------------------------------------------------
        AUV - Accumulation Unit Value
        AU - Accumulation Units
        (a) Reflects 1.25% Separate Account Charges
        (b) Reflects 0.85% Separate Account Charges

                                               FOR THE FISCAL   FOR THE FISCAL   FOR THE FISCAL
                                                 YEAR ENDED       YEAR ENDED       YEAR ENDED
      POLARIS PLUS VARIABLE PORTFOLIOS            4/30/03          4/30/04          4/30/05
---------------------------------------------  ------------------------------------------------
---------------------------------------------  ------------------------------------------------
Global Equities
  (Inception Date - (a) 3/19/99 (b) 12/11/00)
  Beginning AUV..............................       16.270           13.156           15.834
                                                     7.089            5.753            6.938
  Ending AUV.................................       13.156           15.834           16.714
                                                     5.753            6.938
  Ending Number of AUs.......................      550,495          522,178          430,108
                                                       212              212
---------------------------------------------------------------------------------------------------------------------
Growth & Income
  (Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............................       25.714           22.086           26.313
                                                     7.431            6.407            7.659
  Ending AUV.................................       22.086           26.313           26.725
                                                     6.407            7.659            7.809
  Ending Number of AUs.......................    2,202,766        2,102,000        1,686,135
                                                       647              663              262
---------------------------------------------------------------------------------------------------------------------
High-Yield Bond
  (Inception Date - (a) 3/19/99 (b) 1/19/01)
  Beginning AUV..............................       12.745           13.073           15.445
                                                     9.049
  Ending AUV.................................       13.073           15.445           17.310

  Ending Number of AUs.......................      352,067          340,552          272,262

---------------------------------------------------------------------------------------------------------------------
International Diversified Equities
  (Inception Date - (a) 3/19/99 (b) N/A)
  Beginning AUV..............................       10.238            7.134            9.425
                                                                                      10.295
  Ending AUV.................................        7.134            9.425           10.452
                                                                                      11.072
  Ending Number of AUs.......................      378,565          390,108          341,679
                                                                                          44
---------------------------------------------------------------------------------------------------------------------
International Growth & Income
  (Inception Date - (a) 3/24/99 (b) 10/24/00)
  Beginning AUV..............................       11.010            8.580           11.670
                                                     7.631            5.970            8.153
  Ending AUV.................................        8.580           11.670           13.105
                                                     5.970            8.153            9.192
  Ending Number of AUs.......................      576,640          583,393          551,102
                                                       668              750              750
---------------------------------------------------------------------------------------------------------------------
Putnam Growth: Voyager
  (Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............................       17.538           14.568           16.767
                                                     6.057            5.051            5.835
  Ending AUV.................................       14.568           16.767           16.392
                                                     5.051            5.835            5.728
  Ending Number of AUs.......................    1,601,326        1,418,311        1,116,207
                                                       174              174              174
---------------------------------------------------------------------------------------------------------------------
Real Estate
  (Inception Date - (a) 3/31/99 (b) 10/24/00)
  Beginning AUV..............................       12.265           12.697           15.878
                                                    12.434           12.984           16.353
  Ending AUV.................................       12.697           15.878           20.848
                                                                     16.353           21.570
  Ending Number of AUs.......................      322,682          341,188          319,242
                                                                          8                8
---------------------------------------------------------------------------------------------------------------------
Small Company Value
  (Inception Date - (a) 3/23/99 (b) 2/8/01)
  Beginning AUV..............................       16.627           13.176           17.750
                                                    11.574            9.207           12.453
  Ending AUV.................................       13.176           17.750           20.462
                                                     9.207           12.453           14.413
  Ending Number of AUs.......................      457,922          494,691          456,434
                                                       403              427              427
---------------------------------------------------------------------------------------------------------------------
        AUV - Accumulation Unit Value
        AU - Accumulation Units
        (a) Reflects 1.25% Separate Account C
        (b) Reflects 0.85% Separate Account C

                                                        FOR THE FISCAL   FOR THE FISCAL   FOR THE FISCAL   FOR THE FISCAL
                                  INCEPTION TO FISCAL      YEAR END        YEAR ENDED       YEAR ENDED       YEAR ENDED
POLARIS PLUS VARIABLE PORTFOLIOS   YEAR END 4/30/99        4/30/00          4/30/01          4/30/02          4/30/03
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
SunAmerica Balanced
  (Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV...............    (a)          17.30          17.48            19.40           16.396           14.298
                                  (b)                                           9.32            8.067            7.063
  Ending AUV..................    (a)          17.48          19.40            16.40           14.298           12.956
                                  (b)                                           8.07            7.063            6.426
  Ending Number of AUs........    (a)        254,773      4,976,910        4,927,161        4,592,956        4,022,365
                                  (b)                                            399            2,546              837
-------------------------------------------------------------------------------------------------------------------------
Telecom Utility
  (Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV...............    (a)          14.44          14.98            14.69           13.699           10.772
                                  (b)                                          10.00            9.595
  Ending AUV..................    (a)          14.98          14.69            13.70           10.772            8.861
                                  (b)                                           9.60
  Ending Number of AUs........    (a)         16,154        457,503          447,434          421,262          358,152
                                  (b)                                            161
-------------------------------------------------------------------------------------------------------------------------
Worldwide High Income
  (Inception Date - (a) 3/31/99 (b) N/A)
  Beginning AUV...............    (a)          13.99          14.77            15.85           14.743           14.685
                                  (b)
  Ending AUV..................    (a)          14.77          15.85            14.74           14.685           15.732
                                  (b)
  Ending Number of AUs........    (a)          4,828        110,742          125,922          120,482          115,713
                                  (b)

                                  FOR THE FISCAL   FOR THE FISCAL
                                    YEAR ENDED       YEAR ENDED
POLARIS PLUS VARIABLE PORTFOLIOS     4/30/04          4/30/05
--------------------------------  -------------------------------
--------------------------------  -------------------------------
SunAmerica Balanced
  (Inception Date - (a) 3/19/99
  Beginning AUV...............         12.956           14.239
                                        6.426            7.091
  Ending AUV..................         14.239           14.670
                                        7.091            7.335
  Ending Number of AUs........      3,723,491        2,949,416
                                          837              630
-------------------------------------------------------------------------------------------------------------------------
Telecom Utility
  (Inception Date - (a) 3/19/99
  Beginning AUV...............          8.861           10.157
                                        6.353            7.375
  Ending AUV..................         10.157           11.746
                                        7.375            8.589
  Ending Number of AUs........        330,953          276,507
                                           15               59
-------------------------------------------------------------------------------------------------------------------------
Worldwide High Income
  (Inception Date - (a) 3/31/99
  Beginning AUV...............         15.732           17.303
  Ending AUV..................         17.303           18.735
  Ending Number of AUs........        118,994           94,361

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

       AUV - Accumulation Unit Value
       AU - Accumulation Units
       (a) Reflects 1.25% Separate Account Charges
       (b) Reflects 0.85% Separate Account Charges

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   APPENDIX C - HYPOTHETICAL EXAMPLE OF THE OPERATION OF THE INCOME PROTECTOR
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This table assumes a $100,000 initial investment in a Qualified Contract with no further premiums, no withdrawals, no step-ups, no premium taxes, current growth rates; and the election of optional Income Protector alternatives at Contract issue.

--------------------------------------------------------------------------------------------------------------------------
                                   INCOME
             IF AT ISSUE          PROTECTOR   ANNUAL INCOME IF YOU ANNUITIZE ON THE FOLLOWING CONTRACT ANNIVERSARIES:
               YOU ARE              LEVEL        1 - 6            7             10             15             20
--------------------------------------------------------------------------------------------------------------------------
     Male or Female Age 45*         Plus         5,500          6,379          8,275         10,931         10,931
                                    Max          6,290          7,728         11,035         16,044         16,044
--------------------------------------------------------------------------------------------------------------------------
     Joint Spousal Owners Age 45    Plus         4,884          5,603          7,119          9,164          7,164
                                    Max          5,586          6,788          9,493         13,451         13,451
--------------------------------------------------------------------------------------------------------------------------

 * Life Annuity with 10 year Period Certain
** Joint and 100% Survivor Annuity with 20 Year Period Certain

This table assumes a $100,000 initial investment in a Nonqualified Contract with no further premiums, no withdrawals, no step-ups, no premium taxes, current growth rates; and the election of optional Income Protector alternatives at Contract issue.

--------------------------------------------------------------------------------------------------------------------------
                                   INCOME
             IF AT ISSUE          PROTECTOR   ANNUAL INCOME IF YOU ANNUITIZE ON THE FOLLOWING CONTRACT ANNIVERSARIES:
               YOU ARE              LEVEL        1 - 6            7             10             15             20
--------------------------------------------------------------------------------------------------------------------------
     Male Age 45*                   Plus         5,744          6,683          8,717         11,571         11,571
                                    Max          6,569          8,096         11,624         16,982         16,982
--------------------------------------------------------------------------------------------------------------------------
     Female Age 45*                 Plus         5,256          6,075          7,833         10,292         10,292
                                    Max          6,011          7,360         10,446         15,106         15,106
--------------------------------------------------------------------------------------------------------------------------

 * Life Annuity with 10 year Period Certain

--------------------------------------------------------------------------------

   Please forward a copy (without charge) of the Polaris Plus Variable Annuity Statement of Additional Information to:

              (Please print or type and fill in all information.)

        ------------------------------------------------------------------------
        Name

        ------------------------------------------------------------------------
        Address

        ------------------------------------------------------------------------
        City/State/Zip


Date:  ------------------------------------   Signed:  ---------------------------------------

   Return to: AIG SunAmerica Life Assurance Company, Annuity Service Center, P.O. Box 52499, Los Angeles, California 90054-0299
--------------------------------------------------------------------------------

                                        As filed pursuant to Rule 497
                                        Under the Securities Act of 1933
                                        Registration No. 333-63511 and 811-09003





                       STATEMENT OF ADDITIONAL INFORMATION

                               GROUP & INDIVIDUAL

                   FLEXIBLE PAYMENT DEFERRED ANNUITY CONTRACTS

                                    ISSUED BY

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                               IN CONNECTION WITH

                         VARIABLE ANNUITY ACCOUNT SEVEN




                         Polaris Plus Variable Annuity




This Statement of Additional Information is not a prospectus; it should be read with the prospectus dated May 1, 2006 relating to the annuity contracts described above. A copy of the prospectus may be obtained without charge by calling (800) 445-SUN2 or writing us at:

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
                             ANNUITY SERVICE CENTER
                                 P.O. BOX 54299
                       LOS ANGELES, CALIFORNIA 90054-0299




                                  MAY 1, 2006

                                TABLE OF CONTENTS


                                                              PAGE
                                                              ----
Separate Account...........................................     3

American Home Assurance Company............................     3

General Account............................................     3

Support Agreement Between the Company and AIG..............     4

Performance Data ..........................................     4

Income Payments............................................     7

Annuity Unit Values........................................     7

Taxes......................................................    10

Distribution of Contracts..................................    14

Financial Statements.......................................    14

                                SEPARATE ACCOUNT


        Variable Annuity Account Seven (the "Separate Account") was originally established by AIG SunAmerica Life Assurance Company (the "Company") on August 28, 1998, pursuant to the provisions of Arizona law, as a segregated asset account of the Company. The Separate Account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the Separate Account or the Company by the SEC.

        The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.

        The Separate Account is divided into Portfolios, with the assets of each Portfolio invested in the shares of one of the underlying funds. The Company does not guarantee the investment performance of the Separate Account, its Portfolios or the underlying funds. Values allocated to the Separate Account and the amount of variable annuity payments will vary with the values of shares of the underlying funds, and are also reduced by contract charges.

        The basic objective of a variable annuity contract is to provide variable annuity payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable annuity payments will reflect the investment performance of the Separate Account with respect to amounts allocated to it both before and after the Annuity Date. Since the Separate Account is always fully invested in shares of the underlying funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the underlying funds' managements to make necessary changes in their Portfolios to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable annuity payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

        Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable annuity payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable annuity payments).

                        AMERICAN HOME ASSURANCE COMPANY

        American Home Assurance Company ("American Home") is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 70 Pine Street, New York, New York 10270. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home is a wholly owned subsidiary of American International Group, Inc. ("AIG").



                                 GENERAL ACCOUNT


        The general account is made up of all of the general assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company. Your contract may offer Fixed Account Guarantee Periods ("FAGP") to which you may allocate certain Purchase Payments or contract value. Available guarantee periods may be for different lengths of time (such as 1, 3 or 5 years) and may have different guaranteed interest rates. We may also offer the specific Dollar Cost Averaging Fixed Accounts ("DCAFA"). Assets supporting amounts allocated to fixed investment options become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

        The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.

                  SUPPORT AGREEMENT BETWEEN THE COMPANY AND AIG

        The Company has a support agreement in effect between the Company and AIG (the "Support Agreement"), pursuant to which AIG has agreed that AIG will cause the Company to maintain a policyholder's surplus of not less than $1,000,000 or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, AIG will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by AIG to any person of any obligations of the Company. AIG may terminate the Support Agreement with respect to outstanding obligations of the Company only under circumstances where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit of the Support Agreement. Policyholders have the right to cause the Company to enforce its rights against AIG and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any claim or payment owed to such policyholder when due, have the right to enforce the Support Agreement directly against AIG.


                                PERFORMANCE DATA


PERFORMANCE INFORMATION

        From time to time the Separate Account may advertise the Cash Management Portfolio's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Cash Management Portfolio refers to the net income generated for a contract funded by an investment in the Portfolio (which invests in shares of the Cash Management Portfolio of SunAmerica Series Trust) over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Portfolio is assumed to be reinvested at the end of each seven day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither the yield nor the effective yield takes into consideration the effect of any capital changes that might have occurred during the seven day period, nor do they reflect the impact of premium taxes or any withdrawal charges. The impact of other recurring charges (including the mortality and expense risk charge, distribution expense charge and contract maintenance fee) on both yield figures is, however, reflected in them to the same extent it would affect the yield (or effective yield) for a contract of average size.

        In addition, the Separate Account may advertise "total return" data for the Variable Portfolio (including the Cash Management Account) from the inception of the Separate Account. Like the yield figures described above, total return figures are based on historical data and are not intended to indicate future performance. The "total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period). Recurring contract charges are reflected in the total return figures in the same manner as they are reflected in the yield data for contracts funded through the Cash Management Portfolio.

        For periods starting prior to the date the subaccounts were first offered to the public, the total return data for the Portfolios of the Separate Account will be derived from the performance of the corresponding Portfolios of Anchor Series Trust and SunAmerica Series Trust, modified to reflect the charges and expenses as if the Separate Account Portfolio had been in existence since the inception date of each respective Anchor Series Trust and SunAmerica Series Trust Portfolio. Thus, such performance figures should not be construed to be actual historic performance of the relevant Separate Account Portfolio. Rather, they are intended to indicate the historical performance of the corresponding Portfolios of Anchor Series Trust and SunAmerica Series Trust, adjusted to provide direct comparability to the performance of the Portfolios after the date the contracts were first offered to the public (which will reflect the effect of fees and charges imposed under the contracts). Anchor Series Trust and SunAmerica Series Trust have served since their inception as underlying investment media for Separate Accounts of other insurance companies in connection with variable contracts not having the same fee and charge schedules as those imposed under the contracts.

        Performance data for the various Portfolios are computed in the manner described below.


CASH MANAGEMENT PORTFOLIO


        Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

               Base Period Return = (EV-SV)/(SV)

        where:

              SV = value of one Accumulation Unit at the start of a 7 day period

              EV = value of one Accumulation Unit at the end of the 7 day period


        The change in the value of an Accumulation Unit during the 7 day period reflects the income received, minus any expenses accrued, during such 7 day period.

        The current yield is then obtained by annualizing the Base Period
Return:

               Current Yield = (Base Period Return) x (365/7)

        The Cash Management Portfolio also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:

                                                          365/7
               Effective Yield = [(Base Period Return + 1)      - 1]

        The yield quoted should not be considered a representation of the yield of the Cash Management Portfolio in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments.

        Yield information may be useful in reviewing the performance of the Cash Management Portfolio and for providing a basis for comparison with other investment alternatives. However, the Cash Management Portfolio's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time.


OTHER PORTFOLIOS

        The Portfolios of the Separate Account other than the Cash Management Portfolio also compute their performance data as "total return."


Total return for a Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return
(T) is computed so that it satisfies the formula:

               P(1+T)n = ERV

where:         P = a hypothetical initial payment of $1,000
               T = average annual total return
               n = number of years
             ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year period as of the end of the period (or fractional portion thereof).

        These rates of return do not reflect election of any optional features. The rates of return would be lower if the optional features were included in the calculations. As with the Cash Management Portfolio yield figures, total return figures are derived from historical data and are not intended to be a projection of future performance.

                                INCOME PAYMENTS

INITIAL MONTHLY ANNUITY PAYMENTS

        The initial income payment is determined by applying separately that portion of the contract value allocated to the fixed account options and the Variable Portfolio(s), less any premium tax, and then applying it to the annuity table specified in the contract for fixed and variable annuity payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any, and the income option selected.

        The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly annuity payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable annuity payment. The number of Annuity Units determined for the first variable annuity payment remains constant for the second and subsequent monthly variable annuity payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY PAYMENTS

        For fixed income payments, the amount of the second and each subsequent monthly income payment is the same as that determined above for the first monthly payment.

        For variable income payments, the amount of the second and each subsequent monthly annuity payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly payment, above, by the Annuity Unit value as of the day preceding the date on which each income payment is due.

INCOME PAYMENTS UNDER THE INCOME PROTECTOR PROGRAM

     If contract holders elect to begin income payments using the Income Protector feature, the income benefit base is determined as described in the prospectus. The initial income payment is determined by applying the income benefit base to the annuity table specifically designated for use in conjunction with the Income Protector feature, either in the contract or in the endorsement to the contract. Those tables are based on a set amount per $1,000 of income benefit base applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any, and the income option selected.

     The income benefit base is applied then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly income payment. The amount of the second and each subsequent income payment is the same as that determined above for the first monthly payment.

          DEATH BENEFIT FOR CONTRACTS ISSUED BEFORE NOVEMBER 24, 2003

        If you should die during the Accumulation Phase of your contract, We pay a death benefit to your Beneficiary. The death benefit (unless limited by your Plan) equals the greater of:

          1. Total Purchase Payments minus total withdrawals and loans (and any fees and charges applicable to those withdrawals and/or loans) at the time We receive satisfactory proof of death; or;

          2. Contract Value at the time We receive satisfactory proof of death and all required paperwork.

        We do not pay the death benefit if you die after you switch to the Income Phase. However, if you die during the Income Phase, your Beneficiary receives any remaining guaranteed income payments (or a portion thereof) in accordance with the income option you selected. SEE INCOME OPTIONS BELOW.

                               ANNUITY UNIT VALUES

        The value of an Annuity Unit is determined independently for each Portfolio.

        The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Portfolio exceed 3.5%, variable income payments derived from allocations to that Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable income payments will decrease over time. If the net investment rate equals 3.5%, the variable income payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for income payments to increase (or not to decrease).

        The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each income payment will vary accordingly.

        For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

        The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a Portfolio from one day to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

        The NIF for any Portfolio for a certain month is determined by dividing
(a) by (b) where:

        (a) is the Accumulation Unit value of the Portfolio determined as of the end of that month, and

        (b) is the Accumulation Unit value of the Portfolio determined as of the end of the preceding month.

        The NIF for a Portfolio for a given month is a measure of the net investment performance of the Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results in no change; a NIF greater than
1.000 results in an increase; and a NIF less than 1.000 results in a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Portfolio invests; it is also reduced by Separate Account asset charges.

        ILLUSTRATIVE EXAMPLE

        Assume that one share of a given Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

                      NIF = ($11.46/$11.44)

                          = 1.00174825

        The change in Annuity Unit value for a Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the annuity payment tables are based. For example, if the net investment rate for a Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable annuity payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:

                         (1/12)
               1/[(1.035)      ] = 0.99713732

        In the example given above, if the Annuity Unit value for the Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

               $10.103523 x 1.00174825 x 0.99713732 = $10.092213

VARIABLE INCOME PAYMENTS

        ILLUSTRATIVE EXAMPLE

        Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single Portfolio. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract under Option 4, a Life Annuity With 120 Monthly Payments Guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's account value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second income payment date is $13.327695.

        P's first variable income payment is determined from the annuity factor tables in P's contract, using the information assumed above. From these tables, which supply monthly annuity factors for each $1,000 of applied contract value, P's first variable annuity payment is determined by multiplying the factor of
4.92 (Option 4 tables, male Annuitant age 60 at the Annuity Date) by the result of dividing P's account value by $1,000:

             First Payment = 4.92 x ($116,412.31/$1,000) = $572.75

        The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his Account to another Account) is also determined at this time and is equal to the amount of the first variable income payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

             Annuity Units = $572.75/$13.256932 = 43.203812

        P's second variable annuity payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second payment due date:

             Second Payment = 43.203812 x $13.327695 = $575.81

        The third and subsequent variable income payments are computed in a manner similar to the second variable annuity payment.

        Note that the amount of the first variable income payment depends on the contract value in the relevant Portfolio on the Annuity Date and thus reflects the investment performance of the Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the Portfolio). The net investment performance of the Portfolio during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable annuity payments.

DEATH BENEFITS OPTIONS FOR CONTRACTS ISSUED BEFORE NOVEMBER 24, 2003.

The following details the death benefit options for contracts issued before November 24, 2003:

The death benefit is the greater of:

    1. Total Purchase Payments minus total withdrawals and loans (and any fees and charges applicable to those withdrawals and/or loans) at the time We receive satisfactory proof of death, or;

    2. Contract Value at the time We receive satisfactory proof of death and all required paperwork.

                                      TAXES

General

Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. An owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as income payments under the annuity option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For non-qualified contracts, the cost basis is generally the Purchase Payments. The taxable portion of the lump-sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

If you purchase your contract under a pension plan, a specially sponsored employer program, as an individual retirement annuity, or under an individual retirement account, your contract is referred to as a Qualified Contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and Individual Retirement Accounts (IRAs), Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a Roth 403(b) or a Roth 401(k) account, and you may have cost basis in a traditional IRA or in another Qualified Contract.***

For annuity payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

Withholding Tax on Distributions

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as income payments will be taxable income. Exceptions to this general include withdrawals attributable to after-tax Roth IRA, Roth 403(b), and Roth 401(k) contributions. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely tax free. Withdrawals from Roth 403(b) and Roth 401(k) accounts, and withdrawals generally from Qualified Contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Withdrawals from Roth IRA, Roth 403(b) and Roth 401(k) accounts which satisfy certain qualification requirements, including the Owner's attainment of age 59 1/2 and at least five years in a Roth account under the plan or IRA, will not be subject to federal income taxation.

The taxable portion of any withdrawal or income payment from a Qualified Contract will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:

-     after attainment of age 59 1/2;

-     when paid to your beneficiary after you die;

-     after you become disabled (as defined in the IRC);

- as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

- payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

-     dividends paid with respect to stock of a corporation described in IRC
      Section 404(k);

- for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

- payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs)

- for payment of health insurance if you are unemployed and meet certain requirements

-     distributions from IRAs for higher education expenses

-     distributions from IRAs for first home purchases

- amounts distributed from a Code Section 457(b) plan other than amounts representing rollovers from an IRA or employer sponsored plan to which the 10% penalty would otherwise apply.








The Code generally requires the Company (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of Qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" or transferred to another eligible plan in a direct "trustee-to-trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including distributions from IRAs can be waived.

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a traditional IRA or retirement plan qualified under Sections 401 or 403 or, if from a plan of a governmental employer, under Section 457(b) of the Code, or from a tax-sheltered annuity qualified under Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; and (3) minimum distributions required to be made under the Code. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

Diversification -- Separate Account Investments

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Nonqualified variable annuity contracts. These requirements generally do not apply to Qualified Contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

Non-Natural Owners

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Multiple Contracts

The Code provides that multiple Nonqualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Nonqualified annuity contract from the same issuer in any calendar year.

Tax Treatment of Assignments of Qualified Contracts

Generally, a Qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan or pursuant to a qualified domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (or, in the case of an IRA, pursuant to a decree of divorce or separation maintenance or a written instrument incident to such decree.)

Tax Treatment of Gifting, Assigning, or Transferring Ownership of a Nonqualified Contract

Under IRC section 72(e)(4)(c), if you transfer ownership of your Nonqualified Contract to a person other than your spouse (or former spouse if incident to divorce) for less than adequate consideration, you will be taxed on the earnings above the purchase payments at the time of transfer. If you transfer ownership of your Nonqualified Contract and receive payment less than the Contract's value, you will also be liable for the tax on the Contract's value above your purchase payments not previously withdrawn. The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

Trustee to Trustee Transfers of Qualified Contracts

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other Qualified contracts. Withdrawals can only be made when an owner: (1) reaches age 59 1/2 (70 1/2 in the case of section 457(b) Plans); (2) separates from employment from the employer sponsoring the plan; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Transfers of amounts from one Qualified contract to another Qualified contract of the same plan type or to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract or Plan.

Partial 1035 Exchanges

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was generally understood that only the exchange of an entire annuity contract, as opposed to a partial exchange, would be respected by the IRS as a tax-free exchange. In 1998, the U.S. Tax Court ruled that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a tax-free exchange. In 1999, the IRS acquiesced in that Tax Court decision, but stated that it would nonetheless continue to challenge partial exchange transactions under certain circumstances. In Notice 2003-51, published on July 9, 2003, the IRS announced that, pending the publication of final regulations, it will consider all the facts and circumstances to determine whether a partial exchange and subsequent withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 24 months of the partial exchange should be treated as an integrated transaction, and thus whether the two contracts should be treated as a single contract to determine the tax treatment of the surrender or withdrawal under Section 72 of the Code. Although Notice 2003-51 and the IRS's acquiescence in the Tax Court decision indicate that the IRS will respect partial exchanges of annuity contracts under certain circumstances, uncertainty remains, and owners should seek their own tax advice regarding such transactions and the tax risks associated with subsequent surrenders or withdrawals.

Qualified Plans

The contracts offered by this prospectus are designed to be suitable for use under various types of Qualified plans. Taxation of owners in each Qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a Qualified plan may be subject to limitations under the IRC and the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan.

Following are general descriptions of the types of Qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding Qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a Qualified plan.

Contracts issued pursuant to Qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to Qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrenders from Qualified contracts.

(a) Plans of Self-Employed Individuals: "H.R. 10 Plans"

Section 401 of the Code permits self-employed individuals to establish Qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, education and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code.

One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2006 is $15,000. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with an eligible employer, and by an additional $5,000 in 2006 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions for 2005 may not exceed the lessor of $44,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.

(c) Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution to a traditional IRA is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum IRA (traditional and/or Roth) contribution for 2006 is the lessor of $4,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2006. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(d) Roth IRAs

Section 408(A) of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. The maximum IRA (traditional and/or Roth) contribution for 2006 is the lessor of $4,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2006. Unlike traditional IRAs, to which everyone can contribute even if they cannot deduct the full contribution, income limits for Roth IRAs are limitations on who can establish such a contract. Generally, you can contribute to a Roth IRA if you have taxable compensation and your modified adjusted gross income is less than: $160,000 for married filing jointly or qualifying widow(er), $10,000 for married filing separately and you lived with your spouse at any time during the year, and $110,000 for single, head of household, or married filing separately and you did not live with your spouse at any time during the year. Certain persons may be eligible to convert a traditional IRA into a Roth IRA.

Conversion into Roth IRAs normally require taxes to be paid on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.

(e) Pension and Profit-Sharing Plans

Section 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, public employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) Deferred Compensation Plans - Section 457(b)

Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of Qualified plans, establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Funds in a non-governmental 457(b) plan remain assets of the employer and are subject to claims by the creditors of the employer. As of January 1, 1999, all 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.

Economic Growth and Tax Relief Reconciliation Act of 2001

For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) expands the range of eligible tax-free rollover distributions that may be made among qualified contracts. The changes made to the IRC by EGTRRA are scheduled to expire on December 31, 2010. Congress may, however, decide to promulgate legislation making the changes permanent or delaying their expiration.

                            DISTRIBUTION OF CONTRACTS

        The contracts are offered through AIG SunAmerica Capital Services, Inc., located at Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311. AIG SunAmerica Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc. The Company and AIG SunAmerica Capital Services, Inc. are each an indirect wholly owned subsidiary of AIG Retirement Services, Inc. Contracts are offered on a continuous basis.


                              FINANCIAL STATEMENTS


The consolidated financial statements of AIG SunAmerica Life Assurance Company at December 31, 2005 and 2004, and for each of the three years in the period ended December 31, 2005, are presented in this Statement of Additional Information. The consolidated financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligation under the contracts.

The financial statements of Variable Annuity Account Seven at April 30, 2005, and for each of the two years in the period ended April 30, 2005, are presented in this Statement of Additional Information.

AMERICAN HOME FINANCIAL STATEMENTS

The statutory statement of admitted assets and liabilities, capital and surplus of American Home Assurance Company as of December 31, 2005 and 2004, and the related statutory statements of income and changes in capital and surplus, and of cash flow for the years then ended, are also presented in the Statement of Additional Information, in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in accounting and auditing.

You should only consider the financial statements of American Home that we include in this SAI as bearing on the ability of American Home, as guarantor, to meet its obligations under the guarantee.

PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, California 90071, serves as the independent registered public accounting firm for the Separate Account and the Company. The financial statements referred to above have been so included or incorporated by reference in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                   INDEX TO CONSOLIDATED FINANCIAL STATEMENTS




                                                                         Page
                                                                       Number(s)
                                                                      ----------

         Report of Independent Registered Public Accounting Firm          --

         Consolidated Balance Sheet -- December 31, 2005 and
         2004                                                           1 to 2

         Consolidated Statement of Income and Comprehensive
         Income -- Years Ended December 31, 2005, 2004 and 2003         3 to 4

         Consolidated Statement of Cash Flows -- Years Ended
         December 31, 2005, 2004 and 2003                               5 to 6

         Notes to Consolidated Financial Statements                     7 to 32

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors and Shareholder of AIG SunAmerica Life Assurance Company:


In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income and comprehensive income and of cash flows present fairly, in all material respects, the financial position of AIG SunAmerica Life Assurance Company (the "Company"), an indirect wholly owned subsidiary of American International Group, Inc., at December 31, 2005 and 2004, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2005 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the consolidated financial statements, the Company changed its method of accounting and reporting for certain nontraditional long-duration contracts in 2004.


PricewaterhouseCoopers LLP
Los Angeles, California
April 17, 2006

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEET
                                  DECEMBER 31,

                                                                   2005            2004
                                                                -----------     -----------

                                                                       (in thousands)
ASSETS

Investments and cash:
 Cash and short-term investments                                $   190,066     $   201,117
 Bonds, notes and redeemable preferred stocks available for
   sale, at fair value (amortized cost:  December 31, 2005,
   $4,821,973; December 31, 2004, $4,987,728)                     4,870,876       5,139,477
 Mortgage loans                                                     490,876         624,179
 Policy loans                                                       170,353         185,958
 Mutual funds                                                        24,380           6,131
 Common stocks available for sale, at fair value (cost:
   December 31, 2005, $25,015; December 31, 2004, $25,015)           26,341          26,452
 Securities lending collateral, at cost (approximates fair
     value)                                                       1,278,694         883,792
 Other invested assets                                               65,310          58,880
                                                                -----------     -----------

 Total investments and cash                                       7,116,896       7,125,986

Variable annuity assets held in separate accounts                24,379,389      22,612,451
Accrued investment income                                            67,911          73,769
Deferred acquisition costs                                        1,378,018       1,349,089
Other deferred expenses                                             255,601         257,781
Income taxes currently receivable from Parent                         4,833           9,945
Goodwill                                                             14,038          14,038
Other assets                                                         56,327          52,956
                                                                -----------     -----------

TOTAL ASSETS                                                    $33,273,013     $31,496,015
                                                                ===========     ===========


          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                     CONSOLIDATED BALANCE SHEET (Continued)
                                  DECEMBER 31,

                                                                   2005            2004
                                                                -----------     -----------

                                                                       (in thousands)
LIABILITIES AND SHAREHOLDER'S EQUITY

Reserves, payables and accrued liabilities:
  Reserves for fixed annuity and fixed accounts of variable
    annuity contracts                                           $ 3,548,441     $ 3,948,158
  Reserves for universal life insurance contracts                 1,472,956       1,535,905
  Reserves for guaranteed investment contracts                      117,556         215,331
  Reserves for guaranteed benefits                                   65,895          76,949
  Securities lending payable                                      1,278,694         883,792
  Due to affiliates                                                  11,914          21,655
  Payable to brokers                                                  2,273              --
  Other liabilities                                                 225,520         190,198
                                                                -----------     -----------

 Total reserves, payables and accrued liabilities                 6,723,249       6,871,988

Variable annuity liabilities related to separate accounts        24,379,389      22,612,451

Deferred income taxes                                               316,578         257,532
                                                                -----------     -----------

Total liabilities                                                31,419,216      29,741,971
                                                                -----------     -----------

Shareholder's equity:
  Common stock                                                        3,511           3,511
  Additional paid-in capital                                        761,259         758,346
  Retained earnings                                               1,074,953         919,612
  Accumulated other comprehensive income                             14,074          72,575
                                                                -----------     -----------

  Total shareholder's equity                                      1,853,797       1,754,044
                                                                -----------     -----------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                      $33,273,013     $31,496,015
                                                                ===========     ===========


          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
            CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME
                        FOR THE YEARS ENDED DECEMBER 31,

                                                              2005            2004             2003
                                                           -----------     -----------      -----------

                                                                          (in thousands)
REVENUES

     Fee income:
         Variable annuity policy fees, net of
            reinsurance                                    $   429,037     $   374,367      $   285,927
         Asset management fees                                  82,128          84,343           62,095
         Universal life insurance policy fees, net of
            reinsurance                                         33,244          33,899           35,816
         Surrender charges                                      26,900          26,219           27,733
         Other fees                                             15,510          15,753           15,520
                                                           -----------     -----------      -----------
     Total fee income                                          586,819         534,581          427,091

     Investment income                                         344,691         362,607          397,616
     Net realized investment gains (losses)                      8,925         (22,820)         (25,047)
                                                           -----------     -----------      -----------

Total revenues                                                 940,435         874,368          799,660
                                                           -----------     -----------      -----------

BENEFITS AND EXPENSES
     Interest expense:
        Fixed annuity and fixed accounts of variable
         annuity contracts                                     124,575         140,889          153,636
        Universal life insurance contracts                      70,290          73,745           76,415
        Guaranteed investment contracts                          6,608           6,034            7,534
        Subordinated notes payable to affiliates                    --           2,081            2,628
                                                           -----------     -----------      -----------
     Total interest expense                                    201,473         222,749          240,213
     Amortization of bonus interest                             18,069          10,357           19,776
     Claims on universal life insurance contracts, net
       of reinsurance recoveries                                18,412          17,420           17,766
     Guaranteed benefits, net of
       reinsurance recoveries                                   24,967          58,756           63,268
     General and administrative expenses                       131,310         131,612          119,093
     Amortization of deferred acquisition costs and
       other deferred expenses                                 218,029         157,650          160,106
     Annual commissions                                         75,534          64,323           55,661
                                                           -----------     -----------      -----------

Total benefits and expenses                                    687,794         662,867          675,883
                                                           -----------     -----------      -----------

PRETAX INCOME BEFORE CUMULATIVE EFFECT OF
     ACCOUNTING CHANGE                                         252,641         211,501          123,777

Income tax expense                                              70,738           6,410           30,247
                                                           -----------     -----------      -----------

INCOME BEFORE CUMULATIVE EFFECT OF
     ACCOUNTING CHANGE                                         181,903         205,091           93,530

Cumulative effect of accounting change, net of tax                  --         (62,589)              --
                                                           -----------     -----------      -----------

NET INCOME                                                 $   181,903     $   142,502      $    93,530
                                                           -----------     -----------      -----------



          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
      CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME (Continued)
                        FOR THE YEARS ENDED DECEMBER 31,



                                                                                    2005           2004           2003
                                                                                  ---------      ---------      ---------

                                                                                               (in thousands)
OTHER COMPREHENSIVE INCOME (LOSS), NET OF TAX:

Net unrealized gains (losses) on debt and equity securities available for sale identified in the current period, less related amortization of deferred
   acquisition costs and other deferred expenses                                  $ (77,495)     $ (20,487)     $  67,125

Less reclassification adjustment for net realized
   (gains) losses included in net income                                            (10,436)        19,263         19,194

Net unrealized gain (loss) on foreign currency                                       (2,071)         1,170             --

Income tax benefit (expense)                                                         31,502             19        (30,213)
                                                                                  ---------      ---------      ---------

OTHER COMPREHENSIVE INCOME (LOSS)                                                   (58,500)           (35)        56,106
                                                                                  ---------      ---------      ---------

COMPREHENSIVE INCOME                                                              $ 123,403      $ 142,467      $ 149,636
                                                                                  =========      =========      =========


          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF CASH FLOWS
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                            2005            2004              2003
                                                                       -----------      -----------      -----------

                                                                                           (in thousands)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income                                                             $   181,903      $   142,502      $    93,530
Adjustments to reconcile net income to net cash provided by
  operating activities:
  Cumulative effect of accounting change, net of tax                            --           62,589               --
  Interest credited to:
    Fixed annuity and fixed accounts of variable annuity contracts         124,575          140,889          153,636
    Universal life insurance contracts                                      70,290           73,745           76,415
    Guaranteed investment contracts                                          6,608            6,034            7,534
  Net realized investment (gains) losses                                    (8,925)          22,820           25,047
  Amortization of net premium/(accretion of net discount) on
   investments                                                              12,399             (705)          (6,519)
  Amortization of deferred acquisition costs and other expenses            236,098          168,007          179,882
  Acquisition costs deferred                                              (202,790)        (246,033)        (212,251)
  Other expenses deferred                                                  (22,619)         (46,799)         (53,427)
  Provision for deferred income taxes                                       90,547           49,337         (129,591)
  Change in:
    Accrued investment income                                                5,858              878              679
    Income taxes currently receivable from Parent                            5,112            5,510          148,898
    Other assets                                                            (4,842)           6,035          (10,631)
    Due from/to affiliates                                                  (9,741)           2,366          (36,841)
    Other liabilities                                                        2,292            7,132           10,697
  Other, net                                                               (13,556)         (12,836)           3,461
                                                                       -----------      -----------      -----------

NET CASH PROVIDED BY OPERATING ACTIVITIES                                  473,209          381,471          250,519

CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of:
  Bonds, notes and redeemable preferred stocks                          (2,368,070)      (1,232,311)      (2,078,310)
  Mortgage loans                                                          (112,327)         (31,502)         (44,247)
  Other investments, excluding short-term investments                      (48,499)         (33,235)         (20,266)
Sales of:
  Bonds, notes and redeemable preferred stocks                           1,674,197          651,301        1,190,299
  Other investments, excluding short-term investments                       56,295           22,283           12,835
Redemptions and maturities of:
  Bonds, notes and redeemable preferred stocks                             826,462          898,682          994,014
  Mortgage loans                                                           246,470          125,475           67,506
  Other investments, excluding short-term investments                       15,903           10,915           72,970
Change in securities lending collateral                                   (394,902)        (369,647)          71,615
                                                                       -----------      -----------      -----------

NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES                    $  (104,471)     $    41,961      $   266,416


          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                CONSOLIDATED STATEMENT OF CASH FLOWS (Continued)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                        2005             2004             2003
                                                                     -----------      -----------      -----------

                                                                                    (in thousands)
CASH FLOWS FROM FINANCING ACTIVITIES:
Deposits received on:
  Fixed annuity and fixed accounts of variable annuity contracts     $ 1,351,964      $ 1,360,319      $ 1,553,000
  Universal life insurance contracts                                      41,611           45,183           45,657
Net exchanges from the fixed accounts of variable annuity
  contracts                                                           (1,171,713)      (1,332,240)      (1,108,030)
Withdrawal payments on:
  Fixed annuity and fixed accounts of variable annuity contracts        (611,301)        (458,052)        (464,332)
  Universal life insurance contracts                                     (57,465)         (69,185)         (61,039)
  Guaranteed investment contracts                                       (104,411)          (8,614)        (148,719)
Claims and annuity payments, net of reinsurance, on:
  Fixed annuity and fixed accounts of variable annuity contracts         (99,903)        (108,691)        (109,412)
  Universal life insurance contracts                                     (98,473)        (105,489)        (111,380)
Net receipts from (repayments of) other short-term financings                 --          (41,060)          14,000
Net payment related to a modified coinsurance transaction                     --           (4,738)         (26,655)
Change in securities lending payable                                     394,902          369,647          (71,615)
Dividend paid to Parent                                                  (25,000)          (2,500)         (12,187)
                                                                     -----------      -----------      -----------

NET CASH USED IN FINANCING ACTIVITIES                                   (379,789)        (355,420)        (500,712)
                                                                     -----------      -----------      -----------

NET INCREASE (DECREASE) IN CASH AND SHORT-TERM INVESTMENTS               (11,051)          68,012           16,223

CASH AND SHORT-TERM INVESTMENTS AT BEGINNING OF PERIOD                   201,117          133,105          116,882
                                                                     -----------      -----------      -----------

CASH AND SHORT-TERM INVESTMENTS AT END OF PERIOD                     $   190,066      $   201,117      $   133,105
                                                                     ===========      ===========      ===========

SUPPLEMENTAL CASH FLOW INFORMATION:

Interest paid on indebtedness                                        $        --      $     2,081      $     2,628
                                                                     ===========      ===========      ===========

Income taxes received from (paid to) Parent                          $    24,923      $   (47,749)     $    10,989
                                                                     ===========      ===========      ===========

           See accompanying notes to consolidated financial statements

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                           DECEMBER 31, 2005 AND 2004

1.       BASIS OF PRESENTATION

         AIG SunAmerica Life Assurance Company (the "Company") is a direct wholly owned subsidiary of SunAmerica Life Insurance Company (the "Parent"), which is a wholly owned subsidiary of AIG Retirement Services, Inc. ("AIGRS") (formerly AIG SunAmerica Inc.), a wholly owned subsidiary of American International Group, Inc. ("AIG"). AIG is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement services and asset management. The Company is an Arizona-domiciled life insurance company principally engaged in the business of writing variable annuity contracts directed to the market for tax-deferred, long-term savings products.

         Effective January 1, 2004, the Parent contributed to the Company 100% of the outstanding capital stock of its consolidated subsidiary, AIG SunAmerica Asset Management Corp. ("SAAMCo") (formerly SunAmerica Asset Management Corp.) which in turn has two wholly owned subsidiaries: AIG SunAmerica Capital Services, Inc. ("SACS") (formerly SunAmerica Capital Services, Inc.) and AIG SunAmerica Fund Services, Inc. ("SFS") (formerly SunAmerica Fund Services, Inc.). Pursuant to this contribution, SAAMCo became a direct wholly owned subsidiary of the Company. Shareholder's equity at December 31, 2003 was restated to include $150,653,000, for SAAMCo. Similarly, the results of operations and cash flows for the year ended December 31, 2003 have been restated for the addition to pretax income of $16,345,000 to reflect the SAAMCo activity. Prior to this capital contribution to the Company, SAAMCo distributed certain investments with a tax effect of $49,100,000 which was indemnified by its then parent, SALIC. See Note 10 of the Notes to Consolidated Financial Statements.

         SAAMCo and its wholly owned distributor, SACS, and its wholly owned servicing administrator, SFS, represent the Company's asset management operations. These companies earn fee income by managing, distributing and administering a diversified family of mutual funds, managing certain subaccounts offered within the Company's variable annuity products and providing professional management of individual, corporate and pension plan portfolios.

         The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing financial products. The Company is exposed to the typical risks normally associated with a portfolio of fixed-income securities, namely interest rate, option, liquidity and credit risk. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration of its assets and liabilities, monitoring and limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities, and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. The Company also is exposed to market risk, as market volatility may result in reduced fee income in the case of assets held in separate accounts.

         Products for the annuity operations and asset management operations are marketed through affiliated and independent broker-dealers, full-service securities firms and financial institutions. One independent selling organization in the annuity operations represented 32.1% of deposits in the year ended December 31, 2005, 24.8% of deposits in the year ended December 31, 2004 and 14.6% of deposits in the year ended December 31, 2003. No other independent selling organization was responsible for 10% or more of deposits for any such period. One independent selling organization in the asset management operations represented 12.4% of deposits in the year ended December 31, 2005, 16.0% of deposits in the year ended December 31, 2004 and 10.8% of deposits in the

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


1.       BASIS OF PRESENTATION (Continued)

         year ended December 31, 2003. No other independent selling organization was responsible for 10% or more of deposits for any such period.

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         BASIS OF PRESENTATION: The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results could differ from those estimates. Certain prior period items have been reclassified to conform to the current period's presentation.

         INVESTMENTS: Cash and short-term investments primarily include cash, commercial paper, money market investments and short-term bank participations. All such investments are carried at cost plus accrued interest, which approximates fair value, have maturities of three months or less and are considered cash equivalents for purposes of reporting cash flows.

         Bonds, notes and redeemable preferred stocks available for sale and common stocks available for sale are carried at aggregate fair value and changes in unrealized gains or losses, net of deferred acquisition costs, other deferred expenses and income tax, are credited or charged directly to the accumulated other comprehensive income or loss component of shareholder's equity. Bonds, notes, redeemable preferred stocks and common stocks are reduced to estimated net fair value when declines in such values are considered to be other than temporary. Estimates of net fair value are subjective and actual realization will be dependent upon future events.

         Mortgage loans are carried at amortized unpaid balances, net of provisions for estimated losses. Policy loans are carried at unpaid balances. Mutual funds consist of seed money for mutual funds used as investment vehicles for the Company's variable annuity separate accounts and is carried at market value. Real estate is carried at the lower of cost or net realizable value.

         Securities lending collateral consist of securities provided as collateral with respect to the Company's securities lending program. The Company has entered into a securities lending agreement with an affiliated lending agent, which authorizes the agent to lend securities held in the Company's portfolio to a list of authorized borrowers. The fair value of securities pledged under the securities lending agreement were $1,249,900,000 and $862,481,000 as of December 31, 2005 and 2004,
         respectively, and represents securities included in bonds, notes and redeemable preferred stocks available for sale caption in the consolidated balance sheet as of December 31, 2005 and 2004, respectively. The Company receives primarily cash collateral in an amount in excess of the market value of the securities loaned. The affiliated lending agent monitors the daily market value of securities loaned with respect to the collateral value and obtains additional collateral when necessary to ensure that collateral is maintained at a minimum of 102% of the value of the loaned securities. Such collateral is not available for the general use of the Company. Income earned on the collateral, net of interest paid on the securities lending agreements and the related management fees paid to administer the program, is recorded as investment income in the consolidated statement of income and comprehensive income. At December 31, 2005, approximately $136,179,000 of such collateral was invested in AIG affiliated entities.

         Other invested assets consist principally of investments in limited partnerships and derivative financial instruments purchased to partially offset the risk of Guaranteed Minimum Account Value ("GMAV") benefits and Guaranteed Minimum Withdrawal ("GMWB") benefits (see Note
         7). Limited partnerships are carried at cost. The derivative financial instruments are marked to market and changes in market value are recorded through net realized investment gains (losses) included in the consolidated statement of income and comprehensive income.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

         Realized gains and losses on the sale of investments are recognized in operations at the date of sale and are determined by using the specific cost identification method. Premiums and discounts on investments are amortized to investment income by using the interest method over the contractual lives of the investments.

         The Company regularly reviews its investments for possible impairment based on criteria including economic conditions, market prices, past experience and other issuer-specific developments among other factors. If there is a decline in a security's net realizable value, a determination is made as to whether that decline is temporary or "other than temporary". If it is believed that a decline in the value of a particular investment is temporary, the decline is recorded as an unrealized loss in accumulated other comprehensive income. If it is believed that the decline is "other than temporary", the Company writes down the carrying value of the investment and records a realized loss in the consolidated statement of income and comprehensive income. Impairment writedowns totaled $10,288,000, $21,050,000 and $54,092,000 in the years ending December 31, 2005, 2004 and 2003, respectively.

         DERIVATIVE FINANCIAL INSTRUMENTS: Derivative financial instruments primarily used by the Company include interest rate swap agreements and derivative financial instruments entered into to partially offset the risk of certain guarantees of annuity contract values. The Company is neither a dealer nor a trader in derivative financial instruments.

         The Company recognizes all derivatives in the consolidated balance sheet at fair value. Gains and losses in the fair value of derivatives are recognized in net realized investment gains (losses) in the consolidated statement of income and comprehensive income.

         The Company issues certain variable annuity products that offer an optional GMAV and GMWB living benefit. Under Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards ("FAS") No. 133, "Accounting for Derivative Instruments and Hedging Activities"("FAS 133"), the GMAV and GMWB benefits are considered embedded derivatives that are bifurcated and marked to market and recorded in other liabilities in the consolidated balance sheet. Changes in the market value of the estimated GMAV and GMWB benefits are recorded in net realized investment gains (losses) in the consolidated statement of income and comprehensive income.

         DEFERRED ACQUISITION COSTS ("DAC"): Policy acquisition costs are deferred and amortized over the estimated lives of the annuity and universal life insurance contracts. Policy acquisition costs include commissions and other costs that vary with, and are primarily related to, the production or acquisition of new business.

         DAC is amortized based on a percentage of expected gross profits ("EGPs") over the life of the underlying contracts. EGPs are computed based on assumptions related to the underlying contracts, including their anticipated duration, the growth rate of the separate account assets (with respect to variable options of the variable annuity contracts) or general account assets (with respect to fixed options of variable annuity contracts ("Fixed Options") and universal life insurance contracts) supporting the annuity obligations, costs of providing for contract guarantees and the level of expenses necessary to maintain the contracts. The Company adjusts amortization of DAC and other deferred expenses (a "DAC unlocking") when estimates of future gross profits to be realized from its annuity contracts are revised.

         The assumption for the long-term annual net growth of the separate account assets used by the Company in the determination of DAC amortization with respect to its variable annuity contracts is 10% (the "long-term growth rate assumption"). The Company uses a "reversion to the mean" methodology that allows the Company to maintain this 10% long-term growth rate assumption, while also giving consideration to the effect of short-term swings in the equity markets. For example, if performance were 15% during the first year following the introduction of a product, the DAC model would assume that market returns for the following five years (the "short-term growth rate assumption") would approximate 9%, resulting in an average annual growth rate of 10% during the life of the product. Similarly, following periods of below 10% performance, the model will assume a short-term growth rate higher than 10%. A DAC unlocking will occur if management deems the short-term growth rate (i.e., the growth

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

         rate required to revert to the mean 10% growth rate over a five-year period) to be unreasonable. The use of a reversion to the mean assumption is common within the industry; however, the parameters used in the methodology are subject to judgment and vary within the industry.

         As debt and equity securities available for sale are carried at aggregate fair value, an adjustment is made to DAC equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in net unrealized gains or losses on debt and equity securities available for sale which is a component of accumulated other comprehensive income (loss) and is credited or charged directly to shareholder's equity.

         The Company reviews the carrying value of DAC on at least an annual basis. Management considers estimated future gross profit margins as well as expected mortality, interest earned and credited rates, persistency and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to amortization expense on the consolidated statement of income and comprehensive income.

         OTHER DEFERRED EXPENSES: The annuity operations currently offers enhanced crediting rates or bonus payments to contract holders on certain of its products. Such amounts are deferred and amortized over the life of the contract using the same methodology and assumptions used to amortize DAC. The Company reviews the carrying value of other deferred expenses on at least an annual basis. Management considers estimated future gross profit margins as well as expected mortality, interest earned, credited rates, persistency, withdrawal rates, rates of market return and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

         The asset management operations defer distribution costs that are directly related to the sale of mutual funds that have a 12b-1 distribution plan and/or contingent deferred sales charge feature (collectively, "Distribution Fee Revenue"). The Company amortizes these deferred distribution costs on a straight-line basis, adjusted for redemptions, over a period ranging from one year to eight years depending on share class. Amortization of these deferred distribution costs is increased if at any reporting period the value of the deferred amount exceeds the projected Distribution Fee Revenue. The projected Distribution Fee Revenue is impacted by estimated future withdrawal rates and the rates of market return. Management uses historical activity to estimate future withdrawal rates and average annual performance of the equity markets to estimate the rates of market return.

         VARIABLE ANNUITY ASSETS AND LIABILITIES RELATED TO SEPARATE ACCOUNTS:
         The assets and liabilities resulting from the receipt of variable annuity deposits are segregated in separate accounts. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are included in variable annuity policy fees in the consolidated statement of income and comprehensive income.

         GOODWILL: Goodwill amounted to $14,038,000 (net of accumulated amortization of $18,838,000) at December 31, 2005 and 2004. In accordance with Statement of Financial Accounting Standard No. 142, "Goodwill and Other Intangible Assets" ("SFAS 142"), the Company assesses goodwill for impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred. The assessment of impairment involves a two-step process whereby an initial assessment for potential impairment is performed, followed by a measurement of the amount of the impairment, if any. The Company has evaluated goodwill for impairment as of December 31, 2005 and 2004, and has determined that no impairment provision is necessary.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

         RESERVES FOR FIXED ANNUITY CONTRACTS, FIXED ACCOUNTS OF VARIABLE ANNUITY CONTRACTS, UNIVERSAL LIFE INSURANCE CONTRACTS AND GUARANTEED INVESTMENT CONTRACTS: Reserves for fixed annuity, Fixed Options, universal life insurance and guaranteed investment contracts are accounted for in accordance with Statement of Financial Accounting Standards No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments," and are recorded at accumulated value (deposits received, plus accrued interest, less withdrawals and assessed fees). Under GAAP, deposits collected on non-traditional life and annuity insurance products, such as those sold by the Company, are not reflected as revenues in the Company's consolidated statement of income and comprehensive income, as they are recorded directly to contract holders' liabilities upon receipt.

         RESERVES FOR GUARANTEED BENEFITS: Reserves for guaranteed minimum death benefits ("GMDB"), earnings enhancement benefit ("EEB") and guaranteed minimum income benefits ("GMIB") are accounted for in accordance with Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). See Recently Issued Accounting Standards below.

         FEE INCOME: Fee income includes variable annuity policy fees, asset management fees, universal life insurance fees and surrender charges. Variable annuity policy fees are generally based on the market value of assets in the separate accounts supporting the variable annuity contracts. Asset management fees include investment advisory fees and 12b-1 distribution fees and are based on the market value of assets managed in mutual funds and certain variable annuity portfolios by SAAMCo. Universal life insurance policy fees consist of mortality charges, up-front fees earned on deposits received and administrative fees, net of reinsurance premiums. Surrender charges are assessed on withdrawals occurring during the surrender charge period. All fee income is recorded as income when earned.

         INCOME TAXES: Prior to the 2004, the Company was included in a consolidated federal income tax return with its Parent. Also, prior to 2004, SAAMCO, SFS and SACS were included in a separate consolidated federal income tax return with their parent, Saamsun Holdings Corporation. Beginning in 2004, all of these companies are included in the consolidated federal income tax return of their ultimate parent, AIG. Income taxes have been calculated as if each entity files a separate return. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax basis of assets and liabilities using enacted income tax rates and laws.

         RECENTLY ISSUED ACCOUNTING STANDARDS: In July 2003, the American Institute of Certified Public Accountants issued SOP 03-1. This statement was effective as of January 1, 2004, and requires the Company to recognize a liability for GMDB and certain living benefits related to its variable annuity contracts, account for enhanced crediting rates or bonus payments to contract holders and modifies certain disclosures and financial statement presentations for these products. In addition, SOP 03-1 addresses the presentation and reporting of separate accounts and the capitalization and amortization of certain other expenses. The Company reported for the first quarter of 2004 a one-time cumulative accounting charge upon adoption of $62,589,000 ($96,291,000 pre-tax) to reflect the liability and the related impact of DAC and reinsurance as of January 1, 2004.

         At the March 2004 meeting, the Emerging Issue Task Force ("EITF") reached a consensus with respect to Issue No. 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments." On September 30, 2004, the FASB issued FASB staff pronouncement ("FSP") EITF No. 03-1-1, Effective Date of Paragraphs 10-20 of EITF Issue No. 03-1, "The Meaning of Other-Than-Temporary Impairments and Its Application to Certain Investments" delaying the effective date of this guidance until the FASB has resolved certain implementation issues with respect to this guidance, but the disclosures remain effective. This FSP, retitled FSP FAS 115-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments," replaces the measurement and recognition guidance set forth in Issue No. 03-1 and codifies certain existing guidance

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

         on impairment. Adoption of FSP FAS 115-1 is not expected to have a material effect on the Company's financial condition or results of operations.

         On June 1, 2005, the FASB issued Statement No. 154, "Accounting Changes and Error Corrections" ("FAS 154"). FAS 154 replaces Accounting Principles Board ("APB") Opinion No. 20, "Accounting Changes" and FASB Statement No. 3, "Reporting Accounting Changes in Interim Financial Statements." FAS 154 requires that a voluntary change in accounting principle be applied retrospectively with all prior period financial statements based on the new accounting principle, unless its impracticable to do so. FAS 154 also provides that a correction of errors in previously issued financial statements should be termed a "restatement." The new standard is effective for accounting changes and correction of errors beginning January 1, 2006.

         On September 19, 2005, FASB issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts." SOP 05-1 provides guidance on accounting for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in FASB Statement No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments." The SOP defines an internal replacement as a modification in product benefits, features, rights, or coverage that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. The effective date of the implementation guidance is January 1, 2007. The Company is currently assessing the effect of implementing this guidance.

         On June 29, 2005, FASB issued Statement 133 Implementation Issue No. B38, "Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument through Exercise of an Embedded Put Option or Call Option." This implementation guidance relates to the potential settlement of the debtor's obligation to the creditor that would occur upon exercise of the put option or call option, which meets the net settlement criterion in FAS 133 paragraph 9(a). The effective date of the implementation guidance is January 1, 2006. The Company is currently assessing the effect of implementing this guidance.

         On June 29, 2005, FASB issued Statement 133 Implementation Issue No. B39, "Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor." The conditions in FAS 133 paragraph 13(b) do not apply to an embedded call option in a hybrid instrument containing a debt host contract if the right to accelerate the settlement of the debt can be exercised only by the debtor (issuer/borrower). This guidance does not apply to other embedded derivative features that may be present in the same hybrid instrument. The effective date of the implementation guidance is January 1, 2006. The Company is currently assessing the effect of implementing this guidance.

         On February 16, 2006, the FASB issued FAS No. 155, "Accounting for Certain Hybrid Financial Instruments" (FAS 155), and amendment of FAS 140 and FAS 133. FAS 155 permits the Company to elect to measure any hybrid financial instrument at fair value (with changes in fair value recognized in earnings) if the hybrid instrument contains an embedded derivative that would otherwise be required to be bifurcated and accounted for separately under FAS 133. The election to measure the hybrid instrument at fair value is made on an instrument-by-instrument basis and is irrevocable. FAS 155 will be effective for all instruments acquired, issued, or subject to a remeasurement event occurring after the beginning of the Company's fiscal year that begins after September 15, 2006, with earlier adoption permitted as of the beginning of 2006, provided that financial statements for any interim period of that fiscal year have not been issued. The Company has decided to early adopt FAS 155 effective January 1, 2006, and is assessing the effect of this change in accounting.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


3.       INVESTMENTS

         The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks by major category follow:


                                                               Amortized      Estimated
                                                                 Cost        Fair Value
                                                               ----------    -----------

                                                                   (in thousands)

        AT DECEMBER 31, 2005:
        U.S. government securities                             $   32,340     $   33,337
        Mortgage-backed securities                              1,049,241      1,058,516
        Securities of public utilities                            275,482        277,763
        Corporate bonds and notes                               2,785,382      2,817,720
        Other debt securities                                     679,528        683,540
                                                               ----------     ----------

          Total                                                $4,821,973     $4,870,876
                                                               ==========     ==========



                                                               Amortized      Estimated
                                                                 Cost         Fair Value
                                                               ----------     ----------

                                                                   (in thousands)
        AT DECEMBER 31, 2004:
        U.S. government securities                             $   28,443     $   30,300
        Mortgage-backed securities                                926,274        956,567
        Securities of public utilities                            321,381        332,038
        Corporate bonds and notes                               2,797,943      2,902,829
        Other debt securities                                     913,687        917,743
                                                               ----------     ----------

          Total                                                $4,987,728     $5,139,477
                                                               ==========     ==========

         At December 31, 2005, bonds, notes and redeemable preferred stocks included $247,457,000 that were not rated investment grade. These non-investment-grade securities are comprised of bonds spanning 10 industries with 20%, 18%, 15%, 12%, 11% and 10% concentrated in financial services, utilities, telecommunications, noncyclical consumer, transportation and cyclical consumer industries, respectively. No other industry concentration constituted more than 10% of these assets.

         At December 31, 2005, mortgage loans were collateralized by properties located in 27 states, with loans totaling approximately 25%, 11%, 11% and 11% of the aggregate carrying value of the portfolio secured by properties located in California, Massachusetts, Texas and Michigan, respectively. No more than 10% of the portfolio was secured by properties in any other single state.

         At December 31, 2005, the carrying value, which approximates its estimated fair value, of all investments in default as to the payment of principal or interest totaled $21,191,000 of bonds.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


3.       INVESTMENTS (Continued)

         As a component of its asset and liability management strategy, the Company utilizes interest rate swap agreements to match assets more closely to liabilities. Interest rate swap agreements exchange interest rate payments of differing character (for example, variable-rate payments exchanged for fixed-rate payments) with a counterparty, based on an underlying principal balance (notional principal) to hedge against interest rate changes.

         The Company typically utilizes swap agreements to create a hedge that effectively converts floating-rate assets to fixed-rate instruments.

         At December 31, 2005, $9,685,000 of bonds, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.

         The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks by contractual maturity, as of December 31, 2005, follow:

                                                    Amortized      Estimated
                                                       Cost        Fair Value
                                                    ----------     ----------

                                                        (in thousands)
         Due in one year or less                    $  302,155     $  308,318
         Due after one year through five years       1,752,254      1,762,652
         Due after five years through ten years      1,344,904      1,362,262
         Due after ten years                           373,419        379,128
         Mortgage-backed securities                  1,049,241      1,058,516
                                                    ----------     ----------

           Total                                    $4,821,973     $4,870,876
                                                    ==========     ==========

         Actual maturities of bonds, notes and redeemable preferred stocks may differ from those shown above due to prepayments and redemptions.

         Gross unrealized gains and losses on bonds, notes and redeemable preferred stocks by major category follow:

                                                    Gross         Gross
                                                 Unrealized     Unrealized
                                                    Gains         Losses
                                                 ----------     ----------

                                                      (in thousands)
         AT DECEMBER 31, 2005:
         U.S. government securities               $     997     $      --
         Mortgage-backed securities                  15,534        (6,259)
         Securities of public utilities               4,449        (2,168)
         Corporate bonds and notes                   59,243       (26,905)
         Other debt securities                       12,697        (8,685)
                                                  ---------     ---------

           Total                                  $  92,920     $ (44,017)
                                                  =========     =========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.       INVESTMENTS (Continued)

                                                   Gross          Gross
                                                 Unrealized     Unrealized
                                                   Gains          Losses
                                                 ----------     ----------

                                                     (in thousands)
         AT DECEMBER 31, 2004:
         U.S. government securities              $    1,857     $       --
         Mortgage-backed securities                  32,678         (2,385)
         Securities of public utilities              11,418           (761)
         Corporate bonds and notes                  118,069        (13,183)
         Other debt securities                       14,871        (10,815)
                                                 ----------     ----------

           Total                                 $  178,893     $  (27,144)
                                                 ==========     ==========

         Gross unrealized gains on equity securities aggregated $1,326,000 at December 31, 2005 and $1,437,000 at December 31, 2004. There were no unrealized losses on equity securities at December 31, 2005 and December 31, 2004.

         The following tables summarize the Company's gross unrealized losses and estimated fair values on investments, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2005 and 2004 (dollars in thousands).

                                   Less than 12 Months                   12 Months or More                      Total
                           ---------------------------------     --------------------------------   ------------------------------
                                        Unrealized                            Unrealized                        Unrealized
     December 31, 2005     Fair Value      Loss        Items     Fair Value      Loss       Items   Fair Value     Loss      Items
                           ---------------------------------     --------------------------------   ------------------------------
     Mortgage-backed
      securities           $  400,513   $   (4,275)       85     $   57,067   $   (1,984)      13   $  457,580  $   (6,259)     98
     Securities of
      public utilities         83,797       (1,538)       19         18,485         (630)       6      102,282      (2,168)     25
     Corporate bonds and
      notes                 1,156,959      (18,235)      189        233,052       (8,670)      49    1,390,011     (26,905)    238
     Other debt securities    181,348       (3,540)       31        124,346       (5,145)      23      305,694      (8,685)     54
                           ---------------------------------     --------------------------------   ------------------------------
     Total                 $1,822,617   $  (27,588)      324     $  432,950   $  (16,429)      91   $2,255,567  $  (44,017)    415
                           =================================     ================================   ==============================

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


3.       INVESTMENTS (Continued)

                                       Less than 12 Months             12 Months or More                   Total
                                 ------------------------------  -----------------------------  ------------------------------
                                             Unrealized                           Unrealized                     Unrealized
     December 31, 2004           Fair Value     Loss      Items  Fair Value     Loss     Items  Fair Value     Loss     Items
                                 ------------------------------  -----------------------------  ------------------------------
     Mortgage-backed securities  $  125,589  $   (1,282)     23  $   40,275  $   (1,103)     9  $  165,864  $   (2,385)    32
     Securities of public
      utilities                      46,249        (761)      9           0           0      0      46,249        (761)     9
     Corporate bonds and notes     487,923      (7,418)     86      87,194      (5,765)    15     575,117     (13,183)   101
     Other debt securities          207,378      (4,062)     36      79,782      (6,753)    12     287,160     (10,815)    48
                                 ------------------------------  -----------------------------  ------------------------------
     Total                       $  867,139  $  (13,523)    154  $  207,251  $  (13,621)    36  $1,074,390  $  (27,144)   190
                                 ==============================  =============================  ==============================

         Realized investment gains and losses include the following:

                                                         Years ended December 31,
                                                      ------------------------------
                                                        2005       2004       2003
                                                      --------   --------   --------

                                                              (in thousands)
         Bonds, notes and redeemable preferred stock  $(19,770)  $(20,613)  $(32,293)
         Common stock                                       51       (242)       444
         Other invested assets                          28,644     (1,965)     6,802
                                                      --------   --------   --------

         Net realized investment gains (losses)       $  8,925   $(22,820)  $(25,047)
                                                      ========   ========   ========


         Realized investment gains and losses on sales of bonds, notes and redeemable preferred stock and equity securities are as follows:

                                                            Years ended December 31,
                                                        ------------------------------
                                                          2005       2004       2003
                                                        --------   --------   --------

                                                                (in thousands)
         BONDS, NOTES AND REDEEMABLE
            PREFERRED STOCKS:
            Realized gains                              $ 11,526   $ 12,240   $ 30,896
            Realized losses                              (23,927)   (12,623)   (11,818)

         COMMON STOCKS:
            Realized gains                                    51          5        561
            Realized losses                                   --       (247)      (117)


                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


3.       INVESTMENTS (Continued)

         The sources and related amounts of investment income are as follows:

                                                             Years ended December 31,
                                                       ---------------------------------
                                                          2005       2004         2003
                                                       ---------   ---------   ---------

                                                                (in thousands)
         Short-term investments                        $   7,740   $   2,483   $   1,363
         Bonds, notes and redeemable preferred stocks    264,284     293,258     321,493
         Mortgage loans                                   48,633      50,825      53,951
         Partnerships                                     10,393         417        (478)
         Policy loans                                     13,869      17,130      15,925
         Real estate                                        (189)       (202)       (331)
         Other invested assets                             1,969       1,162       8,001
         Less: investment expenses                        (2,008)     (2,466)     (2,308)
                                                       ---------   ---------   ---------

         Total investment income                       $ 344,691   $ 362,607   $ 397,616
                                                       =========   =========   =========

4.       FAIR VALUE OF FINANCIAL INSTRUMENTS

         The following estimated fair value disclosures are limited to reasonable estimates of the fair value of only the Company's financial instruments. The disclosures do not address the value of the Company's recognized and unrecognized non-financial assets (including its real estate investments and other invested assets except for partnerships) and liabilities or the value of anticipated future business. The Company does not plan to sell most of its assets or settle most of its liabilities at these estimated fair values.

         The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Selling expenses and potential taxes are not included. The estimated fair value amounts were determined using available market information, current pricing information and various valuation methodologies. If quoted market prices were not readily available for a financial instrument, management determined an estimated fair value. Accordingly, the estimates may not be indicative of the amounts the financial instruments could be exchanged for in a current or future market transaction.

         The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

         CASH AND SHORT-TERM INSTRUMENTS: Carrying value is considered to be a reasonable estimate of fair value.

         BONDS, NOTES AND REDEEMABLE PREFERRED STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information. For securities that do not have readily determinable market prices, the fair value is estimated with internally prepared valuations (including those based on estimates of future profitability). Otherwise, the most recent purchases and sales of similar unquoted securities, independent broker quotes or comparison to similar securities with quoted prices when possible is used to estimate the fair value of those securities.

         MORTGAGE LOANS: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

         POLICY LOANS: Carrying value is considered a reasonable estimate of fair value.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


4.       FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

         MUTUAL FUNDS: Fair value is considered to be the market value of the underlying securities.

         COMMON STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.

         SECURITIES LENDING COLLATERAL/PAYABLE: Carrying value is considered to be a reasonable estimate of fair value.

         OTHER INVESTED ASSETS: Other invested assets include derivative financial instruments and partnerships. The fair value of the derivative financial instruments is based principally on broker quotes. Fair value of partnerships that invest in debt and equity securities is based upon the fair value of the net assets of the partnerships as determined by the general partners.


         RESERVES FOR FIXED ANNUITY AND FIXED ACCOUNTS OF VARIABLE ANNUITY
         CONTRACTS: Deferred annuity contracts are assigned a fair value equal to current net surrender value. Annuitized contracts are valued based on the present value of future cash flows at current pricing rates.

         RESERVES FOR GUARANTEED INVESTMENT CONTRACTS: Fair value is based on the present value of future cash flows at current pricing rates.

         The estimated fair values of the Company's financial instruments at December 31, 2005 and 2004 compared with their respective carrying values, are as follows:

                                                                           Carrying     Fair
                                                                             Value      Value
                                                                          ----------  ----------

                                                                              (in thousands)
         DECEMBER 31, 2005:

         ASSETS:
               Cash and short-term investments                            $  190,066  $  190,066
               Bonds, notes and redeemable preferred stocks                4,870,876   4,870,876
               Mortgage loans                                                490,876     508,485
               Policy loans                                                  170,353     170,353
               Mutual funds                                                   24,380      24,380
               Common stocks                                                  26,341      26,341
               Securities lending collateral                               1,278,694   1,278,694
               Other invested assets                                          65,310      65,310

         LIABILITIES:
               Reserves for fixed annuity and fixed accounts of variable
                   annuity contracts                                      $3,548,441  $3,477,797
               Reserves for guaranteed investment contracts                  117,556     117,646
               Securities lending payable                                  1,278,694   1,278,694

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.       FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

                                                                              Carrying         Fair
                                                                                Value          Value
                                                                            ------------    ------------

                                                                                  (in thousands)
         DECEMBER 31, 2004:
         ASSETS:
               Cash and short-term investments                              $    201,117    $    201,117
               Bonds, notes and redeemable preferred stocks                    5,139,477       5,139,477
               Mortgage loans                                                    624,179         657,828
               Policy loans                                                      185,958         185,958
               Mutual funds                                                        6,131           6,131
               Common stocks                                                      26,452          26,452
               Securities lending collateral                                     883,792         883,792
               Other invested assets                                              58,880          58,880

         LIABILITIES:
               Reserves for fixed annuity and fixed accounts of variable
                   annuity contracts                                        $  3,948,158    $  3,943,265
               Reserves for guaranteed investment contracts                      215,331         219,230
               Securities lending payable                                        883,792         883,792

5.       DEFERRED ACQUISITION COSTS

         The following table summarizes the activity in deferred acquisition costs:

                                                          Years Ended December 31,
                                                         ---------------------------
                                                            2005            2004
                                                         -----------     -----------

                                                               (in thousands)

         Balance at beginning of year                    $ 1,349,089     $ 1,268,621
         Acquisition costs deferred                          202,790         246,033
         Effect of net unrealized gains on securities         13,570             267
         Amortization charged to income                     (187,431)       (126,142)
         Cumulative effect of SOP 03-1                            --         (39,690)
                                                         -----------     -----------

         Balance at end of year                          $ 1,378,018     $ 1,349,089
                                                         ===========     ===========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


6.       OTHER DEFERRED EXPENSES

         The annuity operations defer enhanced crediting rates or bonus payments to contract holders on certain of its products ("Bonus Payments"). The asset management operations defer distribution costs that are directly related to the sale of mutual funds that have a 12b-1 distribution plan and/or contingent deferred sales charge feature. The following table summarizes the activity in these deferred expenses:

                                                            Bonus       Distribution
                                                          Payments          Costs           Total
                                                         -----------    ------------     -----------
                                                                       (in thousands)
         YEAR ENDED DECEMBER 31, 2005

         Balance at beginning of year                    $   182,103     $    75,678     $   257,781
         Expenses deferred                                    29,039          15,918          44,957
         Effect of net unrealized gains on securities          1,530              --           1,530
         Amortization charged in income                      (18,069)        (30,598)        (48,667)
                                                         -----------     -----------     -----------

         Balance at end of year                          $   194,603     $    60,998     $   255,601
                                                         ===========     ===========     ===========


         YEAR ENDED DECEMBER 31, 2004

         Balance at beginning of year                    $   155,695     $    81,011     $   236,707
         Expenses deferred                                    36,732          26,175          62,906
         Effect of net unrealized gains on securities             33              --              33
         Amortization charged in income                      (10,357)        (31,508)        (41,865)
                                                         -----------     -----------     -----------

         Balance at end of year                          $   182,103     $    75,678     $   257,781
                                                         ===========     ===========     ===========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


7.       GUARANTEED BENEFITS

         The Company issues variable annuity contracts for which the investment risk is generally borne by the contract holder, except with respect to amounts invested in the Fixed Options. For many of the Company's variable annuity contracts, the Company offers contractual guarantees in the event of death, at specified dates during the accumulation period, upon certain withdrawals or at annuitization. Such benefits are referred to as GMDB, GMAV, GMWB and guaranteed minimum income benefits ("GMIB"), respectively. The Company also issues certain variable annuity products that offer an optional earnings enhancement benefit ("EEB") feature that provides an additional death benefit amount equal to a fixed percentage of earnings in the contract, subject to certain maximums.

         The assets supporting the variable portion of variable annuity contracts are carried at fair value and reported as summary total "variable annuity assets held in separate accounts" with an equivalent summary total reported for liabilities. Amounts assessed against the contract holders for mortality, administrative, other services and certain features are included in variable annuity policy fees, net of reinsurance, in the consolidated statement of income and comprehensive income. Changes in liabilities for minimum guarantees (GMDB, GMIB and EEB) are included in guaranteed benefits, net of reinsurance, in the consolidated statement of income and comprehensive income. Separate account net investment income, net investment gains and losses and the related liability charges are offset within the same line item in the consolidated statement of income and comprehensive income.

         The Company offers GMDB options that guarantee for virtually all contract holders, that upon death, the contract holder's beneficiary will receive the greater of (1) the contract holder's account value, or
         (2) a guaranteed minimum death benefit that varies by product and election by policy owner. The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to guaranteed benefits, net of reinsurance recoveries, if actual experience or other evidence suggests that earlier assumptions should be revised.

         EEB is a feature the Company offers on certain variable annuity products. For contract holders who elect the feature, the EEB provides an additional death benefit amount equal to a fixed percentage of earnings in the contract, subject to certain maximums. The Company bears the risk that account values following favorable performance of the financial markets will result in greater EEB death claims and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided.

         If included in the contract, GMIB provides a minimum fixed annuity payment guarantee after a seven, nine or ten-year waiting period. The GMIB liability is determined each period end by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to guaranteed benefits, net of reinsurance recoveries, if actual experience or other evidence suggests that earlier assumptions should be revised.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


7.       GUARANTEED BENEFITS (Continued)

         GMAV is a feature offered on certain variable annuity products. If available and elected by the contract holder at the time of contract issuance, GMAV guarantees that the account value under the contract will at least equal the amount of deposits invested during the first ninety days, adjusted for any subsequent withdrawals, at the end of a ten-year waiting period. The Company purchases put options and futures on the S&P 500 index to partially offset this risk. GMAVs are considered to be derivatives under FAS 133, and are recognized at fair value in the consolidated balance sheet and in net realized investment gains (losses) in the consolidated statement of income and comprehensive income.

         GMWB is a feature offered on certain variable annuity products. If available and elected by the contract holder at the time of contract issuance, this feature provides a guaranteed annual withdrawal stream at the end of a specified wait period, if any, regardless of market performance. The guaranteed withdrawal stream is based upon deposits invested during a specified period adjusted for subsequent withdrawals, and may include an increase in the benefit base. GMWBs are considered to be derivatives under FAS 133 and are recognized at fair value in the consolidated balance sheet and in net realized investment gains (losses) in the consolidated statement of income and comprehensive income.

         Details concerning the Company's guaranteed benefit exposures as are as follows:

                                                                                               Highest
                                                                                              Specified
                                                                                             Anniversary
                                                                                            Account Value
                                                                       Return of Net            Minus
                                                                      Deposits Plus a        Withdrawals
                                                                          Minimum               Post
                                                                          Return             Anniversary
                                                                      ---------------       -------------
         AT DECEMBER 31, 2005
                                                                            (dollars in millions)
         In the event of death (GMDB and EEB):
            Net account value                                             9,968                 9,166
            Net amount at risk (a)                                          782                   826
            Average attained age of contract holders                         67                    64
            Range of guaranteed minimum return rates                     0%-5.0%                    0%

         At annuitization (GMIB):
            Net account value                                             2,164
            Net amount at risk (b)                                            3
            Weighted average period remaining until earliest
              annuitization                                                 3.2
            Range of guaranteed minimum return rates                     0%-6.5%

         Accumulation at specified date (GMAV):
            Account value                                                 1,932
            Net amount at risk (c)                                           --
            Weighted average period remaining until guaranteed
              payment                                                       8.3

         Annual withdrawals at specified date (GMWB):
            Account value                                                 1,026
            Net amount at risk (d)                                           --
            Weighted average period remaining until expected payout        15.9

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

7.       GUARANTEED BENEFITS (Continued)

                                                                                                      Highest
                                                                                                     Specified
                                                                                                    Anniversary
                                                                                                   Account Value
                                                                             Return of Net             Minus
                                                                            Deposits Plus a         Withdrawals
                                                                                Minimum                Post
                                                                                Return              Anniversary
                                                                            ---------------        --------------
         AT DECEMBER 31, 2004
                                                                                    (dollars in millions)
         In the event of death (GMDB and EEB):
            Net account value                                                    9,912                  7,739
            Net amount at risk (a)                                                 933                  1,137
            Average attained age of contract holders                                67                     64
            Range of guaranteed minimum return rates                            0%-5.0%                     0%

         At annuitization (GMIB):
            Net account value                                                    1,293
            Net amount at risk (b)                                                   3
            Weighted average period remaining until earliest
             annuitization                                                         3.8
            Range of guaranteed minimum return rates                            0%-6.5%

         Accumulation at specified date (GMAV):
            Account value                                                        1,533
            Net amount at risk (c)                                                  --
            Weighted average period remaining until guaranteed
             payment                                                               9.0

         Annual withdrawals at specified date (GMWB):
            Account value                                                          294
            Net amount at risk (d)                                                  --
            Weighted average period remaining until expected payout               13.9

         (a) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value, net of reinsurance, if all contract holders died at the same balance sheet date. The net amount at risk does not take into account the effect of caps and deductibles from the various reinsurance treaties.

         (b) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value, net of reinsurance, if all contract holders annuitized at the same balance sheet date.

         (c) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value, if all contract holders reached the specified date at the same balance sheet date.

         (d) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value if all contract holders exercise the maximum withdrawal benefits at the same balance sheet date. If no withdrawals have been made for those policies with a waiting period, the contract holder will realize an increase in the benefit base after all other amounts guaranteed under this benefit have been paid. This increase in the benefit base increases the net amount at risk by $91.5 and $26.3 million as of December 31, 2005 and 2004, respectively and is payable no sooner than 10 years from the end of the waiting period.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


7.       GUARANTEED BENEFITS (Continued)

         The following summarizes the reserve for guaranteed benefits, net of reinsurance, on variable contracts reflected in the general account:

                                                                             Years Ended December 31,
                                                                           ---------------------------
                                                                              2005            2004
                                                                           -----------     -----------

                                                                                 (in thousands)
           Balance at the beginning of the year, before reinsurance (e)    $    76,949     $    92,873
           Guaranteed benefits incurred                                         26,244          61,472
           Guaranteed benefits paid                                             (5,721)        (49,947)
                                                                           -----------     -----------

           Balance at the end of the year, before reinsurance                   97,472         104,398
           Less reinsurance                                                    (31,577)        (27,449)
                                                                           -----------     -----------

           Balance at the end of the year, net of reinsurance              $    65,895     $    76,949
                                                                           ===========     ===========

         (e) Includes amounts from the one-time cumulative accounting change resulting from the adoption of SOP 03-1.

         The following assumptions and methodology were used to determine the reserve for guaranteed benefits at December 31, 2005 and 2004:
            o Data used was 5,000 stochastically generated investment performance scenarios.
            o  Mean investment performance assumption was 10%.
            o  Volatility assumption was 16%.
            o  Mortality was assumed to be 64% of the 75-80 ALB table.
            o Lapse rates vary by contract type and duration and range from 0% to 40%.
            o  The discount rate was approximately 8%.

8.       REINSURANCE

         Reinsurance contracts do not relieve the Company from its obligations to contract holders. The Company could become liable for all obligations of the reinsured policies if the reinsurers were to become unable to meet the obligations assumed under the respective reinsurance agreements. The Company monitors its credit exposure with respect to these agreements. However, due to the high credit ratings of the reinsurers, such risks are considered to be minimal. The Company has no reinsurance recoverable or related concentration of credit risk greater than 10% of shareholder's equity.

         Variable policy fees are net of reinsurance premiums of $28,108,000, $28,604,000 and $30,795,000 in 2005, 2004 and 2003, respectively.
         Universal life insurance fees are net of reinsurance premiums of $33,408,000, $34,311,000 and $33,710,000 in 2005, 2004 and 2003,
         respectively.

         The Company has a reinsurance treaty that limits the Company's universal life risk on any one insured life to $100,000. Reinsurance recoveries recognized as a reduction of claims on universal life insurance contracts amounted to $32,422,000, $34,163,000 and $34,036,000 in 2005, 2004 and 2003, respectively. Guaranteed benefits paid were reduced by reinsurance recoveries of $1,277,000, $2,716,000 and $8,042,000 in 2005, 2004 and 2003, respectively.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


9.       COMMITMENTS AND CONTINGENT LIABILITIES

         The Company has four agreements outstanding in which it has provided liquidity support for certain short-term securities of municipalities and non-profit organizations by agreeing to purchase such securities in the event there is no other buyer in the short-term marketplace. In return the Company receives a fee. In addition, pursuant to these agreements the Company guarantees the payment of these securities upon redemption. The maximum liability under these guarantees at December 31, 2005 is $108,562,000. These commitments expire in 2006. Related to each of these agreements are participation agreements under which the Parent will share in $39,377,000 of these liabilities in exchange for a proportionate percentage of the fees received under these agreements.

         A purported class action captioned Nitika Mehta, as Trustee of the N.D. Mehta Living Trust vs. AIG SunAmerica Life Assurance Company, Case 04L0199, was filed on April 5, 2004 in the Circuit Court, Twentieth Judicial District in St. Clair County, Illinois. The action has been transferred to and is currently pending in the United States District Court for the District of Maryland, Case No. 04-md-15863, as part of a Multi-District Litigation proceeding. The lawsuit alleges certain improprieties in conjunction with alleged market timing activities. The probability of any particular outcome cannot be reasonably estimated at this time.

         On February 9, 2006, AIG announced that it has reached a resolution of claims and matters under investigation with the United States Department of Justice ("DOJ"), the Securities and Exchange Commission ("SEC"), the Office of the New York Attorney General ("NYAG") and the New York State Department of Insurance ("DOI"). The settlements resolve outstanding litigation filed by the SEC, NYAG and DOI against AIG and conclude negotiations with these authorities and the DOJ in connection with the accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of the settlement, the Company obtained temporary permission from the SEC to continue to serve as a depositor for separate accounts, and its registered investment advisor subsidiary, SAAMCo, and its wholly owned distributor, SACS, obtained temporary permission from the SEC to continue to perform their respective investment advisory and distribution services. The Company expects permanent permission to be forthcoming, as the SEC has granted this type of relief to others in the past in similar circumstances. There is no assurance that permanent permission will be granted, however. Accordingly, no assurance can be given that any further changes in circumstances for AIG will not impact the Company.

         Various federal, state and other regulatory agencies are reviewing certain transactions and practices of the Company and its subsidiaries in connection with industry-wide and other inquiries. In the opinion of the Company's management, based on the current status of these inquiries, it is not likely that any of these inquiries will have a material adverse effect on the consolidated financial position, results of operations or cash flows of the Company.

         Various lawsuits against the Company and its subsidiaries have arisen in the ordinary course of business. Contingent liabilities arising from litigation, income taxes and regulatory and other matters are not considered material in relation to the consolidated financial position, results of operations or cash flows of the Company.

         At December 31, 2005, SAAMCo has lease commitments, under joint and several obligations with affiliates, for long-term, non-cancelable, operating leases expiring on various dates through December 31, 2006 and thereafter as follows (in thousands):


                  2006                       $   4,535
                  2007                           3,079
                  2008                           2,833
                  2009                           2,959
                  2010                           2,959
                  Thereafter                    23,098
                                             ---------
                                             $  39,463
                                             =========

         Rent expense was $3,456,000, $3,358,000 and $3,905,000 for the years ended December 31, 2005, 2004 and 2003, respectively.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


10.      SHAREHOLDER'S EQUITY

         The Company is authorized to issue 4,000 shares of its $1,000 par value Common Stock. At December 31, 2005 and 2004, 3,511 shares were outstanding.

         Changes in shareholder's equity are as follows:

                                                                             Years ended December 31,
                                                                   -------------------------------------------
                                                                      2005            2004            2003
                                                                   -----------     -----------     -----------

                                                                                 (in thousands)
         ADDITIONAL PAID-IN CAPITAL:
           Beginning balances                                      $   758,346     $   709,246     $   709,246
           Capital contributions by Parent                               2,913          49,100              --
                                                                   -----------     -----------     -----------

           Ending balances                                         $   761,259     $   758,346     $   709,246
                                                                   ===========     ===========     ===========

         RETAINED EARNINGS:
           Beginning balances                                      $   919,612     $   828,423     $   730,321
           Net income                                                  181,903         142,502          93,530
           Dividends paid to Parent                                    (25,000)         (2,500)        (12,187)
           Adjustment for SICO compensation (See Note 12)               (1,562)             --              --
           Adjustment for tax benefit of distributed subsidiary             --             287          16,759
           Tax effect on a distribution of investment                       --         (49,100)             --
                                                                   -----------     -----------     -----------

           Ending balances                                         $ 1,074,953     $   919,612     $   828,423
                                                                   ===========     ===========     ===========

         ACCUMULATED OTHER COMPREHENSIVE
            INCOME:
            Beginning balances                                     $    72,575     $    72,610     $    16,504
            Change in net unrealized gains (losses) on
              debt securities available for sale                      (104,255)         (1,459)        118,725
            Change in net unrealized gains (losses) on
              equity securities available for sale                       1,224             (65)          1,594
            Change in net unrealized gain (loss)
              on foreign currency                                       (2,071)          1,170              --
            Change in adjustment to deferred acquisition costs
              and other deferred expenses                               15,100             300         (34,000)
            Tax effects of net changes                                  31,501              19         (30,213)
                                                                   -----------     -----------     -----------

            Ending balances                                        $    14,074     $    72,575     $    72,610
                                                                   ===========     ===========     ===========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


10.      SHAREHOLDER'S EQUITY (Continued)

         Gross unrealized gains (losses) on fixed maturity and equity securities included in accumulated other comprehensive income are as follows:

                                                          December 31,     December 31,
                                                              2005            2004
                                                          ------------     ------------

                                                                (in thousands)
         Gross unrealized gains                           $    94,246     $   180,329
         Gross unrealized losses                              (44,093)        (27,144)
         Unrealized gain (loss) on foreign currency              (901)          1,170
         Adjustment to DAC and other deferred expenses        (27,600)        (42,700)
         Deferred income taxes                                 (7,578)        (39,080)
                                                          -----------     -----------

         Accumulated other comprehensive income           $    14,074     $    72,575
                                                          ===========     ===========


         Dividends that the Company may pay to its shareholder in any year without prior approval of the Arizona Department of Insurance are limited by statute. The maximum amount of dividends which can be paid to shareholders of insurance companies domiciled in the state of Arizona without obtaining the prior approval of the Insurance Commissioner is limited to the lesser of either 10% of the preceding year's statutory surplus or the preceding year's statutory net gain from operations if, after paying the dividend, the Company's capital and surplus would be adequate in the opinion of the Arizona Department of Insurance. Accordingly, the maximum amount of dividends that can be paid to stockholder in the year 2006 without obtaining prior approval is $94,712,000. Dividends of $25,000,000 and $2,500,000 were paid in
         2005 and 2004, respectively. Prior to the capital contribution of SAAMCo to the Company, SAAMCo paid dividends to its parent, SunAmerica Life Insurance Company, of $12,187,000 in 2003.

         Under statutory accounting principles utilized in filings with insurance regulatory authorities, the Company's net income totaled $171,505,000, $99,288,000 and $89,071,000 for the years ended December
         31, 2005, 2004 and 2003, respectively. The Company's statutory capital and surplus totaled $950,636,000 at December 31, 2005 and $840,001,000 at December 31, 2004.

11.      INCOME TAXES

         The components of the provisions for income taxes on pretax income consist of the following:


                                                  Years ended December 31,
                                       -------------------------------------------
                                          2005            2004            2003
                                       -----------     -----------     -----------

                                                      (in thousands)

         Current expense (benefit)     $   (19,809)    $   (42,927)    $   127,655
         Deferred expense (benefit)         90,547          49,337         (97,408)
                                       -----------     -----------     -----------

         Total income tax expense      $    70,738     $     6,410     $    30,247
                                       ===========     ===========     ===========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

11.      INCOME TAXES (Continued)

         The U.S. Federal income tax rate is 35% for 2005, 2004 and 2003. Actual tax expense on income differs from the "expected" amount computed by applying the Federal income tax rate because of the following:

                                                                      Years ended December 31,
                                                              ----------------------------------------
                                                                2005           2004           2003
                                                              ----------     ----------     ----------

                                                                           (in thousands)
         Amount computed at statutory rate                    $   88,424     $   74,025     $   43,322
         Increases (decreases) resulting from:
            State income taxes, net of federal tax benefit         1,094          4,020          2,273
            Dividends received deduction                         (19,091)       (19,058)       (15,920)
            Tax credits                                           (1,233)        (4,000)            --
            Adjustment to prior year tax liability (a)                --        (39,730)            --
            Other, net                                             1,544         (8,847)           572
                                                              ----------     ----------     ----------

           Total income tax expense                           $   70,738     $    6,410     $   30,247
                                                              ==========     ==========     ==========

               (a) In 2004, the Company revised its estimate of tax contingency amount for prior year based on additional information that became available.

         Under prior federal income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as "policyholders' surplus". At December 31, 2004, the Company had approximately $14,300,000 of policyholders' surplus on which no deferred tax liability has been recognized, as federal income taxes are not required unless this amount is distributed as a dividend or recognized under other specified conditions. The American Jobs Creation Act of 2004 modified federal income tax law to allow life insurance companies to distribute amounts from policyholders' surplus during 2005 and 2006 without incurring federal income tax on the distributions. The Company eliminated its policyholders' surplus balance in January 2005.

         At December 31, 2005, the Company had net operating carryforwards and capital loss carryforwards for Federal income tax purposes of $15,500,000 and $47,900,000, respectively. Such carryforwards expire in 2023 and 2007, respectively.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

11.      INCOME TAXES (Continued)

         Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of the liability for deferred income taxes are as follows:

                                                                                  December 31,     December 31,
                                                                                      2005             2004
                                                                                  ------------     ------------

                                                                                          (in thousands)

         DEFERRED TAX LIABILITIES:
         Deferred acquisition costs and other deferred expenses                   $   514,893     $   432,868
         State income taxes                                                             4,003          10,283
         Net unrealized gains on debt and equity securities available for sale          7,578          39,080
         Other liabilities                                                              7,796          15,629
                                                                                  -----------     -----------
            Total deferred tax liabilities                                            534,270         497,860
                                                                                  -----------     -----------

         DEFERRED TAX ASSETS:

         Investments                                                                  (16,802)        (28,915)
         Contract holder reserves                                                    (151,424)       (101,301)
         Guaranty fund assessments                                                     (3,313)         (3,402)
         Reserve for guaranteed benefits                                              (23,063)        (26,932)
         Net operating loss carryforward                                               (5,425)         (5,430)
         Capital loss carryforward                                                    (16,770)        (22,321)
         Low income housing credit carryforward                                            --         (44,604)
         Partnership income/loss                                                           --          (6,293)
         Other assets                                                                    (895)         (1,130)
                                                                                  -----------     -----------
            Total deferred tax assets                                                (217,692)       (240,328)
                                                                                  -----------     -----------

         Deferred income taxes                                                    $   316,578     $   257,532
                                                                                  ===========     ===========

         The Company has concluded that the deferred tax asset will be fully realized and no valuation allowance is necessary.

12.      RELATED PARTY TRANSACTION

         Starr International Company, Inc. ("SICO") has provided a series of two-year Deferred Compensation Profit Participation Plans ("SICO Plans") to certain employees of AIG, its subsidiaries and affiliates. The SICO Plans came into being in 1975 when the voting shareholders and Board of Directors of SICO, a private holding company whose principal asset is AIG common stock, decided that a portion of the capital value of SICO should be used to provide an incentive plan for the current and succeeding managements of all American International companies, including the Company.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


12.      RELATED PARTY TRANSACTION (Continued)

         None of the costs of the various benefits provided under the SICO Plans has been paid by the Company, although the Company has recorded a charge to reported earnings for the deferred compensation amounts paid to employees of the Company or its subsidiaries and affiliates by SICO and allocated to the Company, with an offsetting entry to additional paid-in capital reflecting amounts deemed contributed by SICO. The SICO Plans provide that shares currently owned by SICO may be set aside by SICO for the benefit of the participant and distributed upon retirement. The SICO Board of Directors currently may permit an early payout under certain circumstances. Prior to payout, the participant is not entitled to vote, dispose of or receive dividends with respect to such shares, and shares are subject to forfeiture under certain conditions, including but not limited to the participant's voluntary termination of employment with AIG or its subsidiaries and affiliates prior to normal retirement age. Under the SICO Plans, SICO's Board of Directors may elect to pay a participant cash in lieu of shares of AIG common stock. Following notification from SICO to participants in the SICO Plans that it will settle specific future awards under the SICO Plans with shares rather than cash, the Company modified its accounting for the SICO Plans from variable to fixed measurement accounting. The Company gave effect to this change in settlement method beginning on December 9, 2005, the date of SICO's notice to the SICO Plans' participants.

         As total compensation expense related to the SICO Plans for each prior year would not have been material to any such prior year, in the first quarter of 2005 the Company has recorded the total amount of compensation expense related to the SICO Plans that would have been recorded in all prior periods through December 31, 2004, as a reduction of retained earnings on the consolidated balance sheet of $1,562,000, with a corresponding increase to additional paid-in capital, and with no effect on total shareholder's equity, results of operations or cash flows. Compensation expense with respect to the SICO Plans aggregated $1,351,000 for the year ended December 31, 2005, and is included in general and administrative expenses in the consolidated statement of income and comprehensive income.

         As of December 31, 2004, subordinated notes payable to affiliates were paid off except for accrued interest totaling $460,000 which is included in other liabilities on the consolidated balance sheet.

         On February 15, 2004, the Company entered into a short-term financing arrangement with the Parent whereby the Company has the right to borrow up to $500,000,000 from the Parent and vice versa. Any advances made under this arrangement must be repaid within 30 days. There were no balances outstanding under this agreement at December 31, 2005 and 2004.

         On February 15, 2004, the Company entered into a short-term financing arrangement with its affiliate, First SunAmerica Life Insurance Company ("FSA"), whereby the Company has the right to borrow up to $15,000,000 from FSA and vice versa. Any advances made under this arrangement must be repaid within 30 days. There were no balances outstanding under this agreement at December 31, 2005 and 2004.

         On December 19, 2001, the Company entered into a short-term financing arrangement with AIGRS whereby AIGRS has the right to borrow up to $500,000,000. Any advances made under this arrangement must be repaid within 30 days. There were no balances outstanding under this agreement at December 31, 2005 and 2004.

         On December 19, 2001, the Company entered into a short-term financing arrangement with SunAmerica Investments, Inc. ("SAII"), whereby SAII has the right to borrow up to $500,000,000 from the Company. Any advances made under this agreement must be repaid within 30 days. There were no balances outstanding under this agreement at December 31, 2005 and 2004.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


12.      RELATED-PARTY MATTERS (Continued)

         On September 26, 2001, the Company entered into a short-term financing arrangement with AIGRS. Under the terms of this agreement, the Company has immediate access of up to $500,000,000. Any advances made under this arrangement must be repaid within 30 days. There were no balances outstanding under this agreement at December 31, 2005 and 2004.

         On September 26, 2001, the Company entered into a short-term financing arrangement with SAII, whereby the Company has the right to borrow up to $500,000,000. Any advances made under this agreement must be repaid within 30 days. There were no balances outstanding under this agreement at December 31, 2005 and 2004.

         On October 28, 2005, the Company amended an existing credit agreement under which the Company agreed to make loans to AIG in an aggregate amount of up to $150,000,000. This amended agreement expires on October 27, 2006. There were no balances outstanding under this agreement at December 31, 2005.

         In 2005 the Company paid commissions, including support fees to defray marketing and training costs, to ten affiliated companies: Royal Alliance Associates, Inc.; SunAmerica Securities, Inc.; Sentra Securities Corp.; Spelman & Co., Inc.; Advantage Capital Corporation; FSC Services Corporation; AIG Financial Advisors, Inc.; VALIC Financial Advisors; American General Equity Securities Corporation and American General Securities, Inc. Commissions paid to these broker-dealers totaled $49,162,000, $63,268,000 and $51,716,000 for the years ended
         December 31, 2005, 2004 and 2003, respectively. These affiliated broker-dealers distribute a significant portion of the Company's variable annuity products, amounting to approximately 20%, 23% and 24% of deposits for the years ended December 31, 2005, 2004 and 2003, respectively. Of the Company's mutual fund sales, approximately 27%, 25% and 23% were distributed by these affiliated broker-dealers for the years ended December 31, 2005, 2004 and 2003, respectively.

         On February 1, 2004, SAAMCo entered into an administrative services agreement with FSA whereby SAAMCo will pay to FSA a fee based on a percentage of all assets invested through FSA's variable annuity products in exchange for services performed. SAAMCo is the investment advisor for certain trusts that serve as investment options for FSA's variable annuity products. Amounts incurred by the Company under this agreement totaled $1,790,000 and $1,537,000 in 2005 and 2004, respectively, and are included in the Company's consolidated statement of income and comprehensive income. A fee of $150,000 and $1,620,000 was paid under a different agreement in 2004 and 2003, respectively.

         On October 1, 2001, SAAMCo entered into two administrative services agreements with business trusts established by its affiliate, The Variable Annuity Life Insurance Company ("VALIC"), whereby the trust pays to SAAMCo a fee based on a percentage of average daily net assets invested through VALIC's annuity products in exchange for services performed. Amounts earned by SAAMCo under this agreement totaled $9,973,000 $9,074,000 and $7,587,000 in 2005, 2004 and 2003,
         respectively, and are net of certain administrative costs incurred by VALIC of $2,849,000 $2,593,000 and $2,168,000, respectively. The net amounts earned by SAAMCo are included in other fees in the consolidated statement of income and comprehensive income.

         The Company has a support agreement in effect between the Company and AIG (the "Support Agreement"), pursuant to which AIG has agreed that AIG will cause the Company to maintain a policyholder's surplus of not less than $1,000,000 or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, AIG will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by AIG to any person of any obligations of the Company. AIG may terminate the Support Agreement with respect to outstanding obligations of the Company only under circumstances where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit of the Support Agreement. Contract holders have the right to cause the Company to enforce its rights against AIG and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


12.      RELATED-PARTY MATTERS (Continued)

         claim or payment owed to such contract holder when due, have the right to enforce the Support Agreement directly against AIG.

         The Company's insurance policy obligations are guaranteed by American Home Assurance Company ("American Home"), a subsidiary of AIG, and a member of an AIG intercompany pool. This guarantee is unconditional and irrevocable, and the Company's contract holders have the right to enforce the guarantee directly against American Home. American Home's statutory financial statements are contained in the Company's variable annuity registrations filed with the SEC. Additionally, American Home files statutory annual and quarterly reports with the New York State Insurance Department, through which such reports are available to the public. The Company expects that the American Home guarantee will be terminated within the next year. However, the insurance obligations on contracts issued prior to termination of the American Home guarantee would continue to be covered by the guarantee, including obligations arising from purchase payments received after termination, until satisfied in full.

         Pursuant to a cost allocation agreement, the Company purchases administrative, investment management, accounting, legal, marketing and data processing services from its Parent, AIGRS and AIG. The allocation of such costs for investment management services is based on the level of assets under management. The allocation of costs for other services is based on estimated levels of usage, transactions or time incurred in providing the respective services. Amounts paid for such services totaled $153,180,000, $148,554,000 and $126,531,000 for the years ended
         December 31, 2005, 2004 and 2003, respectively. The component of such costs that relate to the production or acquisition of new business during these periods amounted to $71,533,000, $60,183,000 and $48,733,000, respectively, and is deferred and amortized as part of deferred acquisition costs. The other components of such costs are included in general and administrative expenses in the consolidated statement of income and comprehensive income.

         The majority of the Company's invested assets are managed by an affiliate of the Company. The investment management fees incurred were $3,326,000, $3,712,000 and $3,838,000 for the years ended December 31,
         2005, 2004 and 2003, respectively.

         The Company incurred $1,429,000, $1,113,000 and $500,000 of management fees to an affiliate of the Company to administer its securities lending program for the years ended December 31, 2005, 2004 and 2003, respectively (see Note 2).

         Included in the bonds, notes and redeemable preferred stock at December 31, 2005 is a bond carried at fair value of $25,809,000 that is issued by an affiliate.

                         VARIABLE ANNUITY ACCOUNT SEVEN

                                       OF

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                              FINANCIAL STATEMENTS

                                 APRIL 30, 2005

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY


                              FINANCIAL STATEMENTS
                                 APRIL 30, 2005




                                    CONTENTS

Report of Independent Registered Public Accounting Firm ....................  1
Statement of Assets and Liabilities ........................................  2
Schedule of Portfolio Investments ..........................................  8
Statement of Operations ....................................................  9
Statement of Changes in Net Assets .........................................  15
Notes to Financial Statements ..............................................  27

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of AIG SunAmerica Life Assurance Company and the Contractholders of its separate account, Variable Annuity Account Seven

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Accounts constituting Variable Annuity Account Seven, a separate account of AIG SunAmerica Life Assurance Company (the "Separate Account") at April 30, 2005, the results of each of their operations for the periods indicated, and the changes in each of their net assets for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2005 by correspondence with the custodian, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
Los Angeles, California
June 28, 2005

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2005

                                                                  Government
                                         Asset       Capital         and                     Aggressive      Alliance      Blue Chip
                                      Allocation  Appreciation  Quality Bond      Growth        Growth        Growth        Growth
                                       Portfolio     Portfolio     Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                                       (Class 1)     (Class 1)     (Class 1)     (Class 1)     (Class 1)     (Class 1)     (Class 1)
                                     -----------------------------------------------------------------------------------------------
Assets:
 Investments in Anchor Series
     Trust,
     at net asset value              $17,336,407   $83,487,910   $74,583,311   $56,478,498   $         0   $         0   $         0
 Investments in SunAmerica Series
     Trust,
     at net asset value                        0             0             0             0    11,620,263    60,549,487     1,418,582
 Investments in Van Kampen Life
     Investment Trust,
     at net asset value                        0             0             0             0             0             0             0
 Investments in Lord Abbett Series
     Fund, Inc.,
     at net asset value                        0             0             0             0             0             0             0
 Investments in American Funds
     Insurance Series,
     at net asset value                        0             0             0             0             0             0             0
                                     -----------------------------------------------------------------------------------------------

Total Assets:                        $17,336,407   $83,487,910   $74,583,311   $56,478,498   $11,620,263   $60,549,487   $ 1,418,582

Liabilities:                                   0             0             0             0             0             0             0
                                     -----------------------------------------------------------------------------------------------

                                     $17,336,407   $83,487,910   $74,583,311   $56,478,498   $11,620,263   $60,549,487   $ 1,418,582
                                     ===============================================================================================
Net assets:

 Accumulation units                  $17,332,494   $83,428,988   $74,492,010   $56,435,386   $11,620,263   $60,514,741   $ 1,418,582

 Contracts in payout
   (annuitization) period                  3,913        58,922        91,301        43,112             0        34,746             0
                                     -----------------------------------------------------------------------------------------------

      Total net assets               $17,336,407   $83,487,910   $74,583,311   $56,478,498   $11,620,263   $60,549,487   $ 1,418,582
                                     ===============================================================================================

Accumulation units outstanding           971,032     6,202,015     5,005,538     4,488,033       904,750     3,450,927       268,342
                                     ===============================================================================================

Contracts with total expenses of
 0.85% *:
 Net Assets                          $        --   $     8,028   $     1,680   $    11,384   $       123   $    10,882   $        --
 Accumulation units outstanding               --         1,009           132         1,317            22         2,006            --
 Unit value of accumulation units    $        --   $      7.96   $     12.73   $      8.64   $      5.57   $      5.43   $        --

Contracts with total expenses of
 0.85% **:
 Net Assets                          $ 4,608,817   $53,925,373   $37,175,948   $36,471,490   $ 1,702,132   $ 9,677,403   $ 1,276,859
 Accumulation units outstanding          391,287     5,011,960     2,798,749     3,599,424       200,065     1,483,547       241,276
 Unit value of accumulation units    $     11.78   $     10.76   $     13.28   $     10.13   $      8.51   $      6.52   $      5.29

Contracts with total expenses of
 1.10% :
 Net Assets                          $   154,913   $ 5,002,215   $ 2,769,307   $ 2,815,164   $    95,334   $   759,499   $   141,723
 Accumulation units outstanding           13,285       470,268       210,678       280,792        11,309       117,667        27,066
 Unit value of accumulation units    $     11.66   $     10.64   $     13.14   $     10.03   $      8.43   $      6.45   $      5.24

Contracts with total expenses of
 1.25% :
 Net Assets                          $12,572,677   $24,552,294   $34,636,376   $17,180,460   $ 9,822,674   $50,101,703   $        --
 Accumulation units outstanding          566,460       718,778     1,995,979       606,500       693,354     1,847,707            --
 Unit value of accumulation units    $     22.20   $     34.16   $     17.35   $     28.33   $     14.17   $     27.12   $        --

* Offered in Polaris Plus product.

** Offered in Polaris II Asset Manager and Polaris II A-Class products.


                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2005
                                   (Continued)

                                                                     Davis
                                         Cash       Corporate       Venture     "Dogs" of      Emerging        Equity       Equity
                                      Management       Bond          Value     Wall Street      Markets        Income        Index
                                       Portfolio     Portfolio     Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                                       (Class 1)     (Class 1)     (Class 1)     (Class 1)     (Class 1)     (Class 1)     (Class 1)
                                     -----------------------------------------------------------------------------------------------
Assets:
 Investments in Anchor Series
     Trust,
     at net asset value              $         0   $         0   $         0    $        0   $         0    $        0   $         0
 Investments in SunAmerica Series
     Trust,
     at net asset value               20,569,647    49,923,331    94,709,800     6,504,889     7,347,341     6,841,407    35,204,686
 Investments in Van Kampen Life
     Investment Trust,
     at net asset value                        0             0             0             0             0             0             0
 Investments in Lord Abbett Series
     Fund, Inc.,
     at net asset value                        0             0             0             0             0             0             0
 Investments in American Funds
     Insurance Series,
     at net asset value                        0             0             0             0             0             0             0
                                     -----------------------------------------------------------------------------------------------

Total Assets:                        $20,569,647   $49,923,331   $94,709,800    $6,504,889    $7,347,341    $6,841,407   $35,204,686

Liabilities:                                   0             0             0             0             0             0             0
                                     -----------------------------------------------------------------------------------------------

                                     $20,569,647   $49,923,331   $94,709,800    $6,504,889    $7,347,341    $6,841,407   $35,204,686
                                     ===============================================================================================
Net assets:

 Accumulation units                  $20,514,277   $49,915,099   $94,691,590    $6,503,327    $7,335,221    $6,825,345   $35,130,724

 Contracts in payout
   (annuitization) period                 55,370         8,232        18,210         1,562        12,120        16,062        73,962
                                     -----------------------------------------------------------------------------------------------

      Total net assets               $20,569,647   $49,923,331   $94,709,800    $6,504,889    $7,347,341    $6,841,407   $35,204,686
                                     ===============================================================================================

Accumulation units outstanding         1,660,970     3,499,746     6,547,997    $  573,762       636,170       603,319     4,114,983
                                     ===============================================================================================

Contracts with total expenses of
 0.85% *:
 Net Assets                          $    36,916   $        --   $    13,515    $       97    $       --    $       --   $        --
 Accumulation units outstanding            3,497            --         1,204             8            --            --            --
 Unit value of accumulation units    $     10.56   $        --   $     11.22    $    12.06    $       --    $       --   $        --

Contracts with total expenses of
 0.85% **:
 Net Assets                          $ 5,585,746   $38,096,726   $64,816,693    $  915,924    $1,141,684    $       --   $        --
 Accumulation units outstanding          510,350     2,764,553     5,266,766        71,462        83,882            --            --
 Unit value of accumulation units    $     10.94   $     13.78   $     12.31    $    12.82    $    13.61    $       --   $        --

Contracts with total expenses of
 1.10% :
 Net Assets                          $   346,215   $ 3,193,763   $ 6,614,593    $   73,523    $  111,651    $       --   $        --
 Accumulation units outstanding           31,888       234,296       543,292         5,785         8,275            --            --
 Unit value of accumulation units    $     10.86   $     13.63   $     12.18    $    12.71    $    13.49    $       --   $        --

Contracts with total expenses of
 1.25% :
 Net Assets                          $14,600,770   $ 8,632,842   $23,264,999    $5,515,345    $6,094,006    $6,841,407   $35,204,686
 Accumulation units outstanding        1,115,235       500,897       736,735       496,507       544,013       603,319     4,114,983
 Unit value of accumulation units    $     13.09   $     17.23   $     31.58    $    11.11    $    11.20    $    11.34   $      8.56

* Offered in Polaris Plus product.

** Offered in Polaris II Asset Manager and Polaris II A-Class products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2005
                                   (Continued)

                                       Federated                                 Goldman
                                        American      Global        Global        Sachs       Growth-        Growth     High-Yield
                                         Leaders       Bond        Equities      Research      Income     Opportunities    Bond
                                       Portfolio     Portfolio     Portfolio     Portfolio    Portfolio     Portfolio    Portfolio
                                       (Class 1)     (Class 1)     (Class 1)     (Class 1)    (Class 1)     (Class 1)    (Class 1)
                                     -----------------------------------------------------------------------------------------------
Assets:
 Investments in Anchor Series
     Trust,
     at net asset value              $         0   $         0   $         0   $         0   $         0   $         0   $         0
 Investments in SunAmerica Series
     Trust,
     at net asset value               18,567,050     9,740,574     9,402,833     1,168,750    56,491,767       287,334    14,737,078
 Investments in Van Kampen Life
     Investment Trust,
     at net asset value                        0             0             0             0             0             0             0
 Investments in Lord Abbett Series
     Fund, Inc.,
     at net asset value                        0             0             0             0             0             0             0
 Investments in American Funds
     Insurance Series,
     at net asset value                        0             0             0             0             0             0             0
                                     -----------------------------------------------------------------------------------------------

Total Assets:                        $18,567,050   $ 9,740,574   $ 9,402,833   $ 1,168,750   $56,491,767   $   287,334   $14,737,078

Liabilities:                                   0             0             0             0             0             0             0
                                     -----------------------------------------------------------------------------------------------

                                     $18,567,050   $ 9,740,574   $ 9,402,833   $ 1,168,750   $56,491,767   $   287,334   $14,737,078
                                     ===============================================================================================
Net assets:

 Accumulation units                  $18,565,615   $ 9,727,861   $ 9,401,629   $ 1,168,750   $56,362,377   $   287,334   $14,736,177

 Contracts in payout
   (annuitization) period                  1,435        12,713         1,204             0       129,390             0           901
                                     -----------------------------------------------------------------------------------------------

      Total net assets               $18,567,050   $ 9,740,574   $ 9,402,833   $ 1,168,750   $56,491,767   $   287,334   $14,737,078
                                     ===============================================================================================

Accumulation units outstanding         1,522,266       632,442       731,337       178,277     3,029,829        65,458     1,106,694
                                     ===============================================================================================

Contracts with total expenses of
 0.85% *:
 Net Assets                          $        --   $        --   $        --   $        --   $     2,045   $        --   $        --
 Accumulation units outstanding               --            --            --            --           262            --            --
 Unit value of accumulation units    $        --   $        --   $        --   $        --   $      7.81   $        --   $        --

Contracts with total expenses of
 0.85% **:
 Net Assets                          $12,141,857   $ 3,482,606   $ 2,155,822   $ 1,090,228   $10,654,013   $   278,022   $ 9,389,223
 Accumulation units outstanding        1,123,719       271,920       293,259       166,184     1,251,543        63,432       781,111
 Unit value of accumulation units    $     10.81   $     12.81   $      7.35   $      6.56   $      8.51   $      4.38   $     12.02

Contracts with total expenses of
 1.10% :
 Net Assets                          $   740,624   $   296,269   $    57,987   $    78,522   $   774,049   $     9,312   $   634,939
 Accumulation units outstanding           69,259        23,374         7,970        12,093        91,889         2,026        53,321
 Unit value of accumulation units    $     10.69   $     12.67   $      7.28   $      6.49   $      8.42   $      4.60   $     11.91

Contracts with total expenses of
 1.25% :
 Net Assets                          $ 5,684,569   $ 5,961,699   $ 7,189,024   $        --   $45,061,660   $        --   $ 4,712,916
 Accumulation units outstanding          329,288       337,148       430,108            --     1,686,135            --       272,262
 Unit value of accumulation units    $     17.26   $     17.68   $     16.71   $        --   $     26.72   $        --   $     17.31

* Offered in Polaris Plus product.

** Offered in Polaris II Asset Manager and Polaris II A-Class products.


                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2005
                                   (Continued)

                                                                     MFS
                                   International International  Massachusetts                                Putnam
                                    Diversified    Growth and     Investors      MFS Mid-     MFS Total      Growth:         Real
                                      Equities       Income         Trust      Cap Growth      Return        Voyager        Estate
                                      Portfolio     Portfolio     Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                                      (Class 1)     (Class 1)     (Class 1)     (Class 1)     (Class 1)     (Class 1)     (Class 1)
                                     -----------------------------------------------------------------------------------------------
Assets:
 Investments in Anchor Series
     Trust,
     at net asset value              $         0   $         0   $         0   $         0   $         0   $         0   $         0
 Investments in SunAmerica Series
     Trust,
     at net asset value                5,681,049    16,531,318     6,498,005     3,527,481    96,653,891    29,214,010    10,901,751
 Investments in Van Kampen Life
     Investment Trust,
     at net asset value                        0             0             0             0             0             0             0
 Investments in Lord Abbett Series
     Fund, Inc.,
     at net asset value                        0             0             0             0             0             0             0
 Investments in American Funds
     Insurance Series,
     at net asset value                        0             0             0             0             0             0             0
                                     -----------------------------------------------------------------------------------------------

Total Assets:                        $ 5,681,049   $16,531,318   $ 6,498,005   $ 3,527,481   $96,653,891   $29,214,010   $10,901,751

Liabilities:                                   0             0             0             0             0             0             0
                                     -----------------------------------------------------------------------------------------------

                                     $ 5,681,049   $16,531,318   $ 6,498,005   $ 3,527,481   $96,653,891   $29,214,010   $10,901,751
                                     ===============================================================================================
Net assets:

 Accumulation units                  $ 5,681,009   $16,511,708   $ 6,498,005   $ 3,527,481   $96,653,891   $29,186,585   $10,901,751

 Contracts in payout
   (annuitization) period                     40        19,610             0             0             0        27,425             0
                                     -----------------------------------------------------------------------------------------------

      Total net assets               $ 5,681,049   $16,531,318   $ 6,498,005   $ 3,527,481   $96,653,891   $29,214,010   $10,901,751
                                     ===============================================================================================

Accumulation units outstanding           649,657     1,461,032       734,202       464,234     6,985,249     2,873,774       491,780
                                     ===============================================================================================

Contracts with total expenses of
 0.85% *:
 Net Assets                          $       487   $     6,896   $        --   $        --   $        --   $       996   $       173
 Accumulation units outstanding               44           750            --            --            --           174             8
 Unit value of accumulation units    $     11.07   $      9.19   $        --   $        --   $        --   $      5.73   $     21.57

Contracts with total expenses of
 0.85% **:
 Net Assets                          $ 2,006,262   $ 8,929,496   $ 5,950,480   $ 3,261,515   $88,081,899   $10,032,254   $ 3,905,298
 Accumulation units outstanding          292,725       872,379       671,759       428,891     6,359,705     1,613,813       158,560
 Unit value of accumulation units    $      6.85   $     10.24   $      8.86   $      7.60   $     13.85   $      6.22   $     24.63

Contracts with total expenses of
 1.10% :
 Net Assets                          $   103,229   $   372,924   $   547,525   $   265,966   $ 8,571,992   $   883,415   $   340,609
 Accumulation units outstanding           15,209        36,801        62,443        35,343       625,544       143,580        13,970
 Unit value of accumulation units    $      6.79   $     10.13   $      8.77   $      7.53   $     13.70   $      6.15   $     24.38

Contracts with total expenses of
 1.25% :
 Net Assets                          $ 3,571,071   $ 7,222,002   $        --   $        --   $        --   $18,297,345   $ 6,655,671
 Accumulation units outstanding          341,679       551,102            --            --            --     1,116,207       319,242
 Unit value of accumulation units    $     10.45   $     13.10   $        --   $        --   $        --   $     16.39   $     20.85

* Offered in Polaris Plus product.

** Offered in Polaris II Asset Manager and Polaris II A-Class products.


                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2005
                                   (Continued)

                                          Small
                                        Company     SunAmerica                    Telecom     Worldwide                    Emerging
                                         Value       Balanced     Technology      Utility    High Income    Comstock       Growth
                                       Portfolio     Portfolio     Portfolio     Portfolio    Portfolio     Portfolio     Portfolio
                                       (Class 1)     (Class 1)     (Class 1)     (Class 1)    (Class 1)    (Class II)    (Class II)
                                    ------------------------------------------------------------------------------------------------
Assets:
 Investments in Anchor Series
     Trust,
     at net asset value             $          0  $          0  $          0  $          0  $          0  $          0  $          0
 Investments in SunAmerica Series
     Trust,
     at net asset value                9,345,792    48,101,607       289,994     3,606,091     5,019,174             0             0
 Investments in Van Kampen Life
     Investment Trust,
     at net asset value                        0             0             0             0             0   123,820,013     7,054,221
 Investments in Lord Abbett Series
     Fund, Inc.,
     at net asset value                        0             0             0             0             0             0             0
 Investments in American Funds
     Insurance Series,
     at net asset value                        0             0             0             0             0             0             0
                                    ------------------------------------------------------------------------------------------------

Total Assets:                       $  9,345,792  $ 48,101,607  $    289,994  $  3,606,091  $  5,019,174  $123,820,013  $  7,054,221

Liabilities:                                   0             0             0             0             0             0             0
                                    ------------------------------------------------------------------------------------------------

                                    $  9,345,792  $ 48,101,607  $    289,994  $  3,606,091  $  5,019,174  $123,820,013  $  7,054,221
                                    ================================================================================================
Net assets:

 Accumulation units                 $  9,345,792  $ 47,981,477  $    289,994  $  3,582,106  $  5,017,687  $123,820,013  $  7,054,221

 Contracts in payout
   (annuitization) period                      0       120,130             0        23,985         1,487             0             0
                                    ------------------------------------------------------------------------------------------------

      Total net assets              $  9,345,792  $ 48,101,607  $    289,994  $  3,606,091  $  5,019,174  $123,820,013  $  7,054,221
                                    ================================================================================================

Accumulation units outstanding           456,861     3,519,306       140,711       320,859       353,167    10,329,777       820,359
                                    ================================================================================================

Contracts with total expenses of
 0.85% *:
 Net Assets                         $      6,154  $      4,620  $         --  $        507  $         --  $         --  $         --
 Accumulation units outstanding              427           630            --            59            --            --            --
 Unit value of accumulation units   $      14.41  $       7.33  $         --  $       8.59  $         --  $         --  $         --

Contracts with total expenses of
 0.85% **:
 Net Assets                         $         --  $  4,572,588  $    260,080  $    322,680  $  3,039,637  $113,754,986  $  6,354,396
 Accumulation units outstanding               --       538,668       126,057        39,917       241,802     9,483,533       738,594
 Unit value of accumulation units   $         --  $       8.49  $       2.06  $       8.08  $      12.57  $      12.00  $       8.60

Contracts with total expenses of
 1.10% :
 Net Assets                         $         --  $    257,012  $     29,914  $     35,034  $    211,636  $ 10,065,027  $    699,825
 Accumulation units outstanding               --        30,592        14,654         4,376        17,004       846,244        81,765
 Unit value of accumulation units   $         --  $       8.40  $       2.04  $       8.01  $      12.45  $      11.89  $       8.56

Contracts with total expenses of
 1.25% :
 Net Assets                         $  9,339,638  $ 43,267,387  $         --  $  3,247,870  $  1,767,901  $         --  $         --
 Accumulation units outstanding          456,434     2,949,416            --       276,507        94,361            --            --
 Unit value of accumulation units   $      20.46  $      14.67  $         --  $      11.75  $      18.74  $         --  $         --


* Offered in Polaris Plus product.

** Offered in Polaris II Asset Manager and Polaris II A-Class products.


                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2005
                                   (Continued)

                                        Growth        Growth       Mid-Cap         Asset        Global                     Growth-
                                      and Income    and Income      Value        Allocation     Growth        Growth       Income
                                       Portfolio     Portfolio     Portfolio        Fund         Fund          Fund         Fund
                                      (Class II)    (Class VC)    (Class VC)     (Class 2)     (Class 2)     (Class 2)    (Class 2)
                                    ------------------------------------------------------------------------------------------------
Assets:
 Investments in Anchor Series
     Trust,
     at net asset value             $          0  $          0  $          0  $          0  $          0  $          0  $          0
 Investments in SunAmerica Series
     Trust,
     at net asset value                        0             0             0             0             0             0             0
 Investments in Van Kampen Life
     Investment Trust,
     at net asset value               88,359,318             0             0             0             0             0             0
 Investments in Lord Abbett Series
     Fund, Inc.,
     at net asset value                        0   101,751,623    70,971,529             0             0             0             0
 Investments in American Funds
     Insurance Series,
     at net asset value                        0             0             0   135,479,401    78,648,361   119,536,271   215,972,523
                                    ------------------------------------------------------------------------------------------------

Total Assets:                       $ 88,359,318  $101,751,623  $ 70,971,529  $135,479,401  $ 78,648,361  $119,536,271  $215,972,523

Liabilities:                                   0             0             0             0             0             0             0
                                    ------------------------------------------------------------------------------------------------

                                    $ 88,359,318  $101,751,623  $ 70,971,529  $135,479,401  $ 78,648,361  $119,536,271  $215,972,523
                                    ================================================================================================
Net assets:

 Accumulation units                 $ 88,359,318  $101,751,623  $ 70,971,529  $135,479,401  $ 78,648,361  $119,536,271  $215,972,523

 Contracts in payout
   (annuitization) period                      0             0             0             0             0             0             0
                                    ------------------------------------------------------------------------------------------------

      Total net assets              $ 88,359,318  $101,751,623  $ 70,971,529  $135,479,401  $ 78,648,361  $119,536,271  $215,972,523
                                    ================================================================================================

Accumulation units outstanding         7,005,529     8,950,812     5,757,573    10,281,648     4,950,458     7,551,610    14,472,601
                                    ================================================================================================

Contracts with total expenses of
 0.85% *:
 Net Assets                         $         --  $         --  $         --  $         --  $         --  $         --  $         --
 Accumulation units outstanding               --            --            --            --            --            --            --
 Unit value of accumulation units   $         --  $         --  $         --  $         --  $         --  $         --  $         --

Contracts with total expenses of
 0.85% **:
 Net Assets                         $ 81,170,957  $ 93,430,455  $ 64,674,756  $124,792,909  $ 73,040,829  $108,714,487  $199,135,381
 Accumulation units outstanding        6,430,178     8,213,816     5,243,266     9,466,337     4,595,577     6,864,169    13,337,082
 Unit value of accumulation units   $      12.62  $      11.37  $      12.33  $      13.18  $      15.89  $      15.84  $      14.93

Contracts with total expenses of
 1.10%:
 Net Assets                         $  7,188,361  $  8,321,168  $  6,296,773  $ 10,686,492  $  5,607,532  $ 10,821,784  $ 16,837,142
 Accumulation units outstanding          575,351       736,996       514,307       815,311       354,881       687,441     1,135,519
 Unit value of accumulation units   $      12.49  $      11.29  $      12.24  $      13.11  $      15.80  $      15.74  $      14.83

Contracts with total expenses of
 1.25%:
 Net Assets                         $         --  $         --  $         --  $         --  $         --  $         --  $         --
 Accumulation units outstanding               --            --            --            --            --            --            --
 Unit value of accumulation units   $         --  $         --  $         --  $         --  $         --  $         --  $         --

* Offered in Polaris Plus product.

** Offered in Polaris II Asset Manager and Polaris II A-Class products.


                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                 APRIL 30, 2005


                                                                                Net Asset Value       Net Asset
Variable Accounts                                                 Shares           Per Share            Value              Cost
------------------------------------------------------------------------------------------------------------------------------------
ANCHOR SERIES TRUST:
 Asset Allocation Portfolio (Class 1)                            1,198,057       $      14.47       $ 17,336,407       $ 16,639,262
 Capital Appreciation Portfolio (Class 1)                        2,701,079              30.91         83,487,910         94,601,893
 Government and Quality Bond Portfolio (Class 1)                 4,925,977              15.14         74,583,311         73,206,114
 Growth Portfolio (Class 1)                                      2,132,911              26.48         56,478,498         59,358,415


SUNAMERICA SERIES TRUST:
 Aggressive Growth Portfolio (Class 1)                           1,199,108       $       9.69       $ 11,620,263       $ 17,451,358
 Alliance Growth Portfolio (Class 1)                             3,480,607              17.40         60,549,487        105,803,084
 Blue Chip Growth Portfolio (Class 1)                              237,484               5.97          1,418,582          1,417,712
 Cash Management Portfolio (Class 1)                             1,913,001              10.75         20,569,647         20,656,937
 Corporate Bond Portfolio (Class 1)                              4,206,297              11.87         49,923,331         49,427,499
 Davis Venture Value Portfolio (Class 1)                         3,664,391              25.85         94,709,800         87,628,417
 "Dogs" of Wall Street Portfolio (Class 1)                         629,609              10.33          6,504,889          5,930,833
 Emerging Markets Portfolio (Class 1)                              635,752              11.56          7,347,341          5,669,719
 Equity Income Portfolio (Class 1)                                 585,006              11.69          6,841,407          6,189,743
 Equity Index Portfolio (Class 1)                                3,563,956               9.88         35,204,686         39,602,363
 Federated American Leaders Portfolio (Class 1)                  1,172,289              15.84         18,567,050         17,661,139
 Global Bond Portfolio (Class 1)                                   820,734              11.87          9,740,574          9,194,389
 Global Equities Portfolio (Class 1)                               852,829              11.03          9,402,833         13,979,813
 Goldman Sachs Research Portfolio (Class 1)                        167,960               6.96          1,168,750          1,143,157
 Growth-Income Portfolio (Class 1)                               2,536,808              22.27         56,491,767         71,085,871
 Growth Opportunities Portfolio (Class 1)                           60,665               4.74            287,334            316,526
 High-Yield Bond Portfolio (Class 1)                             2,068,957               7.12         14,737,078         14,913,638
 International Diversified Equities Portfolio (Class 1)            749,839               7.58          5,681,049          5,650,764
 International Growth and Income Portfolio (Class 1)             1,432,405              11.54         16,531,318         15,157,111
 MFS Massachusetts Investors Trust Portfolio (Class 1)             579,662              11.21          6,498,005          6,837,360
 MFS Mid-Cap Growth Portfolio (Class 1)                            435,668               8.10          3,527,481          4,836,893
 MFS Total Return Portfolio (Class 1)                            5,534,160              17.46         96,653,891         88,232,639
 Putnam Growth: Voyager Portfolio (Class 1)                      2,153,637              13.56         29,214,010         44,628,721
 Real Estate Portfolio (Class 1)                                   571,901              19.06         10,901,751          7,723,544
 Small Company Value Portfolio (Class 1)                           645,886              14.47          9,345,792          7,227,075
 SunAmerica Balanced Portfolio (Class 1)                         3,547,068              13.56         48,101,607         59,908,932
 Technology Portfolio (Class 1)                                    126,478               2.29            289,994            342,090
 Telecom Utility Portfolio (Class 1)                               412,737               8.74          3,606,091          4,901,274
 Worldwide High Income Portfolio (Class 1)                         662,955               7.57          5,019,174          5,203,574

VAN KAMPEN LIFE INVESTMENT TRUST:
 Comstock Portfolio (Class II)                                   9,665,887       $      12.81       $123,820,013       $114,266,808
 Emerging Growth Portfolio (Class II)                              292,221              24.14          7,054,221          6,823,530
 Growth and Income Portfolio (Class II)                          4,783,937              18.47         88,359,318         81,038,782


LORD ABBETT SERIES FUND, INC.:
 Growth and Income Portfolio (Class VC)                          3,912,019       $      26.01       $101,751,623       $ 93,920,986
 Mid-Cap Value Portfolio (Class VC)                              3,595,316              19.74         70,971,529         63,891,657


AMERICAN FUNDS INSURANCE SERIES:
 Asset Allocation Fund (Class 2)                                 8,942,535       $      15.15       $135,479,401       $129,204,383
 Global Growth Fund (Class 2)                                    4,740,709              16.59         78,648,361         73,685,320
 Growth Fund (Class 2)                                           2,429,599              49.20        119,536,271        110,337,875
 Growth-Income Fund (Class 2)                                    6,167,119              35.02        215,972,523        204,631,152


                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2005

                                                              Government
                                  Asset         Capital          and                        Aggressive      Alliance      Blue Chip
                               Allocation    Appreciation    Quality Bond      Growth         Growth         Growth        Growth
                                Portfolio     Portfolio       Portfolio       Portfolio      Portfolio      Portfolio     Portfolio
                                (Class 1)     (Class 1)       (Class 1)       (Class 1)      (Class 1)      (Class 1)     (Class 1)
                              -----------------------------------------------------------------------------------------------------
Investment income:
    Dividends                 $   482,206   $          0    $  3,275,248    $   273,364    $         0    $    226,461    $   2,262
                              -----------------------------------------------------------------------------------------------------
        Total investment
          income                  482,206              0       3,275,248        273,364              0         226,461        2,262
                              -----------------------------------------------------------------------------------------------------
Expenses:
    Mortality and expense
      risk charge                (176,624)      (660,157)       (650,731)      (435,344)      (127,383)       (715,842)      (9,916)
    Distribution expense
      charge                      (26,390)      (115,936)       (105,109)       (75,954)       (18,280)       (103,949)      (2,048)
                              -----------------------------------------------------------------------------------------------------
        Total expenses           (203,014)      (776,093)       (755,840)      (511,298)      (145,663)       (819,791)     (11,964)
                              -----------------------------------------------------------------------------------------------------
Net investment income (loss)      279,192       (776,093)      2,519,408       (237,934)      (145,663)       (593,330)      (9,702)
                              -----------------------------------------------------------------------------------------------------
Net realized gains (losses)
  from securities
  transactions:
    Proceeds from shares
      sold                      4,284,243      5,965,948      14,474,857      4,726,572      2,904,337      17,025,972      311,637
    Cost of shares sold        (4,214,311)    (7,586,371)    (13,896,663)    (5,796,515)    (4,182,567)    (29,338,640)    (307,039)
                              -----------------------------------------------------------------------------------------------------
Net realized gains (losses)
  from securities
  transactions                     69,932     (1,620,423)        578,194     (1,069,943)    (1,278,230)    (12,312,668)       4,598
Realized gain distribution              0              0          27,875              0              0               0            0
                              -----------------------------------------------------------------------------------------------------
Net realized gains (losses)        69,932     (1,620,423)        606,069     (1,069,943)    (1,278,230)    (12,312,668)       4,598
                              -----------------------------------------------------------------------------------------------------
Net unrealized appreciation
  (depreciation) of
  investments:
    Beginning of period            14,029    (13,934,667)      2,134,135     (6,868,241)    (8,416,750)    (59,217,528)      14,389
    End of period                 697,145    (11,113,983)      1,377,197     (2,879,917)    (5,831,095)    (45,253,597)         870
                              -----------------------------------------------------------------------------------------------------
Change in net unrealized
  appreciation
  (depreciation) of
  investments                     683,116      2,820,684        (756,938)     3,988,324      2,585,655      13,963,931      (13,519)
                              -----------------------------------------------------------------------------------------------------
Increase (decrease) in net
  assets from operations      $ 1,032,240   $    424,168    $  2,368,539    $ 2,680,447    $ 1,161,762    $  1,057,933    $ (18,623)
                              =====================================================================================================

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2005
                                   (Continued)

                                                             Davis
                                 Cash       Corporate       Venture        "Dogs" of      Emerging        Equity         Equity
                              Management       Bond          Value        Wall Street      Markets        Income          Index
                              Portfolio      Portfolio     Portfolio       Portfolio      Portfolio      Portfolio      Portfolio
                              (Class 1)      (Class 1)     (Class 1)       (Class 1)      (Class 1)      (Class 1)      (Class 1)
                             ------------------------------------------------------------------------------------------------------
Investment income:
    Dividends                $    152,856   $ 1,876,960    $   743,165    $   171,329    $    69,591    $   101,133    $    424,152
                             ------------------------------------------------------------------------------------------------------
        Total investment
          income                  152,856     1,876,960        743,165        171,329         69,591        101,133         424,152
                             ------------------------------------------------------------------------------------------------------
Expenses:
    Mortality and expense
      risk charge                (197,902)     (313,250)      (715,540)       (73,833)       (70,361)       (84,093)       (426,720)
    Distribution expense
      charge                      (29,939)      (57,635)      (129,367)       (10,563)       (10,169)       (11,467)        (58,189)
                             ------------------------------------------------------------------------------------------------------
        Total expenses           (227,841)     (370,885)      (844,907)       (84,396)       (80,530)       (95,560)       (484,909)
                             ------------------------------------------------------------------------------------------------------
Net investment income
  (loss)                          (74,985)    1,506,075       (101,742)        86,933        (10,939)         5,573         (60,757)
                             ------------------------------------------------------------------------------------------------------
Net realized gains
  (losses) from securities
  transactions:
    Proceeds from shares
      sold                     18,486,935     3,087,628      7,792,296      1,973,547      3,819,518      2,508,857      10,109,024
    Cost of shares sold       (18,604,314)   (2,943,118)    (7,573,009)    (1,809,462)    (3,147,175)    (2,318,406)    (11,562,563)
                             ------------------------------------------------------------------------------------------------------
Net realized gains
  (losses) from
  securities
  transactions                   (117,379)      144,510        219,287        164,085        672,343        190,451      (1,453,539)
Realized gain
  distribution                          0             0              0              0              0              0               0
                             ------------------------------------------------------------------------------------------------------
Net realized gains
  (losses)                       (117,379)      144,510        219,287        164,085        672,343        190,451      (1,453,539)
                             ------------------------------------------------------------------------------------------------------
Net unrealized
  appreciation
  (depreciation)
  of investments:
    Beginning of period          (320,045)      810,952       (100,453)       696,085      1,023,160        411,215      (7,691,922)
    End of period                 (87,290)      495,832      7,081,383        574,056      1,677,622        651,664      (4,397,677)
                             ------------------------------------------------------------------------------------------------------
Change in net unrealized
  appreciation
  (depreciation) of
  investments                     232,755      (315,120)     7,181,836       (122,029)       654,462        240,449       3,294,245
                             ------------------------------------------------------------------------------------------------------
Increase (decrease) in
  net assets from
  operations                 $     40,391   $ 1,335,465    $ 7,299,381    $   128,989    $ 1,315,866    $   436,473    $  1,779,949
                             ======================================================================================================

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2005
                                   (Continued)

                               Federated                                    Goldman
                                American       Global         Global         Sachs         Growth-        Growth       High-Yield
                                Leaders         Bond         Equities      Research        Income      Opportunities      Bond
                               Portfolio      Portfolio      Portfolio     Portfolio      Portfolio      Portfolio      Portfolio
                               (Class 1)      (Class 1)      (Class 1)     (Class 1)      (Class 1)      (Class 1)      (Class 1)
                              ----------------------------------------------------------------------------------------------------
Investment income:
    Dividends                 $   250,126    $         0    $    33,099    $       0    $    455,562     $       0     $ 1,209,945
                              ----------------------------------------------------------------------------------------------------
        Total investment
          income                  250,126              0         33,099            0         455,562             0       1,209,945
                              ----------------------------------------------------------------------------------------------------
Expenses:
    Mortality and expense
      risk charge                (148,897)       (90,598)      (102,994)      (7,392)       (650,372)       (2,130)       (118,929)
    Distribution expense
      charge                      (26,203)       (13,773)       (15,409)      (1,542)        (95,307)         (449)        (20,786)
                              ----------------------------------------------------------------------------------------------------
        Total expenses           (175,100)      (104,371)      (118,403)      (8,934)       (745,679)       (2,579)       (139,715)
                              ----------------------------------------------------------------------------------------------------
Net investment income
    (loss)                         75,026       (104,371)       (85,304)      (8,934)       (290,117)       (2,579)      1,070,230
                              ----------------------------------------------------------------------------------------------------
Net realized gains
  (losses) from securities
  transactions:
    Proceeds from shares
      sold                      2,687,699      2,007,973      2,665,834      148,323      15,419,020       129,493       2,807,776
    Cost of shares sold        (2,698,746)    (1,936,506)    (4,049,327)    (144,085)    (19,304,387)     (138,281)     (2,941,426)
                              ----------------------------------------------------------------------------------------------------
Net realized gains
  (losses) from securities
  transactions                    (11,047)        71,467     (1,383,493)       4,238      (3,885,367)       (8,788)       (133,650)
Realized gain distribution              0        108,325              0            0               0             0               0
                              ----------------------------------------------------------------------------------------------------
Net realized gains (losses)       (11,047)       179,792     (1,383,493)       4,238      (3,885,367)       (8,788)       (133,650)
                              ----------------------------------------------------------------------------------------------------
Net unrealized appreciation
  (depreciation) of
  investments:
    Beginning of period           (69,114)       232,968     (6,622,701)      10,680     (20,018,300)      (41,044)       (821,129)
    End of period                 905,911        546,185     (4,576,980)      25,593     (14,594,104)      (29,192)       (176,560)
                              ----------------------------------------------------------------------------------------------------
Change in net unrealized
  appreciation
  (depreciation) of
  investments                     975,025        313,217      2,045,721       14,913       5,424,196        11,852         644,569
                              ----------------------------------------------------------------------------------------------------
Increase (decrease) in net
  assets from operations      $ 1,039,004    $   388,638    $   576,924    $  10,217    $  1,248,712     $     485     $ 1,581,149
                              ====================================================================================================

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2005
                                   (Continued)

                                                            MFS
                          International  International  Massachusetts                                   Putnam
                           Diversified      Growth       Investors        MFS Mid-      MFS Total       Growth:          Real
                            Equities      and Income       Trust         Cap Growth      Return         Voyager        Estate
                            Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                          (Class 1)***     (Class 1)      (Class 1)      (Class 1)      (Class 1)      (Class 1)      (Class 1)
                          ------------------------------------------------------------------------------------------------------
Investment income:
    Dividends             $   115,784     $   178,905    $    56,855     $         0   $   137,950    $     41,640   $   244,984
                          ------------------------------------------------------------------------------------------------------
        Total investment
          income              115,784         178,905         56,855               0       137,950          41,640       244,984
                          ------------------------------------------------------------------------------------------------------
Expenses:
    Mortality and
      expense risk
      charge                  (54,141)       (133,045)       (51,013)        (27,152)     (549,960)       (304,634)      (92,675)
    Distribution expense
      charge                   (8,430)        (22,246)       (10,538)         (5,659)     (114,056)        (46,581)      (14,295)
                          ------------------------------------------------------------------------------------------------------
        Total expenses        (62,571)       (155,291)       (61,551)        (32,811)     (664,016)       (351,215)     (106,970)
                          ------------------------------------------------------------------------------------------------------
Net investment income
  (loss)                       53,213          23,614         (4,696)        (32,811)     (526,066)       (309,575)      138,014
                          ------------------------------------------------------------------------------------------------------
Net realized gains
  (losses) from
  securities transactions:
    Proceeds from
      shares sold           2,309,376       5,061,364      1,908,983         848,244       448,719       6,775,850     2,102,649
    Cost of shares sold    (2,541,641)     (4,814,011)    (2,071,477)     (1,104,165)     (415,121)    (10,781,970)   (1,526,818)
                          ------------------------------------------------------------------------------------------------------
Net realized gains
  (losses) from
  securities
  transactions               (232,265)        247,353       (162,494)       (255,921)       33,598      (4,006,120)      575,831
Realized gain
  distribution                      0               0              0               0             0               0             0
                          ------------------------------------------------------------------------------------------------------
Net realized gains
  (losses)                   (232,265)        247,353       (162,494)       (255,921)       33,598      (4,006,120)      575,831
                          ------------------------------------------------------------------------------------------------------
Net unrealized
  appreciation
  (depreciation)
  of investments:
      Beginning of
        period               (741,784)         14,837     (1,086,362)     (1,498,084)    2,555,366     (19,100,352)    1,474,052
      End of period            30,285       1,374,207       (339,355)     (1,309,412)    8,421,252     (15,414,711)    3,178,207
                          ------------------------------------------------------------------------------------------------------
Change in net unrealized
  appreciation
  (depreciation) of
  investments                 772,069       1,359,370        747,007         188,672     5,865,886       3,685,641     1,704,155
                          ------------------------------------------------------------------------------------------------------
Increase (decrease) in
  net assets from
  operations              $   593,017     $ 1,630,337    $   579,817     $  (100,060)  $ 5,373,418    $   (630,054)  $ 2,418,000
                          ======================================================================================================

  *** For the period from October 4, 2004 (inception) to April 30, 2005.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2005
                                   (Continued)

                              Small                                                        Worldwide
                             Company        SunAmerica                      Telecom          High                          Emerging
                              Value          Balanced      Technology       Utility         Income          Comstock        Growth
                            Portfolio       Portfolio       Portfolio      Portfolio       Portfolio        Portfolio      Portfolio
                            (Class 1)       (Class 1)       (Class 1)      (Class 1)       (Class 1)       (Class II)     (Class II)
                           --------------------------------------------------------------------------------------------------------
Investment income:
    Dividends              $         0     $    831,280     $       0     $   182,606     $   272,275     $ 1,108,630     $     926
                           --------------------------------------------------------------------------------------------------------
      Total investment
        income                       0          831,280             0         182,606         272,275       1,108,630           926
                           --------------------------------------------------------------------------------------------------------
Expenses:
    Mortality and
      expense risk
      charge                  (107,684)        (570,601)       (1,985)        (39,538)        (39,214)       (633,719)      (47,988)
    Distribution
      expense charge           (14,688)         (80,414)         (409)         (5,570)         (6,626)       (131,716)       (9,888)
                           --------------------------------------------------------------------------------------------------------
        Total expenses        (122,372)        (651,015)       (2,394)        (45,108)        (45,840)       (765,435)      (57,876)
                           --------------------------------------------------------------------------------------------------------
Net investment income
  (loss)                      (122,372)         180,265        (2,394)        137,498         226,435         343,195       (56,950)
                           --------------------------------------------------------------------------------------------------------
Net realized gains
  (losses) from
  securities
  transactions:
    Proceeds from
      shares sold            2,963,265       13,080,905       112,606         927,763       1,264,871         524,946       811,544
    Cost of shares sold     (2,380,152)     (16,387,846)     (140,311)     (1,301,982)     (1,356,589)       (464,586)     (779,831)
                           --------------------------------------------------------------------------------------------------------
Net realized gains
  (losses) from
  securities
  transactions                 583,113       (3,306,941)      (27,705)       (374,219)        (91,718)         60,360        31,713
Realized gain
  distribution                       0                0             0               0               0       3,838,826             0
                           --------------------------------------------------------------------------------------------------------
Net realized gains
  (losses)                     583,113       (3,306,941)      (27,705)       (374,219)        (91,718)      3,899,186        31,713
                           --------------------------------------------------------------------------------------------------------
Net unrealized
  appreciation
  (depreciation)
  of investments:
    Beginning of period      1,249,863      (16,681,477)      (64,112)     (2,079,541)       (393,545)      5,317,417       160,175
    End of period            2,118,717      (11,807,325)      (52,096)     (1,295,183)       (184,400)      9,553,205       230,691
                           --------------------------------------------------------------------------------------------------------
Change in net unrealized
  appreciation
  (depreciation) of
  investments                  868,854        4,874,152        12,016         784,358         209,145       4,235,788        70,516
                           --------------------------------------------------------------------------------------------------------
Increase (decrease)
  in net assets from
  operations               $ 1,329,595     $  1,747,476     $ (18,083)    $   547,637     $   343,862     $ 8,478,169     $  45,279
                           ========================================================================================================

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2005
                                   (Continued)

                             Growth         Growth        Mid-Cap         Asset          Global                           Growth-
                           and Income     and Income       Value        Allocation       Growth          Growth           Income
                           Portfolio      Portfolio      Portfolio         Fund           Fund            Fund             Fund
                           (Class II)     (Class VC)     (Class VC)     (Class 2)       (Class 2)      (Class 2)         (Class 2)
                          ---------------------------------------------------------------------------------------------------------
Investment income:
    Dividends             $   725,784    $   717,502    $   160,061    $ 1,999,619     $   146,999     $   154,923     $  1,472,592
                          ---------------------------------------------------------------------------------------------------------
        Total investment
          income              725,784        717,502        160,061      1,999,619         146,999         154,923        1,472,592
                          ---------------------------------------------------------------------------------------------------------
Expenses:
    Mortality and
      expense risk
      charge                 (446,457)      (557,142)      (362,444)      (712,906)       (381,193)       (638,381)      (1,167,880)
    Distribution expense
      charge                  (92,844)      (115,703)       (75,067)      (148,330)        (79,452)       (132,039)        (243,060)
                          ---------------------------------------------------------------------------------------------------------
      Total expenses         (539,301)      (672,845)      (437,511)      (861,236)       (460,645)       (770,420)      (1,410,940)
                          ---------------------------------------------------------------------------------------------------------
Net investment income
  (loss)                      186,483         44,657       (277,450)     1,138,383        (313,646)       (615,497)          61,652
                          ---------------------------------------------------------------------------------------------------------
Net realized gains
  (losses) from
  securities
  transactions:
    Proceeds from shares
      sold                    263,500        572,131        357,193        430,629         209,993         476,158          676,110
    Cost of shares sold      (239,543)      (519,433)      (313,055)      (410,344)       (201,062)       (446,891)        (620,121)
                          ---------------------------------------------------------------------------------------------------------
Net realized gains
  (losses) from
  securities transactions      23,957         52,698         44,138         20,285           8,931          29,267           55,989
Realized gain
  distribution              2,049,427        729,351        815,372              0               0               0                0
                          ---------------------------------------------------------------------------------------------------------
Net realized gains
  (losses)                  2,073,384        782,049        859,510         20,285           8,931          29,267           55,989
                          ---------------------------------------------------------------------------------------------------------
Net unrealized
  appreciation
  (depreciation) of
  investments:
    Beginning of period     2,875,868      4,163,139      3,371,859      2,559,084       1,505,088       3,949,951        7,067,880
    End of period           7,320,536      7,830,637      7,079,872      6,275,018       4,963,041       9,198,396       11,341,371
                          ---------------------------------------------------------------------------------------------------------

Change in net unrealized
  appreciation
  (depreciation) of
  investments               4,444,668      3,667,498      3,708,013      3,715,934       3,457,953       5,248,445        4,273,491
                          ---------------------------------------------------------------------------------------------------------

Increase (decrease) in
  net assets from
  operations              $ 6,704,535    $ 4,494,204    $ 4,290,073    $ 4,874,602     $ 3,153,238     $ 4,662,215     $  4,391,132
                          =========================================================================================================

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2005

                                                         Government
                              Asset         Capital         and                        Aggressive        Alliance        Blue Chip
                           Allocation    Appreciation   Quality Bond      Growth         Growth           Growth          Growth
                            Portfolio      Portfolio      Portfolio      Portfolio      Portfolio        Portfolio       Portfolio
                            (Class 1)      (Class 1)      (Class 1)      (Class 1)      (Class 1)        (Class 1)       (Class 1)
                          ---------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
  NET ASSETS:
From operations:
    Net investment
      income (loss)       $    279,192   $   (776,093)  $  2,519,408   $   (237,934)  $   (145,663)    $   (593,330)    $    (9,702)
    Net realized gains
      (losses)                  69,932     (1,620,423)       606,069     (1,069,943)    (1,278,230)     (12,312,668)          4,598
    Change in net
      unrealized
      appreciation
      (depreciation) of
      investments              683,116      2,820,684       (756,938)     3,988,324      2,585,655       13,963,931         (13,519)
                          ---------------------------------------------------------------------------------------------------------
    Increase (decrease)
      in net assets
      from operations        1,032,240        424,168      2,368,539      2,680,447      1,161,762        1,057,933         (18,623)
                          ---------------------------------------------------------------------------------------------------------
From capital
  transactions:
      Net proceeds from
        units sold             759,855      9,083,076      4,942,159      5,847,872        588,490          695,193         174,190
      Cost of units
        redeemed            (4,312,935)    (7,409,256)   (12,322,363)    (5,408,018)    (1,492,810)     (11,563,869)       (124,846)
      Annuity benefit
        payments                     0              0              0              0              0                0               0
      Net transfers          2,230,802     13,100,928     10,753,689     10,094,261       (339,540)      (4,932,062)        307,089
                          ---------------------------------------------------------------------------------------------------------
    Increase (decrease)
      in net assets
      from capital
      transactions          (1,322,278)    14,774,748      3,373,485     10,534,115     (1,243,860)     (15,800,738)        356,433
                          ---------------------------------------------------------------------------------------------------------
Increase (decrease) in
  net assets                  (290,038)    15,198,916      5,742,024     13,214,562        (82,098)     (14,742,805)        337,810
Net assets at beginning
  of period                 17,626,445     68,288,994     68,841,287     43,263,936     11,702,361       75,292,292       1,080,772
                          ---------------------------------------------------------------------------------------------------------
Net assets at end of
  period                  $ 17,336,407   $ 83,487,910   $ 74,583,311   $ 56,478,498   $ 11,620,263     $ 60,549,487     $ 1,418,582
                          =========================================================================================================
ANALYSIS OF INCREASE
  (DECREASE) IN UNITS
  OUTSTANDING:
Contracts with total
  expenses of 0.85% *:
    Units sold                       0              0              0              0              0                0               0
    Units redeemed                   0         (1,016)           (43)          (390)          (288)               0               0
    Units transferred                0              0              0              0              0                0               0
                          ---------------------------------------------------------------------------------------------------------
Increase (decrease) in
  units outstanding                  0         (1,016)           (43)          (390)          (288)               0               0
Beginning units                      0          2,025            175          1,707            310            2,006               0
                          ---------------------------------------------------------------------------------------------------------
Ending units                         0          1,009            132          1,317             22            2,006               0
                          =========================================================================================================
Contracts with total
expenses of 0.85% **:
    Units sold                  28,947        750,204        339,124        543,080         43,902            7,213          30,606
    Units redeemed             (27,906)      (255,018)      (172,126)      (167,072)       (10,798)        (148,071)        (20,126)
    Units transferred           65,376      1,167,935        914,501        987,723        (13,360)        (320,588)         52,831
                          ---------------------------------------------------------------------------------------------------------
Increase (decrease) in
  units outstanding             66,417      1,663,121      1,081,499      1,363,731         19,744         (461,446)         63,311
Beginning units                324,870      3,348,839      1,717,250      2,235,693        180,321        1,944,993         177,965
                          ---------------------------------------------------------------------------------------------------------
Ending units                   391,287      5,011,960      2,798,749      3,599,424        200,065        1,483,547         241,276
                          =========================================================================================================
Contracts with total
  expenses of 1.10%:
    Units sold                     356         32,849         22,535         21,110          5,462            1,183           2,179
    Units redeemed                  (5)       (14,601)        (3,342)        (9,612)             0             (543)         (2,868)
    Units transferred              654        112,325         53,171         71,151         (6,291)         (21,324)          4,291
                          ---------------------------------------------------------------------------------------------------------
Increase (decrease) in
  units outstanding              1,005        130,573         72,364         82,649           (829)         (20,684)          3,602
Beginning units                 12,280        339,695        138,314        198,143         12,138          138,351          23,464
                          ---------------------------------------------------------------------------------------------------------
Ending units                    13,285        470,268        210,678        280,792         11,309          117,667          27,066
                          =========================================================================================================
Contracts with total
  expenses of 1.25% :
    Units sold                  19,153         18,318         13,023          9,011         12,227           22,685               0
    Units redeemed            (183,961)      (129,888)      (586,285)      (129,700)       (98,631)        (382,987)              0
    Units transferred           68,756        (19,627)      (113,642)       (15,913)       (10,598)         (98,301)              0
                          ---------------------------------------------------------------------------------------------------------
Increase (decrease) in
  units outstanding            (96,052)      (131,197)      (686,904)      (136,602)       (97,002)        (458,603)              0
Beginning units                662,512        849,975      2,682,883        743,102        790,356        2,306,310               0
                          ---------------------------------------------------------------------------------------------------------
Ending units                   566,460        718,778      1,995,979        606,500        693,354        1,847,707               0
                          =========================================================================================================

*     Offered in Polaris Plus product.

**    Offered in Polaris II Asset Manager and Polaris II A-Class products.


                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2005
                                   (Continued)

                                                             Davis        "Dogs" of
                                Cash        Corporate       Venture         Wall        Emerging         Equity          Equity
                             Management       Bond           Value         Street        Markets         Income           Index
                              Portfolio     Portfolio      Portfolio      Portfolio     Portfolio       Portfolio       Portfolio
                              (Class 1)     (Class 1)      (Class 1)      (Class 1)     (Class 1)       (Class 1)       (Class 1)
                            -------------------------------------------------------------------------------------------------------
INCREASE (DECREASE)
  IN NET ASSETS:
From operations:
  Net investment income
    (loss)                  $    (74,985)  $  1,506,075   $   (101,742)  $    86,933   $   (10,939)    $     5,573     $    (60,757)
 Net realized gains
   (losses)                     (117,379)       144,510        219,287       164,085       672,343         190,451       (1,453,539)
 Change in net unrealized
   appreciation
   (depreciation) of
   investments                   232,755       (315,120)     7,181,836      (122,029)      654,462         240,449        3,294,245
                            -------------------------------------------------------------------------------------------------------
 Increase (decrease) in
   net assets from
   operations                     40,391      1,335,465      7,299,381       128,989     1,315,866         436,473        1,779,949
                            -------------------------------------------------------------------------------------------------------
From capital
  transactions:
    Net proceeds from
      units sold               5,059,861      6,665,687      7,354,308       144,881       122,769         135,992          221,586
    Cost of units
      redeemed                (6,764,313)    (3,410,815)   (10,602,922)   (1,482,939)     (835,812)     (1,887,756)      (7,793,002)
    Annuity benefit
      payments                         0              0              0             0             0               0                0
    Net transfers              1,789,357     16,845,807     13,152,902       201,004      (414,047)       (352,474)      (1,107,940)
                            -------------------------------------------------------------------------------------------------------
Increase (decrease)
  in net assets from
    capital transactions          84,905     20,100,679      9,904,288    (1,137,054)   (1,127,090)     (2,104,238)      (8,679,356)
                            -------------------------------------------------------------------------------------------------------
Increase (decrease) in
  net assets                     125,296     21,436,144     17,203,669    (1,008,065)      188,776      (1,667,765)      (6,899,407)
Net assets at beginning
  of period                   20,444,351     28,487,187     77,506,131     7,512,954     7,158,565       8,509,172       42,104,093
                            -------------------------------------------------------------------------------------------------------
Net assets at end of
  period                    $ 20,569,647   $ 49,923,331   $ 94,709,800   $ 6,504,889   $ 7,347,341     $ 6,841,407     $ 35,204,686
                            =======================================================================================================
ANALYSIS OF INCREASE
  (DECREASE) IN UNITS
  OUTSTANDING:
Contracts with total
  expenses of 0.85% *:
  Units sold                           0              0              0             0             0               0                0
  Units redeemed                       0              0           (171)            0             0               0                0
  Units transferred                    0              0              0             8             0               0                0
                            -------------------------------------------------------------------------------------------------------
Increase (decrease)
  in units outstanding                 0              0           (171)            8             0               0                0
Beginning units                    3,497              0          1,375             0             0               0                0
                            -------------------------------------------------------------------------------------------------------
Ending units                       3,497              0          1,204             8             0               0                0
                            =======================================================================================================
Contracts with total
  expenses of 0.85% **:
  Units sold                     408,004        453,832        523,155         8,371         6,278               0                0
  Units redeemed                (178,331)       (99,690)      (376,619)       (2,601)       (9,986)              0                0
  Units transferred              (95,112)     1,193,832        900,406         4,962         6,581               0                0
                            -------------------------------------------------------------------------------------------------------
Increase (decrease)
  in units outstanding           134,561      1,547,974      1,046,942        10,732         2,873               0                0
Beginning units                  375,789      1,216,579      4,219,824        60,730        81,009               0                0
                            -------------------------------------------------------------------------------------------------------
Ending units                     510,350      2,764,553      5,266,766        71,462        83,882               0                0
                            =======================================================================================================
Contracts with total
  expenses of 1.10%:
  Units sold                      42,040         28,306         36,687             0             0               0                0
  Units redeemed                 (17,411)        (3,002)       (27,345)       (8,194)          (13)              0                0
  Units transferred              (37,222)        66,040        102,571         5,759         2,045               0                0
                            -------------------------------------------------------------------------------------------------------
Increase (decrease)
  in units outstanding           (12,593)        91,344        111,913        (2,435)        2,032               0                0
Beginning units                   44,481        142,952        431,379         8,220         6,243               0                0
                            -------------------------------------------------------------------------------------------------------
Ending units                      31,888        234,296        543,292         5,785         8,275               0                0
                            =======================================================================================================
Contracts with total
  expenses of 1.25% :
  Units sold                      11,548          5,245         23,862         3,549         4,340          12,161           25,567
  Units redeemed                (353,965)      (117,860)      (190,319)     (122,394)      (69,741)       (169,872)        (917,780)
  Units transferred              247,149        (21,477)        42,510         6,065       (71,117)        (31,635)        (133,463)
                            -------------------------------------------------------------------------------------------------------
Increase (decrease)
  in units outstanding           (95,268)      (134,092)      (123,947)     (112,780)     (136,518)       (189,346)      (1,025,676)
Beginning units                1,210,503        634,989        860,682       609,287       680,531         792,665        5,140,659
                            -------------------------------------------------------------------------------------------------------
Ending units                   1,115,235        500,897        736,735       496,507       544,013         603,319        4,114,983
                            =======================================================================================================

*     Offered in Polaris Plus product.

**    Offered in Polaris II Asset Manager and Polaris II A-Class products.


                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2005
                                   (Continued)

                             Federated                                    Goldman
                             American        Global        Global          Sachs         Growth-          Growth        High-Yield
                              Leaders         Bond        Equities       Research        Income        Opportunities       Bond
                             Portfolio      Portfolio     Portfolio      Portfolio      Portfolio        Portfolio      Portfolio
                             (Class 1)      (Class 1)     (Class 1)      (Class 1)      (Class 1)        (Class 1)       (Class 1)
                           --------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
  NET ASSETS:
From operations:
    Net investment
      income (loss)        $     75,026    $  (104,371)  $    (85,304)  $    (8,934)   $   (290,117)     $  (2,579)    $  1,070,230
    Net realized gains
      (losses)                  (11,047)       179,792     (1,383,493)        4,238      (3,885,367)        (8,788)        (133,650)
    Change in net
      unrealized
      appreciation
      (depreciation) of
      investments               975,025        313,217      2,045,721        14,913       5,424,196         11,852          644,569
                           --------------------------------------------------------------------------------------------------------
    Increase (decrease)
      in net assets from
      operations              1,039,004        388,638        576,924        10,217       1,248,712            485        1,581,149
                           --------------------------------------------------------------------------------------------------------
From capital
  transactions:
    Net proceeds from
      units sold              1,719,976        485,308         98,230        36,847         867,029         39,191          946,600
    Cost of units
      redeemed               (2,250,555)    (1,616,453)    (1,675,397)      (47,366)    (11,438,199)       (43,506)      (2,243,288)
    Annuity benefit
      payments                        0              0              0             0               0              0                0
    Net transfers             2,169,385      1,401,658       (617,553)      348,596      (3,001,055)        32,524        2,421,609
                           --------------------------------------------------------------------------------------------------------
    Increase (decrease)
      in net assets
      from capital
      transactions            1,638,806        270,513     (2,194,720)      338,077     (13,572,225)        28,209        1,124,921
                           --------------------------------------------------------------------------------------------------------
Increase (decrease) in
  net assets                  2,677,810        659,151     (1,617,796)      348,294     (12,323,513)        28,694        2,706,070
Net assets at beginning
  of period                  15,889,240      9,081,423     11,020,629       820,456      68,815,280        258,640       12,031,008
                           --------------------------------------------------------------------------------------------------------
Net assets at end of
  period                   $ 18,567,050    $ 9,740,574   $  9,402,833   $ 1,168,750    $ 56,491,767      $ 287,334     $ 14,737,078
                           ========================================================================================================
ANALYSIS OF INCREASE
  (DECREASE) IN UNITS
  OUTSTANDING:
Contracts with total
  expenses of 0.85% *:
    Units sold                        0              0              0             0               0              0                0
    Units redeemed                    0              0           (212)            0            (401)             0                0
    Units transferred                 0              0              0             0               0              0                0
                           --------------------------------------------------------------------------------------------------------
Increase (decrease)
  in units outstanding                0              0           (212)            0            (401)             0                0
Beginning units                       0              0            212             0             663              0                0
                           --------------------------------------------------------------------------------------------------------
Ending units                          0              0              0             0             262              0                0
                           ========================================================================================================
Contracts with total
  expenses of 0.85% **:
    Units sold                  150,555         34,397            982         4,275          27,546          9,262           73,683
    Units redeemed              (59,636)        (7,489)       (38,951)       (2,416)       (137,724)        (9,817)         (76,386)
    Units transferred           199,599        103,882        (57,440)       46,975        (158,332)         9,061          195,892
                           --------------------------------------------------------------------------------------------------------
Increase (decrease) in
  units outstanding             290,518        130,790        (95,409)       48,834        (268,510)         8,506          193,189
Beginning units                 833,201        141,130        388,668       117,350       1,520,053         54,926          587,922
                           --------------------------------------------------------------------------------------------------------
Ending units                  1,123,719        271,920        293,259       166,184       1,251,543         63,432          781,111
                           ========================================================================================================
Contracts with total
  expenses of 1.10%:
    Units sold                    7,292            389              0         1,375           1,487              0            2,184
    Units redeemed               (3,722)          (127)             0        (4,860)        (10,391)             0             (913)
    Units transferred            21,487         11,254             (1)        5,370           3,035         (1,530)           5,766
                           --------------------------------------------------------------------------------------------------------
Increase (decrease)
  in units outstanding           25,057         11,516             (1)        1,885          (5,869)        (1,530)           7,037
Beginning units                  44,202         11,858          7,971        10,208          97,758          3,556           46,284
                           --------------------------------------------------------------------------------------------------------
Ending units                     69,259         23,374          7,970        12,093          91,889          2,026           53,321
                           ========================================================================================================
Contracts with total
  expenses of 1.25%:
    Units sold                    4,367          3,024          5,513             0          22,329              0            4,121
    Units redeemed              (94,146)       (88,477)       (84,959)            0        (375,713)             0          (78,088)
    Units transferred            (9,814)        (2,079)       (12,624)            0         (62,481)             0            5,677
                           --------------------------------------------------------------------------------------------------------
Increase (decrease)
  in units outstanding          (99,593)       (87,532)       (92,070)            0        (415,865)             0          (68,290)
Beginning units                 428,881        424,680        522,178             0       2,102,000              0          340,552
                           --------------------------------------------------------------------------------------------------------
Ending units                    329,288        337,148        430,108             0       1,686,135              0          272,262
                           ========================================================================================================

*     Offered in Polaris Plus product.

**    Offered in Polaris II Asset Manager and Polaris II A-Class products.


                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2005
                                   (Continued)


                                                               MFS
                             International  International  Massachusetts                                  Putnam
                              Diversified      Growth        Investors      MFS Mid-       MFS Total      Growth:         Real
                               Equities      and Income        Trust       Cap Growth       Return        Voyager        Estate
                               Portfolio      Portfolio      Portfolio      Portfolio      Portfolio     Portfolio      Portfolio
                             (Class 1)***     (Class 1)      (Class 1)      (Class 1)      (Class 1)     (Class 1)      (Class 1)
                             ------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
  NET ASSETS:
From operations:
    Net investment
      income (loss)          $    53,213    $     23,614    $    (4,696)   $   (32,811)  $   (526,066)  $   (309,575)  $    138,014
    Net realized gains
      (losses)                  (232,265)        247,353       (162,494)      (255,921)        33,598     (4,006,120)       575,831
    Change in net
      unrealized
      appreciation
      (depreciation) of
      investments                772,069       1,359,370        747,007        188,672      5,865,886      3,685,641      1,704,155
                             ------------------------------------------------------------------------------------------------------
    Increase (decrease)
      in net assets
      from operations            593,017       1,630,337        579,817       (100,060)     5,373,418       (630,054)     2,418,000
                             ------------------------------------------------------------------------------------------------------
From capital
  transactions:
    Net proceeds from
      units sold                 163,277         674,999         38,731        150,061      9,882,513      1,517,225        629,767
    Cost of units
      redeemed                  (846,976)     (2,084,144)      (638,207)      (375,590)    (4,573,898)    (4,826,203)    (1,337,383)
    Annuity benefit
      payments                         0               0              0              0              0              0              0
    Net transfers                426,376       2,380,027       (770,503)       119,765     29,744,683      2,050,847      1,643,040
                             ------------------------------------------------------------------------------------------------------
    Increase (decrease)
      in net assets from
      capital transactions      (257,323)        970,882     (1,369,979)      (105,764)    35,053,298     (1,258,131)       935,424
                             ------------------------------------------------------------------------------------------------------
Increase (decrease) in
  net assets                     335,694       2,601,219       (790,162)      (205,824)    40,426,716     (1,888,185)     3,353,424
Net assets at beginning
  of period                    5,345,355      13,930,099      7,288,167      3,733,305     56,227,175     31,102,195      7,548,327
                             ------------------------------------------------------------------------------------------------------
Net assets at end of
  period                     $ 5,681,049    $ 16,531,318    $ 6,498,005    $ 3,527,481   $ 96,653,891   $ 29,214,010   $ 10,901,751
                             ======================================================================================================
ANALYSIS OF INCREASE
  (DECREASE) IN UNITS
  OUTSTANDING:
Contracts with total
  expenses of 0.85% *:
    Units sold                        44               0              0              0              0              0              0
    Units redeemed                     0               0              0              0              0              0              0
    Units transferred                  0               0              0              0              0              0              0
                             ------------------------------------------------------------------------------------------------------
Increase (decrease) in
  units outstanding                   44               0              0              0              0              0              0
Beginning units                        0             750              0              0              0            174              8
                             ------------------------------------------------------------------------------------------------------
Ending units                          44             750              0              0              0            174              8
                             ======================================================================================================
Contracts with total
  expenses of 0.85% **:
    Units sold                    10,707          44,005          2,216         19,773        689,888        205,730         18,646
    Units redeemed               (39,157)        (56,727)       (65,488)       (46,114)      (322,299)       (98,000)        (8,889)
    Units transferred             61,437         136,881        (70,368)        13,508      2,042,223        442,883         40,330
                             ------------------------------------------------------------------------------------------------------
Increase (decrease) in
  units outstanding               32,987         124,159       (133,640)       (12,833)     2,409,812        550,613         50,087
Beginning units                  259,738         748,220        805,399        441,724      3,949,893      1,063,200        108,473
                             ------------------------------------------------------------------------------------------------------
Ending units                     292,725         872,379        671,759        428,891      6,359,705      1,613,813        158,560
                             ======================================================================================================
Contracts with total
  expenses of 1.10%:
    Units sold                     3,008           3,967          2,451              0         45,400         12,185          2,163
    Units redeemed                     0          (3,597)        (8,209)        (1,167)       (15,100)        (2,324)          (337)
    Units transferred                758             662        (22,893)         1,413        163,195         40,277          6,523
                             ------------------------------------------------------------------------------------------------------
Increase (decrease) in
  units outstanding                3,766           1,032        (28,651)           246        193,495         50,138          8,349
Beginning units                   11,443          35,769         91,094         35,097        432,049         93,442          5,621
                             ------------------------------------------------------------------------------------------------------
Ending units                      15,209          36,801         62,443         35,343        625,544        143,580         13,970
                             ======================================================================================================
Contracts with total
  expenses of 1.25% :
    Units sold                     7,296          16,893              0              0              0          7,129          7,757
    Units redeemed               (57,522)       (117,917)             0              0              0       (247,761)       (58,532)
    Units transferred              1,797          68,733              0              0              0        (61,472)        28,829
                             ------------------------------------------------------------------------------------------------------
Increase (decrease) in
  units outstanding              (48,429)        (32,291)             0              0              0       (302,104)       (21,946)
Beginning units                  390,108         583,393              0              0              0      1,418,311        341,188
                             ------------------------------------------------------------------------------------------------------
Ending units                     341,679         551,102              0              0              0      1,116,207        319,242
                             ======================================================================================================

*     Offered in Polaris Plus product.

**    Offered in Polaris II Asset Manager and Polaris II A-Class products.

***   For the period from October 4, 2004 (inception) to April 30, 2005


                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2005
                                   (Continued)


                                                          Small Company      SunAmerica                            Telecom
                                                              Value           Balanced          Technology         Utility
                                                            Portfolio        Portfolio          Portfolio         Portfolio
                                                            (Class 1)        (Class 1)          (Class 1)         (Class 1)
                                                        -------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                         $    (122,372)    $     180,265     $      (2,394)    $     137,498

   Net realized gains (losses)                                583,113        (3,306,941)          (27,705)         (374,219)
   Change in net unrealized appreciation
       (depreciation) of investments                          868,854         4,874,152            12,016           784,358
                                                        -------------------------------------------------------------------
   Increase (decrease) in net assets from operations        1,329,595         1,747,476           (18,083)          547,637
                                                        -------------------------------------------------------------------

From capital transactions:
       Net proceeds from units sold                           257,132           696,597            13,775            25,471
       Cost of units redeemed                              (1,666,934)      (10,285,933)           (5,742)         (668,478)
       Annuity benefit payments                                     0                 0                 0                 0
       Net transfers                                          639,979        (1,663,666)           35,062            27,257
                                                        -------------------------------------------------------------------
   Increase (decrease) in net assets from capital
       transactions                                          (769,823)      (11,253,002)           43,095          (615,750)
                                                        -------------------------------------------------------------------
Increase (decrease) in net assets                             559,772        (9,505,526)           25,012           (68,113)
Net assets at beginning of period                           8,786,020        57,607,133           264,982         3,674,204
                                                        -------------------------------------------------------------------
Net assets at end of period                             $   9,345,792     $  48,101,607     $     289,994     $   3,606,091
                                                        ===================================================================
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
   Units sold                                                       0                 0                 0                44
   Units redeemed                                                   0              (207)                0                 0
   Units transferred                                                0                 0                 0                 0
                                                        -------------------------------------------------------------------
Increase (decrease) in units outstanding                            0              (207)                0                44
Beginning units                                                   427               837                 0                15
                                                        -------------------------------------------------------------------
Ending units                                                      427               630                 0                59
                                                        ===================================================================

Contracts with total expenses of 0.85% **:
   Units sold                                                       0            54,370             6,779                 4
   Units redeemed                                                   0           (64,021)           (2,706)           (5,591)
   Units transferred                                                0            17,473            13,649             4,726
                                                        -------------------------------------------------------------------
Increase (decrease) in units outstanding                            0             7,822            17,722              (861)
Beginning units                                                     0           530,846           108,335            40,778
                                                        -------------------------------------------------------------------
Ending units                                                        0           538,668           126,057            39,917
                                                        ===================================================================

Contracts with total expenses of 1.10%:
   Units sold                                                       0                 0                 0                 0
   Units redeemed                                                   0            (5,061)             (111)                0
   Units transferred                                                0             8,109             1,126               227
                                                        -------------------------------------------------------------------
Increase (decrease) in units outstanding                            0             3,048             1,015               227
Beginning units                                                     0            27,544            13,639             4,149
                                                        -------------------------------------------------------------------
Ending units                                                        0            30,592            14,654             4,376
                                                        ===================================================================

Contracts with total expenses of 1.25% :
   Units sold                                                  12,860            15,942                 0             2,210
   Units redeemed                                             (83,395)         (660,961)                0           (55,673)
   Units transferred                                           32,278          (129,056)                0              (983)
                                                        -------------------------------------------------------------------
Increase (decrease) in units outstanding                      (38,257)         (774,075)                0           (54,446)
Beginning units                                               494,691         3,723,491                 0           330,953
                                                        -------------------------------------------------------------------
Ending units                                                  456,434         2,949,416                 0           276,507
                                                        ===================================================================

                                                            Worldwide                           Emerging
                                                           High Income        Comstock           Growth
                                                            Portfolio         Portfolio         Portfolio
                                                            (Class 1)        (Class II)        (Class II)
                                                        -------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                         $     226,435     $     343,195     $     (56,950)

   Net realized gains (losses)                                (91,718)        3,899,186            31,713
   Change in net unrealized appreciation
       (depreciation) of investments                          209,145         4,235,788            70,516
                                                        -------------------------------------------------
   Increase (decrease) in net assets from operations          343,862         8,478,169            45,279
                                                        -------------------------------------------------

From capital transactions:
       Net proceeds from units sold                           469,270        21,289,649           860,562
       Cost of units redeemed                                (867,446)       (4,871,831)         (594,712)
       Annuity benefit payments                                     0                 0                 0
       Net transfers                                        1,384,736        45,257,144         1,261,129
                                                        -------------------------------------------------
   Increase (decrease) in net assets from capital
       transactions                                           986,560        61,674,962         1,526,979
                                                        -------------------------------------------------
Increase (decrease) in net assets                           1,330,422        70,153,131         1,572,258
Net assets at beginning of period                           3,688,752        53,666,882         5,481,963
                                                        -------------------------------------------------
Net assets at end of period                             $   5,019,174     $ 123,820,013     $   7,054,221
                                                        =================================================
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
   Units sold                                                       0                 0                 0
   Units redeemed                                                   0                 0                 0
   Units transferred                                                0                 0                 0
                                                        -------------------------------------------------
Increase (decrease) in units outstanding                            0                 0                 0
Beginning units                                                     0                 0                 0
                                                        -------------------------------------------------
Ending units                                                        0                 0                 0
                                                        =================================================

Contracts with total expenses of 0.85% **:
   Units sold                                                  35,302         1,714,056            89,427
   Units redeemed                                             (17,330)         (390,905)          (55,478)
   Units transferred                                           97,487         3,650,551           136,590
                                                        -------------------------------------------------
Increase (decrease) in units outstanding                      115,459         4,973,702           170,539
Beginning units                                               126,343         4,509,831           568,055
                                                        -------------------------------------------------
Ending units                                                  241,802         9,483,533           738,594
                                                        =================================================

Contracts with total expenses of 1.10%:
   Units sold                                                     348           131,536             9,836
   Units redeemed                                              (5,427)          (31,974)          (13,058)
   Units transferred                                            7,367           283,910             8,941
                                                        -------------------------------------------------
Increase (decrease) in units outstanding                        2,288           383,472             5,719
Beginning units                                                14,716           462,772            76,046
                                                        -------------------------------------------------
Ending units                                                   17,004           846,244            81,765
                                                        =================================================

Contracts with total expenses of 1.25% :
   Units sold                                                   1,611                 0                 0
   Units redeemed                                             (31,798)                0                 0
   Units transferred                                            5,554                 0                 0
                                                        -------------------------------------------------
Increase (decrease) in units outstanding                      (24,633)                0                 0
Beginning units                                               118,994                 0                 0
                                                        -------------------------------------------------
Ending units                                                   94,361                 0                 0
                                                        =================================================


* Offered in Polaris Plus product.

** Offered in Polaris II Asset Manager and Polaris II A-Class products.


                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2005
                                   (Continued)

                                                             Growth            Growth                             Asset
                                                           and Income        and Income       Mid-Cap Value     Allocation
                                                            Portfolio         Portfolio         Portfolio          Fund
                                                           (Class II)        (Class VC)        (Class VC)        (Class 2)
                                                        -------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                         $     186,483     $      44,657     $    (277,450)    $   1,138,383

   Net realized gains (losses)                              2,073,384           782,049           859,510            20,285
   Change in net unrealized appreciation
       (depreciation) of investments                        4,444,668         3,667,498         3,708,013         3,715,934
                                                        -------------------------------------------------------------------
   Increase (decrease) in net assets from operations        6,704,535         4,494,204         4,290,073         4,874,602
                                                        -------------------------------------------------------------------

From capital transactions:
       Net proceeds from units sold                        15,669,020        15,892,732        14,895,030        24,819,057
       Cost of units redeemed                              (3,064,973)       (4,488,083)       (2,834,761)       (5,961,979)
       Annuity benefit payments                                     0                 0                 0                 0
       Net transfers                                       32,051,774        37,263,206        25,754,469        52,070,232
                                                        -------------------------------------------------------------------
   Increase (decrease) in net assets from capital
       transactions                                        44,655,821        48,667,855        37,814,738        70,927,310
                                                        -------------------------------------------------------------------
Increase (decrease) in net assets                          51,360,356        53,162,059        42,104,811        75,801,912
Net assets at beginning of period                          36,998,962        48,589,564        28,866,718        59,677,489
                                                        -------------------------------------------------------------------
Net assets at end of period                             $  88,359,318     $ 101,751,623     $  70,971,529     $ 135,479,401
                                                        ===================================================================
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
   Units sold                                                       0                 0                 0                 0
   Units redeemed                                                   0                 0                 0                 0
   Units transferred                                                0                 0                 0                 0
                                                        -------------------------------------------------------------------
Increase (decrease) in units outstanding                            0                 0                 0                 0
Beginning units                                                     0                 0                 0                 0
                                                        -------------------------------------------------------------------
Ending units                                                        0                 0                 0                 0
                                                        ===================================================================

Contracts with total expenses of 0.85% **:
   Units sold                                               1,218,039         1,351,530         1,178,524         1,828,263
   Units redeemed                                            (226,126)         (350,966)         (213,895)         (410,582)
   Units transferred                                        2,471,098         3,123,054         1,967,314         3,706,981
                                                        -------------------------------------------------------------------
Increase (decrease) in units outstanding                    3,463,011         4,123,618         2,931,943         5,124,662
Beginning units                                             2,967,167         4,090,198         2,311,323         4,341,675
                                                        -------------------------------------------------------------------
Ending units                                                6,430,178         8,213,816         5,243,266         9,466,337
                                                        ===================================================================

Contracts with total expenses of 1.10%:

   Units sold                                                  91,448            79,559            65,902            89,345
   Units redeemed                                             (27,902)          (49,242)          (21,806)          (46,734)
   Units transferred                                          198,598           233,885           182,661           314,974
                                                        -------------------------------------------------------------------
Increase (decrease) in units outstanding                      262,144           264,202           226,757           357,585
Beginning units                                               313,207           472,794           287,550           457,726
                                                        -------------------------------------------------------------------
Ending units                                                  575,351           736,996           514,307           815,311
                                                        ===================================================================

Contracts with total expenses of 1.25% :
   Units sold                                                       0                 0                 0                 0
   Units redeemed                                                   0                 0                 0                 0
   Units transferred                                                0                 0                 0                 0
                                                        -------------------------------------------------------------------
Increase (decrease) in units outstanding                            0                 0                 0                 0
Beginning units                                                     0                 0                 0                 0
                                                        -------------------------------------------------------------------
Ending units                                                        0                 0                 0                 0
                                                        ===================================================================

                                                              Global                             Growth-
                                                              Growth           Growth            Income
                                                               Fund             Fund              Fund
                                                            (Class 2)         (Class 2)         (Class 2)
                                                        -------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                         $    (313,646)    $    (615,497)    $      61,652

   Net realized gains (losses)                                  8,931            29,267            55,989
   Change in net unrealized appreciation
       (depreciation) of investments                        3,457,953         5,248,445         4,273,491
                                                        -------------------------------------------------
   Increase (decrease) in net assets from operations        3,153,238         4,662,215         4,391,132
                                                        -------------------------------------------------
From capital transactions:
       Net proceeds from units sold                        17,691,675        24,559,123        43,691,075
       Cost of units redeemed                              (2,451,140)       (5,009,461)       (9,715,249)
       Annuity benefit payments                                     0                 0                 0
       Net transfers                                       33,471,734        42,607,569        79,440,990
                                                        -------------------------------------------------
   Increase (decrease) in net assets from capital
       transactions                                        48,712,269        62,157,231       113,416,816
                                                        -------------------------------------------------

Increase (decrease) in net assets                          51,865,507        66,819,446       117,807,948
Net assets at beginning of period                          26,782,854        52,716,825        98,164,575
                                                        -------------------------------------------------
Net assets at end of period                             $  78,648,361     $ 119,536,271     $ 215,972,523
                                                        =================================================
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
   Units sold                                                       0                 0                 0
   Units redeemed                                                   0                 0                 0
   Units transferred                                                0                 0                 0
                                                        -------------------------------------------------
Increase (decrease) in units outstanding                            0                 0                 0
Beginning units                                                     0                 0                 0
                                                        -------------------------------------------------
Ending units                                                        0                 0                 0
                                                        =================================================

Contracts with total expenses of 0.85% **:
   Units sold                                               1,091,019         1,532,159         2,811,271
   Units redeemed                                            (136,047)         (280,341)         (590,123)
   Units transferred                                        2,023,672         2,536,349         4,933,681
                                                        -------------------------------------------------
Increase (decrease) in units outstanding                    2,978,644         3,788,167         7,154,829
Beginning units                                             1,616,933         3,076,002         6,182,253
                                                        -------------------------------------------------
Ending units                                                4,595,577         6,864,169        13,337,082
                                                        =================================================

Contracts with total expenses of 1.10%:

   Units sold                                                  53,135            64,065           133,618
   Units redeemed                                             (21,283)          (41,047)          (59,461)
   Units transferred                                          133,583           224,966           418,369
                                                        -------------------------------------------------
Increase (decrease) in units outstanding                      165,435           247,984           492,526
Beginning units                                               189,446           439,457           642,993
                                                        -------------------------------------------------
Ending units                                                  354,881           687,441         1,135,519
                                                        =================================================

Contracts with total expenses of 1.25% :
   Units sold                                                       0                 0                 0
   Units redeemed                                                   0                 0                 0
   Units transferred                                                0                 0                 0
                                                        -------------------------------------------------
Increase (decrease) in units outstanding                            0                 0                 0
Beginning units                                                     0                 0                 0
                                                        -------------------------------------------------
Ending units                                                        0                 0                 0
                                                        =================================================


* Offered in Polaris Plus product.

** Offered in Polaris II Asset Manager and Polaris II A-Class products.


                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2004

                                                                                             Government
                                                             Asset          Capital             and
                                                          Allocation      Appreciation      Quality Bond        Growth
                                                           Portfolio        Portfolio        Portfolio        Portfolio
                                                           (Class 1)        (Class 1)        (Class 1)        (Class 1)
                                                        ---------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                         $    337,784     $   (610,197)    $  1,988,497     $   (212,822)
   Net realized gains (losses) from
       securities transactions                               (28,909)      (1,475,900)       1,342,618         (680,020)
   Change in net unrealized appreciation
       (depreciation) of investments                       2,102,596       12,638,503       (3,424,294)       7,699,793
                                                        ---------------------------------------------------------------
   Increase (decrease) in net assets from operations       2,411,471       10,552,406          (93,179)       6,806,951
                                                        ---------------------------------------------------------------

From capital transactions:
       Net proceeds from units sold                          590,359        8,790,245        5,781,551        5,302,527
       Cost of units redeemed                             (1,068,022)      (3,821,092)      (6,609,434)      (2,220,914)
       Annuity benefit payments                               (1,151)          (1,739)         (12,310)          (1,372)
       Net transfers                                       3,057,288        7,357,759         (120,127)       5,863,975
                                                        ---------------------------------------------------------------
   Increase (decrease) in net assets from capital
       transactions                                        2,578,474       12,325,173         (960,320)       8,944,216
                                                        ---------------------------------------------------------------

Increase (decrease) in net assets                          4,989,945       22,877,579       (1,053,499)      15,751,167
Net assets at beginning of period                         12,636,500       45,411,415       69,894,786       27,512,769
                                                        ---------------------------------------------------------------
Net assets at end of period                             $ 17,626,445     $ 68,288,994     $ 68,841,287     $ 43,263,936
                                                        ===============================================================

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
   Units sold                                                      0                0                0                0
   Units redeemed                                                  0             (872)             (62)               0
   Units transferred                                               0                0              (89)               0
                                                        ---------------------------------------------------------------
Increase (decrease) in units outstanding                           0             (872)            (151)               0
Beginning units                                                    0            2,897              326            1,707
                                                        ---------------------------------------------------------------
Ending units                                                       0            2,025              175            1,707
                                                        ===============================================================

Contracts with total expenses of 0.85% **:
   Units sold                                                 34,077          685,702          404,488          467,040
   Units redeemed                                             (6,988)        (182,138)        (182,933)         (84,501)
   Units transferred                                          51,382          602,436          391,068          533,512
                                                        ---------------------------------------------------------------
Increase (decrease) in units outstanding                      78,471        1,106,000          612,623          916,051
Beginning units                                              246,399        2,242,839        1,104,627        1,319,642
                                                        ---------------------------------------------------------------
Ending units                                                 324,870        3,348,839        1,717,250        2,235,693
                                                        ===============================================================

Contracts with total expenses of 1.10%:
   Units sold                                                  1,348           82,082           20,996           62,796
   Units redeemed                                                  0           (6,778)            (699)          (9,231)
   Units transferred                                         (13,655)          70,754           46,714           47,546
                                                        ---------------------------------------------------------------
Increase (decrease) in units outstanding                     (12,307)         146,058           67,011          101,111
Beginning units                                               24,587          193,637           71,303           97,032
                                                        ---------------------------------------------------------------
Ending units                                                  12,280          339,695          138,314          198,143
                                                        ===============================================================

Contracts with total expenses of 1.25% :
   Units sold                                                 10,200           21,004           18,338           11,865
   Units redeemed                                            (49,216)         (57,020)        (252,319)         (53,526)
   Units transferred                                         130,332           13,009         (342,189)          17,531
                                                        ---------------------------------------------------------------
Increase (decrease) in units outstanding                      91,316          (23,007)        (576,170)         (24,130)
Beginning units                                              571,196          872,982        3,259,053          767,232
                                                        ---------------------------------------------------------------
Ending units                                                 662,512          849,975        2,682,883          743,102
                                                        ===============================================================

                                                           Aggressive        Alliance        Blue Chip
                                                             Growth           Growth          Growth
                                                           Portfolio        Portfolio        Portfolio
                                                           (Class 1)        (Class 1)        (Class 1)
                                                        ----------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                         $   (138,437)    $   (731,137)    $     (6,844)
   Net realized gains (losses) from
       securities transactions                            (1,502,162)      (6,038,505)          (9,549)
   Change in net unrealized appreciation
       (depreciation) of investments                       3,765,590       15,340,078          151,601
                                                        ----------------------------------------------
   Increase (decrease) in net assets from operations       2,124,991        8,570,436          135,208
                                                        ----------------------------------------------

From capital transactions:
       Net proceeds from units sold                          434,678        1,096,211          263,204
       Cost of units redeemed                               (538,907)      (4,797,750)        (216,917)
       Annuity benefit payments                                    0           (4,395)               0
       Net transfers                                         137,309       (1,702,281)         139,540
                                                        ----------------------------------------------
   Increase (decrease) in net assets from capital
       transactions                                           33,080       (5,408,215)         185,827
                                                        ----------------------------------------------

Increase (decrease) in net assets                          2,158,071        3,162,221          321,035
Net assets at beginning of period                          9,544,290       72,130,071          759,737
                                                        ----------------------------------------------
Net assets at end of period                             $ 11,702,361     $ 75,292,292     $  1,080,772
                                                        ==============================================

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
   Units sold                                                      0                0                0
   Units redeemed                                                  0                0                0
   Units transferred                                              22               22                0
                                                        ----------------------------------------------
Increase (decrease) in units outstanding                          22               22                0
Beginning units                                                  288            1,984                0
                                                        ----------------------------------------------
Ending units                                                     310            2,006                0
                                                        ==============================================

Contracts with total expenses of 0.85% **:
   Units sold                                                 29,705           44,965           43,805
   Units redeemed                                             (7,135)        (147,225)         (40,419)
   Units transferred                                          15,529         (250,191)          19,280
                                                        ----------------------------------------------
Increase (decrease) in units outstanding                      38,099         (352,451)          22,666
Beginning units                                              142,222        2,297,444          155,299
                                                        ----------------------------------------------
Ending units                                                 180,321        1,944,993          177,965
                                                        ==============================================

Contracts with total expenses of 1.10%:

   Units sold                                                  1,139            6,833            6,823
   Units redeemed                                                (99)          (1,668)               0
   Units transferred                                           4,725             (783)           6,865
                                                        ----------------------------------------------
Increase (decrease) in units outstanding                       5,765            4,382           13,688
Beginning units                                                6,373          133,969            9,776
                                                        ----------------------------------------------
Ending units                                                  12,138          138,351           23,464
                                                        ==============================================

Contracts with total expenses of 1.25% :
   Units sold                                                 16,181           27,848                0
   Units redeemed                                            (38,015)        (142,698)               0
   Units transferred                                            (739)          (3,344)               0
                                                        ----------------------------------------------
Increase (decrease) in units outstanding                     (22,573)        (118,194)               0
Beginning units                                              812,929        2,424,504                0
                                                        ----------------------------------------------
Ending units                                                 790,356        2,306,310                0
                                                        ==============================================


* Offered in Polaris Plus product.

** Offered in Polaris II Asset Manager and Polaris II A-Class products.


                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2004
                                   (Continued)


                                                             Cash           Corporate      Davis Venture      "Dogs" of
                                                          Management          Bond             Value         Wall Street
                                                           Portfolio        Portfolio        Portfolio        Portfolio
                                                           (Class 1)        (Class 1)        (Class 1)        (Class 1)
                                                        ---------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                         $    201,531     $    954,720     $   (146,338)    $     94,332
   Net realized gains (losses) from
       securities transactions                              (230,123)         120,494         (438,945)          30,486
   Change in net unrealized appreciation
       (depreciation) of investments                        (108,399)          95,091       16,859,323        1,428,547
                                                        ---------------------------------------------------------------
   Increase (decrease) in net assets from operations        (136,991)       1,170,305       16,274,040        1,553,365
                                                        ---------------------------------------------------------------

From capital transactions:
       Net proceeds from units sold                        3,846,934        4,037,488        5,995,465          135,015
       Cost of units redeemed                             (3,373,206)      (1,184,940)      (3,876,364)        (520,626)
       Annuity benefit payments                               (6,721)            (295)          (1,570)            (113)
       Net transfers                                      (4,377,252)       7,752,602        7,371,977         (183,272)
                                                        ---------------------------------------------------------------
   Increase (decrease) in net assets from capital
       transactions                                       (3,910,245)      10,604,855        9,489,508         (568,996)
                                                        ---------------------------------------------------------------

Increase (decrease) in net assets                         (4,047,236)      11,775,160       25,763,548          984,369
Net assets at beginning of period                         24,491,587       16,712,027       51,742,583        6,528,585
                                                        ---------------------------------------------------------------
Net assets at end of period                             $ 20,444,351     $ 28,487,187     $ 77,506,131     $  7,512,954
                                                        ===============================================================

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
   Units sold                                                      0                0                0                0
   Units redeemed                                                  0                0                0                0
   Units transferred                                               0                0              (38)               8
                                                        ---------------------------------------------------------------
Increase (decrease) in units outstanding                           0                0              (38)               8
Beginning units                                                3,497                0            1,413                0
                                                        ---------------------------------------------------------------
Ending units                                                   3,497                0            1,375                8
                                                        ===============================================================

Contracts with total expenses of 0.85% **:
   Units sold                                                300,000          277,167          412,546            4,959
   Units redeemed                                           (105,241)         (34,850)        (227,955)         (14,979)
   Units transferred                                        (140,885)         545,479          482,844           (3,435)
                                                        ---------------------------------------------------------------
Increase (decrease) in units outstanding                      53,874          787,796          667,435          (13,455)
Beginning units                                              321,915          428,783        3,552,389           74,185
                                                        ---------------------------------------------------------------
Ending units                                                 375,789        1,216,579        4,219,824           60,730
                                                        ===============================================================

Contracts with total expenses of 1.10%:
   Units sold                                                  1,742           24,697           91,206            2,835
   Units redeemed                                            (16,150)            (674)          (4,763)               0
   Units transferred                                          15,147           56,227           70,137           (5,650)
                                                        ---------------------------------------------------------------
Increase (decrease) in units outstanding                         739           80,250          156,580           (2,815)
Beginning units                                               43,742           62,702          274,799           11,035
                                                        ---------------------------------------------------------------
Ending units                                                  44,481          142,952          431,379            8,220
                                                        ===============================================================

Contracts with total expenses of 1.25% :
   Units sold                                                 41,326            5,466           20,642            4,752
   Units redeemed                                           (155,603)         (43,950)         (54,239)         (34,862)
   Units transferred                                        (228,808)          (5,746)          57,169           (8,526)
                                                        ---------------------------------------------------------------
Increase (decrease) in units outstanding                    (343,085)         (44,230)          23,572          (38,636)
Beginning units                                            1,553,588          679,219          837,110          647,923
                                                        ---------------------------------------------------------------
Ending units                                               1,210,503          634,989          860,682          609,287
                                                        ===============================================================

                                                           Emerging          Equity           Equity
                                                            Markets          Income            Index
                                                           Portfolio        Portfolio        Portfolio
                                                           (Class 1)        (Class 1)        (Class 1)
                                                        ----------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                         $    (71,342)    $     22,955     $   (100,980)
   Net realized gains (losses) from
       securities transactions                               438,086           19,348         (921,123)
   Change in net unrealized appreciation
       (depreciation) of investments                       1,644,330        1,330,386        8,407,210
                                                        ----------------------------------------------
   Increase (decrease) in net assets from operations       2,011,074        1,372,689        7,385,107
                                                        ----------------------------------------------

From capital transactions:
       Net proceeds from units sold                           84,156           90,688          194,651
       Cost of units redeemed                               (417,262)        (459,572)      (2,712,708)
       Annuity benefit payments                                 (373)            (504)          (7,307)
       Net transfers                                       1,481,679          700,908          933,651
                                                        ----------------------------------------------
   Increase (decrease) in net assets from capital
       transactions                                        1,148,200          331,520       (1,591,713)
                                                        ----------------------------------------------
Increase (decrease) in net assets                          3,159,274        1,704,209        5,793,394
Net assets at beginning of period                          3,999,291        6,804,963       36,310,699
                                                        ----------------------------------------------
Net assets at end of period                             $  7,158,565     $  8,509,172     $ 42,104,093
                                                        ==============================================

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
   Units sold                                                      0                0                0
   Units redeemed                                                  0                0                0
   Units transferred                                               0                0                0
                                                        ----------------------------------------------
Increase (decrease) in units outstanding                           0                0                0
Beginning units                                                    0                0                0
                                                        ----------------------------------------------
Ending units                                                       0                0                0
                                                        ==============================================

Contracts with total expenses of 0.85% **:
   Units sold                                                  3,272                0                0
   Units redeemed                                            (14,438)               0                0
   Units transferred                                         (10,221)               0                0
                                                        ----------------------------------------------
Increase (decrease) in units outstanding                     (21,387)               0                0
Beginning units                                              102,396                0                0
                                                        ----------------------------------------------
Ending units                                                  81,009                0                0
                                                        ==============================================

Contracts with total expenses of 1.10%:

   Units sold                                                      0                0                0
   Units redeemed                                                (80)               0                0
   Units transferred                                          (4,602)               0                0
                                                        ----------------------------------------------
Increase (decrease) in units outstanding                      (4,682)               0                0
Beginning units                                               10,925                0                0
                                                        ----------------------------------------------
Ending units                                                   6,243                0                0
                                                        ==============================================

Contracts with total expenses of 1.25% :
   Units sold                                                  5,349            8,713           23,818
   Units redeemed                                            (31,690)         (44,553)        (341,827)
   Units transferred                                         187,980           69,678          113,966
                                                        ----------------------------------------------
Increase (decrease) in units outstanding                     161,639           33,838         (204,043)
Beginning units                                              518,892          758,827        5,344,702
                                                        ----------------------------------------------
Ending units                                                 680,531          792,665        5,140,659
                                                        ==============================================

* Offered in Polaris Plus product.

** Offered in Polaris II Asset Manager and Polaris II A-Class products.


                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2004
                                   (Continued)

                                                           Federated                                          Goldman
                                                           American          Global           Global           Sachs
                                                            Leaders           Bond           Equities         Research
                                                           Portfolio        Portfolio        Portfolio        Portfolio
                                                           (Class 1)        (Class 1)        (Class 1)        (Class 1)
                                                        ---------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                         $     53,261     $   (107,467)    $    (98,425)    $     (5,710)
   Net realized gains (losses) from
       securities transactions                               (90,710)          33,013       (1,076,463)         (11,867)
   Change in net unrealized appreciation
       (depreciation) of investments                       2,723,836          138,270        3,154,553          137,813
                                                        ---------------------------------------------------------------
   Increase (decrease) in net assets from operations       2,686,387           63,816        1,979,665          120,236
                                                        ---------------------------------------------------------------

From capital transactions:
       Net proceeds from units sold                        1,574,605          396,664          152,976          209,821
       Cost of units redeemed                               (838,292)        (583,601)        (826,379)         (45,311)
       Annuity benefit payments                                 (101)          (2,146)             (66)               0
       Net transfers                                       1,556,431          193,832         (324,384)          80,507
                                                        ---------------------------------------------------------------
   Increase (decrease) in net assets from capital
       transactions                                        2,292,643            4,749         (997,853)         245,017
                                                        ---------------------------------------------------------------

Increase (decrease) in net assets                          4,979,030           68,565          981,812          365,253
Net assets at beginning of period                         10,910,210        9,012,858       10,038,817          455,203
                                                        ---------------------------------------------------------------
Net assets at end of period                             $ 15,889,240     $  9,081,423     $ 11,020,629     $    820,456
                                                        ===============================================================

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
   Units sold                                                      0                0                0                0
   Units redeemed                                                  0                0                0                0
   Units transferred                                               0                0                0                0
                                                        ---------------------------------------------------------------
Increase (decrease) in units outstanding                           0                0                0                0
Beginning units                                                    0                0              212                0
                                                        ---------------------------------------------------------------
Ending units                                                       0                0              212                0
                                                        ===============================================================

Contracts with total expenses of 0.85% **:
   Units sold                                                145,965           25,291           10,166           32,267
   Units redeemed                                            (38,003)          (4,145)         (27,355)          (7,182)
   Units transferred                                         165,220           45,965          (71,383)          15,453
                                                        ---------------------------------------------------------------
Increase (decrease) in units outstanding                     273,182           67,111          (88,572)          40,538
Beginning units                                              560,019           74,019          477,240           76,812
                                                        ---------------------------------------------------------------
Ending units                                                 833,201          141,130          388,668          117,350
                                                        ===============================================================

Contracts with total expenses of 1.10% :

   Units sold                                                  8,695            1,418                0            1,536
   Units redeemed                                             (1,508)            (122)          (1,807)               0
   Units transferred                                          12,309            3,608               (3)          (1,373)
                                                        ---------------------------------------------------------------
Increase (decrease) in units outstanding                      19,496            4,904           (1,810)             163
Beginning units                                               24,706            6,954            9,781           10,045
                                                        ---------------------------------------------------------------
Ending units                                                  44,202           11,858            7,971           10,208
                                                        ===============================================================

Contracts with total expenses of 1.25% :
   Units sold                                                  4,609            4,097            5,290                0
   Units redeemed                                            (29,437)         (31,291)         (41,736)               0
   Units transferred                                          (9,399)         (24,904)           8,129                0
                                                        ---------------------------------------------------------------
Increase (decrease) in units outstanding                     (34,227)         (52,098)         (28,317)               0
Beginning units                                              463,108          476,778          550,495                0
                                                        ---------------------------------------------------------------
Ending units                                                 428,881          424,680          522,178                0
                                                        ===============================================================

                                                            Growth-           Growth        High-Yield
                                                            Income        Opportunities        Bond
                                                           Portfolio        Portfolio        Portfolio
                                                           (Class 1)        (Class 1)        (Class 1)
                                                        ----------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                         $   (169,486)    $     (2,146)    $    525,284
   Net realized gains (losses) from
       securities transactions                            (2,260,869)         (78,207)        (386,288)
   Change in net unrealized appreciation
       (depreciation) of investments                      14,087,287          115,746        1,344,220
                                                        ----------------------------------------------
   Increase (decrease) in net assets from operations      11,656,932           35,393        1,483,216
                                                        ----------------------------------------------

From capital transactions:
       Net proceeds from units sold                          972,749           16,651        1,067,256
       Cost of units redeemed                             (4,559,158)          (4,374)        (647,795)
       Annuity benefit payments                               (6,250)               0              (62)
       Net transfers                                        (830,715)          35,140        2,949,757
                                                        ----------------------------------------------
   Increase (decrease) in net assets from capital
       transactions                                       (4,423,374)          47,417        3,369,156
                                                        ----------------------------------------------

Increase (decrease) in net assets                          7,233,558           82,810        4,852,372
Net assets at beginning of period                         61,581,722          175,830        7,178,636
                                                        ----------------------------------------------
Net assets at end of period                             $ 68,815,280     $    258,640     $ 12,031,008
                                                        ==============================================

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
   Units sold                                                      0                0                0
   Units redeemed                                                  0                0                0
   Units transferred                                              16                0                0
                                                        ----------------------------------------------
Increase (decrease) in units outstanding                          16                0                0
Beginning units                                                  647                0                0
                                                        ----------------------------------------------
Ending units                                                     663                0                0
                                                        ==============================================

Contracts with total expenses of 0.85% **:
   Units sold                                                 39,349            1,466           87,692
   Units redeemed                                           (114,780)          (1,018)         (24,679)
   Units transferred                                        (148,184)           6,465          256,949
                                                        ----------------------------------------------
Increase (decrease) in units outstanding                    (223,615)           6,913          319,962
Beginning units                                            1,743,668           48,013          267,960
                                                        ----------------------------------------------
Ending units                                               1,520,053           54,926          587,922
                                                        ==============================================

Contracts with total expenses of 1.10% :

   Units sold                                                  1,147            2,021           11,470
   Units redeemed                                            (10,584)               0             (543)
   Units transferred                                          (1,873)           1,218           17,155
                                                        ----------------------------------------------
Increase (decrease) in units outstanding                     (11,310)           3,239           28,082
Beginning units                                              109,068              317           18,202
                                                        ----------------------------------------------
Ending units                                                  97,758            3,556           46,284
                                                        ==============================================

Contracts with total expenses of 1.25% :
   Units sold                                                 24,809                0            3,429
   Units redeemed                                           (139,131)               0          (26,530)
   Units transferred                                          13,556                0           11,586
                                                        ----------------------------------------------
Increase (decrease) in units outstanding                    (100,766)               0          (11,515)
Beginning units                                            2,202,766                0          352,067
                                                        ----------------------------------------------
Ending units                                               2,102,000                0          340,552
                                                        ==============================================


* Offered in Polaris Plus product.

** Offered in Polaris II Asset Manager and Polaris II A-Class products.


                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2004
                                   (Continued)

                                                        International                                 MFS
                                                         Diversified         International       Massachusetts         MFS Mid-
                                                           Equities        Growth and Income    Investors Trust       Cap Growth
                                                          Portfolio            Portfolio           Portfolio          Portfolio
                                                          (Class 1)            (Class 1)           (Class 1)          (Class 1)
                                                       -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                           $    134,803       $     33,489       $     (5,520)      $    (30,717)
   Net realized gains (losses) from
       securities transactions                                (741,829)          (955,176)          (290,674)          (489,338)
   Change in net unrealized appreciation
       (depreciation) of investments                         1,820,709          4,930,614          1,319,634          1,464,414
                                                          ---------------------------------------------------------------------
   Increase (decrease) in net assets from operations         1,213,683          4,008,927          1,023,440            944,359
                                                          ---------------------------------------------------------------------

From capital transactions:
       Net proceeds from units sold                            254,844            354,005            221,870            170,382
       Cost of units redeemed                                 (275,656)          (986,218)          (619,260)          (322,466)
       Annuity benefit payments                                   (653)              (839)                 0                  0
       Net transfers                                           497,146           (180,498)          (319,326)           100,287
                                                          ---------------------------------------------------------------------
   Increase (decrease) in net assets from capital
       transactions                                            475,681           (813,550)          (716,716)           (51,797)
                                                          ---------------------------------------------------------------------

Increase (decrease) in net assets                            1,689,364          3,195,377            306,724            892,562
Net assets at beginning of period                            3,655,991         10,734,722          6,981,443          2,840,743
                                                          ---------------------------------------------------------------------
Net assets at end of period                               $  5,345,355       $ 13,930,099       $  7,288,167       $  3,733,305
                                                          =====================================================================
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
   Units sold                                                        0                  0                  0                  0
   Units redeemed                                                    0                  0                  0                  0
   Units transferred                                                 0                 82                  0                  0
                                                          ---------------------------------------------------------------------
Increase (decrease) in units outstanding                             0                 82                  0                  0
Beginning units                                                      0                668                  0                  0
                                                          ---------------------------------------------------------------------
Ending units                                                         0                750                  0                  0
                                                          =====================================================================

Contracts with total expenses of 0.85% **:
   Units sold                                                   20,556             20,902             12,622             22,074
   Units redeemed                                              (14,236)           (79,443)           (67,256)           (42,056)
   Units transferred                                            49,087            (31,024)           (42,042)            12,472
                                                          ---------------------------------------------------------------------
Increase (decrease) in units outstanding                        55,407            (89,565)           (96,676)            (7,510)
Beginning units                                                204,331            837,785            902,075            449,234
                                                          ---------------------------------------------------------------------
Ending units                                                   259,738            748,220            805,399            441,724
                                                          =====================================================================

Contracts with total expenses of 1.10%:

   Units sold                                                   10,508              4,813             13,952                755
   Units redeemed                                                    0             (1,327)           (12,268)              (858)
   Units transferred                                              (615)                 5               (841)             1,452
                                                          ---------------------------------------------------------------------
Increase (decrease) in units outstanding                         9,893              3,491                843              1,349
Beginning units                                                  1,550             32,278             90,251             33,748
                                                          ---------------------------------------------------------------------
Ending units                                                    11,443             35,769             91,094             35,097
                                                          =====================================================================

Contracts with total expenses of 1.25% :
   Units sold                                                    8,536             11,609                  0                  0
   Units redeemed                                              (22,289)           (29,093)                 0                  0
   Units transferred                                            25,296             24,237                  0                  0
                                                          ---------------------------------------------------------------------
Increase (decrease) in units outstanding                        11,543              6,753                  0                  0
Beginning units                                                378,565            576,640                  0                  0
                                                          ---------------------------------------------------------------------
Ending units                                                   390,108            583,393                  0                  0
                                                          =====================================================================

                                                                                 Putnam
                                                             MFS Total           Growth:             Real
                                                              Return             Voyager            Estate
                                                             Portfolio          Portfolio          Portfolio
                                                             (Class 1)          (Class 1)          (Class 1)
                                                          --------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                           $  1,360,262       $   (286,821)      $     83,869
   Net realized gains (losses) from
       securities transactions                                  26,387         (3,061,560)           369,665
   Change in net unrealized appreciation
       (depreciation) of investments                         3,366,911          7,545,213            858,830
                                                          --------------------------------------------------
   Increase (decrease) in net assets from operations         4,753,560          4,196,832          1,312,364
                                                          --------------------------------------------------

From capital transactions:
       Net proceeds from units sold                          7,662,083          1,701,746            205,406
       Cost of units redeemed                               (2,526,357)        (2,331,596)          (644,971)
       Annuity benefit payments                                      0             (2,525)                 0
       Net transfers                                        16,887,433           (394,062)         1,207,025
                                                          --------------------------------------------------
   Increase (decrease) in net assets from capital
       transactions                                         22,023,159         (1,026,437)           767,460
                                                          --------------------------------------------------
Increase (decrease) in net assets                           26,776,719          3,170,395          2,079,824
Net assets at beginning of period                           29,450,456         27,931,800          5,468,503
                                                          --------------------------------------------------
Net assets at end of period                               $ 56,227,175       $ 31,102,195       $  7,548,327
                                                          ==================================================

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
   Units sold                                                        0                  0                  0
   Units redeemed                                                    0                  0                  0
   Units transferred                                                 0                  0                  8
                                                          --------------------------------------------------
Increase (decrease) in units outstanding                             0                  0                  8
Beginning units                                                      0                174                  0
                                                          --------------------------------------------------
Ending units                                                         0                174                  8
                                                          ==================================================

Contracts with total expenses of 0.85% **:
   Units sold                                                  535,812            202,723              4,890
   Units redeemed                                             (191,192)           (66,982)           (11,409)
   Units transferred                                         1,214,152            109,991             26,730
                                                          --------------------------------------------------
Increase (decrease) in units outstanding                     1,558,772            245,732             20,211
Beginning units                                              2,391,121            817,468             88,262
                                                          --------------------------------------------------
Ending units                                                 3,949,893          1,063,200            108,473
                                                          ==================================================

Contracts with total expenses of 1.10%:

   Units sold                                                   76,243             41,659                545
   Units redeemed                                              (12,055)            (3,039)               (22)
   Units transferred                                           149,013             32,299              1,179
                                                          --------------------------------------------------
Increase (decrease) in units outstanding                       213,201             70,919              1,702
Beginning units                                                218,848             22,523              3,919
                                                          --------------------------------------------------
Ending units                                                   432,049             93,442              5,621
                                                          ==================================================

Contracts with total expenses of 1.25% :
   Units sold                                                        0              8,823              6,528
   Units redeemed                                                    0           (113,925)           (28,642)
   Units transferred                                                 0            (77,913)            40,620
                                                          --------------------------------------------------
Increase (decrease) in units outstanding                             0           (183,015)            18,506
Beginning units                                                      0          1,601,326            322,682
                                                          --------------------------------------------------
Ending units                                                         0          1,418,311            341,188
                                                          ==================================================

* Offered in Polaris Plus product.

** Offered in Polaris II Asset Manager and Polaris II A-Class products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2004
                                   (Continued)

                                                       Small Company       SunAmerica                          Telecom
                                                            Value           Balanced        Technology         Utility
                                                          Portfolio         Portfolio        Portfolio        Portfolio
                                                          (Class 1)        (Class 1)         (Class 1)        (Class 1)
                                                        ---------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                         $    (96,978)    $    592,944     $     (1,942)    $    182,395
   Net realized gains (losses) from
       securities transactions                                63,620       (2,484,382)         (18,922)        (382,996)
   Change in net unrealized appreciation
       (depreciation) of investments                       2,194,899        7,428,994           33,450          708,701
                                                        ---------------------------------------------------------------
   Increase (decrease) in net assets from operations       2,161,541        5,537,556           12,586          508,100
                                                        ---------------------------------------------------------------

From capital transactions:
       Net proceeds from units sold                          188,078          744,212          106,287           36,653
       Cost of units redeemed                               (532,235)      (5,063,730)         (22,657)        (341,657)
       Annuity benefit payments                                    0           (8,032)               0             (371)
       Net transfers                                         931,371            4,092           47,643          (99,300)
                                                        ---------------------------------------------------------------
   Increase (decrease) in net assets from capital
       transactions                                          587,214       (4,323,458)         131,273         (404,675)
                                                        ---------------------------------------------------------------

Increase (decrease) in net assets                          2,748,755        1,214,098          143,859          103,425
Net assets at beginning of period                          6,037,265       56,393,035          121,123        3,570,779
                                                        ---------------------------------------------------------------
Net assets at end of period                             $  8,786,020     $ 57,607,133     $    264,982     $  3,674,204
                                                        ===============================================================

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
   Units sold                                                      0                0                0                0
   Units redeemed                                                  0                0                0                0
   Units transferred                                              24                0                0               15
                                                        ---------------------------------------------------------------
Increase (decrease) in units outstanding                          24                0                0               15
Beginning units                                                  403              837                0                0
                                                        ---------------------------------------------------------------
Ending units                                                     427              837                0               15
                                                        ===============================================================

Contracts with total expenses of 0.85% **:
   Units sold                                                      0           39,355           41,897                0
   Units redeemed                                                  0          (40,409)          (8,881)         (10,189)
   Units transferred                                               0          (18,447)          16,520          (10,736)
                                                        ---------------------------------------------------------------
Increase (decrease) in units outstanding                           0          (19,501)          49,536          (20,925)
Beginning units                                                    0          550,347           58,799           61,703
                                                        ---------------------------------------------------------------
Ending units                                                       0          530,846          108,335           40,778
                                                        ===============================================================

Contracts with total expenses of 1.10%:
   Units sold                                                      0            1,816            2,372                0
   Units redeemed                                                  0                0             (208)               0
   Units transferred                                               0            1,366            3,513              184
                                                        ---------------------------------------------------------------
Increase (decrease) in units outstanding                           0            3,182            5,677              184
Beginning units                                                    0           24,362            7,962            3,965
                                                        ---------------------------------------------------------------
Ending units                                                       0           27,544           13,639            4,149
                                                        ===============================================================

Contracts with total expenses of 1.25% :
   Units sold                                                 11,911           28,200                0            3,577
   Units redeemed                                            (32,885)        (336,649)               0          (27,957)
   Units transferred                                          57,743            9,575                0           (2,819)
                                                        ---------------------------------------------------------------
Increase (decrease) in units outstanding                      36,769         (298,874)               0          (27,199)
Beginning units                                              457,922        4,022,365                0          358,152
                                                        ---------------------------------------------------------------
Ending units                                                 494,691        3,723,491                0          330,953
                                                        ===============================================================

                                                          Worldwide                           Emerging
                                                         High Income        Comstock           Growth
                                                          Portfolio         Portfolio        Portfolio
                                                          (Class 1)        (Class II)       (Class II)
                                                        ----------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                         $    203,369     $     96,403     $    (32,378)
   Net realized gains (losses) from
       securities transactions                               (46,875)          32,136           24,733
   Change in net unrealized appreciation
       (depreciation) of investments                         100,807        6,005,621          329,740
                                                        ----------------------------------------------
   Increase (decrease) in net assets from operations         257,301        6,134,160          322,095
                                                        ----------------------------------------------

From capital transactions:
       Net proceeds from units sold                          363,207       14,419,151        1,699,265
       Cost of units redeemed                               (135,779)      (1,569,995)        (355,402)
       Annuity benefit payments                                 (113)               0                0
       Net transfers                                         655,439       18,904,698        1,899,858
                                                        ----------------------------------------------
   Increase (decrease) in net assets from capital
       transactions                                          882,754       31,753,854        3,243,721
                                                        ----------------------------------------------

Increase (decrease) in net assets                          1,140,055       37,888,014        3,565,816
Net assets at beginning of period                          2,548,697       15,778,868        1,916,147
                                                        ----------------------------------------------
Net assets at end of period                             $  3,688,752     $ 53,666,882     $  5,481,963
                                                        ==============================================

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
   Units sold                                                      0                0                0
   Units redeemed                                                  0                0                0
   Units transferred                                               0                0                0
                                                        ----------------------------------------------
Increase (decrease) in units outstanding                           0                0                0
Beginning units                                                    0                0                0
                                                        ----------------------------------------------
Ending units                                                       0                0                0
                                                        ==============================================

Contracts with total expenses of 0.85% **:
   Units sold                                                 23,514        1,244,490          185,858
   Units redeemed                                             (5,491)        (143,791)         (40,154)
   Units transferred                                          44,792        1,676,896          200,878
                                                        ----------------------------------------------
Increase (decrease) in units outstanding                      62,815        2,777,595          346,582
Beginning units                                               63,528        1,732,236          221,473
                                                        ----------------------------------------------
Ending units                                                 126,343        4,509,831          568,055
                                                        ==============================================

Contracts with total expenses of 1.10%:
   Units sold                                                  5,602          150,619           12,969
   Units redeemed                                               (122)          (9,310)            (624)
   Units transferred                                           3,185          176,437           23,843
                                                        ----------------------------------------------
Increase (decrease) in units outstanding                       8,665          317,746           36,188
Beginning units                                                6,051          145,026           39,858
                                                        ----------------------------------------------
Ending units                                                  14,716          462,772           76,046
                                                        ==============================================

Contracts with total expenses of 1.25% :
   Units sold                                                  1,411                0                0
   Units redeemed                                             (4,165)               0                0
   Units transferred                                           6,035                0                0
                                                        ----------------------------------------------
Increase (decrease) in units outstanding                       3,281                0                0
Beginning units                                              115,713                0                0
                                                        ----------------------------------------------
Ending units                                                 118,994                0                0
                                                        ==============================================

* Offered in Polaris Plus product.

** Offered in Polaris II Asset Manager and Polaris II A-Class products.


                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2004
                                   (Continued)

                                                            Growth           Growth                            Asset
                                                          and Income       and Income     Mid-Cap Value      Allocation
                                                          Portfolio        Portfolio        Portfolio           Fund
                                                          (Class II)       (Class VC)       (Class VC)       (Class 2)
                                                        ---------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                         $     61,434     $    (47,418)    $    (52,158)    $    409,830
   Net realized gains (losses) from
       securities transactions                                33,034           15,100          225,169           11,076
   Change in net unrealized appreciation
       (depreciation) of investments                       3,237,905        3,788,651        3,331,995        2,180,426
                                                        ---------------------------------------------------------------
   Increase (decrease) in net assets from operations       3,332,373        3,756,333        3,505,006        2,601,332
                                                        ---------------------------------------------------------------

From capital transactions:
       Net proceeds from units sold                       10,542,262       15,226,982        8,517,616       18,379,501
       Cost of units redeemed                             (1,225,681)        (909,326)        (892,965)      (1,458,657)
       Annuity benefit payments                                    0                0                0                0
       Net transfers                                      14,387,745       20,721,105       12,147,944       30,973,474
                                                        ---------------------------------------------------------------
   Increase (decrease) in net assets from capital
       transactions                                       23,704,326       35,038,761       19,772,595       47,894,318
                                                        ---------------------------------------------------------------

Increase (decrease) in net assets                         27,036,699       38,795,094       23,277,601       50,495,650
Net assets at beginning of period                          9,962,263        9,794,470        5,589,117        9,181,839
                                                        ---------------------------------------------------------------
Net assets at end of period                             $ 36,998,962     $ 48,589,564     $ 28,866,718     $ 59,677,489
                                                        ===============================================================

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
   Units sold                                                      0                0                0                0
   Units redeemed                                                  0                0                0                0
   Units transferred                                               0                0                0                0
                                                        ---------------------------------------------------------------
Increase (decrease) in units outstanding                           0                0                0                0
Beginning units                                                    0                0                0                0
                                                        ---------------------------------------------------------------
Ending units                                                       0                0                0                0
                                                        ===============================================================

Contracts with total expenses of 0.85% **:
   Units sold                                                879,318        1,350,940          725,275        1,334,701
   Units redeemed                                           (104,361)         (82,621)         (78,059)        (111,154)
   Units transferred                                       1,214,946        1,776,779        1,078,583        2,318,141
                                                        ---------------------------------------------------------------
Increase (decrease) in units outstanding                   1,989,903        3,045,098        1,725,799        3,541,688
Beginning units                                              977,264        1,045,100          585,524          799,987
                                                        ---------------------------------------------------------------
Ending units                                               2,967,167        4,090,198        2,311,323        4,341,675
                                                        ===============================================================

Contracts with total expenses of 1.10% :
   Units sold                                                 80,680          112,980           88,374          161,344
   Units redeemed                                             (8,897)          (5,248)          (5,878)          (7,828)
   Units transferred                                         117,374          265,875          123,269          251,070
                                                        ---------------------------------------------------------------
Increase (decrease) in units outstanding                     189,157          373,607          205,765          404,586
Beginning units                                              124,050           99,187           81,785           53,140
                                                        ---------------------------------------------------------------
Ending units                                                 313,207          472,794          287,550          457,726
                                                        ===============================================================

Contracts with total expenses of 1.25% :
   Units sold                                                      0                0                0                0
   Units redeemed                                                  0                0                0                0
   Units transferred                                               0                0                0                0
                                                        ---------------------------------------------------------------
Increase (decrease) in units outstanding                           0                0                0                0
Beginning units                                                    0                0                0                0
                                                        ---------------------------------------------------------------
Ending units                                                       0                0                0                0
                                                        ===============================================================

                                                            Global                           Growth-
                                                            Growth           Growth           Income
                                                             Fund             Fund             Fund
                                                           (Class 2)        (Class 2)        (Class 2)
                                                        ----------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                         $    (76,934)    $   (189,310)    $     31,356
   Net realized gains (losses) from
       securities transactions                                 5,346           41,937           14,302
   Change in net unrealized appreciation
       (depreciation) of investments                       1,410,550        3,552,190        6,416,141
                                                        ----------------------------------------------
   Increase (decrease) in net assets from operations       1,338,962        3,404,817        6,461,799
                                                        ----------------------------------------------

From capital transactions:
       Net proceeds from units sold                       10,941,550       19,853,478       35,182,433
       Cost of units redeemed                               (237,368)      (1,198,515)      (1,701,380)
       Annuity benefit payments                                    0                0                0
       Net transfers                                      12,703,702       24,736,972       45,967,362
                                                        ----------------------------------------------
   Increase (decrease) in net assets from capital
       transactions                                       23,407,884       43,391,935       79,448,415
                                                        ----------------------------------------------

Increase (decrease) in net assets                         24,746,846       46,796,752       85,910,214
Net assets at beginning of period                          2,036,008        5,920,073       12,254,361
                                                        ----------------------------------------------
Net assets at end of period                             $ 26,782,854     $ 52,716,825     $ 98,164,575
                                                        ==============================================

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
   Units sold                                                      0                0                0
   Units redeemed                                                  0                0                0
   Units transferred                                               0                0                0
                                                        ----------------------------------------------
Increase (decrease) in units outstanding                           0                0                0
Beginning units                                                    0                0                0
                                                        ----------------------------------------------
Ending units                                                       0                0                0
                                                        ==============================================

Contracts with total expenses of 0.85% **:
   Units sold                                                657,356        1,187,286        2,284,781
   Units redeemed                                            (14,309)         (77,989)        (114,816)
   Units transferred                                         799,611        1,502,314        3,024,871
                                                        ----------------------------------------------
Increase (decrease) in units outstanding                   1,442,658        2,611,611        5,194,836
Beginning units                                              174,275          464,391          987,417
                                                        ----------------------------------------------
Ending units                                               1,616,933        3,076,002        6,182,253
                                                        ==============================================

Contracts with total expenses of 1.10% :
   Units sold                                                 95,291          173,682          224,087
   Units redeemed                                             (1,744)          (2,093)          (4,813)
   Units transferred                                          89,573          229,046          335,076
                                                        ----------------------------------------------
Increase (decrease) in units outstanding                     183,120          400,635          554,350
Beginning units                                                6,326           38,822           88,643
                                                        ----------------------------------------------
Ending units                                                 189,446          439,457          642,993
                                                        ==============================================

Contracts with total expenses of 1.25% :
   Units sold                                                      0                0                0
   Units redeemed                                                  0                0                0
   Units transferred                                               0                0                0
                                                        ----------------------------------------------
Increase (decrease) in units outstanding                           0                0                0
Beginning units                                                    0                0                0
                                                        ----------------------------------------------
Ending units                                                       0                0                0
                                                        ==============================================

* Offered in Polaris Plus product.

** Offered in Polaris II Asset Manager and Polaris II A-Class products.


                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.    ORGANIZATION

      Variable Annuity Account Seven of AIG SunAmerica Life Assurance Company (the "Separate Account") is an investment account of AIG SunAmerica Life Assurance Company (FKA Anchor National Life Insurance Company), (the "Company"). The Company is a direct wholly owned subsidiary of SunAmerica Life Insurance Company, which is a subsidiary of AIG Retirement Services, Inc., the retirement services and asset management organization within American International Group, Inc. ("AIG"). AIG is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement services and asset management. The Company changed its name to SunAmerica National Life Insurance Company on October 5, 2001 and further changed its name to AIG SunAmerica Life Assurance Company on January 24, 2002. The Company continued to do business as Anchor National Life Insurance Company for 2002. Effective March 1, 2003, the Company is using its new name exclusively. The Separate Account is registered as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

      The Separate Account contracts are sold through the Company's affiliated broker-dealers, independent broker-dealers, full-service securities firms and financial institutions. The distributor of these contracts is AIG SunAmerica Capital Services, Inc., an affiliate of the Company. No underwriting fees are paid in connection with the distribution of the contracts. The Separate Account offers the following products: Polaris Plus, Polaris II Asset Manager, and Polaris II A-Class.

      The Separate Account is composed of a total of forty-two variable portfolios of different classes (the "Variable Accounts"). Each of the Variable Accounts is invested solely in the shares of (1) one of the four currently available investment portfolios of Anchor Series Trust ("Anchor Trust"), (2) one of the twenty-nine currently available investment portfolios of SunAmerica Series Trust ("SunAmerica Trust"), (3) one of the three currently available investment portfolios of Van Kampen Life Investment Trust ("Van Kampen Trust"), (4) one of the two currently available investment portfolios of Lord Abbett Series Fund, Inc. ("Lord Abbett Fund"), or (5) one of the four currently available investment portfolios of American Fund Insurance Series ("American Series"). The Anchor Trust, the SunAmerica Trust, the Van Kampen Trust, the Lord Abbett Fund and the American Series (collectively referred to as the "Trusts") are diversified open-ended investment companies, which retain investment advisers to assist in the investment activities of the Trusts. The Anchor and SunAmerica Trusts are affiliated investment companies. The participant may elect to have investments allocated to one of the offered guaranteed-interest funds of the Company (the "General Account"), which are not a part of the Separate Account. The financial statements include balances allocated by the participants to the forty-two Variable Accounts and do not include balances allocated to the General Account.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      INVESTMENT ACCOUNTING AND VALUATION: The investments are stated at the net asset value of each of the portfolios of the Trusts as determined at the close of the business day. Purchases and sales of shares of the portfolios are valued at the net asset values of such portfolios, which value their investment securities at fair value, on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded on the ex-distribution date. Realized gains and losses on the sale of investments in the Trusts are recognized at the date of sale and are determined on an average cost basis. Accumulation unit values are computed daily based on total net assets of the portfolios.

      FEDERAL INCOME TAXES: The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

      USE OF ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

      RESERVES FOR CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: For contract owners who select a variable payout option, reserves are initially established based on estimated mortality (where applicable) and other assumptions, including provisions for the risk of adverse deviation from assumptions. An assumed interest rate of 3.5% is used in determining annuity payments.

      At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, the Company makes payments to the Separate Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Separate Account to the Company.

      Annuity reserves are calculated according to the Annuity 2000 Mortality Table, the 1971 Individual Annuity Mortality Table, and the 1983(a) Individual Mortality Table depending on the calendar year of annuitization.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


3.    CHARGES AND DEDUCTIONS

      Charges and deductions are applied against the current value of the Separate Account and are paid as follows:

      WITHDRAWAL CHARGE: The contract provides that in the event that a contract holder withdraws all or a portion of the contract value during the surrender charge period, withdrawal charges may be assessed on the excess of the free withdrawal amounts as defined in the contract. The withdrawal charges are based on tables of charges applicable to the contracts, with a maximum charge of 6% of any amount withdrawn that exceed the free withdrawal amount and are recorded as redemption in the accompanying Statement of Changes in Net Assets.

      MORTALITY AND EXPENSE RISK CHARGE: The Company deducts mortality and expense risk charges, computed on a daily basis as a percentage of the net asset value. The total annual rate of the net asset value of each portfolio, depending on the benefit options elected for each product, is as follows: Polaris Plus, 0.70% or 1.10%, and Polaris II Asset Manager and Polaris II A-Class, 0.70% or 0.95%. The mortality risk charge is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant and to provide the standard death benefit. The expense risk charge is compensation for assuming the risk that the current contract administration charges will be insufficient in the future to cover the cost of administering the contract.

      DISTRIBUTION EXPENSE CHARGE: The Company deducts a distribution expense charge at an annual rate of 0.15% of the net asset value of each portfolio, computed on a daily basis. This charge is for all expenses associated with the distribution of the contract. If this charge is not sufficient to cover the cost of distributing the contract, the Company will bear the excess cost.

      TRANSFER FEE: A transfer fee of $25 ($10 in Pennsylvania and Texas), depending on the contract provisions, may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year and is recorded as a redemption in the accompanying Statement of Changes in Net Assets.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


3.    CHARGES AND DEDUCTIONS (continued)

      INCOME PROTECTOR FEE: The optional Income Protector Program, offered in Polaris Plus, provides a guaranteed fixed minimum retirement income upon annuitization. The fee is either 0.15% or 0.30% of the Income Benefit Base, deducted annually from the contract value, and is recorded as a redemption in the accompanying Statement of Changes in Net Assets. The Income Benefit Base is calculated using the contract value on the effective date of the enrollment in the program and then each subsequent contract anniversary, adjusted for the applicable growth rates, purchase payments, proportional withdrawals, fees and charges.

      SALES CHARGE: For the Polaris II A-Class product, an up-front sales charge may be applied against the gross purchase payments made on the contract. The sales charge ranges from 0.50% to 5.75% of the gross purchase payment invested, depending on the investment amount, and is paid to the Company. The net proceeds from units sold are recorded in the accompanying Statement of Changes in Net Assets.

      PREMIUM TAXES: Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. The rate will range from 0% to 3.5%. Some states assess premium taxes at the time purchase payments are made; others assess premium taxes at the time annuity payments begin or at the time of surrender. The Company currently deducts premium taxes at the time of surrender or upon annuitization; however, it reserves the right to deduct any premium taxes when incurred or upon payment of the death benefit.

      SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

4.    PURCHASES AND SALES OF INVESTMENTS

      The aggregate cost of the Trusts' shares acquired and the aggregate proceeds from shares sold during the year ended April 30, 2005 consist of the following:

                                                                 Cost of Shares                  Proceeds from
Variable Accounts                                                      Acquired                    Shares Sold
-----------------                                                ---------------------------------------------
ANCHOR TRUST:
Asset Allocation Portfolio (Class 1)                             $    3,241,157                 $    4,284,243
Capital Appreciation Portfolio (Class1)                              19,964,603                      5,965,948
Government and Quality Bond Portfolio (Class 1)                      20,395,625                     14,474,857
Growth Portfolio (Class 1)                                           15,022,753                      4,726,572

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.    PURCHASES AND SALES OF INVESTMENTS (continued)

                                                                 Cost of Shares                  Proceeds from
Variable Accounts                                                      Acquired                    Shares Sold
-----------------                                                ---------------------------------------------
SUNAMERICA TRUST:
Aggressive Growth Portfolio (Class 1)                            $    1,514,814                 $    2,904,337
Alliance Growth Portfolio (Class 1)                                     631,904                     17,025,972
Blue Chip Growth Portfolio (Class 1)                                    658,368                        311,637
Cash Management Portfolio (Class 1)                                  18,496,856                     18,486,935
Corporate Bond Portfolio (Class 1)                                   24,694,381                      3,087,628
Davis Venture Value Portfolio (Class 1)                              17,594,842                      7,792,296
"Dogs" of Wall Street Portfolio (Class 1)                               923,426                      1,973,547
Emerging Markets Portfolio (Class 1)                                  2,681,489                      3,819,518
Equity Income Portfolio (Class 1)                                       410,192                      2,508,857
Equity Index Portfolio (Class 1)                                      1,368,912                     10,109,024
Federated American Leaders Portfolio (Class 1)                        4,401,531                      2,687,699
Global Bond Portfolio (Class 1)                                       2,282,440                      2,007,973
Global Equities Portfolio (Class 1)                                     385,810                      2,665,834
Goldman Sachs Research Portfolio (Class 1)                              477,466                        148,323
Growth-Income Portfolio (Class 1)                                     1,556,678                     15,419,020
Growth Opportunities Portfolio (Class 1)                                155,123                        129,493
High-Yield Bond Portfolio (Class 1)                                   5,002,928                      2,807,776
International Diversified Equities Portfolio (Class 1)***             2,105,266                      2,309,376
International Growth and Income Portfolio (Class 1)                   6,055,861                      5,061,364
MFS Massachusetts Investors Trust Portfolio (Class 1)                   534,308                      1,908,983
MFS Mid-Cap Growth Portfolio (Class 1)                                  709,669                        848,244
MFS Total Return Portfolio (Class 1)                                 34,975,951                        448,719
Putnam Growth: Voyager Portfolio (Class 1)                            5,208,144                      6,775,850
Real Estate Portfolio (Class 1)                                       3,176,087                      2,102,649
Small Company Value Portfolio (Class 1)                               2,071,071                      2,963,265
SunAmerica Balanced Portfolio (Class 1)                               2,008,167                     13,080,905
Technology Portfolio (Class 1)                                          153,307                        112,606
Telecom Utility Portfolio (Class 1)                                     449,510                        927,763
Worldwide High Income Portfolio (Class 1)                             2,477,865                      1,264,871

VAN KAMPEN TRUST:
Comstock Portfolio (Class II)                                    $   66,381,929                 $      524,946
Emerging Growth Portfolio (Class II)                                  2,281,573                        811,544
Growth and Income Portfolio (Class II)                               47,155,231                        263,500

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


4.    PURCHASES AND SALES OF INVESTMENTS (continued)

                                                                 Cost of Shares                  Proceeds from
Variable Accounts                                                      Acquired                    Shares Sold
-----------------                                                ---------------------------------------------
LORD ABBETT FUND TRUST:
Growth and Income Portfolio (Class VC)                           $   50,013,994                 $      572,131
Mid-Cap Value Portfolio (Class VC)                                   38,709,853                        357,193

AMERICAN SERIES TRUST:
Asset Allocation Fund (Class 2)                                  $   72,496,322                 $      430,629
Global Growth Fund (Class 2)                                         48,608,616                        209,993
Growth Fund (Class 2)                                                62,017,892                        476,158
Growth-Income Fund (Class 2)                                        114,154,578                        676,110


***For the period from October 4, 2004 (inception) to April 30, 2005

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.    UNIT VALUES

      A summary of unit values and units outstanding for the variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended April 30, 2005, 2004, 2003 and 2002 follows:

                                    At April 30                                      For the Year Ended April 30
            -----------------------------------------------------------  --------------------------------------------------
                                   Unit Fair Value                       Expense Ratio    Investment       Total Return
                                      Lowest to              Net Assets      Lowest         Income           Lowest to
  Year       Units                 Highest ($) (6)              ($)      to Highest (1)    Ratio (2)        Highest (3)
-----------------------            ---------------          -----------  --------------   ----------    -------------------
Asset Allocation Portfolio (Class 1)
  2005          971,032            11.78 to 22.20 (7)        17,336,407  0.85% to 1.25%      2.73%            5.86% to 6.28%
  2004          999,662            11.08 to 20.97 (7)        17,626,445  0.85% to 1.25%      3.34%          18.44% to 18.91%
  2003          842,182             9.27 to 17.70            12,636,500  0.85% to 1.25%      3.89%          -3.43% to -3.05%
  2002          871,609             9.59 to 18.33            13,635,471  0.85% to 1.25%      3.34%          -4.01% to -3.63%

Capital Appreciation Portfolio (Class 1)
  2005        6,202,015            10.76 to 34.16 (7)        83,487,910  0.85% to 1.25%      0.00%            0.37% to 0.78%
  2004        4,540,534            10.68 to 34.03 (7)        68,288,994  0.85% to 1.25%      0.00%          22.49% to 23.00%
  2003        3,312,355             6.42 to 27.78            45,411,415  0.85% to 1.25%      0.00%        -12.32% to -11.97%
  2002        3,065,679             7.30 to 31.69            50,711,970  0.85% to 1.25%      0.25%        -15.26% to -14.92%

Government and Quality Bond Portfolio (Class 1)
  2005        5,005,538            13.28 to 17.35 (7)        74,583,311  0.85% to 1.25%      4.64%            3.27% to 3.69%
  2004        4,538,622            12.81 to 16.80 (7)        68,841,287  0.85% to 1.25%      4.04%           -0.18% to 0.22%
  2003        4,435,309            12.25 to 16.83            69,894,786  0.85% to 1.25%      3.39%            7.20% to 7.63%
  2002        3,705,363            11.38 to 15.70            56,444,402  0.85% to 1.25%      4.34%            5.79% to 6.22%

Growth Portfolio (Class 1)
  2005        4,488,033            10.13 to 28.33 (7)        56,478,498  0.85% to 1.25%      0.53%            5.42% to 5.85%
  2004        3,178,645             9.57 to 26.87 (7)        43,263,936  0.85% to 1.25%      0.47%          24.05% to 24.56%
  2003        2,185,613             6.55 to 21.66            27,512,769  0.85% to 1.25%      0.41%        -15.55% to -15.22%
  2002        1,992,150             7.73 to 25.65            31,805,872  0.85% to 1.25%      0.14%        -11.97% to -11.61%

Aggressive Growth Portfolio (Class 1)
  2005          904,750             8.51 to 14.17 (7)        11,620,263  0.85% to 1.25%      0.00%           9.63% to 10.06% (8)
  2004          983,125             7.73 to 12.92 (7)        11,702,361  0.85% to 1.25%      0.00%          22.07% to 22.56%
  2003          961,812             4.13 to 10.59             9,544,290  0.85% to 1.25%      0.24%        -18.98% to -18.65%
  2002        1,103,249             5.08 to 13.07            13,297,839  0.85% to 1.25%      0.42%        -24.04% to -23.73%

Alliance Growth Portfolio (Class 1)
  2005        3,450,927             6.52 to 27.12 (7)        60,549,487  0.85% to 1.25%      0.33%            1.04% to 1.45% (8)
  2004        4,391,660             6.43 to 26.84 (7)        75,292,292  0.85% to 1.25%      0.25%          11.80% to 12.25%
  2003        4,857,901             4.77 to 24.00            72,130,071  0.85% to 1.25%      0.30%        -16.24% to -15.90%
  2002        5,535,320             5.67 to 28.66            97,221,210  0.85% to 1.25%      0.00%        -20.20% to -19.88%

Blue Chip Growth Portfolio (Class 1)
  2005          268,342              5.24 to 5.29             1,418,582  0.85% to 1.10%      0.16%          -1.71% to -1.46%
  2004          201,429              5.33 to 5.37             1,080,772  0.85% to 1.10%      0.16%          16.36% to 16.65%
  2003          165,075              4.58 to 4.60               759,737  0.85% to 1.10%      0.26%        -18.61% to -18.39%
  2002          120,407              5.62 to 5.64               679,101  0.85% to 1.10%      0.06%        -20.83% to -20.64%

Cash Management Portfolio (Class 1)
  2005        1,660,970            10.94 to 13.09 (7)        20,569,647  0.85% to 1.25%      0.77%            0.09% to 0.49%
  2004        1,634,270            10.89 to 13.08 (7)        20,444,351  0.85% to 1.25%      2.09%          -0.69% to -0.29%
  2003        1,922,742            10.54 to 13.17            24,491,587  0.85% to 1.25%      3.63%           -0.11% to 0.29%
  2002        2,019,793            10.51 to 13.18            26,214,963  0.85% to 1.25%      3.98%            1.33% to 1.75%

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.    UNIT VALUES(Continued)

                                    At April 30                                      For the Year Ended April 30
            -----------------------------------------------------------  --------------------------------------------------
                                   Unit Fair Value                       Expense Ratio    Investment       Total Return
                                      Lowest to              Net Assets      Lowest         Income           Lowest to
  Year       Units                 Highest($)(6)                ($)      to Highest (1)     Ratio (2)       Highest (3)
-----------------------            ---------------          -----------  --------------   ----------    -------------------
Corporate Bond Portfolio (Class 1)
 2005       3,499,746              13.78 to 17.23 (7)        49,923,331  0.85% to 1.25%      4.75%           3.86% to 4.28%
 2004       1,994,520              13.21 to 16.59 (7)        28,487,187  0.85% to 1.25%      5.35%           6.12% to 6.55%
 2003       1,170,704              12.33 to 15.64            16,712,027  0.85% to 1.25%      5.94%           8.90% to 9.34%
 2002         934,852              10.52 to 14.36            12,670,300  0.85% to 1.25%      5.50%           5.20% to 5.62%

Davis Venture Value Portfolio
  (Class 1)
 2005       6,547,997              12.31 to 31.58 (7)        94,709,800  0.85% to 1.25%      0.85%            8.59% to 9.02% (8)
 2004       5,513,260              11.29 to 29.08 (7)        77,506,131  0.85% to 1.25%      0.77%          30.20% to 30.72%
 2003       4,665,711               7.87 to 22.34            51,742,583  0.85% to 1.25%      0.65%        -13.03% to -12.68%
 2002       4,325,979               9.02 to 25.68            56,606,074  0.85% to 1.25%      0.49%          -8.93% to -8.57%

"Dogs" of Wall Street Portfolio
  (Class 1)
 2005         573,762              11.11 to 12.82             6,504,889  0.85% to 1.25%      2.44%            1.80% to 2.20% (8)
 2004         678,245              10.91 to 12.54             7,512,954  0.85% to 1.25%      2.52%          24.60% to 25.10% (8)
 2003         733,143               8.76 to 10.02             6,528,585  0.85% to 1.25%      1.90%        -13.94% to -13.59%
 2002         727,879              10.18 to 11.60             7,507,418  0.85% to 1.25%      2.16%            7.85% to 8.29%

Emerging Markets Portfolio
  (Class 1)
 2005         636,170              11.20 to 13.61             7,347,341  0.85% to 1.25%      1.01%          23.01% to 23.50%
 2004         767,783               9.11 to 11.02             7,158,565  0.85% to 1.25%      0.00%          49.25% to 49.84%
 2003         632,213                6.10 to 7.35             3,999,291  0.85% to 1.25%      0.29%        -17.16% to -16.84%
 2002         739,403               7.37 to 10.01             5,654,737  0.85% to 1.25%      0.28%            9.27% to 9.76%

Equity Income Portfolio (Class 1)
 2005         603,319                       11.34             6,841,407           1.25%      1.33%                     5.63%
 2004         792,665                       10.73             8,509,172           1.25%      1.53%                    19.71%
 2003         758,827                        8.97             6,804,963           1.25%      2.03%                   -14.39%
 2002         790,453              10.38 to 10.48             8,280,359  0.85% to 1.25%      1.67%          -4.39% to -4.01%

Equity Index Portfolio (Class 1)
 2005       4,114,983                        8.56            35,204,686           1.25%      1.10%                     4.45%
 2004       5,140,659                        8.19            42,104,093           1.25%      1.01%                    20.56%
 2003       5,344,702                        6.79            36,310,699           1.25%      1.07%                   -14.70%
 2002       5,913,603                7.20 to 7.97            47,100,945  0.85% to 1.25%      0.81%        -14.14% to -13.81%

Federated American Leaders
  (Class 1)
 2005       1,522,266              10.81 to 17.26 (7)        18,567,050  0.85% to 1.25%      1.42%            6.00% to 6.43%
 2004       1,306,284              10.15 to 16.29 (7)        15,889,240  0.85% to 1.25%      1.43%          23.31% to 23.81%
 2003       1,047,833               8.16 to 13.21            10,910,210  0.85% to 1.25%      1.16%        -17.15% to -16.81%
 2002         968,846               9.83 to 15.94            12,456,497  0.85% to 1.25%      1.27%          -8.03% to -7.67%

Global Bond Portfolio (Class 1)
 2005         632,442              12.81 to 17.68 (7)         9,740,574  0.85% to 1.25%      0.00%            4.17% to 4.59%
 2004         577,668              12.25 to 16.98 (7)         9,081,423  0.85% to 1.25%      0.00%            0.75% to 1.16%
 2003         557,751              12.04 to 16.85             9,012,858  0.85% to 1.25%      1.64%            6.63% to 7.06%
 2002         560,409              10.76 to 15.80             8,628,048  0.85% to 1.25%      9.06%            2.24% to 2.69%

Global Equities Portfolio (Class 1)
 2005         731,337               7.35 to 16.71 (7)         9,402,833  0.85% to 1.25%      0.32%            5.56% to 5.98% (8)
 2004         919,029               6.94 to 15.83 (7)        11,020,629  0.85% to 1.25%      0.25%          20.36% to 20.84%
 2003       1,037,728               5.71 to 13.16            10,038,817  0.85% to 1.25%      0.00%        -19.14% to -18.82%
 2002       1,238,372               7.05 to 16.27            14,260,497  0.85% to 1.25%      0.10%        -18.59% to -18.26%

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.    UNIT VALUES (Continued)

                                    At April 30                                      For the Year Ended April 30
            -----------------------------------------------------------  --------------------------------------------------
                                   Unit Fair Value                       Expense Ratio    Investment       Total Return
                                      Lowest to              Net Assets      Lowest         Income           Lowest to
  Year       Units                 Highest ($) (6)              ($)      to Highest (1)    Ratio (2)        Highest (3)
-----------------------            ---------------          -----------  --------------   ----------    -------------------
Goldman Sachs Research Portfolio (Class 1)
  2005          178,277              6.49 to 6.56             1,168,750  0.85% to 1.10%      0.00%            1.68% to 1.93%
  2004          127,558              6.39 to 6.44               820,456  0.85% to 1.10%      0.00%          22.42% to 22.73%
  2003           86,857              5.22 to 5.24               455,203  0.85% to 1.10%      0.00%        -14.09% to -13.87%
  2002           87,811              6.07 to 6.09               534,501  0.85% to 1.10%      0.00%        -30.33% to -30.14%

Growth-Income Portfolio (Class 1)
  2005        3,029,829             8.51 to 26.72 (7)        56,491,767  0.85% to 1.25%      0.72%            1.56% to 1.97%
  2004        3,720,474             8.35 to 26.31 (7)        68,815,280  0.85% to 1.25%      0.93%          19.14% to 19.62%
  2003        4,056,149             6.41 to 22.09            61,581,722  0.85% to 1.25%      0.96%        -14.11% to -13.76%
  2002        4,836,055             7.43 to 25.71            81,959,764  0.85% to 1.25%      0.78%        -15.27% to -14.92%

Growth Opportunities Portfolio (Class 1)
  2005           65,458              4.38 to 4.60               287,334  0.85% to 1.10%      0.00%          -0.83% to -0.59%
  2004           58,482              4.41 to 4.63               258,640  0.85% to 1.10%      0.00%          20.89% to 21.23%
  2003           48,330              3.64 to 3.83               175,830  0.85% to 1.10%      0.00%        -27.41% to -26.86%
  2002           75,698              5.01 to 5.24               379,270  0.85% to 1.10%      0.01%         -27.11 to -26.93%

High-Yield Bond Portfolio (Class 1)
  2005        1,106,694            12.02 to 17.31 (7)        14,737,078  0.85% to 1.25%      8.64%          12.08% to 12.53% (8)
  2004          974,758            10.68 to 15.44 (7)        12,031,008  0.85% to 1.25%      6.43%          18.15% to 18.62%
  2003          638,229             8.97 to 13.07             7,178,636  0.85% to 1.25%     14.87%            2.57% to 2.98%
  2002          556,317             8.73 to 12.74             6,337,878  0.85% to 1.25%     13.39%          -6.34% to -5.95%

International Diversified Equities Portfolio (Class 1)
  2005          649,657            10.45 to 11.07 (7)         5,681,049  0.85% to 1.25%      2.04%        7.55%(9) to 10.90% (8)
  2004          661,289              6.16 to 9.42 (7)         5,345,355  0.85% to 1.25%      4.03%          32.11% to 32.64%
  2003          584,446              4.62 to 7.13             3,655,991  0.85% to 1.25%      0.00%        -30.32% to -30.04%
  2002          616,557             6.61 to 10.24             5,524,611  0.85% to 1.25%      0.00%        -16.98% to -16.64%

International Growth and Income Portfolio (Class 1)
  2005        1,461,032            10.24 to 13.10 (7)        16,531,318  0.85% to 1.25%      1.18%          12.29% to 12.74% (8)
  2004        1,368,132             9.08 to 11.67 (7)        13,930,099  0.85% to 1.25%      1.31%          36.02% to 36.57%
  2003        1,447,371              5.97 to 8.58            10,734,722  0.85% to 1.25%      0.61%        -22.08% to -21.76%
  2002        1,529,262             7.63 to 11.01            14,502,139  0.85% to 1.25%      0.31%        -12.90% to -12.55%

MFS Massachusetts Investors Trust Portfolio (Class 1)
  2005          734,202              8.77 to 8.86             6,498,005  0.85% to 1.10%      0.81%            8.60% to 8.88%
  2004          896,493              8.07 to 8.14             7,288,167  0.85% to 1.10%      0.80%          15.30% to 15.59%
  2003          992,326              7.00 to 7.04             6,981,443  0.85% to 1.10%      0.91%        -14.63% to -14.42%
  2002        1,038,423              8.20 to 8.22             8,539,104  0.85% to 1.10%      0.59%        -15.74% to -15.53%

MFS Mid-Cap Growth Portfolio (Class 1)
  2005          464,234              7.53 to 7.60             3,527,481  0.85% to 1.10%      0.00%          -3.17% to -2.93%
  2004          476,821              7.77 to 7.83             3,733,305  0.85% to 1.10%      0.00%          32.81% to 33.15%
  2003          482,982              5.85 to 5.88             2,840,743  0.85% to 1.10%      0.00%        -29.02% to -28.84%
  2002          468,320              8.24 to 8.27             3,871,747  0.85% to 1.10%      0.00%        -37.49% to -37.32%

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.    UNIT VALUES (Continued)

                                    At April 30                                      For the Year Ended April 30
            -----------------------------------------------------------  --------------------------------------------------
                                   Unit Fair Value                       Expense Ratio    Investment       Total Return
                                      Lowest to              Net Assets      Lowest         Income           Lowest to
  Year       Units                 Highest ($) (6)              ($)      to Highest (1)    Ratio (2)        Highest (3)
-----------------------            ---------------          -----------  --------------   ----------    -------------------
MFS Total Return Portfolio (Class 1)
  2005        6,985,249            13.70 to 13.85            96,653,891  0.85% to 1.10%      0.18%            7.58% to 7.85%
  2004        4,381,942            12.74 to 12.84            56,227,175  0.85% to 1.10%      4.00%          13.47% to 13.75%
  2003        2,609,969            11.23 to 11.29            29,450,456  0.85% to 1.10%      1.79%          -5.04% to -4.80%
  2002        1,469,115            11.82 to 11.86            17,418,122  0.85% to 1.10%      1.59%            0.33% to 0.59%

Putnam Growth: Voyager Portfolio (Class 1)
  2005        2,873,774             6.22 to 16.39 (7)        29,214,010  0.85% to 1.25%      0.13%          -2.23% to -1.84% (8)
  2004        2,575,127             6.33 to 16.77 (7)        31,102,195  0.85% to 1.25%      0.25%          15.09% to 15.56%
  2003        2,441,491             5.05 to 14.57            27,931,800  0.85% to 1.25%      0.20%        -16.94% to -16.60%
  2002        2,811,912             6.06 to 17.54            38,564,294  0.85% to 1.25%      0.00%        -21.93% to -21.61%

Real Estate Portfolio (Class 1)
  2005          491,780            20.85 to 24.63            10,901,751  0.85% to 1.25%      2.52%          31.30% to 31.83% (8)
  2004          455,290            15.88 to 18.68             7,548,327  0.85% to 1.25%      2.34%          25.05% to 25.56% (8)
  2003          414,863            12.70 to 14.88             5,468,503  0.85% to 1.25%      2.55%            3.52% to 3.94%
  2002          340,849            12.27 to 14.32             4,325,632  0.85% to 1.25%      2.83%          12.98% to 13.44%

Small Company Portfolio (Class 1)
  2005          456,861            14.41 to 20.46             9,345,792  0.85% to 1.25%      0.00%          15.28% to 15.74%
  2004          495,118            12.45 to 17.75             8,786,020  0.85% to 1.25%      0.00%          34.71% to 35.25%
  2003          458,325             9.21 to 13.18             6,037,265  0.85% to 1.25%      0.00%        -20.75% to -20.45%
  2002          459,017            11.57 to 16.63             7,626,802  0.85% to 1.25%      0.00%          14.49% to 14.96%

SunAmerica Balanced Portfolio (Class 1)
  2005        3,519,306             8.49 to 14.67 (7)        48,101,607  0.85% to 1.25%      1.56%            3.02% to 3.44% (8)
  2004        4,282,718             8.21 to 14.24 (7)        57,607,133  0.85% to 1.25%      2.24%           9.90% to 10.35%
  2003        4,597,911             6.43 to 12.96            56,393,035  0.85% to 1.25%      3.07%          -9.38% to -9.02%
  2002        5,247,157             7.06 to 14.30            71,012,625  0.85% to 1.25%      2.20%        -12.80% to -12.45%

Technology Portfolio (Class 1)
  2005          140,711              2.04 to 2.06               289,994  0.85% to 1.10%      0.00%          -5.35% to -5.11%
  2004          121,974              2.16 to 2.17               264,982  0.85% to 1.10%      0.00%          19.47% to 19.77%
  2003           66,761              1.81 to 1.82               121,123  0.85% to 1.10%      0.00%        -27.75% to -27.59%
  2002           49,194              2.50 to 2.51               123,314  0.85% to 1.10%      0.00%        -42.89% to -42.70%

Telecom Utility Portfolio (Class 1)
  2005          320,859             8.08 to 11.75 (7)         3,606,091  0.85% to 1.25%      4.90%          15.64% to 16.47% (8)
  2004          375,895             7.37 to 10.16 (7)         3,674,204  0.85% to 1.25%      6.05%          14.63% to 15.08% (8)
  2003          423,820              6.02 to 8.86             3,570,779  0.85% to 1.25%     10.91%        -17.74% to -17.41%
  2002          501,860             7.31 to 10.77             5,128,284  0.85% to 1.25%      3.44%        -21.36% to -20.48%

Worldwide High Income Portfolio (Class 1)
  2005          353,167            12.57 to 18.74 (7)         5,019,174  0.85% to 1.25%      6.07%            8.28% to 8.72%
  2004          260,053            11.56 to 17.30 (7)         3,688,752  0.85% to 1.25%      7.56%           9.98% to 10.43%
  2003          185,292            10.42 to 15.73             2,548,697  0.85% to 1.25%     13.83%            7.13% to 7.56%
  2002          166,212             9.71 to 14.68             2,214,342  0.85% to 1.25%     13.23%           -0.40% to 0.00%

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.    UNIT VALUES (Continued)

                                    At April 30                                      For the Year Ended April 30
            -----------------------------------------------------------  --------------------------------------------------
                                   Unit Fair Value                       Expense Ratio    Investment       Total Return
                                      Lowest to              Net Assets      Lowest         Income           Lowest to
  Year       Units                 Highest ($) (6)              ($)      to Highest (1)    Ratio (2)        Highest (3)
-----------------------            ---------------          -----------  --------------   ----------    -------------------
Comstock Portfolio (Class II)

 2005        10,329,777            11.89 to 12.00           123,820,013  0.85% to 1.10%      1.21%          10.80% to 11.08%
 2004         4,972,603            10.73 to 10.80            53,666,882  0.85% to 1.10%      1.13%          28.12% to 28.44%
 2003         1,877,262              8.38 to 8.41            15,778,868  0.85% to 1.10%      1.27%        -16.36% to -16.15%
 2002           489,178            10.02 to 10.03             4,904,860  0.85% to 1.10%      0.66%        0.17% (4) to 0.27% (4)

Emerging Growth Portfolio (Class II)

 2005           820,359              8.56 to 8.60             7,054,221  0.85% to 1.10%      0.01%            0.80% to 1.05%
 2004           644,101              8.49 to 8.51             5,481,963  0.85% to 1.10%      0.00%          15.82% to 16.11%
 2003           261,331                      7.33             1,916,147  0.85% to 1.10%      0.00%        -22.60% to -22.40%
 2002            65,032              9.45 to 9.47               614,792  0.85% to 1.10%      0.07%      -5.51% (4) to -5.29% (4)

Growth and Income Portfolio (Class II)

 2005         7,005,529            12.49 to 12.62            88,359,318  0.85% to 1.10%      1.12%          11.56% to 11.84%
 2004         3,280,374            11.20 to 11.29            36,998,962  0.85% to 1.10%      1.11%          24.39% to 24.70%
 2003         1,101,314              9.00 to 9.05             9,962,263  0.85% to 1.10%      1.13%        -16.45% to -16.24%
 2002           208,564            10.78 to 10.81             2,253,232  0.85% to 1.10%      1.03%        7.76% (4) to 8.07% (4)

Growth and Income Portfolio (Class VC)

 2005         8,950,812            11.29 to 11.37           101,751,623  0.85% to 1.10%      0.90%            6.50% to 6.76%
 2004         4,562,992            10.60 to 10.65            48,589,564  0.85% to 1.10%      0.65%          24.13% to 24.44%
 2003         1,144,287              8.54 to 8.56             9,794,470  0.85% to 1.10%      0.67%        -14.60% to -14.39%
 2002                --                        --                    --             --         --                        --

Mid-Cap Value Portfolio (Class VC)

 2005         5,757,573            12.24 to 12.33            70,971,529  0.85% to 1.10%      0.31%          10.71% to 10.99%
 2004         2,598,873            11.06 to 11.11            28,866,718  0.85% to 1.10%      0.50%          32.32% to 32.65%
 2003           667,309              8.36 to 8.38             5,589,117  0.85% to 1.10%      0.65%        -16.42% to -16.22%
 2002                --                        --                    --             --         --                        --

Asset Allocation Fund (Class 2)

 2005        10,281,648            13.11 to 13.18           135,479,401  0.85% to 1.10%      1.95%            5.72% to 5.99%
 2004         4,799,401            12.40 to 12.44            59,677,489  0.85% to 1.10%      2.07%          15.28% to 15.56%
 2003           853,127            10.75 to 10.76             9,181,839  0.85% to 1.10%      1.53%        7.55% (5) to 7.63% (5)
 2002                --                        --                    --             --         --                        --

Global Growth Fund (Class 2)

 2005         4,950,458            15.80 to 15.89            78,648,361  0.85% to 1.10%      0.26%            6.89% to 7.16%
 2004         1,806,379            14.78 to 14.83            26,782,854  0.85% to 1.10%      0.11%          31.24% to 31.56%
 2003           180,601            11.26 to 11.27             2,036,008  0.85% to 1.10%      0.00%      12.64% (5) to 12.74% (5)
 2002                --                        --                    --             --         --                        --

Growth Fund (Class 2)

 2005         7,551,610            15.74 to 15.84           119,536,271  0.85% to 1.10%      0.17%            5.31% to 5.57%
 2004         3,515,459            14.95 to 15.00            52,716,825  0.85% to 1.10%      0.10%          27.20% to 27.51%
 2003           503,213            11.75 to 11.77             5,920,073  0.85% to 1.10%      0.02%      17.53% (5) to 17.66% (5)
 2002                --                        --                    --             --         --                        --

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.    UNIT VALUES (Continued)

                                    At April 30                                      For the Year Ended April 30
            -----------------------------------------------------------  --------------------------------------------------
                                   Unit Fair Value                       Expense Ratio    Investment       Total Return
                                      Lowest to              Net Assets      Lowest         Income           Lowest to
  Year       Units                 Highest ($) (6)              ($)      to Highest (1)    Ratio (2)        Highest (3)
-----------------------            ---------------          -----------  --------------   ----------    -------------------
Growth - Income Fund (Class 2)
 2005        14,472,601            14.83 to 14.93           215,972,523  0.85% to 1.10%      0.88%            3.51% to 3.77%
 2004         6,825,246            14.32 to 14.39            98,164,575  0.85% to 1.10%      0.87%          26.01% to 26.33%
 2003         1,076,060            11.37 to 11.39            12,254,361  0.85% to 1.10%      0.65%      13.68% (5) to 13.90% (5)
 2002                --                       --                     --             --         --                        --

(1) These amounts represent the annualized contract expenses of the variable account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying investment portfolios have been excluded. For additional information on charges and deductions, see footnote 3.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the variable account from the underlying investment portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the variable account is affected by the timing of the declaration of dividends by the underlying investment portfolio in which the variable account invests.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying investment portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. In 2004, the Separate Account adopted SOP 03-5, Financial Highlights of Separate Accounts: An Amendment to the Audit and Accounting Guide Audits of Investment Companies (the "SOP"). In accordance with the SOP, the total return range is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio. As such, some individual contract total returns are not within the range presented due to a variable account being added to a product during the year. Prior to 2004, the total return range of minimum and maximum values was calculated independently of the product groupings that produced the lowest and highest expense ratio.

(4)   For the period from October 15, 2001 (inception) to April 30, 2002.

(5)   For the period from September 30, 2002 (inception) to April 30, 2003.

(6) In 2004, in accordance with the SOP, the unit fair value range is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio. As such, some individual contract unit values are not within the range presented due to differences in the unit fair value at the products launch date and other market conditions. Prior to 2004, the unit fair value range of minimum and maximum values was calculated independently of the product grouping that produced the lowest and highest expense ratio.

(7) Individual contract unit fair values are not all within the range presented due to differences in the unit fair value at a product's launch date and other market conditions.

(8) Individual contract total returns are not all within the total return range presented due to a variable account being added to a product during the year.

(9)   For the period from October 4, 2004 (inception) to April 30, 2005.

                         AMERICAN HOME ASSURANCE COMPANY

                                NAIC CODE: 19380

                      STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                         AMERICAN HOME ASSURANCE COMPANY

                      STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                TABLE OF CONTENTS

Report of Independent Auditors ..............................   2
Statements of Admitted Assets................................   3
Statements of Liabilities, Capital and Surplus...............   4
Statements of Income and Changes in Capital and Surplus......   5
Statements of Cash Flow......................................   6
Notes to Statutory Basis Financial Statements................   7

                         REPORT OF INDEPENDENT AUDITORS

To the Board of Directors and Shareholder of American Home Assurance Company;

We have audited the accompanying statutory statements of admitted assets and liabilities, capital and surplus of American Home Assurance Company (the "Company") as of December 31, 2005 and 2004, and the related statutory statements of income and changes in capital and surplus, and of cash flow for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of New York, which practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2005 and 2004, or the results of its operations or its cash flow for the years then ended.

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2005 and 2004, and the results of its operations and its cash flows for the years then ended, on the basis of accounting described in Notes 1 and 2 to the financial statements.

PricewaterhouseCoopers LLP

New York, NY
April 27, 2006

                         AMERICAN HOME ASSURANCE COMPANY

                          STATEMENTS OF ADMITTED ASSETS

                                 STATUTORY BASIS

                        AS OF DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

AS OF DECEMBER 31,                                                                            2005         2004
------------------                                                                        -----------   -----------
Cash and Invested Assets:
   Bonds, principally at amortized cost (NAIC Market value: 2005 - $9,798,011;
      2004 - $8,209,551)                                                                  $ 9,663,980   $ 7,994,584
   Stocks:
   Common stocks, at NAIC market value (Cost: 2005 - $1,575,107;
      2004 - $1,374,734)                                                                    3,190,583     2,923,431
   Non-redeemable preferred stocks, at NAIC market value (Cost: 2005 - $539,993;
      2004 - $436,573)                                                                        542,438       457,594
   Other invested assets, primarily at equity (Cost: 2005 - $2,109,071; 2004 -
      $1,755,421)                                                                           2,261,269     1,822,492
   Securities lending collateral                                                              295,591       125,900
   Short-term investments, at amortized cost (approximates NAIC market value)                  95,534        18,537
   Cash                                                                                        22,494        70,458
   Receivable for securities                                                                  164,069        99,399
                                                                                          -----------   -----------
      TOTAL CASH AND INVESTED ASSETS                                                       16,235,958    13,512,395
                                                                                          -----------   -----------

Investment income due and accrued                                                             234,067       153,754
Agents' balances or uncollected premiums:
   Premiums in course of collection                                                           823,180       614,120
   Premiums and installments booked but deferred and not yet due                            1,383,624     1,152,479
   Accrued retrospective premiums                                                              27,758         7,717
Amounts billed and receivable from high deductible policies                                   315,772       367,174
Reinsurance recoverable on loss payments                                                      399,204       245,992
Funds held by or deposited with reinsurers                                                     23,948       161,437
Deposit accounting assets                                                                   1,336,343     1,638,716
Deposit accounting assets - funds held                                                        432,987       424,685
Federal and foreign income taxes recoverable from parent                                      794,462       575,690
Net deferred tax assets                                                                       308,507       322,785
Equities in underwriting pools and associations                                               577,679       498,433
Electronic data processing equipment, less accumulated depreciation                            93,882        90,770
Receivable from parent, subsidiaries and affiliates                                         1,640,093       430,318
Other admitted assets                                                                         178,400       371,907
                                                                                          -----------   -----------
      TOTAL ADMITTED ASSETS                                                               $24,805,864   $20,568,372
                                                                                          ===========   ===========

                See Notes to Statutory Basis Financial Statements

                         AMERICAN HOME ASSURANCE COMPANY

                 STATEMENTS OF LIABILITIES, CAPITAL AND SURPLUS

                                 STATUTORY BASIS

                        AS OF DECEMBER 31, 2005 AND 2004

                    (000'S OMITTED EXCEPT SHARE INFORMATION)

AS OF DECEMBER 31,                                                   2005          2004
------------------                                               -----------   -----------
                         Liabilities

Reserves for losses and loss adjustment expenses                 $11,620,078   $ 9,357,799
Unearned premiums                                                  4,334,485     4,136,808
Commissions, premium taxes, and other expenses payable               118,273       140,332
Reinsurance payable on paid loss and loss adjustment expenses        145,544       259,375
Funds held by company under reinsurance treaties                     255,848       261,469
Provision for reinsurance                                            210,152       376,738
Ceded reinsurance premiums payable, net of ceding commissions        431,565        74,708
Amounts withheld or retained by company for account of others         31,331        41,058
Payable to parent, subsidiaries and affiliates                        33,968       346,919
Policyholder funds on deposit                                         12,578        20,862
Loss clearing                                                         13,610         8,665
Liability for pension and severance pay                                4,945         4,882
Retroactive reinsurance reserves - assumed                            32,893        10,677
Retroactive reinsurance reserves - ceded                             (65,044)      (81,536)
Deposit accounting liabilities                                       486,910       465,475
Deposit accounting liabilities - funds held                        1,006,426     1,089,396
Securities lending payable                                           295,591       125,900
Collateral deposit liability                                         505,755       458,938
Other liabilities                                                    281,304       130,566
                                                                 -----------   -----------
   TOTAL LIABILITIES                                              19,756,213    17,229,032
                                                                 -----------   -----------

                     Capital and Surplus

Common capital stock, $15.00 par value, 1,758,158 shares
   authorized, 1,695,054 shares issued and outstanding                25,426        25,426
Capital in excess of par value                                     2,779,526       702,746
Unassigned surplus                                                 2,176,592     2,529,590
Special surplus funds from retroactive reinsurance                    68,107        81,578
                                                                 -----------   -----------
   TOTAL CAPITAL AND SURPLUS                                       5,049,651     3,339,340
                                                                 -----------   -----------
   TOTAL LIABILITIES, CAPITAL, AND SURPLUS                       $24,805,864   $20,568,372
                                                                 ===========   ===========

                See Notes to Statutory Basis Financial Statements

                         AMERICAN HOME ASSURANCE COMPANY

             STATEMENTS OF INCOME AND CHANGES IN CAPITAL AND SURPLUS

                                 STATUTORY BASIS

                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

FOR THE YEARS ENDED DECEMBER 31,                                    2005         2004
--------------------------------                                -----------   ----------
                     Statements of Income

Underwriting Income:
  Premiums earned                                               $ 7,045,820   $6,522,744
                                                                -----------   ----------
Underwriting Deductions:
  Losses incurred                                                 5,406,410    4,766,133
  Loss adjustment expenses incurred                               1,098,644      730,780
  Other underwriting expenses incurred                            1,584,477    1,424,929
                                                                -----------   ----------
Total Underwriting Deductions                                     8,089,531    6,921,842
                                                                -----------   ----------
NET UNDERWRITING LOSS                                            (1,043,711)    (399,097)
                                                                -----------   ----------
Investment Income:
  Net investment income earned                                      630,678      419,418
  Net realized capital gains (net of capital gains taxes:
    2005 - $20,492; 2004- $13,604)                                   38,055       25,265
                                                                -----------   ----------
NET INVESTMENT GAIN                                                 668,733      444,683
                                                                -----------   ----------
Net loss from agents' or premium balances charged-off              (145,742)     (42,783)
Other gain                                                           91,947       37,322
                                                                -----------   ----------
NET INCOME (LOSS) AFTER CAPITAL GAINS TAXES AND BEFORE
   FEDERAL INCOME TAXES                                            (428,773)      40,125
Federal income tax (benefit) expense                               (243,047)      86,311
                                                                -----------   ----------
    NET LOSS                                                    $  (185,726)  $  (46,187)
                                                                ===========   ==========

                Changes in Capital and Surplus

Capital and Surplus, as of December 31, Previous Year           $ 3,339,340   $3,621,899
  Adjustment to beginning surplus                                  (211,984)    (588,401)
                                                                -----------   ----------
CAPITAL AND SURPLUS, AS OF JANUARY 1,                             3,127,356    3,033,498
                                                                -----------   ----------
Changes in Capital and Surplus:
  Net loss                                                         (185,726)     (46,187)
  Change in net unrealized capital gains [net of capital
     gains taxes: 2005 - $13,354; 2004 - ($92,280)]                 164,444      268,660
  Change in net deferred income tax                                 112,728      455,352
  Change in non-admitted assets                                    (322,775)    (345,908)
  Change in provision for reinsurance                               166,585       (7,795)
  Paid in capital and surplus                                     2,076,780      157,948
  Cash dividends to stockholder                                     (31,732)     (63,464)
  Other surplus adjustments                                               -     (149,132)
  Foreign exchange translation                                      (58,009)      36,367
                                                                -----------   ----------
    TOTAL CHANGES IN CAPITAL AND SURPLUS                          1,922,296      305,842
                                                                -----------   ----------
CAPITAL AND SURPLUS, DECEMBER 31,                               $ 5,049,651   $3,339,340
                                                                ===========   ==========

                See Notes to Statutory Basis Financial Statements

                         AMERICAN HOME ASSURANCE COMPANY

                             STATEMENTS OF CASH FLOW

                                 STATUTORY BASIS

                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

FOR THE YEARS ENDED DECEMBER 31,                                  2005          2004
--------------------------------                              -----------   -----------
                    Cash From Operations

Premiums collected, net of reinsurance                        $ 7,143,463   $ 7,080,889
Net investment income                                             604,156       436,057
Miscellaneous income                                              (53,776)       (4,928)
                                                              -----------   -----------
   SUB-TOTAL                                                    7,693,843     7,512,017
                                                              -----------   -----------
Benefit and loss related payments                               3,809,181        13,777
Commission and other expense paid                               2,171,077     1,930,945
Dividends paid to policyholders                                       878           601
Change in federal and foreign income taxes                         (3,783)      618,202
                                                              -----------   -----------
   NET CASH FROM OPERATIONS                                     1,716,490     4,948,492
                                                              -----------   -----------
                   Cash From Investments

Proceeds from investments sold, matured, or repaid
   Bonds                                                        4,129,223     3,286,111
   Stocks                                                       2,795,546     2,427,404
   Other                                                        3,042,793     4,128,503
                                                              -----------   -----------
   TOTAL PROCEEDS FROM INVESTMENTS SOLD, MATURED, OR REPAID     9,967,562     9,842,018
                                                              -----------   -----------
Cost of Investments Acquired
   Bonds                                                        5,803,573     5,267,295
   Stocks                                                       3,071,743     2,513,100
   Other                                                        3,630,931     4,462,157
                                                              -----------   -----------
   TOTAL COST OF INVESTMENT ACQUIRED                           12,506,247    12,242,551
                                                              -----------   -----------
   NET CASH (USED IN) INVESTING ACTIVITIES                     (2,538,684)   (2,400,533)
                                                              -----------   -----------
       Cash From Financing and Miscellaneous Sources

Capital and Surplus paid-in, less treasury stock                  750,000       157,948
Dividends to stockholder                                          (47,598)      (63,464)
Net deposit on deposit-type contracts and other insurance        (285,727)     (641,968)
Other                                                             434,553    (2,022,900)
                                                              -----------   -----------
   NET CASH PROVIDED FROM (USED IN) FINANCING ACTIVITIES          851,228    (2,570,384)
                                                              -----------   -----------
   NET CHANGE IN CASH AND SHORT-TERM INVESTMENTS                   29,034       (22,425)

Cash and short-term Investments:
   Beginning of year                                               88,995       111,419
                                                              -----------   -----------
   END OF YEAR                                                $   118,028   $    88,995
                                                              ===========   ===========

                See Notes to Statutory Basis Financial Statements

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

NOTE 1 - ORGANIZATION AND SUMMARY OF SIGNIFICANT STATUTORY BASIS ACCOUNTING POLICIES

A.   ORGANIZATION

     The American Home Assurance Company ("AHAC" or the "Company") is a direct wholly-owned subsidiary of the American International Group, Inc. (the "Parent" or "AIG").

     The Company writes substantially all lines of property and casualty insurance with an emphasis on U.S. commercial business. In addition to writing substantially all classes of business insurance, including large commercial or industrial property insurance, excess liability, inland marine, environmental, workers' compensation and excess and umbrella coverages, the Company offers many specialized forms of insurance such as aviation, accident and health, equipment breakdown, directors and officers liability (D&O), difference in conditions, kidnap-ransom, export credit and political risk, and various types of errors and omissions coverages. Through AIG's risk management operation, the Company provides insurance and risk management programs to large corporate customers, while through AIG's risk finance operation the Company is a leading provider in customized structured products.

     The accompanying financial statements include the Company's U.S. operation and its Japan branch.

     The Company accepts business mainly from insurance brokers, enabling selection of specialized markets and retention of underwriting control. Any licensed insurance broker is able to submit business to the Company, but such broker usually has no authority to commit the Company to accept the risk. In addition, the Company utilizes certain managing general agents and third party administrators for policy issuance and administration, underwriting, and claims adjustment services.

     The Company has significant transactions with the Parent and affiliates. In addition, the Company participates in an intercompany pooling agreement with certain affiliated companies (see Note 5).

B.   SUMMARY OF SIGNIFICANT STATUTORY BASIS ACCOUNTING POLICIES

     PRESCRIBED OR PERMITTED STATUTORY ACCOUNTING PRACTICES:

     The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of New York.

     The Insurance Department of the State of New York recognizes only statutory accounting practices prescribed or permitted by the State of New York for determining and reporting the financial position and results of operations of an insurance company and for the purpose of determining its solvency under the New York Insurance Law. The National Association of Insurance Commissioners Accounting Practices and Procedures Manual ("NAIC SAP") has been adopted as a component of prescribed practices by the State of New York. The Commissioner of Insurance has the right to permit other specific practices that deviate from prescribed practices.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)


     The Insurance Department of the State of New York has adopted the following accounting practices that differ from those found in NAIC SAP; specifically the prescribed practices of (1) discounting workers' compensation reserves on a non-tabular basis; in NAIC SAP, discounting of reserves is not permitted on a non-tabular basis; (2) under NAIC SAP, Electronic Data Processing (EDP) assets are admitted; only applicable software is non-admitted; and, (3) New York regulation 20 reinsurance credits for calculating the provision for unauthorized reinsurance; in NAIC SAP, New York Regulation 20 credits are not permitted.

     A reconciliation of the Company's net income and capital and surplus between NAIC SAP and practices prescribed and permitted by the State of New York is shown below:

     DECEMBER 31,                                 2005         2004
     ------------                              ----------   ----------
     NET LOSS, NEW YORK INSURANCE DEPARTMENT   $ (185,726)  $  (46,187)
     State Practices - (Deduction) Income:
        Non-Tabular Discounting                   (31,431)     (44,160)
                                              ----------   ----------
     NET LOSS, NAIC SAP                        $ (217,157)  $  (90,347)
                                               ==========   ==========
     STATUTORY SURPLUS, NEW YORK INSURANCE
        DEPARTMENT                             $5,049,651   $3,339,340
     State Practices - (Charge) Credit:
        Non-Tabular Discounting                  (212,605)    (181,174)
        EDP equipment and software                (93,881)     (90,731)
        Reinsurance Credits                      (208,499)    (192,015)
                                               ----------   ----------
     STATUTORY SURPLUS, NAIC SAP               $4,534,666   $2,875,420
                                               ==========   ==========

     In addition to the aforementioned matters, the Commissioner has permitted the Company to utilize the independent audit of the Company's Parent (the consolidated upstream holding company) to support the requirement for audited U.S. GAAP equity of the investments in non insurance and foreign insurance entities. The Commissioner has also permitted the Company to utilize audited financial statements prepared on a basis of accounting other than U.S. GAAP to value investments in joint ventures, limited partnerships and hedge funds.

     As agreed with the Company's domiciliary state, investments in publicly traded affiliated common stocks are accounted for at the quoted market value less a discount as prescribed by NAIC SAP.

     STATUTORY ACCOUNTING PRACTICES AND GENERALLY ACCEPTED ACCOUNTING
     PRINCIPLES:

     NAIC SAP is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America ("GAAP"). NAIC SAP varies in certain respects from GAAP. A description of these accounting differences is set forth below:

     Under GAAP:

     a. Costs incidental to acquiring business related to premiums written and costs allowed by assuming reinsurers related to premiums ceded are deferred and amortized over the periods covered by the underlying policies or reinsurance agreements;

     b. Statutory basis reserves, such as non-admitted assets and unauthorized reinsurance are restored to surplus;

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     c. The equity in earnings of affiliates with ownership between 20.0% and 50.0% is included in net income, and investments in subsidiaries with greater than 50.0% ownership are consolidated;

     d.   Estimated undeclared dividends to policyholders are accrued;

     e. The reserves for losses and loss adjustment expense (LAE) and unearned premium reserves are presented gross of ceded reinsurance by establishing a reinsurance asset;

     f. Debt and equity securities deemed to be available for sale and trading securities are reported at fair value. The difference between cost and fair value of securities available for sale is reflected net of related deferred income tax, as a separate component of accumulated other comprehensive income in shareholder's equity. For trading securities, the difference between cost and fair value is included in income, while securities held to maturity are valued at amortized cost;

     g. Direct written premium contracts that do not have sufficient risk transfer are treated as deposit accounting liabilities;

     h. Insurance and reinsurance contracts recorded as retroactive retain insurance accounting treatment if they pass the risk transfer test. If risk transfer is not met, no insurance accounting treatment is permitted. All income is then recognized based upon either the interest or recovery method; and

     i. Deferred federal income taxes are provided for temporary differences for the expected future tax consequences of events that have been recognized in the Company's financial statements. The provision for deferred income taxes is reported in the income statement.

     Under NAIC SAP:

     a. Costs incidental to acquiring business related to premiums written and costs allowed by assuming reinsurers related to premiums ceded are immediately expensed;

     b. Statutory basis reserves, such as non-admitted assets and unauthorized reinsurance are charged directly to surplus;

     c. Subsidiaries are not consolidated. The equity in earnings of affiliates is included in unrealized appreciation/(depreciation) of investments which is reported directly in surplus. Dividends are reported as investment income;

     d.   Declared dividends to policyholders are accrued;

     e. The reserve for losses and LAE and unearned premium reserves are presented net of ceded reinsurance;

     f. NAIC investment grade debt securities are reported at amortized cost, while NAIC non-investment grade debt securities (NAIC rated 4-6) are reported at lower of cost or market;

     g. Direct written premium contracts are reported as insurance as long as policies are issued in accordance with insurance requirements;

     h. Insurance and reinsurance contracts deemed to be retroactive receive special accounting treatment. Gains or losses are recognized in the income statement and surplus is segregated by the ceding entity to the extent of gains realized; and

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     i. Deferred federal income taxes are provided for temporary differences for the expected future tax consequences of events that have been recognized in the Company's financial statements. Changes in deferred income taxes are charged directly to surplus and have no impact on statutory earnings. The admissibility of deferred tax assets is limited by statutory guidance.

     The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

     SIGNIFICANT STATUTORY ACCOUNTING PRACTICES:

     A summary of the Company's significant statutory accounting practices are as follows:

     USE OF ESTIMATES: The preparation of financial statements in conformity with accounting practices prescribed or permitted by the State of New York requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. On an ongoing basis, the Company evaluates all of its estimates and assumptions. It also requires disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from management's estimates.

     INVESTED ASSETS: The Company's invested assets are accounted for as follows:

     - Short-term Investments: The Company considers all highly liquid debt securities with maturities of greater than three months but less than twelve months from the date of purchase to be short-term investments. Short-term investments are carried at amortized cost which approximates NAIC market value (as designated by the NAIC Securities Valuation Office).

     - Bonds: Bonds with an NAIC designation of 1 to 3 are carried at amortized cost using the scientific method. Bonds with an NAIC designation of 4 to 6 are carried at the lower of amortized cost or the NAIC-designated market value. Bonds that are determined to have an other-than-temporary decline in value are written down to fair value as the new cost basis, with the corresponding charge to Net Realized Capital Gains as a realized loss.

          Mortgage-backed securities are carried at amortized cost and generally are more likely to be prepaid than other fixed maturities. As of December 31, 2005 and 2004, the NAIC market value of the Company's mortgage-backed securities approximated $165,005 and $178,991, respectively. Mortgage-backed securities include prepayment assumptions used at the purchase date and valuation changes caused by changes in estimated cash flows and are valued using the retrospective method. Prepayment assumptions were obtained from broker surveys.

     - Common and Preferred Stocks: Unaffiliated common stocks are carried principally at market value. Perpetual preferred stocks with an NAIC rating of P1 or P2 are carried at market value. Redeemable preferred stocks with an NAIC rating of RP1 or RP2 that are subject to a 100.0% mandatory sinking fund are carried at amortized cost. All below investment grade preferred stocks are carried at the lower of amortized cost or NAIC designated market values.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

          Investments in affiliates for which the Company's ownership interest (including ownership interest of the Parent and its subsidiaries) is less than 85.0%, and whose securities are traded on one of the three major U.S. exchanges, are included in common stock at the quoted market value less a discount as prescribed by NAIC SAP. The discount rate is approximately 23.0%. Other investments in affiliates are included in common stocks based on the net worth of the entity.

     - Other Invested Assets: Other invested assets consist primarily of investments in joint venture and partnerships. Joint venture and partnership investments are accounted for under the equity method, based on the most recent financial statements of the entity. Changes in carrying value are being recorded as unrealized gains or losses. Investments in joint venture and partnerships that are determined to have an other-than-temporary decline in value are written down to fair value as the new cost basis, with the corresponding charge to Net Realized Capital Gains as a realized loss. The intermediate bond mutual fund, owned by AIG, is carried principally at the NAIC designated market value and the unrealized gain or loss reported as unassigned surplus.

     - Derivatives: Foreign exchange forward contracts are derivatives whereby the Company agrees to exchange a specific amount of one currency for the specific amount of another currency at a date in the future. Foreign exchange contracts are entered into in order to manage exposure to changes in the foreign exchange rates related to long-term foreign denominated bonds held by the Company. The contracts are usually one to three months in duration and are marked to market every month using publicly obtained foreign exchange rates. When the contract expires, realized gains and losses are recorded in investment income.

          Options purchased are included in Other Invested Assets on the Company's Statements of Admitted Assets. Options are carried at market value. Options written are reported in Other Liabilities on the Statements of Liabilities, Capital and Surplus. Realized gains or losses on the disposition of options are determined on the basis of specific identification and are included in income.

          Futures are exchange contracts whereby the Company agrees to buy a specific amount of an underlying security (usually an equity index) at a specific price in the future. Throughout the term of the contract, the change in the underlying security's price in the future is calculated each business day, and the gain or loss is transferred in cash to or from the counterparty. When the future position is closed out or expires, a final payment is made. The daily mark-to-market payments are accounted for as realized gains or losses.

          The Company does not use hedge accounting for its derivatives.

          Any change in unrealized gains or losses on options purchased or written are credited or charged to unassigned surplus.

     - Net Investment Gains (Losses): Net investment gains (losses) consists of net investment income earned and realized gains or losses from the disposition of investments. Net investment income earned includes accrued interest, accrued dividends and distributions from partnerships and joint ventures. Investment income is recorded as earned. Realized gains or losses on the disposition of investments are determined on the basis of the specific identification.

     - Unrealized Gains (Losses): Unrealized gains (losses) on all stocks, bonds carried at NAIC designated values, joint venture, partnerships, derivatives, and foreign currency translation are credited or charged to unassigned surplus.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     REVENUE RECOGNITION: Direct written premiums contracts are primarily earned on a pro-rata basis over the terms of the policies to which they relate. Accordingly, unearned premiums represent the portion of premiums written which is applicable to the unexpired terms of policies in force. Ceded premiums are amortized into income over the contract period in proportion to the protection received.

     Premium estimates for retrospectively rated policies are recognized within the periods in which the related losses are incurred. In accordance with NAIC Statement on Statutory Accounting Practices (SSAP) No. 66 entitled Retrospectively Rated Contracts, the Company estimates accrued retrospectively rated premium adjustments by using the application of historical ratios of retrospective rated premium development. The Company records accrued retrospectively rated premiums as an adjustment to earned premiums. In connection therewith, as of December 31, 2005 and 2004, accrued premiums related to the Company's retrospectively rated contracts amounted to $27,758 and $7,717, respectively, net of non-admitted premium balances of $3,084 and $857 respectively.

     Adjustments to premiums for changes in the level of exposure to insurance risk are generally determined based upon audits conducted after the policy expiration date. In accordance with SSAP No. 53 entitled Property and Casualty Contracts - Premiums, the Company records these estimates [commonly known as Earned But Unbilled (EBUB) Premiums] as an adjustment to written premium, and earns these premiums immediately. For premium adjustments that result in a return of premium to the policyholder, the Company immediately reduces earned premiums. When the EBUB premium exceeds the amount of collateral held, a non-admitted asset (equivalent to 10.0% of this excess amount) is recorded.

     In accordance with SSAP No. 53, the Company reviews its ultimate losses in respect to its premium reserves. A liability is established if the premium reserves are not sufficient to cover the ultimate loss projection and associated acquisition expenses. Investment income is not considered in the calculation.

     For certain lines of business for which the insurance policy is issued on a claims-made basis, the Company offers to its insureds the option to purchase an extended reporting endorsement (commonly referred to as Tail Coverage), which permits the extended reporting of insured events after the termination of the claims made contract. Extended reporting endorsements modify the exposure period of the underlying contract and can be for a defined period (e.g., six months, one year, five years) or an indefinite period. For defined reporting periods, premiums are earned over the term of the fixed period. For indefinite reporting periods, premiums are fully earned and loss and LAE liabilities associated with the unreported claims are recognized immediately.

     REINSURANCE: Ceded premiums, commissions, expense reimbursements and reserves related to ceded business are accounted for on a basis consistent with that used in accounting for the original contracts issued and the terms of the reinsurance contract. Ceded premiums have been reported as a reduction of premium earned. Amounts applicable to ceded reinsurance for unearned premium reserves, and reserves for losses and LAE have been reported as a reduction of these items, and expense allowances received in connection with ceded reinsurance are accounted for as a reduction of the related acquisition cost.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     RETROACTIVE REINSURANCE: Retroactive reinsurance reserves are shown separately in the balance sheet. Gains or losses are recognized in the income statement. Surplus gains are reported as segregated unassigned funds (surplus) until the actual retroactive reinsurance recovered exceeds the consideration paid.

     As agreed with the Company's domiciliary state, the Company analyzed the status of all reinsurance treaties entered into on or after January 1, 1994 for which ceded reserves as of December 31, 2004 (including IBNR) exceeded $100 for compliance with the nine month rule as prescribed in SSAP No. 62, entitled Property and Casualty Reinsurance. Any such treaties for which the documentation required by SSAP No. 62 did not exist were reclassified as retroactive, with appropriate adjustments to underwriting accounts and unassigned surplus. Treaties entered into prior to January 1, 2005 for which such documentation is contained in the Company's files retained prospective treatment, irrespective of whether such documentation was executed within nine months of the treaty's effective date in accordance with agreements reached with the Domiciliary Insurance Department.

     DEPOSIT ACCOUNTING: All assumed and ceded reinsurance contracts which the Company determines do not transfer a sufficient amount of insurance risk are recorded as deposit accounting transactions in accordance with SSAP No. 62 and SSAP No. 75 entitled Reinsurance Deposit Accounting An Amendment to SSAP No. 62, Property and Casualty Reinsurance.

     As agreed with the Company's domiciliary state, direct insurance transactions whereby the Company determines there was insufficient risk transfer, other than those where a policy was issued (a) in respect of the insured's requirement for evidence of coverage pursuant to applicable statutes (insurance statutes or otherwise), contractual terms or normal business practices, (b) in respect of an excess insurer's requirement for an underlying primary insurance policy in lieu of self insurance, or (c) in compliance with filed forms, rates and/or rating plans, are recorded as deposit accounting arrangements.

     FOREIGN PROPERTY CASUALTY BUSINESS: As agreed with the Company's domiciliary state, the Company will continue to follow the current presentation practices relating to its foreign branches and participation in the business of the American International Underwriters Overseas Association (AIUOA). See Note 5 for a description of AIUOA pooling arrangement and related financial statement presentation.

     COMMISSIONS AND OTHER UNDERWRITING EXPENSES: Commissions, premium taxes, and certain other underwriting expenses related to premiums written are charged to income at the time the premiums are written and are included in Other Underwriting Expenses Incurred. In accordance with SSAP No. 62, the Company records a liability for reinsurance ceding commissions recorded in excess of acquisition costs. The liability is earned over the terms of the underlying policies.

     RESERVES FOR LOSSES AND LAE: The reserves for losses and LAE, including incurred but not reported (IBNR) losses, are determined on the basis of actuarial specialists' evaluations and other estimates, including historical loss experience. The methods of making such estimates and for establishing the resulting reserves are continually reviewed and updated, and any resulting adjustments are recorded in the current period. Accordingly, losses and LAE are charged to income as incurred. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy.

     The Company discounts its loss reserves on workers' compensation claims.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     The calculation of the Company's tabular discount is based upon the 1979-81 Decennial Mortality Table, and applying a 3.5% interest rate. Loss reserves (net of reinsurance) subject to the tabular discounting were $1,671,598 and $1,348,754, as of December 31, 2005 and 2004, respectively. As of December 31, 2005 and 2004, the Company's tabular discount amounted to $184,289 and $143,688, respectively, all of which were applied against the Company's case reserves.

     The calculation of the Company's non-tabular discount is based upon the Company's own payout pattern and a 5.0% interest rate as prescribed by the Insurance Department of the State of New York. Loss and LAE reserves (net of reinsurance) subject to the non-tabular discounting were $1,487,309 and $1,205,066, as of December 31, 2005 and 2004, respectively. As of December 31, 2005 and 2004, the Company's non-tabular discount amounted to $212,605 and $181,174, respectively, all of which were applied against the Company's case reserves.

     FOREIGN EXCHANGE: Assets and liabilities denominated in foreign currencies are translated at the rate of exchange in effect at the close of the reporting period. Unrealized gains and losses from translating balances from foreign currency into United States currency are recorded as adjustments to surplus. Gains and losses resulting from foreign currency transactions are included in income.

     STATUTORY BASIS RESERVES: Certain required statutory basis reserves, principally the provision for reinsurance, are charged to surplus and reflected as a liability of the Company.

     POLICYHOLDERS' DIVIDENDS: Dividends to policyholders are charged to income as declared.

     CAPITAL AND SURPLUS: Common capital stock and capital in excess of par value represents amounts received by the Company in exchange for shares issued. The common capital stock represents the number of shares issued multiplied by par value per share. Capital in excess of par value represents the value received by the Company in excess of the par value per share.

     NON-ADMITTED ASSETS: Certain assets, principally leasehold improvements, certain overdue agents' balances, prepaid expenses and certain deferred taxes that exceed statutory guidance are designated as Non-admitted Assets and are directly charged to Unassigned Surplus. Leasehold improvements are amortized over the lesser of the remaining lease term or the estimated useful life of the leasehold improvement. In connection therewith, for the years ended December 31, 2005 and 2004, depreciation and amortization expense amounted to $24,616 and $17,060, respectively.

     RECLASSIFICATIONS: Certain balances contained in the 2004 financial statements have been reclassified to conform with the current year's presentation.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

NOTE 2 - ACCOUNTING ADJUSTMENTS TO STATUTORY BASIS FINANCIAL STATEMENTS

A.   ACCOUNTING ADJUSTMENTS TO 2005 STATUTORY BASIS FINANCIAL STATEMENTS

     During 2005, the Company dedicated significant effort to the resolution of previously identified weaknesses in internal controls over balance sheet reconciliations. As a result of these remediation efforts, management concluded that certain adjustments should be made to the assets, liabilities, net income and unassigned surplus as reported in the Company's 2004 amended Annual Statement. The adjustments resulted in an after tax statutory charge of $211,984. In accordance with SSAP No. 3 entitled Accounting Changes and Correction of Errors, the Company reported the impact to its 2004 and prior unassigned surplus as an adjustment to unassigned surplus as of January 1, 2005.

     CAPITAL AND SURPLUS, AS OF DECEMBER 31, 2004        $3,339,340

     Adjustments to Beginning Capital and Surplus:

       Asset realization                                   (229,448)
       Revenue recognition                                  (65,075)
                                                         ----------
          TOTAL ADJUSTMENTS TO BEGINNING CAPITAL
             AND SURPLUS, BEFORE FEDERAL INCOME TAXES      (294,523)

       Current federal income taxes                          22,311
       Deferred income taxes                                 60,228
                                                         ----------
          TOTAL ADJUSTMENTS TO BEGINNING CAPITAL
             AND SURPLUS, AFTER FEDERAL INCOME TAXES     $ (211,984)
                                                         ----------
     CAPITAL AND SURPLUS, AS OF JANUARY 1, 2005          $3,127,356
                                                         ==========

     An explanation for each of the adjustments for prior period corrections is described below:

     1. ASSET REALIZATION: As a result of the remediation of the internal control weaknesses related to the balance sheet reconciliations, a further review was performed of the Company's allowance for doubtful accounts and other accruals. Based on this review, the Company determined that the allowances related to certain premium receivable, reinsurance recoverable and other asset accounts were not sufficient. The adjustment has established additional allowances for these items.

     2. REVENUE RECOGNITION: As a result of the remediation of the internal control weaknesses related to the Company's revenue recognition policies, a further review was performed by the Company that resulted in revisions to revenues that were recognized in prior periods related to certain long duration environmental insurance contracts.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

B.   ACCOUNTING ADJUSTMENTS TO 2004 STATUTORY BASIS FINANCIAL STATEMENTS

     As a result of regulatory inquiries into certain transactions, AIG conducted an internal review of information and certain transactions from January 2000 to May 2005. As part of the internal review, the Company reviewed the statutory accounting treatment for matters identified during the internal review and concluded that certain transactions required adjustment.

     An agreement was reached with the Company's domiciliary state to re-file its 2004 annual statement using the methodology prescribed under Statements of Statutory Accounting Principles SSAP No. 3. In applying this methodology, the Company has reflected the impact (in the amount of $588,401) to its 2003 and prior unassigned surplus as a prior period correction adjustment to unassigned surplus as of January 1, 2004.

     A reconciliation of the Company's unassigned surplus balance from December 31, 2003 to January 1, 2004, taking into consideration these prior period adjustments, is outlined in the table below:

     TOTAL CAPITAL AND SURPLUS, DECEMBER 31, 2003              $3,621,899

     Adjustments to beginning capital and surplus:

     1. Risk Transfer (Union Excess, Richmond and other)         (431,414)
     2. Coventry                                                  (15,932)
     3. Loss Reserves                                             (74,880)
     4. DBG Analysis                                              (53,316)
     5. Other Adjustments                                         (12,859)
                                                               ----------
     TOTAL ADJUSTMENTS TO BEGINNING CAPITAL AND SURPLUS          (588,401)
                                                               ----------
     TOTAL CAPITAL AND SURPLUS, AS OF JANUARY 1, 2004          $3,033,498
                                                               ==========

     The above reconciliation of the Company's unassigned surplus at January 1, 2004 is presented net of income taxes. The Company has evaluated any deferred income taxes arising from these adjustments for admissibility in accordance with NAIC SAP.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     An explanation of each of the accounting adjustments included in the reconciliation above are discussed below:

     1. RISK TRANSFER (UNION EXCESS, RICHMOND AND OTHER): Reinsurance ceded to Union Excess Reinsurance Company, Ltd. (Union Excess), a Barbados-domiciled reinsurer, Richmond Insurance Company, Ltd. (Richmond), a Bermuda-based reinsurance holding company, and some other insurance and reinsurance transactions were adjusted to deposit accounting due to insufficient risk transfer in accordance with SSAP No. 62 and SSAP No. 75.

     2. COVENTRY: Life settlements are designed to assist life insurance policyholders to monetize the existing value of life insurance policies. The Company has determined, in light of new information not available to management of the Company at the time the initial accounting determination was made, that the accounting for these transactions as insurance and reinsurance was a misapplication of statutory accounting and such transactions have been reversed in the Company's financial statements. This adjustment results in AIG's entire investment in life settlements being accounted for as a collateral loan in accordance with SSAP No. 21 entitled Other Admitted Assets.

     3. LOSS RESERVES: The Company determined that the unsupported changes in reserves independently from the actuarial process constituted errors which have been adjusted accordingly.

     4. DOMESTIC BROKERAGE GROUP DBG ANALYSIS: The Company has determined that allowances related to certain premium receivable, reinsurance recoverable and other assets were not sufficient. The adjustment has established additional allowances for these items.

     5. OTHER ADJUSTMENTS: The Company has summarized other miscellaneous adjustments that individually did not have a significant impact on the adjustment of its statutory financial statements.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

NOTE 3 - INVESTMENTS

The amortized cost and NAIC market values* of the Company's bond investments at December 31, 2005 and 2004 are outlined in the table below:

                                                                                   GROSS        GROSS       NAIC *
                                                                    AMORTIZED   UNREALIZED   UNREALIZED     MARKET
                                                                      COST         GAINS       LOSSES        VALUE
                                                                   ----------   ----------   ----------   ----------
AS OF DECEMBER 31, 2005
   U.S. governments                                                $  339,230    $  1,331      $ 4,491    $  336,070
   All other governments                                            1,030,463       5,491        4,015     1,031,939
   States, territories and possessions                              1,437,180      25,194        4,641     1,457,733
   Political subdivisions of states, territories and possessions    1,971,726      34,761        2,780     2,003,707
   Special revenue and special assessment obligations and all non-guaranteed obligations of agencies and authorities and
   their political subdivisions                                     4,242,687      78,602        6,193     4,315,096
   Public utilities                                                    46,234         634          226        46,642
   Industrial and miscellaneous                                       596,460      13,179        2,815       606,824
                                                                   ----------    --------      -------    ----------
      TOTAL BONDS, AS OF DECEMBER 31, 2005                         $9,663,980    $159,192      $25,161    $9,798,011
                                                                   ==========    ========      =======    ==========
AS OF DECEMBER 31, 2004
   U.S. governments                                                $  409,872    $  2,471      $ 3,542    $  408,801
   All other governments                                              696,857       4,848          377       701,328
   States, territories and possessions                              1,495,488      31,687        2,075     1,525,100
   Political subdivisions of states, territories and possessions    1,218,335      33,096        1,324     1,250,107
   Special revenue and special assessment obligation and all
   non-guaranteed obligations of agencies and authorities and
   their political subdivisions                                     3,642,185     137,274        3,314     3,776,145
   Public utilities                                                    33,300         776           46        34,030
   Industrial and miscellaneous                                       498,547      15,663          170       514,040
                                                                   ----------    --------      -------    ----------
      TOTAL BONDS, AS OF DECEMBER 31, 2004                         $7,994,584    $225,815      $10,848    $8,209,551
                                                                   ==========    ========      =======    ==========

As of December 31, 2005 and 2004, the actual fair market value principally priced by Interactive Data Corporation, a third party rating source, for the above listed securities amounted to $9,818,483 and $8,233,574, respectively.

----------
* The NAIC market value was used where available. When not available, market values were obtained from third party pricing sources.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

The amortized cost and NAIC market values* of bonds at December 31, 2005 and 2004, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay certain obligations with or without call or prepayment penalties.

                                                    2005                        2004
                                         -------------------------   -------------------------
                                          AMORTIZED      NAIC *       AMORTIZED      NAIC *
AS OF DECEMBER 31,                          COST      MARKET VALUE      COST      MARKET VALUE
------------------                       ----------   ------------   ----------   ------------
Due in one year or less                  $  957,757    $  954,751    $  645,776    $  699,528
Due after one year through five years       855,048       857,130       548,675       554,970
Due after five years through ten years    6,253,720     6,338,300     1,695,997     1,715,243
Due after ten years                       1,435,025     1,482,825     4,931,680     5,060,819
Mortgaged-backed securities                 162,430       165,005       172,456       178,991
                                         ----------    ----------    ----------    ----------
   TOTAL BONDS                           $9,663,980    $9,798,011    $7,994,584    $8,209,551
                                         ==========    ==========    ==========    ==========

During 2005 and 2004, proceeds from the sale of the Company's bonds amounted to $3,278,300 and $2,197,876, respectively. During 2005 and 2004, the Company realized gross gains of $31,404 and $15,434, respectively, and gross losses of $17,304 and $20,960, respectively, related to these sales.

During 2005 and 2004, proceeds from the sale of the Company's equity investments amounted to $2,703,032 and $2,307,028, respectively. Gross gains of $132,690 and $121,648 and gross losses of $91,050 and $84,827 were realized on those sales in 2005 and 2004, respectively.

----------
* The NAIC market value was used where available. When not available, market values were obtained from third party pricing sources.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

The amortized cost and NAIC market values* of the Company's common and preferred stocks at December 31, 2005 and 2004 are set forth in the table below:

                                    DECEMBER 31, 2005                                  DECEMBER 31, 2004
                    ------------------------------------------------   -------------------------------------------------
                                    GROSS       GROSS       NAIC *                     GROSS        GROSS       NAIC *
                     AMORTIZED   UNREALIZED  UNREALIZED     MARKET      AMORTIZED   UNREALIZED   UNREALIZED     MARKET
                       COST         GAINS      LOSSES        VALUE        COST         GAINS       LOSSES        VALUE
                    ----------   ----------  ----------   ----------   ----------   ----------   ----------   ----------
Common Stocks:
   Affiliated       $  602,396   $1,521,619   $ 68,346    $2,055,669   $  638,099   $1,343,104    $ 94,566    $1,886,637
   Non-affiliated      972,712      198,989     36,787     1,134,914      736,635      318,732      18,573     1,036,794
                    ----------   ----------   --------    ----------   ----------   ----------    --------    ----------
      TOTAL         $1,575,108   $1,720,608   $105,133    $3,190,583   $1,374,734   $1,661,836    $113,139    $2,923,431
                    ==========   ==========   ========    ==========   ==========   ==========    ========    ==========
Preferred Stocks:
   Affiliated       $        -   $        -   $      -    $        -   $        -  $         -    $      -    $        -
   Non-affiliated      539,993       10,710      8,758       541,945      436,573       30,312       3,696       463,189
                    ----------   ----------   --------    ----------   ----------   ----------    --------    ----------
      TOTAL         $  539,993   $   10,710   $  8,758    $  541,945   $  436,573   $   30,312    $  3,696    $  463,189
                    ==========   ==========   ========    ==========   ==========   ==========    ========    ==========

The NAIC market value column for preferred stocks in the above table does not agree to the carrying amount in the Company's Statements of Admitted Assets due to the Company's redeemable preferred stocks being carried at amortized, while the Company's perpetual preferred stocks being carried at market value.

As of December 31, 2005 and 2004, the Company held derivative investments of $(572) and $0, respectively.

----------
* The NAIC market value was used where available. When not available, market values were obtained from third party pricing sources.

                         AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                (000'S OMITTED)


The fair market value together with the aging of the pre-tax unrealized losses with respect to the Company's bonds and stocks as of December 31, 2005 and 2004 is set forth in the table below:

                                                                          GREATER
                                            12 MONTHS OR LESS          THAN 12 MONTHS               TOTAL
                                         -----------------------   ---------------------   -----------------------
                                            FAIR      UNREALIZED     FAIR     UNREALIZED      FAIR      UNREALIZED
DESCRIPTION OF SECURITIES                   VALUE       LOSSES       VALUE      LOSSES        VALUE       LOSSES
-------------------------                ----------   ----------   --------   ----------   ----------   ----------
As of December 31, 2005:
   U. S. Governments                     $  263,575     $ 3,780    $ 14,643    $    711    $  278,218    $  4,491
   All Other Governments                    831,441       3,520      19,830         495       851,271       4,015
   States, territories and possessions      368,996       3,419      51,889       1,222       420,885       4,641
   Political subdivisions of states,
   territories and possessions              380,044       2,347      23,929         433       403,973       2,780
   Special revenue                          549,541       4,212      72,215       1,981       621,756       6,193
   Public utilities                          16,300         188       1,661          38        17,961         226
   Industrial and miscellaneous             115,026       2,247      14,784         568       129,810       2,815
                                         ----------     -------    --------    --------    ----------    --------
   TOTAL BONDS                            2,524,923      19,713     198,951       5,448     2,723,874      25,161
   Common Stock                             421,479      31,543     215,755      73,590       637,234     105,133
   Preferred Stock                          276,755       6,666      40,807       2,092       317,562       8,758
                                         ----------     -------    --------    --------    ----------    --------
   TOTAL STOCKS                             698,234      38,209     256,562      75,862       954,796     113,891
                                         ----------     -------    --------    --------    ----------    --------
   TOTAL BONDS AND STOCKS                $3,223,157     $57,922    $455,513    $ 81,130    $3,678,670    $139,052
                                         ==========     =======    ========    ========    ==========    ========
As of December 31, 2004:
   U. S. Governments                     $  126,772     $ 2,478    $ 31,405    $  1,064    $  158,177    $  3,542
   All Other Governments                    399,899         350      42,529          27       442,428         377
   States, territories and possessions      177,476         951     111,285       1,124       288,761       2,075
   Political subdivisions of states,
   territories and possessions              182,790         980      51,319         344       234,109       1,324
   Special revenue                          264,313       1,667     154,878       1,647       419,191       3,314
   Public utilities                           7,840          36       3,562          10        11,402          46
   Industrial and miscellaneous              55,323          47      31,706         123        87,029         170
                                         ----------     -------    --------    --------    ----------    --------
   TOTAL BONDS                            1,214,413       6,509     426,684       4,339     1,641,097      10,848
   Common Stock                             139,774      12,538     180,178     100,601       319,952     113,139
   Preferred Stock                           69,075       1,596      22,900       2,100        91,975       3,696
                                         ----------     -------    --------    --------    ----------    --------
   TOTAL STOCKS                             208,849      14,134     203,078     102,701       411,927     116,835
                                         ----------     -------    --------    --------    ----------    --------
   TOTAL BONDS AND STOCKS                $1,423,262     $20,643    $629,762    $107,040    $2,053,024    $127,683
                                         ==========     =======    ========    ========    ==========    ========

                         AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                (000'S OMITTED)

In general, a security is considered a candidate for other-than-temporary impairments if it meets any of the following criteria:

a. Trading at a significant (25 percent or more) discount to par or amortized cost (if lower) for an extended period of time (nine months or longer);

b. The occurrence of a discrete credit event resulting in (i) the issuer defaulting on a material outstanding obligation; or (ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for the court supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or

c. In the opinion of Company's management, it is probable that AIG may not realize a full recovery on its investment, irrespective of the occurrence of one of the foregoing events.

As of December 31, 2005, the Company has both the ability and intent to hold these investments to recovery.

During 2005 and 2004, the Company reported write-downs on its common and preferred stock investments due to an other-than-temporary decline in fair value of $972 and $2,708, respectively, and reported write-downs on its bond investments due to an other-than-temporary decline in fair value of $2,542 and $53,390, respectively.

During 2005 and 2004, the Company reported the following write-downs on its joint venture and partnership investments due to an other-than-temporary decline in fair value:

FOR THE YEARS ENDED DECEMBER 31,    2005     2004
--------------------------------   ------   ------
Advanced Technology Ventures VI    $    -   $3,444
Advanced Technology Ventures VII        -    2,452
Sprout Capital IX                       -    3,403
Morgan Stanley III                  1,684        -
Items less than $1.0 million           11      634
                                   ------   ------
TOTAL                              $1,695   $9,933
                                   ======   ======

As of December 31, 2005 and 2004, securities with a market value of $289,449 and $122,878, respectively, were on loan. The Company receives as collateral 102.0% of the market value of domestic transactions and 105.0% for cross-border transactions. Securities lent, under the Securities Lending Agreement, are under exclusive control of the Company. Pursuant to the Securities Agency Lending Agreement, AIG Global Securities Lending Corporation, a Delaware registered company, maintains responsibility for the investment and control of such collateral.

Securities carried at amortized cost of $2,270,251 and $1,882,606 were deposited with regulatory authorities as required by law at December 31, 2005 and 2004, respectively.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

Other invested assets include $966,546 of collateralized loans as of December 31, 2005. As agreed with the Company's domiciliary state, these loans represent AIG's entire investment in life settlements and are being accounted for as a collateral loan in accordance with SSAP No. 21. The admitted value of the loans is not in excess of the cost (including capitalized interest) of acquiring the life settlements and maintaining them in force for so long as the fair value of the underlying life settlements collateralizing such loans is at least equal to the outstanding amount of such loans.

During 2005 and 2004, included in Net Investment Income Earned were investment expenses of $7,139 and $5,330, respectively, and interest expense of $77,243 and $53,902, respectively.

NOTE 4 - RESERVES FOR LOSSES AND LAE

A reconciliation of the Company's reserves for losses and LAE as of December 31, 2005 and 2004 is set forth in the table below:

                                                           2005          2004
                                                       -----------   -----------
RESERVES FOR LOSSES AND LAE, BEGINNING OF THE PERIOD   $ 9,357,799   $ 6,388,455

Adjustments for prior period corrections                  (165,738)      860,497

Incurred losses and LAE related to:

   Current accident year                                 5,111,414     4,654,796
   Prior accident years                                  1,393,640       842,117
                                                       -----------   -----------
      TOTAL INCURRED LOSSES AND LAE                      6,505,054     5,496,913
                                                       -----------   -----------
Paid losses and LAE related to:

   Current accident year                                (1,284,778)     (933,937)
   Prior accident years                                 (2,792,259)   (2,454,129)
                                                       -----------   -----------
      TOTAL PAID LOSSES AND LAE                         (4,077,037)   (3,388,066)
                                                       -----------   -----------
RESERVES FOR LOSSES AND LAE, AS OF DECEMBER 31,        $11,620,078   $ 9,357,799
                                                       ===========   ===========

During 2005 and 2004 calendar years, estimated ultimate incurred losses and LAE attributable to insured events of prior years increased by $1,393,640 and $842,117, respectively. The Company experienced adverse loss and LAE reserve development primarily related to claims from accident years 2002 and prior. The classes of business accounting for the majority of this adverse development were directors & officers' liability and related management liability classes of business, excess casualty, and excess workers' compensation. In addition, the Company significantly increased its reserves for asbestos based on a ground up review of its asbestos claims exposures conducted for year-end 2005.

As of December 31, 2005 and 2004, the Company's reserves for losses and LAE have been reduced by anticipated salvage and subrogation of $188,050 and $161,123, respectively.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

As of December 31, 2005 and 2004, the Company's reserves for losses and LAE have been reduced by credits for reinsurance recoverable of $7,425,539 and $6,086,862, respectively (exclusive of intercompany pooling).

NOTE 5 - RELATED PARTY TRANSACTIONS

A.   NATIONAL UNION INTERCOMPANY POOLING AGREEMENT

     The Company, as well as certain other insurance company subsidiaries of the Parent, is a party to an inter-company reinsurance pooling agreement. In accordance with the terms and conditions of this agreement, the member companies cede all direct and assumed business except business from foreign branches (excluding Canada) to National Union Fire Insurance Company of Pittsburgh, PA (National Union), the lead pooling participant. In turn, each pooling participant receives from National Union their percentage share of the pooled business.

     In connection therewith, the Company's share of the pool is 36.0%. Accordingly, premiums earned, losses and LAE incurred, and other underwriting expenses, as well as related assets and liabilities, in the accompanying financial statements emanate from the Company's percentage participation in the pool.

     A list of all pooling participants and their respective participation percentages is set forth in the table below:

                                                     NAIC CO.   PARTICIPATION
     MEMBER COMPANY                                   CODE        PERCENT
     --------------                                  --------   -------------
     National Union Fire Insurance
     Company of Pittsburgh, PA.                         19445        38.0%
     American Home Assurance Company                    19380        36.0%
     Commerce and Industry Insurance Company            19410        10.0%
     New Hampshire Insurance Company                    23481         5.0%
     The Insurance Company of the State
       of Pennsylvania                                  19429         5.0%
     Birmingham Fire Insurance Company of
       Pennsylvania                                     19402         5.0%
     AIU Insurance Company                              19399         1.0%
     American International Pacific
       Insurance Company                                23795         0.0%
     American International South
       Insurance Company                                40258         0.0%
     Granite State Insurance Company                    23809         0.0%
     Illinois National Insurance Company                23817         0.0%

B.   AMERICAN INTERNATIONAL UNDERWRITERS OVERSEAS ASSOCIATION POOLING
     ARRANGEMENT

     AIG formed American International Underwriters Overseas Association ("AIUOA"), a Bermuda unincorporated association, in 1976, as the pooling mechanism for AIG's international general insurance operations.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     A list of all members in AIUOA and their respective participation percentages is set forth in the table below:

                                                                                   NAIC CO.   PARTICIPATION
     MEMBER COMPANY                                                                  CODE        PERCENT
     --------------                                                                --------   -------------
     American International Underwriters Overseas, Limited                            --        67.0%
     New Hampshire Insurance Company (NHIC)                                        23481        12.0%
     National Union Fire Insurance Company of Pittsburgh, Pa. (National Union)     19445        11.0%
     American Home Assurance Company (AHAC)                                        19380        10.0%

     In exchange for membership in AIUOA at the assigned participation, the members contributed capital in the form of cash and other assets, including rights to future business written by international operations owned by the members. The legal ownership and insurance licenses of these international branches remain in the name of NHIC, National Union, and the Company.

     At the time of forming the AIUOA, the member companies entered into an open-ended reinsurance agreement, cancelable with six months written notice by any member. The reinsurance agreement governs the insurance business pooled in the AIUOA. As discussed in Note 1, the Company continues to follow the current practices relating to its foreign branches and participation in the business of AIUOA by recording: (a) its net (after pooling) liability on such business as direct writings in its statutory financial statements, rather than recording gross direct writings with reinsurance cessions to the other pool members; (b) its corresponding balance sheet position, excluding loss reserves and unearned premium reserves, as a net equity interest in Equities in Underwriting Pools and Associations; and (c) loss reserves and unearned premium reserves are recorded on a gross basis. As of December 31, 2005 and 2004, the Company's interest in AIUOA amounted to $581,410 and $502,165, respectively, gross of $906,874 and $854,307, respectively, in loss reserves and unearned premium reserves, after consideration of the National Union intercompany pooling agreement.

     Additionally, the Company holds 4.5% of the issued share capital of AIG Europe S.A. for the beneficial interest of the AIUOA. As of December 31, 2005, the Company's interest in AIG Europe S.A. amounted to $64,437.

C.   GUARANTEE ARRANGEMENTS

     The Company has issued guarantees whereby the Company unconditionally and irrevocably guarantees all present and future obligations and liabilities of any kind arising from the policies of insurance issued by the guaranteed companies in exchange for an annual guarantee fee.

     The guarantees are not expected to have a material effect upon the Company's surplus as guaranteed companies have admitted assets in excess of policyholder liabilities.

     The Company believes that the likelihood of a payment under the guarantee is remote. These guarantees are provided to maintain the guaranteed company's rating status issued by certain rating agencies. In the event of termination of a guarantee, obligations in effect or contracted for on the date of termination would remain covered until extinguished.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     The Company is party to an agreement with AIG whereby AIG has agreed to make any payments due under the guarantees in the place and stead of the Company.

     A list of the guarantees that were in effect at December 31, 2005 is outlined in the table below:

                                             GUARANTEE   POLICYHOLDER     INVESTED     ESTIMATED   POLICYHOLDER
     GUARANTEED COMPANY                       ISSUED      OBLIGATIONS      ASSETS         LOSS        SURPLUS
     ------------------                     ----------   ------------   ------------   ---------   ------------
     AIG Hawaii Insurance Company, Inc.      11/5/1997   $     98,026   $    152,274      $-      $     59,829
     AIG Czech Republic posjistovna, a.s.     8/1/2003         15,478         18,745       -            18,973*
     AIG Europe S. A.                        9/15/1998      1,060,634      1,049,873       -           703,296*
     AIG Europe (Netherlands)                9/20/2004        365,491        113,405       -           133,054*
     AIG Mexico Seguros interamericana,
        S. A. de C.V.                       12/15/1997         60,655         71,646       -            84,469*
     Landmark Insurance Company,
        Limited                               3/2/1998        361,934        250,272       -            85,855*
     American General Life and Accident
        Insurance Company                     3/3/2003      7,542,595      8,697,899       -           638,133**
     American General Life Insurance
        Company                               3/3/2003     21,161,070     23,505,506       -         1,853,471**
     The United States Life Insurance
        Company of the City of New York       3/3/2003      3,323,214      3,805,773       -           378,664**
     The Variable Annuity Life Insurance
        Company                               3/3/2003     29,496,780     33,692,171       -         3,345,667**
     AIG Edison Life Insurance Company       8/29/2003     18,673,168     19,987,483       -         1,017,274*
     American International Insurance
        Company                              11/5/1997        338,699        574,093       -           303,593
     American International Insurance
        Company of California               12/15/1997        135,236         51,025       -            19,030
     American International Insurance
        Company of New Jersey               12/15/1997        126,230         43,142       -            26,412
     Minnesota Insurance Company            12/15/1997         42,125         50,517       -            17,943
     AIG SunAmerica Life Insurance
        Company +                             1/4/1999      4,934,344      6,678,361       -           947,125
     Lloyds Syndicate                       12/22/2003        904,931        445,345       -           233,920
     First SunAmerica Life Insurance
        Company +                             1/4/1999      3,785,855      4,067,962       -           265,572**
     SunAmerica Insurance Company +           1/4/1999     41,282,892     61,515,532       -         4,404,348**
                                                         ------------   ------------      ---      -----------
        TOTAL GUARANTEES                                 $133,709,357   $164,771,024      $-       $14,536,628
                                                         ============   ============      ===      ===========

     + The guaranteed company is also backed by a support agreement issued by AIG.

     *    Policyholders' surplus is based on local GAAP financial statements.

     ** Policyholders' surplus for life companies is increased by the asset valuation reserve (AVR).

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

D.   INVESTMENTS IN AFFILIATES

     As of December 31, 2005, the Company's common stock investments with its affiliates together with the related change in unrealized appreciation were as follows:

                                                                              EQUITY AT
                                                     OWNERSHIP     COST     DECEMBER 31,    CHANGE IN
     AFFILIATED COMMON STOCK INVESTMENTS              PERCENT      2005         2005       EQUITY 2005
     -----------------------------------             ---------   --------   ------------   -----------
     AIG Hawaii Insurance Company, Inc.               100.00%    $ 10,000    $   59,829     $ (2,590)
     AIG Non Life Holding Company (Japan), Inc.       100.00%     124,477       331,915       63,241
     American International Reality Corporation        31.47%      29,581        25,348       (1,932)
     Eastgreen, Inc.                                   13.42%      12,804        13,935          355
     Pine Street Real Estate Holdings Corporation      31.47%       5,445        21,347            4
     AIG Mexico Industrial, I.L.L.C.                   49.00%       1,017         1,017            -
     American International Life Assurance Company     22.48%      70,387       156,529       20,123
     American International Insurance Company          25.00%      25,000        75,898        4,380
     AIG Claim Service, Inc.                           50.00%      48,963        58,879        2,350
     Transatlantic Holdings, Inc.                      62.00%      34,055     1,134,417       90,652
     21st Century Insurance Group                      16.69%     240,667       176,555       28,153
                                                                 --------    ----------     --------
        TOTAL COMMON STOCKS - AFFILIATES                         $602,396    $2,055,669     $204,736
                                                                 ========    ==========     ========

     The Company has ownership interests in certain affiliated real estate holding companies.

     The remaining equity interest in these investments, except for 21st Century Insurance Group and Transatlantic Holdings, Inc., is owned by other affiliated companies, which are wholly owned by the Parent.

     From time to time, the Company may own investments in partnerships across various other AIG affiliated entities with a combined percentage greater than 10.0%. As of December 31, 2005, the Company's total investments in partnerships with affiliated entities where AIG interest was greater than 10.0% amounted to $912,569.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

E.   OTHER RELATED PARTY TRANSACTIONS

     The following table summarizes all transactions (excluding reinsurance and cost allocation transactions) that occurred during 2005 and 2004 between the Company and any affiliated companies that exceeded one-half of one percent of the Company's admitted assets as of December 31, 2005 and 2004:

                                               ASSETS RECEIVED BY      ASSETS TRANSFERRED BY
                                                  THE COMPANY               THE COMPANY
                    EXPLANTION               -----------------------   -----------------------
       DATE OF          OF        NAME OF    STATEMENT                 STATEMENT
     TRANSACTION   TRANSACTION   AFFILIATE     VALUE     DESCRIPTION     VALUE     DESCRIPTION
     -----------   -----------   ---------   ---------   -----------   ---------   -----------
     Year Ended December 31, 2005

     3/3/2005        Dividend       AIG         $-           n/a        $15,866        Cash
     6/3/2005        Dividend       AIG         $-           n/a        $15,866        Cash
     9/3/2005        Dividend       AIG         $-           n/a        $15,866        Cash

     Year Ended December 31, 2004

     3/3/2004        Dividend       AIG         $-           n/a        $15,866        Cash
     6/3/2004        Dividend       AIG         $-           n/a        $15,866        Cash
     9/3/2004        Dividend       AIG         $-           n/a        $15,866        Cash
     12/3/2004       Dividend       AIG         $-           n/a        $15,866        Cash

     The Company also reinsures risks and assumes reinsurance from other affiliates. As agreed upon with the Insurance Department of the State of New York, transactions with Union Excess and Richmond are treated as affiliated.

     The Company did not change its methods of establishing terms regarding any affiliate transaction during the years ended December 31, 2005 and 2004.

     In the ordinary course of business, the Company utilizes certain affiliated companies for data center systems, investment services, salvage and subrogation, and claims management. These companies are AIG Technology, Inc., AIG Global Investment Corp., AI Recovery, Inc., and AIG Domestic Claims, Inc., respectively.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     In connection with these services, the fees paid by the Company to these affiliates during 2005 and 2004 are outlined in the table below:

     FOR THE YEARS ENDED DECEMBER 31,      2005       2004
     --------------------------------    --------   --------
     AIG Technology, Inc.*               $ 26,700   $ 24,421
     AIG Global Investment Corporation      4,565      3,668
     AI Recovery, Inc.                      3,574      3,102
     AIG Domestic Claims, Inc.            107,015    114,335
                                         --------   --------
        TOTAL                            $141,854   $145,526
                                         ========   ========

     *    Formerly AIG Data Center, Inc.

     As of December 31, 2005 and 2004, short-term investments included amounts invested in the AIG Managed Money Market Fund of $73,379 and $41,452, respectively.

     Federal and foreign income taxes recoverable from the Parent as of December 31, 2005 and 2004 amounted to $794,462 and $575,690, respectively.

     During 2005 and 2004, the Company sold $191,606 and $215,564, respectively, of premium receivables without recourse to AI Credit Corporation, and recorded losses of $3,436 and $2,834, respectively, related to these transactions.

     As of December 31, 2005 and 2004, the Company had the following balances payable/receivable to/from its affiliates (excluding reinsurance transactions):

     AS OF DECEMBER 31,                                   2005        2004
     ------------------                                ----------   --------
     Balances with pool member companies               $        -   $116,172
     Balances with less than 0.5% of admitted assets       33,968    230,747
                                                       ----------   --------
     PAYABLE TO PARENT, SUBSIDIARIES AND
        AFFILIATES                                     $   33,968   $346,919
                                                       ==========   ========

     AIG                                               $1,326,780   $      -
     Balances with pool member companies                  218,275    102,731
     Balances with less than 0.5% of admitted assets       95,038    327,586
                                                       ----------   --------
     RECEIVABLE FROM PARENT, SUBSIDIARIES AND
        AFFILIATES                                     $1,640,093   $430,317
                                                       ==========   ========

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

NOTE 6 -REINSURANCE

In the ordinary course of business, the Company reinsures certain risks with affiliates and other companies. Such arrangements serve to limit the Company's maximum loss on catastrophes, large and unusually hazardous risks. To the extent that any reinsuring company might be unable to meet its obligations, the Company would be liable for its respective participation in such defaulted amounts. The Company purchased catastrophe excess of loss reinsurance covers protecting its net exposures from an excessive loss arising from property insurance losses and excessive losses in the event of a catastrophe under workers' compensation contracts issued without limit of loss.

During 2005 and 2004, the Company's net premiums written and net premiums earned were comprised of the following:

                                                          2005                        2004
                                               -------------------------   -------------------------
FOR THE YEARS ENDED DECEMBER 31,                 WRITTEN        EARNED       WRITTEN        EARNED
--------------------------------               -----------   -----------   -----------   -----------
Direct premiums                                $ 6,522,919   $ 6,219,261   $ 6,125,467   $ 5,785,036
Reinsurance premiums assumed:
   Affiliates                                   11,104,687    11,235,985    11,048,099    10,535,993
   Non-affiliates                                   23,903      (176,461)       20,449        21,525
                                               -----------   -----------   -----------   -----------
      GROSS PREMIUMS                            17,651,509    17,278,785    17,194,015    16,342,554
                                               -----------   -----------   -----------   -----------
Reinsurance premiums ceded:
   Affiliates                                    9,252,497     9,022,390     8,878,722     8,379,091
   Non-affiliates                                1,247,759     1,210,575     1,325,462     1,440,719
                                               -----------   -----------   -----------   -----------
      NET PREMIUMS                             $ 7,151,253   $ 7,045,820   $ 6,989,831   $ 6,522,744
                                               ===========   ===========   ===========   ===========

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

The maximum amount of return commissions which would have been due reinsurers if all of the Company's reinsurance had been cancelled as of December 31, 2005 and 2004 with the return of the unearned premium reserve is as follows:

                      ASSUMED REINSURANCE        CEDED REINSURANCE                NET
                    -----------------------   -----------------------   -----------------------
                     UNEARNED                  UNEARNED
                      PREMIUM    COMMISSION     PREMIUM    COMMISSION     PREMIUM    COMMISSION
                     RESERVES      EQUITY      RESERVES      EQUITY      RESERVES      EQUITY
                    ----------   ----------   ----------   ----------   ----------   ----------
DECEMBER 31, 2005
   Affiliated       $5,444,204    $663,323    $3,544,901    $413,904    $1,899,303    $249,419
   Non Affiliated        6,481         790       504,864      58,948      (498,383)    (58,158)
                    ----------    --------    ----------    --------    ----------    --------
   TOTALS           $5,450,685    $664,113    $4,049,765    $472,852    $1,400,920    $191,261
                    ==========    ========    ==========    ========    ==========    ========
DECEMBER 31, 2004
   Affiliated       $5,283,256    $672,080    $3,314,793    $398,922    $1,968,463    $273,158
   Non Affiliated        6,117         778       467,677      56,283      (461,560)    (55,505)
                    ----------    --------    ----------    --------    ----------    --------
   TOTALS           $5,289,373    $672,858    $3,782,470    $455,205    $1,506,903    $217,653
                    ==========    ========    ==========    ========    ==========    ========

As of December 31, 2005 and 2004 and for the years then ended, the Company's unearned premium reserves, paid losses and LAE, and reserves for losses and LAE (including IBNR), have been reduced for reinsurance ceded as follows:

                     UNEARNED    PAID LOSSES   RESERVES FOR
                      PREMIUM        AND        LOSSES AND
                     RESERVES        LAE            LAE
                    ----------   -----------   ------------
DECEMBER 31, 2005
   Affiliates       $3,544,901    $ 91,985      $14,577,562
   Non-Affiliates      504,864     307,331        3,542,634
                    ----------    --------      -----------
   Total            $4,049,765    $399,316      $18,120,196
                    ==========    ========      ===========

DECEMBER 31, 2004
   Affiliates       $3,314,793    $ (4,950)     $12,392,072
   Non-Affiliates      467,677     250,942        2,844,971
                    ----------    --------      -----------
   TOTAL            $3,782,470    $245,992      $15,237,043
                    ==========    ========      ===========

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

The Company's unsecured reinsurance recoverables as of December 31, 2005 in excess of 3.0% of its Capital and surplus is set forth in the table below:


                                                        NAIC CO.
REINSURER                                                 CODE        AMOUNT
---------                                               --------   -----------
Affilliates:
   National Union Fire Company of Pittsburgh. Pa.         19445    $13,832,981
   American International Insurance Company               32220        485,807
   American Home Assurance Company                        19380        426,426
   Transatlantic Reinsurance Company                      19453        299,719
   American International Underwriters Overseas, Ltd.         -        261,189
   New Hampshire Indemnity Company                        23833        145,633
   AIU Insurance Company                                  19399        143,588
   AIG Global Trade and Political Risk Insurance Co.      10651        126,120
   American Internatlional Reinsurance Co. Ltd                -         63,082
   New Hampshire Insurance Company                        23841         59,913
   Insurance Company of the State of Pennsylvania         19429         58,964
   United Guaranty Insurance Company                      11715         46,718
   Commerce and Industry Insurance Company                19410         28,644
   Birmingham Fire Insurance Company of Pa.               19402         13,225
   Landmark Insurance Company                             35637          9,178
   Audubon Insurance Company                              19933          5,789
   Starr Excess Liability Insurance Company, Ltd.         10932          4,527
   Hartford Steam Boiler Inspection and Insurance Co.     11452          4,064
   Euroguard Insurance Company Limited                        -          3,607
   Illinois National Insurance Company                    23817          3,474
   National Union Fire Ins Company of Vermont                 -          3,047
   AIU Insurance Company (Japan)                              -          2,823
   American International Life Assurance Co. NY (US)      60607          2,567
   Granite State Insurance Company                        23809          2,413
   Ascot Syndicate Lloyds 1414                                -          2,112
   American General Life Insurance Company                60488          1,981
   Arabian American Insurance Company, Ltd.                   -          1,003
   Other affiliates below $1.0 million                        -         34,646
                                                                   -----------
      TOTAL AFFILIATES                                              16,073,240
                                                                   -----------
   Munich Re Group                                            -        169,035
   Lloyd's                                                    -        366,924
   Swiss Re Group                                             -        226,368
   Berkshire Hathaway Group                                   -        175,328
                                                                   -----------
      TOTAL NON AFFILIATES                                             937,655
                                                                   -----------
TOTAL AFFILIATES AND NON AFFILIATES                                $17,010,895
                                                                   ===========

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

During 2005 and 2004, the Company reported in its Statements of Income $43,140 and $61,923, respectively, of statutory underwriting losses, which were comprised of premiums earned of $(1,710) and $(8,315), respectively, less losses incurred of $41,430 and $53,608 respectively, as a result of commutations with the following reinsurers:

COMPANY                          2005      2004
-------                        -------   -------
SCOR Reinsurance Company       $42,442   $21,276
Suncorp Metway                     522         -
Copenhagen Reinsurance             165         -
Gulfstream Insurance Company        12         -
Aviabel S.A.                         -       274
AXA Albingia                         -     5,837
AXA Corporate Solutions              -     3,475
Converium Reins.                     -     7,528
Cottrell Syndicate                   -       (67)
CX Reinsurance                       -     4,274
Farm Bureau Mutual                   -       634
General Re Corporation               -    16,090
National Indemnity Company           -     2,671
Providence Washington                -       (17)
Royal and Sun Alliance, PLC          -       234
TIG Insurance Company                -      (870)
Trenwick America                     -       584
                               -------   -------
TOTAL                          $43,141   $61,923
                               =======   =======

As of December 31, 2005 and 2004, the Company had reinsurance recoverables on paid losses in dispute of $141,589 and $76,202, respectively.

During 2005 the Company had written off related reinsurance recoverable balances of $65,282.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)


NOTE 7 - RETROACTIVE REINSURANCE

As of December 31, 2005, the Company's reported the following activity and balances with respect to its retroactive reinsurance arrangements:

                                                 ASSUMED      CEDED
                                                ---------   --------
Reserves Transferred:
   Initial Reserves                            $  216,347   $453,727
   Adjustments - prior year(s)                   (178,026)   (21,800)
   Adjustments - current year                       6,783    (11,763)
                                                ---------   --------
   BALANCE AS OF DECEMBER 31, 2005                 45,104    420,164
                                                ---------   --------
Paid Losses Recovered:
   Prior year(s)                                    3,212    325,959
   Current year                                     8,999     29,161
                                                ---------   --------
   TOTAL RECOVERED AS OF DECEMBER 31, 2005         12,211    355,120
                                                ---------   --------
   CARRIED RESERVES AS OF DECEMBER 31, 2005     $  32,893   $ 65,044
                                                =========   ========
Consideration Paid or Received:
   Initial Reserves                             $ 201,597   $276,437
   Adjustments - prior year(s)                   (180,000)   (18,038)
   Adjustments - current year                           -       (830)
                                                ---------   --------
   TOTAL PAID AS OF DECEMBER 31, 2005           $  21,597   $257,569
                                                =========   ========
Special Surplus from Retroactive Reinsurance:
   Initial surplus gain or loss realized        $       -   $ 47,559
   Adjustments - prior year(s)                          -     34,019
   Adjustments - current year                           -    (13,471)
                                                ---------   --------
   BALANCE AS OF DECEMBER 31, 2005              $       -   $ 68,107
                                                =========   ========
CUMULATIVE FUNDS TRANSFERRED TO UNASSIGNED
   SURPLUS AS OF DECEMBER 31, 2005              $       -   $  6,279
                                                =========   ========

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

The Company's retroactive reinsurance balances (by reinsurer) as of December 31,2005, is set forth in the table below:

AS OF DECEMBER 31, 2005

REINSURER                                                 ASSUMED    CEDED
---------                                                 -------   -------
Commerce and Industry Insurance Company of Canada         $ 6,897   $     -
American International Reins. Co.                               -    57,331
Guideone Mutual Ins Co.                                     9,141         -
American Internaional Specialty Lines Insurance Company    15,877         -
PEG Reinsurance Co.                                             -     1,395
Swiss Re America Corp                                           -     1,078
Upinsco Inc                                                     -     1,083
All other reinsurers below $1.0 million                       978     4,157
                                                          -------   -------
TOTAL                                                     $32,893   $65,044
                                                          =======   =======

NOTE 8 - DEPOSIT ACCOUNTING ASSETS AND LIABILITIES

Certain of the products offered by the Company include funding components or have been structured in a manner such that little or no insurance risk is actually transferred. In addition, the Company has entered into several reinsurance arrangements, both treaty and facultative, which were determined to be deposit agreements. Funds received in connection with these arrangements are recorded as deposit liabilities, rather than premiums and incurred losses. Conversely, funds paid in connection with these arrangements are recorded as deposit assets, rather than as ceded premiums and ceded incurred losses.

As of December 31, 2005 and 2004, the Company's deposit assets and liabilities were comprised of the following:

                    2005                       2004
          ------------------------   ------------------------
            DEPOSIT      DEPOSIT       DEPOSIT      DEPOSIT
            ASSETS     LIABILITIES     ASSETS     LIABILITIES
          ----------   -----------   ----------   -----------
Direct    $        -     $ 56,768    $        -     $ 32,990
Assumed            -      430,142             -      432,485
Ceded      1,336,343            -     1,638,716            -
          ----------     --------    ----------     --------
TOTAL     $1,336,343     $486,910    $1,638,716     $465,475
          ==========     ========    ==========     ========

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

A reconciliation of the Company's deposit asset and deposit liabilities as of December 31, 2005 and 2004(1) is set forth in the table below:

                                                           2005                       2004
                                                 ------------------------   ------------------------
                                                   DEPOSIT      DEPOSIT       DEPOSIT      DEPOSIT
                                                   ASSETS     LIABILITIES     ASSETS     LIABILITIES
                                                 ----------   -----------   ----------   -----------
BALANCE AT BEGINNING OF PERIOD                   $1,638,716    $465,475     $2,100,303    $558,125
   Deposit activity, including loss recoveries     (446,464)    (11,942)      (435,087)    (84,181)
   Interest income or expense, net of
      amortization of margin                         90,901      33,377        106,939      (8,469)
   Non-admitted asset portion                        53,190           -       (133,439)          -
                                                 ----------    --------     ----------    --------
BALANCE AT END OF PERIOD                         $1,336,343    $486,910     $1,638,716    $465,475
                                                 ==========    ========     ==========    ========

During 2005 the Company received consideration of $275,106 resulting from the commutations of its reinsurance deposit accounting arrangement with the Richmond Insurance Company, Ltd.

As of December 31, 2005, the deposit assets with related parties, mostly reinsurance transactions with Union Excess, amounted to $ 1,192,231. During 2005, the Company commuted $258,052 of the deposit assets with Union Excess and Richmond resulting a $3,737 loss.

NOTE 9 - FEDERAL INCOME TAXES

The Company files a consolidated U.S. federal income tax return with the Parent and its domestic subsidiaries pursuant to a tax sharing agreement. The agreement provides that the Parent will not charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company if it had filed a separate federal income tax return. In addition, the agreement provides that the Company will be reimbursed by the Parent for tax benefits relating to any net losses or any tax credit of the Company utilized in filing the consolidated return. The federal income tax recoverables in the accompanying Statements of Admitted Assets were due from the Parent. As of December 31, 2005 and 2004, the U.S. federal income tax rate applicable to ordinary income was 35.0%.

----------
(1) The beginning of period for the 2004 year represents the deposit asset and liability balances at the inception date of the underlying agreements.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

The components of the Company's net deferred tax assets/liabilities at December 31, 2005 and 2004 are as follows:

AS OF DECEMBER 31,                               2005         2004
------------------                            ----------   ---------
Gross deferred tax assets                     $1,147,722   $ 946,890
Gross deferred tax liabilities                  (149,521)   (128,671)
Non-admitted deferred tax assets in
   accordance with SSAP No.10, income taxes     (689,694)   (495,434)
                                              ----------   ---------
NET DEFERRED TAX ASSETS ADMITTED              $  308,507   $ 322,785
                                              ==========   =========
CHANGE IN DEFERRED TAX ASSETS NON-ADMITTED    $ (194,260)  $ 225,562
                                              ==========   =========

During 2005 and 2004, the Company's current federal income tax expense (benefit) was comprised of the following:

FOR THE YEARS ENDED DECEMBER 31,                2005       2004
--------------------------------             ---------   -------
Income tax (benefit) expense on net
   underwriting and net investment income    $(252,358)  $61,549
Federal income tax adjustment - prior year       9,311    24,762
                                             ---------   -------
CURRENT INCOME TAX (BENEFIT) EXPENSE         $(243,047)  $86,311
                                             =========   =======

                         AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000's OMITTED)

The composition of the Company's net deferred tax assets at December 31, 2005 and 2004, and changes in deferred income taxes for 2005 is set forth in the table below:

AS OF DECEMBER 31,                              2005         2004       CHANGE
------------------                           ----------   ---------   ---------
Deferred Tax Assets
   Loss reserve discount                     $  499,838   $ 402,853   $  96,985
   Non-admitted assets                          206,602     186,532      20,070
   Unearned premium reserve                     303,414     289,576      13,838
   Partnership adjustments                            -       6,494      (6,494)
   Pension adjustments                            7,328       7,327           1
   Other temporary difference                   130,540      54,108      76,432
                                             ----------   ---------   ---------
      GROSS DEFERRED TAX ASSETS               1,147,722     946,890     200,832
   Non-admitted deferred tax assets            (689,694)   (495,434)   (194,260)
                                             ----------   ---------   ---------
      ADMITTED DEFERRED TAX ASSETS              458,028     451,456       6,572
                                             ----------   ---------   ---------
Deferred Tax Liabilities
   Unrealized capital gains                    (115,317)   (128,671)     13,354
   Partnership adjustments                       (4,047)          -      (4,047)
   Other temporary differences                  (30,157)          -     (30,157)
                                             ----------   ---------   ---------
   GROSS DEFERRED TAX LIABILITIES              (149,521)   (128,671)    (20,850)
                                             ----------   ---------   ---------
      NET ADMITTED DEFERRED TAX ASSETS       $  308,507   $ 322,785   $ (14,278)
                                             ==========   =========   =========
   Gross deferred tax assets                 $1,147,722   $ 946,890   $ 200,832
   Gross deferred tax liabilities              (149,521)   (128,671)    (20,850)
                                             ----------   ---------   ---------
   NET DEFERRED TAX ASSETS                   $  998,201   $ 818,219   $ 179,982
                                             ==========   =========   =========
   Income tax effect of unrealized capital
      (gains) / losses                                                  (13,354)
                                                                      ---------
   CHANGE IN DEFERRED INCOME TAXES                                    $ 166,628
                                                                      =========

                         AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000's OMITTED)

The actual tax expense (benefit) on income from operations differs from the tax expense (benefit) calculated at the statutory tax rate. A reconciliation of the Company's income tax expense (benefit) together with the significant book to tax adjustments for 2005 is set forth below:

                                                          TAX
                                             AMOUNT      EFFECT
                                           ---------   ---------
Net loss before federal income
   taxes                                   $(408,280)  $(142,898)
----------------------------------------------------------------
Book to tax adjustments:
----------------------------------------------------------------
   Tax exempt income and dividends
      received deduction, net of
      proration                             (296,930)   (103,926)
   Intercompany dividends                    (11,240)     (3,934)
   Meals and entertainment                     1,802         631
   Change in non-admitted assets             (54,557)    (19,095)
   Federal income tax adjustment - prior
      year                                         -      (9,311)
   Remediation adjustments                         -     (36,343)
   Contingent tax reserves                         -     (21,763)
   Foreign tax credits                             -     (52,544)
                                           ---------   ---------
   TOTAL BOOK TO TAX ADJUSTMENTS            (360,925)   (246,285)
                                           ---------   ---------
FEDERAL TAXABLE LOSS AND TAX BENEFIT       $(769,205)  $(389,183)
                                           =========   =========
----------------------------------------------------------------
Current Federal income tax (benefit)
   expense                                             $(243,047)
Income tax on net realized capital gains                  20,492
Change in deferred income taxes                         (166,628)
                                                       ---------
Total Federal income tax benefit                       $(389,183)
                                                       =========

The amount of federal income taxes incurred and available for recoupment in the event of future net operating losses for tax purposes is set forth in the table below:

Current year           $     -
First preceding year   $75,153
                       -------

The Company did not have any unused loss carry forwards or tax credits available to offset against future taxable income as of December 31, 2005.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

NOTE 10 - PENSION PLANS AND DEFERRED COMPENSATION ARRANGEMENTS

A.   GENERAL

     Employees of AIG, the ultimate holding company, its subsidiaries and certain affiliated companies, including employees in foreign countries, are generally covered under various funded and insured pension plans. Eligibility for participation in the various plans is based on either completion of a specified period of continuous service or date of hire, subject to age limitation.

     AIG's U.S. retirement plan is a qualified, non-contributory defined benefit retirement plan which is subject to the provisions of the Employee Retirement Income Security Act of 1974. All employees of AIG and most of its subsidiaries and affiliates who are regularly employed in the United States, including certain U.S. citizens employed abroad on a U.S. dollar payroll, and who have attained age 21 and completed twelve months of continuous service are eligible to participate in this plan. An employee with five or more years of service is entitled to pension benefits beginning at normal retirement at age 65. Benefits are based upon a percentage of average final compensation multiplied by years of credited service limited to 44 years of credited service. The average final compensation is subject to certain limitations. The employees may elect certain options with respect to their receipt of their pension benefits including a joint and survivor annuity. An employee with ten or more years of service may retire early from age 55 to 64. An early retirement factor is applied resulting in a reduced benefit. If an employee terminates with less than five years of service, such employees forfeit their right to receive any pension benefits accumulated thus far.

     Annual funding requirements are determined based on the Projected Unit Credit Cost Method which attributes a pro rata portion of the total projected benefit payable at normal retirement to each year of credited service.

     The Company's share of net expense for the qualified pension plan was $6,500 and $9,800 for the years ended December 31, 2005 and 2004, respectively.

B.   DEFERRED COMPENSATION PLAN

     Some of the Company's officers and key employees are participants in AIG's stock option plans of 1991 and 1999. Details of these plans are published in AIG's 2005 Annual Report on form 10-K. During 2005 the Parent allocated $2,177 of the cost of these stock options and certain other deferred compensation programs to the Company.

     POST-RETIREMENT BENEFIT PLANS

     AIG's US postretirement medical and life insurance benefits are based upon the employee electing immediate retirement and having a minimum of ten years of service. Retirees and their dependents who were 65 by May 1, 1989 participate in the medical plan at no cost. Employees who retired after May 1, 1989 or prior to January 1, 1993 pay the active employee premium if under age 65 and 50 percent of the active employee premium if over age 65. Retiree contributions are subject to adjustment annually. Other cost sharing features of the medical plan include deductibles, coinsurance and Medicare coordination and a lifetime maximum benefit of $2,000. The maximum life insurance benefit prior to age 70 is $32 with a maximum $25 thereafter.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     Effective January 1, 1993, both plans' provisions were amended. Employees who retire after January 1, 1993 are required to pay the actual cost of the medical insurance benefit premium reduced by a credit which is based upon years of service at retirement. The life insurance benefit varies by age at retirement from $5 for retirement at ages 55 through 59 and $10 for retirement at ages 60 through 64 and $15 from retirement at ages 65 and over.

     The postretirement benefit obligations and amounts recognized in AIG's consolidated balance sheet as of December 31, 2005 and 2004 were $140,100 and $243,000, respectively. These obligations are not funded currently. The Company's share of the expense of other postretirement benefit plans was $200 and $0 for 2005 and 2004, respectively.

     AIG is the Plan Sponsor of the pension, postretirement and benefit plans and is ultimately responsible for the conduct of the plans. The Company is only obligated to the extent of their allocation of expenses from these plans.

     The Company's weighted average assumptions that were used to determine its pension benefit obligations as of December 31, 2005 and 2004 are set forth in the table below:

     AS OF DECEMBER 31,                              2005         2004
     ------------------                           ----------   ----------
        Discount rate                                5.50%        5.75%
        Rate of compensation increase (average)      4.25%        4.25%
        Measurement date                          12/31/2005   12/31/2004
        Medical cost trend rate                       N/A          N/A

C.   POST-EMPLOYMENT BENEFITS AND COMPENSATED ABSENCES

     AIG provides certain benefits to inactive employees who are not retirees. Certain of these benefits are insured and expensed currently; other expenses are provided for currently. Such expenses include medical and life insurance continuation and COBRA medical subsidies.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

NOTE 11 - CAPITAL AND SURPLUS AND DIVIDEND RESTRICTIONS

A.   CAPITAL AND SURPLUS

     The issued capital and surplus position of the Company at December 31, 2005 and 2004 was as follows:

                                              2005         2004
                                           ----------   ----------
     Common stock, par value               $   25,426   $   25,426
     Common stock in excess of par value    2,779,526      702,746
                                           ----------   ----------
           TOTAL CAPITAL                    2,804,952      728,172
                                           ----------   ----------
     Unassigned surplus                     2,176,592    2,529,590
     Special surplus from retroactive
     reinsurance arrangements                  68,107       81,578
                                           ----------   ----------
           TOTAL SURPLUS                    2,244,699    2,611,168
                                           ----------   ----------
        TOTAL CAPITAL AND SURPLUS          $5,049,651   $3,339,340
                                           ==========   ==========

     The portion of unassigned funds (surplus) at December 31, 2005 and 2004 represented or reduced by each item below is as follows:

                                     2005          2004
                                 -----------   -----------
     Unrealized gains            $ 1,725,717   $ 1,570,673
     Non-admitted asset values   $(1,378,107)  $(1,055,332)
     Provision for reinsurance   $  (210,152)  $  (376,738)

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

B.   RISK-BASED CAPITAL REQUIREMENTS

     The NAIC has adopted a Risk-based Capital ("RBC") formula to be applied to all property and casualty insurance companies. RBC is a method of establishing the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. A company's RBC is calculated by applying different factors to various asset classes, net premiums written and loss and LAE reserves. A company's result from the RBC formula is then compared to certain established minimum capital benchmarks. To the extent a company's RBC result does not either reach or exceed these established benchmarks, certain regulatory actions may be taken in order for the insurer to meet the statutorily-imposed minimum capital and surplus requirements.

     In connection therewith, the Company has satisfied the capital and surplus requirements of RBC for the 2005 reporting period.

C.   DIVIDEND RESTRICTIONS

     Under New York law, the Company may pay cash dividends only from earned surplus determined on a statutory basis. Further, the Company is restricted (on the basis of the lower of 10.0% of the Company's statutory surplus as of December 31, 2005, or 100.0% of the Company's adjusted net investment income for the preceding 36 month period ending December 31, 2005) as to the amount of dividends it may declare or pay in any twelve-month period without the prior approval of the Insurance Department of the State of New York. At December 31, 2005, the maximum dividend payments, which may be made without prior approval during 2006, is approximately $504,965.

     Within the limitations noted above, there are no restrictions placed on the portion of Company profits that may be paid as ordinary dividends to stockholders. There were no restrictions placed on the Company's surplus including for whom the surplus is being held. There is no stock held by the Company for any special purpose.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

NOTE 12 - CONTINGENCIES

A.   LEGAL PROCEEDINGS

     The Company is involved in various legal proceedings incident to the operation of its business. Such proceedings include claims litigation in the normal course of business involving disputed interpretations of policy coverage. Other proceedings in the normal course of business include allegations of underwriting errors or omissions, bad faith in the handling of insurance claims, employment claims, regulatory activity, and disputes relating to the Company's business ventures and investments.

     Other legal proceedings include the following:

     AIG, National Union Fire Insurance Company of Pittsburgh, Pa. (National Union), and American International Specialty Lines Insurance Company (AISLIC) have been named defendants (the AIG Defendants) in two putative class actions in state court in Alabama that arise out of the 1999 settlement of class and derivative litigation involving Caremark Rx, Inc. (Caremark). An excess policy issued by a subsidiary of AIG with respect to the 1999 litigation was expressly stated to be without limit of liability. In the current actions, plaintiffs allege that the judge approving the 1999 settlement was misled as to the extent of available insurance coverage and would not have approved the settlement had he known of the existence and/or unlimited nature of the excess policy. They further allege that the AIG Defendants and Caremark are liable for fraud and suppression for misrepresenting and/or concealing the nature and extent of coverage. In their complaint, plaintiffs request compensatory damages for the 1999 class in the amount of $3,200,000, plus punitive damages. The AIG Defendants deny the allegations of fraud and suppression and have asserted, inter alia, that information concerning the excess policy was publicly disclosed months prior to the approval of the settlement. The AIG Defendants further assert that the current claims are barred by the statute of limitations and that plaintiffs' assertions that the statute was tolled cannot stand against the public disclosure of the excess coverage. Plaintiffs, in turn, have asserted that the disclosure was insufficient to inform them of the nature of the coverage and did not start the running of the statute of limitations. On January 28, 2005, the Alabama trial court determined that one of the current actions may proceed as a class action on behalf of the 1999 classes that were allegedly defrauded by the settlement. The AIG Defendants and Caremark are seeking appellate relief from the Alabama Supreme Court. The AIG Defendants cannot now estimate either the likelihood of its prevailing in these actions or the potential damages in the event liability is determined.

     On September 2, 2005, AIG sued Robert Plan Corporation, the agency which services personal auto assigned risk business alleging the misappropriation of funds and other violations of contractual arrangements. On September 27, 2005, Robert Plan Corporation countersued AIG for $370,000 in disgorged profits and $500,000 of punitive damages. Subsequently, American Home Assurance Company (American Home) was named as a counterclaim defendant in this case. American Home believes that the countersuit is without merit and intends to defend it vigorously.

     Effective February 9, 2006, AIG reached a resolution of claims and matters under investigation with the United States Department of Justice (the DOJ), the United States Securities and Exchange Commission (the SEC), the Office of the Attorney General of the State of New York (the NYAG) and the New York Insurance Department (the NYDOI). The settlements resolve outstanding litigation and allegations by such agencies against AIG in connection with the accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries,

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of these settlements, AIG will make payments totaling approximately $1,640,000, including (i) $375,000 to be paid into a fund under the supervision of the NYAG and NYDOI to be available principally to pay certain AIG insurance company subsidiary policyholders who purchased excess casualty policies through Marsh & McLennan Companies, Inc. and Marsh Inc. and (ii) $343,000 to be paid into a fund under the supervision of the NYAG and the NYDOI to be used to compensate various states in connection with the underpayment of certain workers compensation premium taxes and other assessments.

     Various federal and state regulatory agencies are reviewing certain other transactions and practices of AIG and its subsidiaries, including the Company, in connection with certain industry-wide and other inquiries including, but not limited to, insurance brokerage practices relating to contingent commissions. It is possible that additional civil or regulatory proceedings will be filed. Additionally, various actions have been brought against AIG arising out of the liability of certain AIG subsidiaries, including the Company, for taxes, assessments, and surcharges for policies of workers compensation insurance. As of December 31, 2005, the Company recorded a provision of $54,468 to cover any contingent obligations arising from the potential underpayment of these taxes and assessments.

     Since October 19, 2004, AIG and certain subsidiaries have been named as defendants in numerous complaints that were filed in federal court and in state court (Massachusetts and Florida) and removed to federal court. These cases generally allege that AIG and its subsidiaries violated federal and various state antitrust and anti-racketeering laws, various state deceptive and unfair practice laws and certain state laws governing fiduciary duties. The alleged basis of these claims is that there was a conspiracy between insurance companies and insurance brokers with regard to the bidding practices for insurance coverage in certain sectors of the insurance industry. The Judicial Panel on Multidistrict Litigation entered an order consolidating most of these cases and transferring them to the United States District Court for the District of New Jersey. The remainder of these cases have been transferred to the District of New Jersey.

     On August 15, 2005, the plaintiffs in the multidistrict litigation filed a Corrected First Consolidated Amended Commercial Class Action Complaint which names AIG and the following additional AIG subsidiaries as defendants: AIU Insurance Company, American Home, National Union, AISLIC, American International Insurance Company, Birmingham Fire Insurance Company of Pennsylvania, Commerce and Industry Insurance Company, Lexington Insurance Company, National Union Fire Insurance Company of Louisiana, New Hampshire Insurance Company, The Hartford Steam Boiler Inspection and Insurance Company, and The Insurance Company of the State of Pennsylvania. Also on August 15, 2005, AIG, American Home, and AIG Life Insurance Company were named as defendants in a Corrected First Consolidated Amended Employee Benefits Complaint filed in the District of New Jersey that adds claims under ERISA. The AIG defendants, along with other insurer defendants and the broker defendants filed motions to dismiss both the Commercial and Employee Benefits Complaints. Plaintiffs' have filed a Motion for Class Certification in the consolidated action, which defendants will oppose. Both the motion to dismiss and the class certification motions are pending.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     On January 18, 2006, American International Aviation Agency, Inc. (AIAA) and Redholm Underwriting Agents Limited (Redholm) commenced two separate arbitration proceedings against New Hampshire Insurance Company (NHIC) in the United States and United Kingdom, respectively, seeking to prevent NHIC from terminating and/or breaching certain agreements with AIAA, Redholm and their affiliates. On the same date, AIAA filed an action in Georgia state court against NHIC, and sought an injunction barring NHIC from terminating and/or breaching these agreements pending the outcome of the arbitration. AIAA and Redholm were, at the time, managing general agents for certain insurance company subsidiaries of AIG, and are wholly owned by C.V. Starr & Co., Inc. (C.V. Starr), a company that is controlled by certain former senior executives of AIG. AIG and its affiliates thereafter terminated their managing general agency relationship with AIAA. They had previously terminated their agency relationship with Redholm.

     Subsequent to the commencement of these arbitration proceedings, two other managing general agencies owned by C.V. Starr - American International Marine Agency, Inc. (AIMA), and C.V. Starr & Co. (Starr California) - commenced two additional arbitration proceedings against AIG and certain of its affiliates, and Starr Technical Risks Agency, Inc. (Starr Tech), a third C.V. Starr agency (together with AIAA, AIMA and Starr California, the C.V. Starr Agencies), asserted claims in an arbitration that had been commenced by certain AIG subsidiaries. The AIG insurance companies named in claims asserted by the C.V. Starr Agencies are: The Insurance Company of the State of Pennsylvania, Illinois National Insurance Co., American International South Insurance Company, Granite State Insurance Company, AISLIC, National Union, Birmingham Fire Insurance Company of Pennsylvania, American Home, Commerce and Industry Insurance Company, and AIU Insurance Company (the AIG Insurance Company Defendants). The claims asserted by the C.V. Starr Agencies allege that AIG and the AIG Insurance Company Defendants are irreparably harming the C.V. Starr Agencies by, among other things, misappropriating their business relationships and proprietary information, predatorily hiring their employees, and restricting their access to offices, computer systems, documents and other information. They seek damages and injunctive relief: (i) permitting the C.V. Starr Agencies to operate independently from AIG, and to produce business for other companies, and (ii) restraining AIG and its affiliates from competing with the C.V. Starr Agencies for certain business and from using the C.V. Starr Agencies' proprietary information.

     AIG and certain of the AIG Insurance Company Defendants have also instituted arbitration and litigation in New York and litigation in Georgia seeking damages, equitable and injunctive relief: (i) preventing the C.V. Starr Agencies from denying AIG access to its documents and information;
     (ii) enjoining the C.V. Starr Agencies from engaging in certain insurance and reinsurance transactions with non-AIG companies; (iii) requiring the C.V. Starr Agencies to relinquish control of certain premium trust funds; and (iv) seeking damages resulting from any improper or illegal conduct of the C.V. Starr Agencies. AIG and its affiliates have also terminated or provided notice of termination of their managing general agency relationships with Starr Tech and Starr California.

     On March 20, 2006, C.V. Starr filed a lawsuit in the United States District Court for the Southern District of New York against AIG, alleging that the use by certain AIG affiliates of the name "Starr" in commerce infringes trademarks held by C.V. Starr. The Complaint alleges claims for federal trademark infringement, common law unfair competition, service mark infringement and dilution pursuant to New York law. C.V. Starr also alleges that AIG's continued ownership of certain Internet domain names that include the "Starr" name, violates federal law and constitutes conversion of C.V. Starr property. C.V. Starr seeks to enjoin AIG from using the name Starr, to turn over its rights in certain trademark and domain name rights, and also seeks damages as a result of these violations.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     AIG and its affiliates involved in the arbitration and litigation proceedings with the C.V. Starr Agencies cannot now estimate either the likelihood of their prevailing in these actions or any potential damages in the event liability is determined.

     AIG is also subject to various legal proceedings which have been disclosed in AIG's periodic filings under the Securities Exchange Act of 1934, as amended, in which the Company is not named as a party, but whose outcome may nonetheless adversely affect the Company's financial position or results of operation.

     Except for the provisions the Company recorded related to the contingent liabilities arising out of the potential underpayment of premium taxes and assessments described in the preceding paragraphs, the Company cannot predict the outcome of the matters described above, estimate the potential costs related to these matters, or determine whether other AIG subsidiaries, including the Company, would have exposure to proceedings in which they are not named parties by virtue of their participation in an inter-company pooling arrangement and, accordingly, no reserve is being established in the Company's financial statements at December 31, 2005. In the opinion of management, the Company's ultimate liability for the matters referred to above is not likely to have a material adverse effect on the Company's financial position, although it is possible that the effect would be material to the Company's results of operations for an individual reporting period.

B.   ASBESTOS AND ENVIRONMENTAL RESERVES

     The Company continues to receive indemnity claims asserting injuries from toxic waste, hazardous substances, asbestos and other environmental pollutants and alleged damages to cover the clean-up costs of hazardous waste dump sites (environmental claims). Estimation of environmental claims loss reserves is a difficult process, as these claims, which emanate from policies written in 1984 and prior years, cannot be estimated by conventional reserving techniques. Environmental claims development is affected by factors such as inconsistent court resolutions, the broadening of the intent of policies and scope of coverage and increasing number of new claims. The Company and other industry members have and will continue to litigate the broadening judicial interpretation of policy coverage and the liability issues. If the courts continue in the future to expand the intent of the policies and the scope of the coverage, as they have in the past, additional liabilities would emerge for amounts in excess of reserves held. This emergence cannot now be reasonably estimated, but could have a material impact on the Company's future operating results or financial position.

     The Company's environmental exposure arises from the sale of general liability, product liability or commercial multi peril liability insurance, or by assumption of reinsurance within these lines of business.

     The Company tries to estimate the full impact of the asbestos and environmental exposure by establishing full case basis reserves on all known losses and establishes bulk reserves for IBNR losses and LAE based on management's judgment after reviewing all the available loss, exposure, and other information.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     The Company's asbestos and environmental related loss and LAE reserves (including case & IBNR reserves) as of December 31, 2005 and 2004, gross net of reinsurance credits, are as follows:

                                                     ASBESTOS LOSSES      ENVIRONMENTAL LOSSES
                                                  ---------------------   --------------------
                                                     2005        2004        2005       2004
                                                  ----------   --------    --------   --------
     Direct:
     Loss and LAE reserves, beginning of period   $  693,044   $257,696    $256,889   $185,969
        Incurred losses and LAE                      489,955    507,688      63,051    111,636
        Calendar year paid losses and LAE            (95,374)   (72,340)    (31,264)   (40,715)
                                                  ----------   --------    --------   --------
     Loss and LAE reserves, end of period         $1,087,625   $693,044    $288,676   $256,890
                                                  ==========   ========    ========   ========
     Assumed:
     Loss and LAE reserves, beginning of period   $   90,162   $ 32,780    $  6,626   $  8,074
        Incurred losses and LAE                       14,722     62,592         830       (556)
        Calendar year paid losses and LAE             (7,485)    (5,209)       (895)      (892)
                                                  ----------   --------    --------   --------
     Loss and LAE reserves, end of period         $   97,399   $ 90,163    $  6,561   $  6,626
                                                  ==========   ========    ========   ========
     Net of Reinsurance:
     Loss and LAE reserves, beginning of period   $  348,261   $103,262    $142,025   $ 80,833
        Incurred losses and LAE                      209,273    275,687      16,410     82,751
        Calendar year paid losses and LAE            (39,288)   (30,688)    (23,458)   (21,559)
                                                  ----------   --------    --------   --------
     LOSS AND LAE RESERVES, END OF PERIOD         $  518,246   $348,261    $134,977   $142,025
                                                  ==========   ========    ========   ========

     Management believes that the reserves carried for the asbestos and environmental claims at December 31, 2005 are adequate as they are based on known facts and current law. AIG continues to receive claims asserting injuries from toxic waste, hazardous substances, and other environmental pollutants and alleged damages to cover the cleanup costs of hazardous waste dump sites (hereinafter collectively referred to as environmental claims) and indemnity claims asserting injuries from asbestos. Estimation of asbestos and environmental claims loss reserves is a difficult process, as these claims, which emanate from policies written in 1984 and prior years, cannot be estimated by conventional reserving techniques.

C.   OTHER CONTINGENCIES

     In the ordinary course of business, the Company enters into structured settlements to settle certain claims. Structured settlements involve the purchase of an annuity to fund future claim obligations. In the event the life insurers providing the annuity, on certain structured settlements, are not able to meet their obligations, the Company would be liable for the payments of benefits.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     As of December 31, 2005, the Company has not incurred a loss and there has been no default by any of the life insurers included in the transactions. Management believes that based on the financial strength of the life insurers involved in these structured settlements, the likelihood of a loss is remote.

     In connection therewith, as of December 31, 2005, the Company's loss reserves eliminated by annuities and unrecorded loss contingencies amounted to $724,600 and $705,900, respectively.

     As part of its private equity portfolio investment, as of December 31, 2005, the Company may be called upon for an additional capital investment of up to $293,300. The Company expects only a small portion of this portfolio will be called during 2006.

     As fully disclosed in Note 5, the Company has guaranteed the policyholder obligations of certain affiliated insurance companies. Each of the guaranteed affiliates has admitted assets in excess of policyholder liabilities. The Company believes that the likelihood of a payment under any of these guarantees is remote.

NOTE 13 - OTHER SIGNIFICANT MATTERS

A.   SEPTEMBER 11, 2001 EVENTS

     As of December 31, 2005 and 2004, the Company's ultimate losses and LAE as a result of the September 11th events gross, ceded and net of reinsurance, is set forth in the table below:

     AS OF DECEMBER 31,         2005        2004
     ------------------      ---------   ---------
     Gross of reinsurance    $ 448,183   $ 448,183
     Ceded reinsurance        (386,704)   (386,704)
                             ---------   ---------
        NET OF REINSURANCE   $  61,479   $  61,479
                             =========   =========

     All contingencies and unpaid claims or losses resulting from the September 11th events have been recognized in the financial statements. The Company does not expect any unrecognized contingencies or unpaid claims or losses to impact the financial statements in the near term.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

B.   PROPERTY CATASTROPHE LOSSES

     During 2005, the Company incurred significant losses related to certain hurricane events. In connection therewith, the Company's estimate of its potential pre-tax loss exposure, including the cost of reinstatement premiums, related to these events is set forth in the table below:

                 LOSS OCCURRENCE                                                 PRE-TAX LOSS
     HURRICANE        PERIOD       CATEGORY             AREA / REGION              EXPOSURE
     ---------   ---------------   --------   --------------------------------   ------------
     Katrina       August 2005         4      Louisiana / Central Gulf Coast       $183,337
     Rita         September 2005       3      Southwestern Louisiana and Texas       47,890
     Wilma         October 2005        3      Southern Florida                       62,495
                                                                                   --------
        TOTAL                                                                      $293,722
                                                                                   ========

C.   OTHER

     The Company underwrites a significant concentration of its direct business with brokers.

     As of December 31, 2005 and 2004, the amount of reserve credits recorded for high deductibles on unpaid claims amounted to $3,700,000 and $3,200,000, respectively. As of December 31, 2005 and 2004, the amount billed and recoverable on paid claims amounted to $332,400 and $367,200, respectively, of which $16,600 and $21,000, respectively, were non-admitted.

     The Company's direct percentage of policyholder dividend participating policies is 0.05 percent. Policyholder dividends are accounted for on an incurred basis. In connection therewith, during 2005 and 2004, policyholder dividends amounted to $19 and $532, respectively.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     As of December 31, 2005 and 2004, other admitted assets as reported in the accompanying statements of admitted assets were comprised of the following balances:

     AS OF DECEMBER 31,                               2005        2004
     ------------------                            ---------   ---------
     Guaranty funds receivable or on deposit       $  20,098   $  18,706
     Loss funds on deposit                            71,016      84,258
     Outstanding loss drafts - Suspense Accounts     509,571     277,641
     Accrued recoverables                              6,780       5,963
     Servicing carrier receivable                          -       6,453
     Other                                            17,681      82,735
     Allowance for doubtful accounts                (446,746)   (103,851)
                                                   ---------   ---------
        TOTAL OTHER ADMITTED ASSETS                $ 178,400   $ 371,905
                                                   =========   =========

     Guaranty fund receivables represent payments to various state insolvency funds which are recoupable against future premium tax payment in the respective states. Various states allow insurance companies to recoup assessments over a period of five to ten years.

     The Company routinely assesses the collectibility of its receivable balances for potential uncollectible premiums receivable due from agents and reinsurance recoverable balances. In connection therewith, as of December 31, 2005 and 2004, the Company established an allowance for doubtful accounts of $446,746 and $103,851, respectively, which was reported as a contra asset within Other Admitted Assets in the accompanying Statements of Admitted Assets.

     During 2005, the Company recorded $145,742 of the increase in the allowance for doubtful accounts to Net Loss from Agents' Balances Charged-off in the accompanying 2005 Statement of Income, and recorded the remaining increase of $197,153 as an adjustment for prior period corrections to the Company's Capital and Surplus balance at January 1, 2005.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

NOTE 14 - SUBSEQUENT EVENTS

A.   CAPITAL MAINTENANCE AGREEMENT

     In February 2006, the Company entered into a Capital Maintenance Agreement ("CMA") with its Parent. The CMA provides that in the event that the Company's Total Adjusted Capital falls below 200.0% of the Company's Authorized Control Level RBC, as reported in the Company's 2005 Annual Statement, together with any adjustments or modifications required by the Company's domiciliary regulator, the Parent will provide a capital contribution to the Company in an amount equal to the difference between the Company's Total Adjusted Capital and 200.0% of the Company's Authorized Control Level RBC. In lieu of making any capital contribution, with the approval of the domiciliary department, AIG may provide a letter of credit naming the Company as beneficiary.

     Effective upon the date of filing of the Company's 2005 Annual Statement with its domiciliary regulator, this CMA superseded and replaced a similar agreement that was effective October 15, 2005 related to the Company's December 31, 2004 surplus position.

     During 2005, the board of directors of the Parent, authorized a resolution where it committed to replenish any surplus lost as a result of the effects of the restatements of the Company's December 31, 2004 financial statements as well as any additional loss and loss adjustment expense strengthening as a result of the reserve review conducted by an independent actuarial consultant. In accordance with that resolution, on February 15, 2006, the Parent contributed $1,326,780 in cash to the Company. In connection therewith, at December 31, 2005, the Company reported a receivable of $1,326,780 with its Parent and increased its Capital in Excess of Par Value, accordingly. The recognition of this surplus contribution has been approved by the New York Insurance Department.

     With the approval of the Company's domiciliary regulator, AIG provided the Company with a letter of credit for unauthorized reinsurance recoverables at December 31, 2005, authorizing withdrawls of up to $360,000. Additionally, the calculation of the provision for reinsurance at December 31, 2005 reflects the effects of cash collections from affiliates subsequent to December 31, 2005.

B.   LIFE SETTLEMENTS

     Subsequent to December 31, 2005, the Company agreed in principle, subject to the execution of acceptable agreements and the approval of the New York State Insurance Department, to a series of simultaneous transactions culminating in the sale to affiliates of the collateral interests underlying all life settlement loans on its books for net cash in an amount equal to the cost, including all capitalized and accrued interest, of the loans prior to such transactions. As a result, the loans will be extinguished with no gain or loss to be realized on these transactions. Effective with the closing of these transactions, the Company will cease granting new life settlements loans.